Invesco Small Cap Growth Portfolio
Invesco Small Cap Growth Portfolio PORTFOLIO SUMMARY:
Investment Objective
Long-term growth of capital.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Invesco Small Cap Growth Portfolio (USD $)	Class A	Class B	Class E
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses Invesco Small Cap Growth Portfolio		Class A	Class B	Class E
Management Fee		0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.15%
Other Expenses		0.03%	0.03%	0.03%
Total Annual Portfolio Operating Expenses		0.88%	1.13%	1.03%
Contractual Fee Waiver	[1]	0.02%	0.02%	0.02%
Total Annual Portfolio Operating Expenses After Fee Waiver		0.86%	1.11%	1.01%
[1]	MetLife Advisers, LLC has contractually agreed, for the period April 30, 2012 through April 30, 2013, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.83% on the first $500 million of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that all fee waivers remain in effect only for the period ending April 30, 2013. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Invesco Small Cap Growth Portfolio (USD $)	Class A	Class B	Class E
1 Year	88	114	104
3 Years	280	359	327
5 Years	488	623	569
10 Years	1,086	1,379	1,262

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 40.2% of the average value of its portfolio.

Principal Investment Strategies

Invesco Advisers, Inc. ("Invesco"), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio's assets in securities of small-cap companies. In complying with this 80% investment requirement, the Portfolio will invest primarily in marketable equity securities. The Portfolio considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month, within the range of market capitalizations of companies included in the Russell 2000 Index.

The Portfolio may invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges. The Portfolio may also invest up to 25% of its total assets in foreign securities. For risk management purposes, the Portfolio may hold a portion of its assets in cash or cash equivalents, including money market instruments.

In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that constrains the Portfolio's industry group weightings within a specific range versus the industry group weightings of the Russell 2000 Growth Index, which the portfolio managers believe represents the small cap growth asset class. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.

■

Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry.

■	Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.

■

Timeliness analysis is used to help identify the "timeliness" of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the Portfolio.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd — 2003	20.75%
Lowest Quarter	4th — 2008	-26.80%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns Invesco Small Cap Growth Portfolio	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	(0.85%)	2.86%		4.43%	Jan 2, 2002
Class B	(1.08%)	2.60%	4.18%
Class E	(1.00%)	2.69%		4.73%	Apr 1, 2002
Russell 2000 Growth Index (reflects no deduction for mutual fund fees and expenses)	(2.91%)	2.09%	4.48%

American Funds Balanced Allocation Portfolio
American Funds® Balanced Allocation Portfolio PORTFOLIO SUMMARY:
Investment Objectives
A balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”) but do reflect the fees and expenses of the investment companies in which the Portfolio invests (the “Underlying Portfolios”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Funds Balanced Allocation Portfolio (USD $)	Class B	Class C
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses American Funds Balanced Allocation Portfolio	Class B	Class C
Management Fee	0.06%	0.06%
Distribution and/or Service (12b-1) Fees	0.25%	0.55%
Other Expenses	0.01%	0.01%
Acquired Fund Fees and Expenses	0.37%	0.37%
Total Annual Portfolio Operating Expenses	0.69%	0.99%

As an investor in an Underlying Portfolio, the Portfolio bears its pro-rata portion of the operating expenses of that Underlying Portfolio, including such Underlying Portfolio’s management fee. The percentage shown for Acquired Fund (Underlying Portfolio) Fees and Expenses shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the relevant Underlying Portfolios during the last fiscal year.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the Underlying Portfolios, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example American Funds Balanced Allocation Portfolio (USD $)	Class B	Class C
1 Year	71	101
3 Years	221	317
5 Years	385	549
10 Years	861	1,217

Portfolio Turnover
The Portfolio, which operates as a fund of funds, does not pay transaction costs when it buys and sells shares of Underlying Portfolios (or “turns over” its portfolio). An Underlying Portfolio pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Underlying Portfolios and the Portfolio. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 7.2% of the average value of its portfolio. Some of the Underlying Portfolios, however, may have portfolio turnover rates as high as 100% or more.

Principal Investment Strategies

The Portfolio will invest substantially all of its assets in shares of the Underlying Portfolios, which are currently funds of the American Funds Insurance Series®, but may in the future include other funds within the American Fund family that are not part of the American Funds Insurance Series. The Portfolio has a target allocation between the two broad asset classes (equity and fixed income). MetLife Advisers, LLC (“MetLife Advisers”), the adviser to the Portfolio, establishes specific target investment percentages for the broad asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those asset classes. MetLife Advisers then selects the Underlying Portfolios in which the Portfolio invests based on, among other factors, the Underlying Portfolios’ investment objectives, policies, investment process and portfolio analytical and management personnel.

Under normal circumstances, the Portfolio primarily invests in Underlying Portfolios that may hold large cap, small cap, mid cap or foreign equity securities and also invests in Underlying Portfolios that hold fixed income securities in accordance with target allocations of 65% to equity securities and 35% to fixed income securities.

The following chart describes the target allocations, as of April 30, 2012, between equity and fixed income securities. You should note that these percentages do not directly correspond to investment in the Underlying Portfolios because each Underlying Portfolio may contain one or more asset classes (e.g., equity and fixed income) and each Underlying Portfolio may contain various subsets of an asset class (e.g., small cap, mid cap and foreign securities). Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, the actual allocations to equity and fixed income securities may vary from the Portfolio’s target allocations in the chart below. Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio’s actual allocations could vary substantially from the target allocations due to market valuation changes.

Asset Class		Target Allocation
Equity	65%
Domestic Equity		46%
Foreign Equity		19%
Fixed Income	35%
U.S. Investment Grade		27%
U.S. High Yield		4%
Foreign Fixed Income		4%

The “Foreign Equity” allocation shown above may be invested in foreign equity securities of any capitalization or country but primarily will be invested in larger capitalization companies of developed countries, and the “Foreign Fixed Income” allocation shown above may be invested in foreign fixed securities of any credit quality but primarily will be invested in investment grade debt.

The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest in equity securities. These investments may include Underlying Portfolios that invest mainly in stocks of large established U.S. companies as well, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential.

The Portfolio seeks to achieve current income through its investments in Underlying Portfolios that invest in fixed income securities. These investments may include Underlying Portfolios that invest exclusively in bonds of U.S. issuers. The Portfolio may invest in Underlying Portfolios that invest in U.S. and foreign investment-grade securities, as well as Underlying Portfolios that invest in high-yield, high-risk bonds.

Periodically, MetLife Advisers will evaluate the Portfolio’s allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to the Portfolio’s risk profile. It is anticipated that changes between the broad asset classes will be within a range of plus or minus 10%. Concurrently, MetLife Advisers will consider whether to make changes to the Portfolio’s investments in any of the Underlying Portfolios.

For additional information about the Portfolio’s investment strategies, the names of the Underlying Portfolios in which the Portfolio may invest, and the actual allocation percentages of the Portfolio’s investments in the Underlying Portfolios as of the end of the prior quarter, please see “Additional Information about the Portfolio’s Investment Strategies” in the Prospectus.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objectives. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Direct risks of investing in the Portfolio include:

Performance Risk. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios may be adversely affected if the Underlying Portfolios are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios.

Asset Allocation Risk. The Portfolio’s ability to achieve its investment objective depends upon MetLife Advisers’ analysis of various factors and MetLife Advisers’ ability to select the appropriate mix of asset classes based on its analysis of such factors, which may prove incorrect. The Portfolio may experience losses or poor relative performance if MetLife Advisers allocates a significant portion of the Portfolio’s assets to an asset class that does not perform as MetLife Advisers anticipated, including relative to other asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk. An Underlying Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying Portfolio.

Interest Rate Risk. The value of an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. The value of an Underlying Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by an Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with an Underlying Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to an Underlying Portfolio.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style.

Mortgage-backed and Asset-backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause an Underlying Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by an Underlying Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of an Underlying Portfolio receiving payments of principal or interest may be substantially limited.

Portfolio Turnover Risk. The investment techniques and strategies utilized by the Underlying Portfolios might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Underlying Portfolios’ transaction costs, which can adversely affect the returns on the Portfolio’s investments in those Underlying Portfolios.

Derivatives Risk. An Underlying Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase an Underlying Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase an Underlying Portfolio’s volatility and may require the Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd — 2009	14.37%
Lowest Quarter	3rd — 2011	-11.18%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns American Funds Balanced Allocation Portfolio	1 Year	Since Inception	Inception Date
Class B	(1.79%)	0.44%	Apr 28, 2008
Class C	(2.13%)	0.14%	Apr 28, 2008
Dow Jones Moderate Index (reflects no deduction for mutual fund fees and expenses)	0.28%	2.09%

American Funds Bond Portfolio
American Funds® Bond Portfolio PORTFOLIO SUMMARY:
Investment Objectives
To maximize current income and preserve capital.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below reflect aggregate annual operating expenses of the Portfolio and the investment company in which the Portfolio invests (the “Bond Fund”). The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	American Funds Bond Portfolio Class C
Shareholder Fees (fees paid directly from your investment)	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses	American Funds Bond Portfolio Class C
Management Fee	none
Distribution and/or Service (12b-1) Fees	0.55%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.36%
Total Annual Portfolio Operating Expenses	0.95%

As an investor in the Bond Fund, the Portfolio bears its pro-rata portion of the operating expenses of the Bond Fund, including the Bond Fund’s management fee. The percentage shown for Acquired Fund (Bond Fund) Fees and Expenses shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the Bond Fund during the last fiscal year.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the Bond Fund, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	American Funds Bond Portfolio Class C
1 Year	97
3 Years	304
5 Years	528
10 Years	1,171

Portfolio Turnover
The Portfolio, which operates as a feeder fund, does not pay transaction costs when it buys and sells shares of the Bond Fund (or “turns over” its portfolio). The Bond Fund pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Bond Fund and the Portfolio. During the most recent fiscal year, the Bond Fund’s portfolio turnover rate was 163% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio operates as a “feeder fund” which means that it does not buy investment securities directly. Instead, the Portfolio invests in a “master fund,” the Bond Fund, a fund of the American Funds Insurance Series®, which in turn purchases investment securities. The Portfolio has essentially the same investment objectives and limitations as the Bond Fund. The Bond Fund has other shareholders, each of whom will pay their proportionate share of the Bond Fund’s expenses. The Portfolio invests all of its assets in shares of the Bond Fund.

Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities. The Bond Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB- or better by nationally recognized statistical rating organizations (“NRSROs”) designated by the Bond Fund’s investment adviser, or unrated but determined to be of equivalent quality by the Bond Fund’s investment adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgage and other assets. The Bond Fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs or unrated but determined by the Bond Fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The Bond Fund may invest in debt securities of issuers domiciled outside the United States without limit; however, only up to 20% of the Bond Fund’s assets may be invested in securities denominated in currencies other than the U.S. dollar. The Bond Fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objectives. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks of the Bond Fund, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Bond Fund’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Bond Fund.

Interest Rate Risk. The value of the Bond Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Bond Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. The value of the Bond Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Bond Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Bond Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Bond Fund.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Convertible Securities Risk. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Bond Fund.

Mortgage-backed and Asset-backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Bond Fund to invest the proceeds in less attractive investments or increase the volatility of its prices. To the extent mortgage-backed and asset-backed securities held by the Bond Fund are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Bond Fund receiving payments of principal or interest may be substantially limited.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class C shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd — 2009	5.83%
Lowest Quarter	4th — 2010	-1.48%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns American Funds Bond Portfolio	1 Year	Since Inception	Inception Date
Class C	5.79%	3.56%	Apr 28, 2008
Barclays U.S. Aggregate Bond Index (reflects no deduction for mutual fund fees and expenses)	7.84%	6.63%

American Funds Growth Portfolio
American Funds® Growth Portfolio PORTFOLIO SUMMARY:
Investment Objective
To achieve growth of capital.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below reflect aggregate annual operating expenses of the Portfolio and the investment company in which the Portfolio invests (the “Growth Fund”). The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	American Funds Growth Portfolio Class C
Shareholder Fees (fees paid directly from your investment)	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses	American Funds Growth Portfolio Class C
Management Fee	none
Distribution and/or Service (12b-1) Fees	0.55%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.34%
Total Annual Portfolio Operating Expenses	0.91%

As an investor in the Growth Fund, the Portfolio bears its pro-rata portion of the operating expenses of the Growth Fund, including the Growth Fund’s management fee. The percentage shown for Acquired Fund (Growth Fund) Fees and Expenses shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the Growth Fund during the last fiscal year.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the Growth Fund, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	American Funds Growth Portfolio Class C
1 Year	93
3 Years	291
5 Years	506
10 Years	1,123

Portfolio Turnover
The Portfolio, which operates as a feeder fund, does not pay transaction costs when it buys and sells shares of the Growth Fund (or “turns over” its portfolio). The Growth Fund pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Growth Fund and the Portfolio. During the most recent fiscal year, the Growth Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio operates as a “feeder fund” which means that it does not buy investment securities directly. Instead, the Portfolio invests in a “master fund,” the Growth Fund, a fund of the American Funds Insurance Series®, which in turn purchases investment securities. The Portfolio has essentially the same investment objectives and limitations as the Growth Fund. The Growth Fund has other shareholders, each of whom will pay their proportionate share of the Growth Fund’s expenses. The Portfolio invests all of its assets in shares of the Growth Fund.

The Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Growth Fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks of the Growth Fund, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Growth Fund’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Growth Fund.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Growth Fund may outperform or underperform other funds that employ a different investment style.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class C shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd — 2009	18.46%
Lowest Quarter	3rd — 2011	-16.89%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns American Funds Growth Portfolio	1 Year	Since Inception	Inception Date
Class C	(4.60%)	(2.48%)	Apr 28, 2008
S&P 500 Index (reflects no deduction for mutual fund fees and expenses)	2.11%	(0.62%)

American Funds Growth Allocation Portfolio
American Funds® Growth Allocation Portfolio PORTFOLIO SUMMARY:
Investment Objective
Growth of capital.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”) but do reflect the fees and expenses of the investment companies in which the Portfolio invests (the “Underlying Portfolios”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Funds Growth Allocation Portfolio (USD $)	Class B	Class C
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses American Funds Growth Allocation Portfolio	Class B	Class C
Management Fee	0.07%	0.07%
Distribution and/or Service (12b-1) Fees	0.25%	0.55%
Other Expenses	0.01%	0.01%
Acquired Fund Fees and Expenses	0.39%	0.39%
Total Annual Portfolio Operating Expenses	0.72%	1.02%

As an investor in an Underlying Portfolio, the Portfolio bears its pro-rata portion of the operating expenses of that Underlying Portfolio, including such Underlying Portfolio’s management fee. The percentage shown for Acquired Fund (Underlying Portfolio) Fees and Expenses shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the relevant Underlying Portfolios during the last fiscal year.
Example
The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the Underlying Portfolios, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example American Funds Growth Allocation Portfolio (USD $)	Class B	Class C
1 Year	74	105
3 Years	231	326
5 Years	402	566
10 Years	897	1,253

Portfolio Turnover
The Portfolio, which operates as a fund of funds, does not pay transaction costs when it buys and sells shares of Underlying Portfolios (or “turns over” its portfolio). An Underlying Portfolio pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Underlying Portfolios and the Portfolio. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 8.1% of the average value of its portfolio. Some of the Underlying Portfolios, however, may have portfolio turnover rates as high as 100% or more.

Principal Investment Strategies

The Portfolio will invest substantially all of its assets in shares of the Underlying Portfolios, which are currently funds of the American Funds Insurance Series®, but may in the future include other funds within the American Fund family that are not part of the American Funds Insurance Series. The Portfolio has a target allocation between the two broad asset classes (equity and fixed income). MetLife Advisers, LLC (“MetLife Advisers”), the adviser to the Portfolio, establishes specific target investment percentages for the broad asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those assets classes. MetLife Advisers then selects the Underlying Portfolios in which the Portfolio invests based on, among other factors, the Underlying Portfolios’ investment objectives, policies, investment process and portfolio analytical and management personnel.

Under normal circumstances, the Portfolio primarily invests in Underlying Portfolios that may hold large cap, small cap, mid cap or foreign equity securities and also invests in Underlying Portfolios that hold fixed income securities in accordance with target allocations of 85% to equity securities and 15% to fixed income securities.

The following chart describes the target allocations, as of April 30, 2012, between equity and fixed income securities. You should note that these percentages do not directly correspond to investment in the Underlying Portfolios because each Underlying Portfolio may contain one or more asset classes (e.g., equity and fixed income) and each Underlying Portfolio may contain various subsets of an asset class (e.g., small cap, mid cap and foreign securities). Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, the actual allocations to equity and fixed income securities may vary from the Portfolio’s target allocations in the chart below. Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio’s actual allocations could vary substantially from the target allocations due to market valuation changes.

Asset Class		Target Allocation
Equity	85%
Domestic Equity		60%
Foreign Equity		25%
Fixed Income	15%
U.S. Investment Grade		9%
U.S. High Yield		3%
Foreign Fixed Income		3%

The “Foreign Equity” allocation shown above may be invested in foreign equity securities of any capitalization or country but primarily will be invested in larger capitalization companies of developed countries, and the “Foreign Fixed Income” allocation shown above may be invested in foreign fixed securities of any credit quality but primarily will be invested in investment grade debt.

The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest in equity securities. These investments may include Underlying Portfolios that invest mainly in stocks of large established U.S. companies as well, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential. The Portfolio seeks to achieve capital growth secondarily through its investments in Underlying Portfolios that invest in fixed income securities. These investments may include Underlying Portfolios that invest exclusively in bonds of U.S. issuers. The Portfolio may invest in Underlying Portfolios that invest substantially all of their assets in U.S. government securities, as well as Underlying Portfolios that invest in investment grade and high-yield, high-risk bonds.

Periodically, MetLife Advisers will evaluate the Portfolio’s allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to the Portfolio’s risk profile. It is anticipated that changes between the broad asset classes will be within a range of plus or minus 10%. Concurrently, MetLife Advisers will consider whether to make changes to the Portfolio’s investments in any of the Underlying Portfolios.

For additional information about the Portfolio’s investment strategies, the names of the Underlying Portfolios in which the Portfolio may invest, and the actual allocation percentages of the Portfolio’s investments in the Underlying Portfolios as of the end of the prior quarter, please see “Additional Information about the Portfolio’s Investment Strategies” in the Prospectus.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Direct risks of investing in the Portfolio include:

Performance Risk. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios may be adversely affected if the Underlying Portfolios are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios.

Asset Allocation Risk. The Portfolio’s ability to achieve its investment objective depends upon MetLife Advisers’ analysis of various factors and MetLife Advisers’ ability to select the appropriate mix of asset classes based on its analysis of such factors, which may prove incorrect. The Portfolio may experience losses or poor relative performance if MetLife Advisers allocates a significant portion of the Portfolio’s assets to an asset class that does not perform as MetLife Advisers anticipated, including relative to other asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk. An Underlying Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying Portfolio.

Interest Rate Risk. The value of an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. The value of an Underlying Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by an Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with an Underlying Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to an Underlying Portfolio.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style.

Mortgage-backed and Asset-backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause an Underlying Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by an Underlying Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of an Underlying Portfolio receiving payments of principal or interest may be substantially limited.

Portfolio Turnover Risk. The investment techniques and strategies utilized by the Underlying Portfolios might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Underlying Portfolios’ transaction costs, which can adversely affect the returns on the Portfolio’s investments in those Underlying Portfolios.

Derivatives Risk. An Underlying Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase an Underlying Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase an Underlying Portfolio’s volatility and may require the Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance
The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd — 2009	16.92%
Lowest Quarter	3rd — 2011	-15.18%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns American Funds Growth Allocation Portfolio	1 Year	Since Inception	Inception Date
Class B	(4.41%)	(1.57%)	Apr 28, 2008
Class C	(4.73%)	(1.94%)	Apr 28, 2008
Dow Jones Moderately Aggressive Index (reflects no deduction for mutual fund fees and expenses)	(2.63%)	0.66%

American Funds International Portfolio
American Funds® International Portfolio PORTFOLIO SUMMARY:
Investment Objective
To achieve growth of capital.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below reflect aggregate annual operating expenses of the Portfolio and the investment company in which the Portfolio invests (the “International Fund”). The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	American Funds International Portfolio Class C
Shareholder Fees (fees paid directly from your investment)	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses	American Funds International Portfolio Class C
Management Fee	none
Distribution and Service (12b-1) Fees	0.55%
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.56%
Total Annual Portfolio Operating Expenses	1.17%

As an investor in the International Fund, the Portfolio bears its pro-rata portion of the operating expenses of the International Fund, including the International Fund’s management fee. The percentage shown for Acquired Fund (International Fund) Fees and Expenses shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the International Fund during the last fiscal year.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the International Fund, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	American Funds International Portfolio Class C
1 Year	120
3 Years	374
5 Years	647
10 Years	1,427

Portfolio Turnover
The Portfolio, which operates as a feeder fund, does not pay transaction costs when it buys and sells shares of the International Fund (or “turns over” its portfolio). The International Fund pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the International Fund and the Portfolio. During the most recent fiscal year, the International Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio operates as a “feeder fund” which means that it does not buy investment securities directly. Instead, the Portfolio invests in a “master fund,” the International Fund, a fund of the American Funds Insurance Series®, which in turn purchases investment securities. The Portfolio has essentially the same investment objectives and limitations as the International Fund. The International Fund has other shareholders, each of whom will pay their proportionate share of the International Fund’s expenses. The Portfolio invests all of its assets in shares of the International Fund.

The International Fund invests primarily in common stocks of companies located outside the United States that the International Fund’s investment adviser believes have the potential for growth. The International Fund normally invests a portion of its assets in common stocks and other securities of companies in emerging market countries.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks of the International Fund, which are described in more detail in “Primary Risks of Investing in this Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The International Fund’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by International Fund.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The International Fund may outperform or underperform other funds that employ a different investment style.

Past Performance
The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of two broad-based securities market indices. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class C shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns with index returns. For more information about indexes, please see “Index Descriptions” in the Prospectus. It is not possible to invest directly in an index.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd — 2009	24.24%
Lowest Quarter	3rd — 2011	-21.92%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns American Funds International Portfolio	1 Year	Since Inception	Inception Date
Class C	(14.28%)	(5.93%)	Apr 28, 2008
MSCI AC World (ex-U.S.) Index	(13.71%)	(6.91%)
MSCI EAFE (Europe, Australasia, Far East) Index (Indices reflect no deduction for mutual fund fees and expenses)	(12.14%)	(7.96%)

American Funds Moderate Allocation Portfolio
American Funds® Moderate Allocation Portfolio PORTFOLIO SUMMARY:
Investment Objectives
A high total return in the form of income and growth of capital, with a greater emphasis on income.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”) but do reflect the fees and expenses of the investment companies in which the Portfolio invests (the “Underlying Portfolios”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Funds Moderate Allocation Portfolio (USD $)	Class B	Class C
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses American Funds Moderate Allocation Portfolio	Class B	Class C
Management Fee	0.06%	0.06%
Distribution and/or Service (12b-1) Fees	0.25%	0.55%
Other Expenses	0.01%	0.01%
Acquired Fund Fees and Expenses	0.36%	0.36%
Total Annual Portfolio Operating Expenses	0.68%	0.98%

As an investor in an Underlying Portfolio, the Portfolio bears its pro-rata portion of the operating expenses of that Underlying Portfolio, including such Underlying Portfolio’s management fee. The percentage shown for Acquired Fund (Underlying Portfolio) Fees and Expenses shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the relevant Underlying Portfolios during the last fiscal year.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the Underlying Portfolios, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividend and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example American Funds Moderate Allocation Portfolio (USD $)	Class B	Class C
1 Year	70	100
3 Years	218	314
5 Years	380	544
10 Years	849	1,206

Portfolio Turnover
The Portfolio, which operates as a fund of funds, does not pay transaction costs when it buys and sells shares of Underlying Portfolios (or “turns over” its portfolio). An Underlying Portfolio pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Underlying Portfolios and the Portfolio. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 6.5% of the average value of its portfolio. Some of the Underlying Portfolios, however, may have portfolio turnover rates as high as 100% or more.

Principal Investment Strategies

The Portfolio will invest substantially all of its assets in shares of the Underlying Portfolios, which are currently funds of the American Funds Insurance Series®, but may in the future include other funds within the American Fund family that are not part of the American Funds Insurance Series. The Portfolio has a target allocation between the two broad asset classes (equity and fixed income). MetLife Advisers, LLC (“MetLife Advisers”), the adviser to the Portfolio, establishes specific target investment percentages for the broad asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those assets classes. MetLife Advisers then selects the Underlying Portfolios in which the Portfolio invests based on, among other factors, the Underlying Portfolios’ investment objectives, policies, investment process and portfolio analytical and management personnel.

Under normal circumstances, the Portfolio invests in Underlying Portfolios that may hold large cap, small cap, mid cap or foreign equity securities and also invests in Underlying Portfolios that hold fixed income securities in accordance with target allocations of 50% to equity securities and 50% to fixed income securities.

The following chart describes the target allocations, as of April 30, 2012 between equity and fixed income securities. You should note that these percentages do not directly correspond to investment in the Underlying Portfolios because each Underlying Portfolio may contain one or more asset classes (e.g., equity and fixed income) and each Underlying Portfolio may contain various subsets of an asset class (e.g., small cap, mid cap and foreign securities). Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, the actual allocations to equity and fixed income securities may vary from the Portfolio’s target allocations in the chart below. Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio’s actual allocations could vary substantially from the target allocations due to market valuation changes.

Asset Class		Target Allocation
Equity	50%
Domestic Equity		36%
Foreign Equity		14%
Fixed Income	50%
U.S. Investment Grade		41%
U.S. High Yield		5%
Foreign Fixed Income		4%

The “Foreign Equity” allocation shown above may be invested in foreign equity securities of any capitalization or country but primarily will be invested in larger capitalization companies of developed countries, and the “Foreign Fixed Income” allocation shown above may be invested in foreign fixed securities of any credit quality but primarily will be invested in investment grade debt.

The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest in equity securities. These investments may include Underlying Portfolios that invest mainly in stocks of large established U.S. companies as well, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential.

The Portfolio seeks to achieve current income through its investments in Underlying Portfolios that invest in fixed income securities. These investments may include Underlying Portfolios that invest exclusively in bonds of U.S. issuers. The Portfolio may invest in Underlying Portfolios that invest in U.S. and foreign investment-grade securities, as well as Underlying Portfolios that invest in high-yield, high-risk bonds.

Periodically, MetLife Advisers will evaluate the Portfolio’s allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to the Portfolio’s risk profile. It is anticipated that changes between the broad asset classes will be within a range of plus or minus 10%. Concurrently, MetLife Advisers will consider whether to make changes to the Portfolio’s investments in any of the Underlying Portfolios.

For additional information about the Portfolio’s investment strategies, the names of the Underlying Portfolios in which the Portfolio may invest, and the actual allocation percentages of the Portfolio’s investments in the Underlying Portfolios as of the end of the prior quarter, please see “Additional Information about the Portfolio’s Investment Strategies” in the Prospectus.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objectives. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Direct risks of investing in the Portfolio include:

Performance Risk. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios may be adversely affected if the Underlying Portfolios are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios.

Asset Allocation Risk. The Portfolio’s ability to achieve its investment objective depends upon MetLife Advisers’ analysis of various factors and MetLife Advisers’ ability to select the appropriate mix of asset classes based on its analysis of such factors, which may prove incorrect. The Portfolio may experience losses or poor relative performance if MetLife Advisers allocates a significant portion of the Portfolio’s assets to an asset class that does not perform as MetLife Advisers anticipated, including relative to other asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk. An Underlying Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying Portfolio.

Interest Rate Risk. The value of an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. The value of an Underlying Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by an Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with an Underlying Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to an Underlying Portfolio.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style.

Mortgage-backed and Asset-backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause an Underlying Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by an Underlying Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of an Underlying Portfolio receiving payments of principal or interest may be substantially limited.

Portfolio Turnover Risk. The investment techniques and strategies utilized by the Underlying Portfolios might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Underlying Portfolios’ transaction costs, which can adversely affect the returns on the Portfolio’s investments in those Underlying Portfolios.

Derivatives Risk. An Underlying Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase an Underlying Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase an Underlying Portfolio’s volatility and may require the Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance
The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd — 2009	11.26%
Lowest Quarter	3rd — 2011	-7.46%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns American Funds Moderate Allocation Portfolio	1 Year	Since Inception	Inception Date
Class B	0.44%	1.73%	Apr 28, 2008
Class C	0.19%	1.45%	Apr 28, 2008
Dow Jones Moderate Index (reflects no deduction for mutual fund fees and expenses)	0.28%	2.09%

BlackRock High Yield Portfolio
BlackRock High Yield Portfolio PORTFOLIO SUMMARY:
Investment Objective
To maximize total return, consistent with income generation and prudent investment management.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees BlackRock High Yield Portfolio (USD $)	Class A	Class B
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses BlackRock High Yield Portfolio	Class A	Class B
Management Fee	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	0.65%	0.90%

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example BlackRock High Yield Portfolio (USD $)	Class A	Class B
1 Year	67	92
3 Years	209	288
5 Years	363	500
10 Years	812	1,112

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 98.7% of the average value of its portfolio.

Principal Investment Strategies
BlackRock Financial Management, Inc. (“BlackRock”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily in non-investment grade bonds with maturities of ten years or less. The Portfolio will normally invest at least 80% of its assets in high yield bonds, including convertible and preferred securities. The high yield securities (commonly called “junk bonds”) acquired by the Portfolio will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s Ratings Services or Ba or lower by Moody’s Investors Service, Inc.) or will be determined by BlackRock to be of similar quality. Split rated bonds will be considered to have the higher credit rating. The Portfolio may invest up to 20% of its assets in non-dollar denominated bonds of issuers located outside of the United States. The Portfolio’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis.

BlackRock evaluates sectors of the high yield market and individual bonds within these sectors. Securities are purchased for the Portfolio when BlackRock determines that they have the potential for above-average total return.

To add additional diversification, BlackRock can invest in a wide range of securities, including corporate bonds, mezzanine investments, collateralized bond obligations (“CBOs”), bank loans and mortgage-backed and asset-backed securities. The Portfolio can also invest, to the extent consistent with its investment goal, in non-U.S. and emerging market securities and currencies. The Portfolio may invest in securities of any rating, and may invest up to 10% of its assets (measured at the time of investment) in distressed securities that are in default or the issuers of which are in bankruptcy. These securities involve considerable risk and have significant uncertainties regarding the issuer’s current or future ability to make interest and principal payments. Typically, BlackRock will invest in distressed securities when it believes they are undervalued.

The BlackRock team may, when consistent with the Portfolio’s investment goal, buy or sell options or futures on a security or an index of securities, or enter into credit default swaps (up to 15% of its assets) and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such a reverse repurchase agreements or dollar rolls).

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Interest Rate Risk. The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Convertible Securities Risk. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Portfolio.

Bank Loan Risk. Investments in bank loans expose the Portfolio to interest rate risk and the credit and counterparty risk of the underlying borrowers of those loans. No active trading market may exist for certain loans. Moreover, adverse market conditions may impair the liquidity of some actively traded loans. The Portfolio may have difficulty valuing and selling bank loans that are illiquid or are less actively traded. Bank loans are also subject to the risk that issuers will prepay the principal more quickly than expected, which could cause the Portfolio to reinvest the repaid principal in investments with lower yields, thereby exposing the Portfolio to a lower rate of return. The Portfolio’s investments in below investment grade loans and other debt securities expose the Portfolio to greater market risk and credit and counterparty risk than a portfolio that invests only in investment grade loans and debt securities. Lower rated securities also may be subject to greater price volatility than higher rated investments.

Mortgage-backed and Asset-backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

Collateralized Bond Obligations Risk. Collateralized bond obligations are subject to varying degrees of credit risk. The Portfolio’s credit risk increases if its interests are subordinate to other holders’ interests.

Mortgage Dollar Roll Transactions Risk. Mortgage dollar roll transactions are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price. In addition, the Portfolio may incur higher expenses if its mortgage dollar roll transactions lead to higher portfolio turnover. These transactions also may subject the Portfolio to a form of investment leverage.

Credit Default Swap Risk. Credit default swaps may increase credit and counterparty risk (depending on whether the Portfolio is the buyer or seller of the swaps), and they may in some cases be illiquid. Credit default swaps also may be difficult to trade or value, especially in the event of market disruptions. Credit default swap transactions in which the Portfolio is the seller may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance
The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The performance shown below is the performance of the Portfolio’s Class A shares. The historical performance shown for the Portfolio’s Class A shares prior to May 1, 2006 is the performance of the Portfolio’s predecessor fund managed by a different investment subadviser. Effective August 21, 2006, BlackRock became the subadviser. Investment performance information prior to that date is attributable to the Portfolio’s former investment subadviser.

The bar chart below shows you the performance of the Portfolio’s Class A shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd — 2009	15.66%
Lowest Quarter	4th — 2008	-18.40%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns BlackRock High Yield Portfolio	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	2.50%	6.40%	7.96%
Class B	2.34%			7.74%	Apr 28, 2008
Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for mutual fund fees and expenses)	4.96%	7.74%	8.96%

BlackRock Large Cap Core Portfolio
BlackRock Large Cap Core Portfolio PORTFOLIO SUMMARY:
Investment Objective
Long-term capital growth.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees(fees paid directly from your investment)
Shareholder Fees BlackRock Large Cap Core Portfolio (USD $)	Class A	Class B	Class E
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses BlackRock Large Cap Core Portfolio		Class A	Class B	Class E
Management Fee		0.59%	0.59%	0.59%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.15%
Other Expenses		0.05%	0.05%	0.05%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Portfolio Operating Expenses		0.65%	0.90%	0.80%
Contractual Fee Waiver	[1]	0.01%	0.01%	0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver		0.64%	0.89%	0.79%
[1]	MetLife Advisers has contractually agreed, for the period April 30, 2012 through April 30, 2013, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.550% of the Portfolio's average daily net assets over $500 million up to $1 billion and to the annual rate of 0.525% of the Portfolio's average daily net assets over $1 billion up to $2 billion. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that all fee waivers remain in effect only for the period ending April 30, 2013. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example BlackRock Large Cap Core Portfolio (USD $)	Class A	Class B	Class E
1 Year	66	91	81
3 Years	208	287	255
5 Years	362	499	445
10 Years	811	1,111	992

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 97.5% of the average value of its portfolio.

Principal Investment Strategies
BlackRock Advisors, LLC (“BlackRock”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily in a diversified portfolio of equity securities of large cap companies located in the United States. Normally, the Portfolio invests at least 80% of its assets in equity securities of large cap companies selected from among those that are, at the time of purchase, included in the Russell 1000 Index (the “Index”). As of December 31, 2011, the Index included companies with market capitalizations of $116.71 million and above. The size of the companies in the Index changes with market conditions and composition of the Index. The Portfolio uses an investment approach that blends growth (investing in equity securities that BlackRock believes have good prospects for earnings growth) and value (investing in equity securities that are priced below what BlackRock believes to be their worth) and will seek to outperform its benchmark index, the Russell 1000 Index.

BlackRock uses a quantitative model to look for companies that are consistent with the Portfolio’s strategy. The factors employed by the model include stock valuation, quality of earnings and potential earnings growth. BlackRock looks for strong relative earnings growth, earnings quality and good relative valuation. A company’s stock price relative to its earnings and book value is also examined—if BlackRock believes that a company is overvalued, the company will not be considered as an investment. After the initial screening is performed, BlackRock relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies BlackRock believes have strong, sustainable earnings growth with current momentum at attractive price valuations.

In seeking to outperform the Portfolio’s benchmark, BlackRock reviews potential investments using certain criteria that are based on the securities in the benchmark index. These criteria currently include the following:

  relative price-to-earnings and price to book ratios;
  stability and quality of earnings;
  earnings momentum and growth;
  weighted median market capitalization of the Portfolio;
  allocation among the economic sectors of the Portfolio as compared to its benchmark index; and
  weighted individual stocks within the applicable index.

The Portfolio may also invest in derivatives.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Investment Company and Exchange Traded Fund Risk. An investment in an investment company or ETF involves substantially the same risks as investing directly in the underlying securities. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities.

Portfolio Turnover Risk. The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The performance shown below is the performance of the Portfolio’s Class A shares. The historical performance shown for the Portfolio’s Class A shares prior to May 1, 2006 is the performance of the Portfolio’s predecessor fund managed both by BlackRock’s predecessor using the same investment objective and strategy as the Portfolio and by another investment subadviser using the same investment objective. Effective November 17, 2003, a predecessor to BlackRock became the subadviser to the Portfolio’s predecessor fund. Information prior to that date is attributable to the predecessor fund’s former investment subadviser.

The bar chart below shows you the performance of the Portfolio’s Class A shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	3rd — 2009	14.04%
Lowest Quarter	4th — 2008	-20.02%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns BlackRock Large Cap Core Portfolio	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	0.46%	(2.00%)	1.98%
Class B	0.18%			(3.48%)	Apr 30, 2007
Class E	0.21%			(3.38%)	Apr 30, 2007
Russell 1000 Index (reflects no deduction for mutual fund fees and expenses)	1.50%	(0.02%)	3.34%

Clarion Global Real Estate Portfolio
Clarion Global Real Estate Portfolio PORTFOLIO SUMMARY:
Investment Objective
Total return through investment in real estate securities, emphasizing both capital appreciation and current income.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Clarion Global Real Estate Portfolio (USD $)	Class A	Class B	Class E
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses Clarion Global Real Estate Portfolio	Class A	Class B	Class E
Management Fee	0.61%	0.61%	0.61%
Distribution and/or Service (12b-1) Fees	none	0.25%	0.15%
Other Expenses	0.06%	0.06%	0.06%
Total Annual Portfolio Operating Expenses	0.67%	0.92%	0.82%

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Clarion Global Real Estate Portfolio (USD $)	Class A	Class B	Class E
1 Year	69	94	84
3 Years	215	295	263
5 Years	374	511	457
10 Years	837	1,135	1,017

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 30.7% of the average value of its portfolio.

Principal Investment Strategies

CBRE Clarion Securities LLC ("Clarion"), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio's assets in a portfolio of equity securities of companies that are principally engaged in the real estate industry. In selecting investments for the Portfolio, Clarion will select companies that derive at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate. This portion of the Portfolio will have investments located in a number of different countries, including the U.S. The Portfolio may invest up to 90% of its assets in foreign securities, including a maximum of 35% in emerging markets. As a general matter, the Portfolio expects these investments to be in common stocks of large, mid and small sized companies, including real estate investment trusts and similarly situated real estate companies outside the U.S. ("REITs"). The Portfolio may invest in companies located in countries with emerging securities markets.

Clarion uses a multi-step investment process for constructing the Portfolio's investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection.

First, Clarion selects sectors and geographic regions in which to invest, and determines the degree of representation of such sectors and regions, through a systematic evaluation of public and private property market trends and conditions. Second, Clarion uses an in-house valuation process to identify investments with superior current income and growth potential relative to their peers. This in-house valuation process examines several factors including:

■	value and property;

■	capital structure; and

■	management and strategy.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Real Estate Investment Risk. Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Concentration Risk. Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index. Effective April 28, 2008, Clarion became the subadviser. Investment performance prior to that date is attributable to the Portfolio’s former investment subadviser.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd — 2009	31.50%
Lowest Quarter	4th — 2008	-30.54%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns Clarion Global Real Estate Portfolio	1 Year	5 Years	Since Inception	Inception Date
Class A	(5.28%)	(5.82%)	5.49%	May 1, 2004
Class B	(5.59%)	(6.04%)	5.23%	May 1, 2004
Class E	(5.41%)	(5.94%)	5.34%	May 1, 2004
FTSE EPRA/NAREIT Developed Index (reflects no deduction for mutual fund fees and expenses)	(5.82%)	(5.28%)	7.24%

Dreman Small Cap Value Portfolio
Dreman Small Cap Value Portfolio PORTFOLIO SUMMARY:
Investment Objective
Capital appreciation.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreman Small Cap Value Portfolio (USD $)	Class A	Class B
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses Dreman Small Cap Value Portfolio	Class A	Class B
Management Fee	0.78%	0.78%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	0.07%	0.07%
Acquired Fund Fees and Expenses	0.07%	0.07%
Total Annual Portfolio Operating Expenses	0.92%	1.17%

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Dreman Small Cap Value Portfolio (USD $)	Class A	Class B
1 Year	94	120
3 Years	295	374
5 Years	511	647
10 Years	1,135	1,427

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 46.9% of the average value of its portfolio.

Principal Investment Strategies

Dreman Value Management, LLC (“Dreman”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s assets in common stocks and other equity securities of small U.S. companies. The Portfolio defines a small company as one with a market capitalization at the time of purchase that is no greater than the typical largest market capitalization of a company in the Russell 2000 Value Index (composed of value stocks in the Russell 2000 Index) (the “Index”). As of December 31, 2011, the highest market capitalization of the Russell 2000 Index was $3.70 billion. The size of companies in the Index changes with market conditions and the composition of the Index.

Dreman focuses its stock selection process on small companies with below market price-to-earnings ratios. Dreman also identifies value opportunities in small companies by low price compared to book value, cash flow and yield. Individual companies are analyzed to identify those that are fundamentally sound and appear to have strong potential for earnings and dividend growth over the Index.

From among the selected companies, Dreman then completes its fundamental analysis and purchases for the Portfolio what are believed to be the most attractive stocks, drawing on analysis of economic outlooks or various industries. Dreman may favor companies from different industries at different times, which leads to sector and industry over and under weights in the Portfolio relative to the Index. Even so, diversification is an important characteristic of Dreman’s investment philosophy.

The Portfolio may invest up to 15% of its assets in real estate investment trusts.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Real Estate Investment Risk. Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

Investment Company and Exchange Traded Fund Risk. An investment in an investment company or ETF involves substantially the same risks as investing directly in the underlying securities. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The performance shown below is the performance of the Portfolio’s Class A shares. The historical performance shown for the Portfolio’s Class A shares prior to May 1, 2006 is the performance of the Portfolio’s predecessor fund managed both by Dreman using the same investment objective and strategy as the Portfolio and by another investment subadviser using the same investment objective as the Portfolio but a different (quantitative) investment strategy.

The bar chart below shows you the performance of the Portfolio’s Class A shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd — 2009	21.90%
Lowest Quarter	3rd — 2011	-22.70%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns Dreman Small Cap Value Portfolio	1 Year	5 Years	Since Inception		Inception Date
Class A	(10.12%)	0.54%	5.72%		May 2, 2005
Class B	(10.36%)		0.94%		Apr 28, 2008
Russell 2000 Index (reflects no deduction for mutual fund fees and expenses)	(5.50%)	(1.87%)	3.91%	[1]
[1]	Index performance is from 5-2-05.

Met/Franklin Income Portfolio
Met/Franklin Income Portfolio PORTFOLIO SUMMARY:
Investment Objective
To maximize income while maintaining prospects for capital appreciation.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Met/Franklin Income Portfolio (USD $)	Class A	Class B
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses Met/Franklin Income Portfolio		Class A	Class B
Management Fee		0.74%	0.74%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.08%	0.08%
Total Annual Portfolio Operating Expenses		0.82%	1.07%
Contractual Fee Waiver	[1]	0.08%	0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver		0.74%	0.99%
[1]	MetLife Advisers, LLC has contractually agreed, for the period from April 30, 2012 through April 30, 2013, to waive a portion of the Management Fee reflecting the difference, if any, between the subadvisory fee payable by MetLife Advisers to Franklin Advisers that is calculated based solely on the assets of the Portfolio and the fee that is calculated when the Portfolio's assets are aggregated with those of certain other portfolios. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that all fee waivers remain in effect only for the period ending April 30, 2013. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Met/Franklin Income Portfolio (USD $)	Class A	Class B
1 Year	76	101
3 Years	255	334
5 Years	449	585
10 Years	1,009	1,304

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 19.8% of the average value of its portfolio.

Principal Investment Strategies

Franklin Advisers, Inc. (“Franklin Advisers”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal market conditions, in a diversified portfolio of debt and equity securities. The Portfolio may shift its investments from one asset class to another based on Franklin Adviser’s analysis of the best opportunities for the Portfolio’s investment portfolio in a given market. The equity securities in which the Portfolio invests consist primarily of common stocks. Debt securities in which the Portfolio may invest include all varieties of fixed, floating and variable rate instruments, including secured and unsecured bonds, bonds convertible into common stock, mortgage and asset-backed securities, debentures, and shorter term instruments. Typically, the Portfolio may invest in both equity and debt securities, each within a range of approximately 25% and 65%. The Portfolio may also invest up to 100% of its fixed income assets in below investment grade debt securities.

The Portfolio seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields Franklin Advisers believes are attractive.

As discussed above, the Portfolio may invest up to 100% of total assets in debt securities that are rated below investment grade, including a portion in defaulted securities, but it is not currently expected that the Portfolio will invest more than 60% of its assets in these securities. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor’s Ratings Services (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are considered investment grade. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba1 or lower by Moody’s or BB+ or lower by S&P or from unrated securities deemed by Franklin Advisers to be of comparable quality. Such high-yield securities are considered to be below “investment grade” and are sometimes referred to as “junk bonds.” As of December 31, 2011, approximately 48.91% of the Portfolio’s net assets were invested in lower-rated and comparable quality unrated debt securities. The percentage of the Portfolio’s net assets invested in such securities at any time may vary substantially from this percentage. The Portfolio may invest in convertible securities without regard to the ratings assigned by ratings services.

The Portfolio maintains the flexibility to invest in securities of companies from a variety of sectors, but from time to time, based on economic conditions, the Portfolio may have significant investments in particular sectors. The Portfolio may also invest up to 25% of its assets in foreign securities, either directly or through depositary receipts.

Franklin Advisers searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It generally performs independent analysis of the debt securities being considered for the investment portfolio, rather than relying principally on the ratings assigned by rating organizations. In analyzing both debt and equity securities, Franklin Advisers considers a variety of factors, including:

■	a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects;

■	the experience and strength of the company's management;

■	the company's changing financial condition and market recognition of the change;

■	the company's sensitivity to changes in interest rates and business conditions; and

■	the company's debt maturity schedules and borrowing requirements.

When choosing equity investments for the Portfolio, Franklin Advisers applies a "bottom-up," long-term approach, focusing on the market price of a company's securities relative to Franklin Advisers' evaluation of the company's long-term earnings, asset value and cash flow potential. Franklin Advisers also considers a company's price/earnings ratio, profit margins and liquidation value.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Credit and Counterparty Risk. The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Interest Rate Risk. The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Convertible Securities Risk. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Portfolio.

Mortgage-backed and Asset-backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

Focused Investment Risk. Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of two broad-based securities market indices. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Descriptions” in the Prospectus. It is not possible to invest directly in an index.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd — 2009	12.11%
Lowest Quarter	3rd — 2011	-9.32%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns Met/Franklin Income Portfolio	1 Year	Since Inception	Inception Date
Class A	2.38%	4.79%	Apr 28, 2008
Class B	2.13%	4.53%	Apr 28, 2008
Barclays U.S. Aggregate Bond Index (Indices reflect no deduction for mutual fund fees and expenses)	7.84%	6.63%
S&P 500 Index (Indices reflect no deduction for mutual fund fees and expenses)	2.11%	(0.62%)

Met/Franklin Mutual Shares Portfolio
Met/Franklin Mutual Shares Portfolio PORTFOLIO SUMMARY:
Investment Objectives
Capital appreciation, which may occasionally be short-term.
The Portfolio’s secondary investment objective is income.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Met/Franklin Mutual Shares Portfolio (USD $)	Class A	Class B
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses Met/Franklin Mutual Shares Portfolio	Class A	Class B
Management Fee	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	0.07%	0.07%
Total Annual Portfolio Operating Expenses	0.87%	1.12%

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Met/Franklin Mutual Shares Portfolio (USD $)	Class A	Class B
1 Year	89	115
3 Years	279	358
5 Years	484	620
10 Years	1,076	1,369

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 67.3% of the average value of its portfolio.

Principal Investment Strategies

Franklin Mutual Advisers, LLC (“Franklin Mutual”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily in equity securities (including securities convertible into, or that Franklin Mutual expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that Franklin Mutual believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

Following this value-oriented strategy, the Portfolio invests primarily in undervalued securities, which are securities trading at a discount to intrinsic value. The equity securities in which the Portfolio invests are primarily common stock. To a lesser extent, the Portfolio also invests in: (1) merger arbitrage securities, which are securities of companies involved in non-restructurings (such as mergers, acquisitions, consolidations, liquidations, spin-offs, or tender or exchange offers) or that Franklin Mutual believes are cheap relative to an economically equivalent security of the same or another company; and (2) distressed companies, which are securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy.

In pursuit of its value-oriented strategy, the Portfolio is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, as a general rule, the Portfolio currently invests 66% to 100% of the equity portion of its portfolio in companies with market capitalizations greater than $5 billion, with the balance in smaller companies.

While the Portfolio generally purchases securities for investment purposes, Franklin Mutual may seek to influence or control management, or invest in other companies that do so, when Franklin Mutual believes the Portfolio may benefit. The Portfolio expects to invest a significant portion (up to 35%) of its assets in foreign securities, which may include sovereign debt and participations in foreign government debt.

The Portfolio may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts and currency futures contracts (including currency index futures contracts), when, in Franklin Mutual’s opinion, it would be advantageous to the Portfolio to do so. The Portfolio may also, from time to time, attempt to hedge against market risk using a variety of derivatives.

The Portfolio’s investments in distressed companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities, trade claims, or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company’s indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a company’s direct indebtedness, the Portfolio, in effect, steps into the shoes of the lender. If the loan is secured, the Portfolio will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The Portfolio generally make such investments to achieve capital appreciation, in addition to generating income.

The Portfolio may also engage from time to time in an “arbitrage” strategy. When engaging in an arbitrage strategy, the Portfolio typically buys one security while at the same time selling short another security. The Portfolio generally buys the security that Franklin Mutual believes is either cheap relative to the price of the other security or otherwise undervalued, and sells short the security that Franklin Mutual believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the Portfolio attempts to profit from a perceived relationship between the values of the two securities. The Portfolio generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.

Franklin Mutual employs a research driven, fundamental value strategy for the Portfolio. Investments are generally selected based on Franklin Mutual’s own analysis of the security’s intrinsic value, including for equity securities, an analysis of book value, cash flow potential, long-term earnings and multiple earnings. Franklin Mutual examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objectives. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Credit and Counterparty Risk. The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Interest Rate Risk. The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Short Sale and Short Position Risk. The Portfolio will incur a loss from a short sale or short position if the value of the security sold short or the reference instrument, in the case of a short position, increases after the time the Portfolio entered into the short sale or short position. Short sales and short positions generally involve a form of leverage, which can exaggerate a Portfolio’s losses, and short positions also may involve credit and counterparty risk. A Portfolio that engages in a short sale or short position may lose more money than the actual cost of the short sale or short position and its potential losses may be unlimited if the Portfolio does not own the security sold short or the reference instrument and it is unable to close out of the short sale or short position. Any gain from a short sale or short position will be offset in whole or in part by the transaction costs associated with the short sale or short position.

Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	3rd — 2009	16.52%
Lowest Quarter	3rd — 2011	-15.31%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns Met/Franklin Mutual Shares Portfolio	1 Year	Since Inception	Inception Date
Class A	(0.26%)	(2.03%)	Apr 28, 2008
Class B	(0.55%)	(2.27%)	Apr 28, 2008
S&P 500 Index (reflects no deduction for mutual fund fees and expenses)	2.11%	(0.62%)

Met/Franklin Templeton Founding Strategy Portfolio
Met/Franklin Templeton Founding Strategy Portfolio PORTFOLIO SUMMARY:
Investment Objectives
Primarily seeks capital appreciation
and secondarily seeks income.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”) but do reflect the fees and expenses of the investment companies in which the Portfolio invests (the “Underlying Portfolios”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Met/Franklin Templeton Founding Strategy Portfolio (USD $)	Class A	Class B
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses Met/Franklin Templeton Founding Strategy Portfolio		Class A	Class B
Management Fee		0.05%	0.05%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.01%	0.01%
Acquired Fund (Underlying Portfolio) Fees and Expenses		0.83%	0.83%
Total Annual Portfolio Operating Expenses		0.89%	1.14%
Contractual Fee Waiver	[1]	0.01%	0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver		0.88%	1.13%
[1]	MetLife Advisers, LLC has contractually agreed, for the period April 30, 2012 through April 30, 2013, to waive fees or reimburse all expenses (other than Underlying Portfolio fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and any extraordinary expenses) so as to limit Total Annual Operating Expenses (other than Underlying Portfolio fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and any extraordinary expenses) of the Portfolio to 0.05% for Class A shares and 0.30% for Class B shares. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio.

As an investor in an Underlying Portfolio, the Portfolio bears its pro-rata portion of the operating expenses of that Underlying Portfolio, including such Underlying Portfolio’s management fee. The percentage shown for Acquired Fund (Underlying Portfolio) Fees and Expenses shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the relevant Underlying Portfolios during the last fiscal year.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the Underlying Portfolios, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that any expense limitations for the Portfolio remain in effect only for the period ending April 30, 2013. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Met/Franklin Templeton Founding Strategy Portfolio (USD $)	Class A	Class B
1 Year	90	116
3 Years	284	363
5 Years	494	630
10 Years	1,099	1,391

Portfolio Turnover
The Portfolio, which operates as a fund of funds, does not pay transaction costs when it buys and sells shares of Underlying Portfolios (or “turns over” its portfolio). An Underlying Portfolio pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Underlying Portfolios and the Portfolio. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 5.9% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio pursues its investment objectives by investing on a fixed percentage basis in a combination of the Met Investor Series Trust’s (the “Trust’s”) portfolios sub-advised by subsidiaries of Franklin Resources, Inc., which, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed-income and money market securities. The Portfolio’s assets will be allocated on an equal basis (33 1/3%) among the Underlying Portfolios, which consist of the Met/Franklin Income Portfolio, Met/Franklin Mutual Shares Portfolio and Met/Templeton Growth Portfolio, each of which is a separate portfolio of the Trust.

The Underlying Portfolios have been selected by MetLife Advisers, LLC (“MetLife Advisers”), the adviser to the Portfolio, to represent a reasonable spectrum of investment options for the Portfolio. MetLife Advisers has based the fixed percentage allocations for the Portfolio on the degree to which it believes the Underlying Portfolios, in combination, to be appropriate for the Portfolio’s investment objective. Each Underlying Portfolio is managed by MetLife Advisers and sub-advised by Franklin Advisers, Inc. (Met/Franklin Income Portfolio), Franklin Mutual Advisers, LLC (Met/Franklin Mutual Shares Portfolio) or Templeton Global Advisors Limited (Met/Templeton Growth Portfolio). The Portfolio will purchase Class A shares of the Underlying Portfolios, which are not subject to any sales charges or distribution or service (Rule 12b-1) fees.

The Portfolio may deviate from its percentage allocations as a result of appreciation or depreciation in the value of the shares of the Underlying Portfolios it holds. MetLife Advisers will periodically rebalance the Portfolio’s holdings as deemed necessary to bring the asset allocation of the Portfolio back into alignment with its fixed percentage allocations.

For additional information about the Portfolio’s investment strategies, please see “Additional Information about the Portfolio’s Investment Strategies” in the Prospectus.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objectives. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Performance Risk is a direct risk of investing in the Portfolio. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios may be adversely affected if the Underlying Portfolios are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk. An Underlying Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style.

Credit and Counterparty Risk. The value of an Underlying Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by an Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with an Underlying Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to an Underlying Portfolio.

Interest Rate Risk. The value of an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Derivatives Risk. An Underlying Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase an Underlying Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase an Underlying Portfolio’s volatility and may require the Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	3rd — 2009	15.75%
Lowest Quarter	3rd — 2011	-15.02%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns Met/Franklin Templeton Founding Strategy Portfolio	1 Year	Since Inception	Inception Date
Class A	(1.46%)	(0.11%)	Apr 28, 2008
Class B	(1.76%)	(0.36%)	Apr 28, 2008
S&P 500 Index (reflects no deduction for mutual fund fees and expenses)	2.11%	(0.62%)

Goldman Sachs Mid Cap Value Portfolio
Goldman Sachs Mid Cap Value Portfolio PORTFOLIO SUMMARY:
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Mid Cap Value Portfolio (USD $)	Class A	Class B
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses Goldman Sachs Mid Cap Value Portfolio	Class A	Class B
Management Fee	0.72%	0.72%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.76%	1.01%

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Goldman Sachs Mid Cap Value Portfolio (USD $)	Class A	Class B
1 Year	78	104
3 Years	244	323
5 Years	424	560
10 Years	945	1,241

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 73.8% of the average value of its portfolio.

Principal Investment Strategies

Goldman Sachs Asset Management, L.P. (“Goldman”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell Midcap Value Index (“Midcap Value Index”) at the time of investment. If the market capitalization of a company held by the Portfolio moves outside this range, the Portfolio may, but is not required to, sell the securities. As of December 31, 2011, the market capitalizations of companies in the Russell Midcap® Index ranged from $116.71 million to $20.43 billion. These values will vary on a daily basis. Through intensive fundamental research, Goldman seeks to identify quality businesses selling at compelling valuations.

Although the Portfolio will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its net assets in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies. The Portfolio may also invest in the aggregate up to 20% of its net assets in companies with public stock market capitalizations outside the range of companies constituting the Midcap Value Index at the time of investment and in fixed-income securities, such as government and corporate debt obligations.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Interest Rate Risk. The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	3rd — 2009	19.42%
Lowest Quarter	4th — 2008	-23.44%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns Goldman Sachs Mid Cap Value Portfolio	1 Year	5 Years	Since Inception	Inception Date
Class A	(6.13%)	0.54%	6.54%	May 1, 2004
Class B	(6.29%)	0.30%	6.29%	May 1, 2004
Russell Midcap Value Index (reflects no deduction for mutual fund fees and expenses)	(1.38%)	0.04%	6.86%

Harris Oakmark International Portfolio
Harris Oakmark International Portfolio PORTFOLIO SUMMARY:
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Harris Oakmark International Portfolio (USD $)	Class A	Class B	Class E
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses Harris Oakmark International Portfolio		Class A	Class B	Class E
Management Fee		0.77%	0.77%	0.77%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.15%
Other Expenses		0.08%	0.08%	0.08%
Total Annual Portfolio Operating Expenses		0.85%	1.10%	1.00%
Contractual Fee Waiver	[1]	0.02%	0.02%	0.02%
Total Annual Portfolio Operating Expenses After Fee Waiver		0.83%	1.08%	0.98%
[1]	MetLife Advisers, LLC has contractually agreed, for the period April 30, 2012 through April 30, 2013, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.725% of the Portfolio's average daily net assets over $1 billion. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that all fee waivers remain in effect only for the period ending April 30, 2013. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Harris Oakmark International Portfolio (USD $)	Class A	Class B	Class E
1 Year	85	111	100
3 Years	270	350	318
5 Years	471	607	553
10 Years	1,050	1,344	1,227

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 47.8% of the average value of its portfolio.

Principal Investment Strategies

Harris Associates L.P. (“Harris”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily in common stocks of non-U.S. companies. The Portfolio may invest in non-U.S. markets throughout the world, including emerging markets. Ordinarily, the Portfolio will invest in the securities of at least five countries outside the U.S. There are no geographic limits on the Portfolio’s foreign investments, but the Portfolio does not expect to invest more than 35% of its assets in securities of companies based in emerging markets. The Portfolio invests primarily in mid- to large-cap companies. The Portfolio may engage in foreign currency transactions for hedging purposes.

Harris uses a value investment style in selecting equity securities for the Portfolio. Harris believes that over time, a company’s stock price converges with its true business value. By “true business value” Harris means an estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris believes that investing in equity securities priced significantly below what is believed to be the true business value presents the best opportunity to achieve the Portfolio’s investment objective. Harris uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies’ true business values.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index. Effective January 1, 2003, Harris became the subadviser. Investment performance prior to that date is attributable to the Portfolio’s former investment subadviser.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd — 2009	33.09%
Lowest Quarter	4th — 2008	-22.01%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns Harris Oakmark International Portfolio	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	(13.98%)	(1.72%)		6.21%	Jan 2, 2002
Class B	(14.25%)	(1.98%)	5.90%
Class E	(14.12%)	(1.87%)		6.31%	Apr 1, 2002
MSCI EAFE (Europe, Australasia, Far East) Index (reflects no deduction for mutual fund fees and expenses)	(12.14%)	(4.72%)	4.67%

Janus Forty Portfolio
Janus Forty Portfolio PORTFOLIO SUMMARY:
Investment Objective
Capital appreciation.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Janus Forty Portfolio (USD $)	Class A	Class B	Class E
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses Janus Forty Portfolio		Class A	Class B	Class E
Management Fee		0.63%	0.63%	0.63%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.15%
Other Expenses		0.03%	0.03%	0.03%
Total Annual Portfolio Operating Expenses		0.66%	0.91%	0.81%
Contractual Fee Waiver	[1]	0.01%	0.01%	0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver		0.65%	0.90%	0.80%
[1]	MetLife Advisers, LLC has contractually agreed, for the period April 30, 2012 through April 30, 2013, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.575% of the Portfolio's average daily net assets over $1 billion. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that all fee waivers remain in effect only for the period ending April 30, 2013. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Janus Forty Portfolio (USD $)	Class A	Class B	Class E
1 Year	67	92	82
3 Years	211	290	259
5 Years	368	505	450
10 Years	824	1,122	1,004

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 47.1% of the average value of its portfolio.

Principal Investment Strategies

Janus Capital Management LLC (“Janus”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, in a core group of 20-40 common stocks, primarily large size companies, selected for their growth potential. Janus selects stocks primarily through a company analysis, with a focus on identifying prospective capital growth. Janus uses a bottom up approach to evaluate stocks and looks at companies one at a time to determine if a company is an attractive investment opportunity and consistent with the Portfolio’s investment policies. The Portfolio is non-diversified, which means that it can hold securities of a smaller number of issuers and can invest a larger percentage of its assets in a single issuer than a diversified portfolio.

Although the Portfolio may also invest without limit in foreign securities, Janus will typically hold no more than 30% of the Portfolio’s assets in such securities, some of which may include emerging market securities.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Non-diversification Risk. To the extent that the Portfolio holds securities of a smaller number of issuers or invests a larger percentage of its assets in a single issuer than a diversified portfolio, the value of the Portfolio, as compared to the value of a diversified portfolio, will generally be more volatile and more sensitive to the performance of any one of those issuers and to economic, political, market or regulatory events affecting any one of those issuers.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The performance shown below is the performance of the Portfolio’s Class A shares. The historical performance shown for the Portfolio’s Class A shares prior to May 1, 2006 is the performance of the Portfolio’s predecessor fund managed by Janus using the same investment objective and strategy as the Portfolio.

The bar chart below shows you the performance of the Portfolio’s Class A shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd — 2009	19.96%
Lowest Quarter	3rd — 2008	-25.49%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns Janus Forty Portfolio	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	(7.32%)	2.00%	4.17%
Class B	(7.54%)			0.51%	Apr 28, 2007
Class E	(7.45%)			0.61%	Apr 28, 2007
Russell 1000 Growth Index (reflects no deduction for mutual fund fees and expenses)	2.64%	2.50%	2.60%

Lazard Mid Cap Portfolio
Lazard Mid Cap Portfolio PORTFOLIO SUMMARY:
Investment Objective
Long-term growth of capital.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Lazard Mid Cap Portfolio (USD $)	Class A	Class B	Class E
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses Lazard Mid Cap Portfolio	Class A	Class B	Class E
Management Fee	0.69%	0.69%	0.69%
Distribution and/or Service (12b-1) Fees	none	0.25%	0.15%
Other Expenses	0.06%	0.06%	0.06%
Total Annual Portfolio Operating Expenses	0.75%	1.00%	0.90%

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Lazard Mid Cap Portfolio (USD $)	Class A	Class B	Class E
1 Year	77	103	92
3 Years	241	320	288
5 Years	418	555	500
10 Years	933	1,229	1,112

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 84.9% of the average value of its portfolio.

Principal Investment Strategies

Lazard Asset Management LLC (“Lazard”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in equity securities, including convertible securities, of mid-cap companies. The Portfolio considers a company to be a mid-cap company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.

The Portfolio may invest up to 20% of its net assets in equity securities of companies in other market capitalization ranges and in investment grade debt securities. The Portfolio may also invest up to 25% of its total assets in foreign securities, which may include investments in emerging markets. For risk management purposes, the Portfolio may hold a portion of its assets in cash or cash equivalents, including money market instruments.

In selecting investments, the portfolio managers seek to identify those companies that are, in their view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of the portfolio managers’ search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies’ equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Interest Rate Risk. The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Convertible Securities Risk. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Portfolio.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index. Effective December 19, 2005, Lazard became the subadviser. Investment performance information prior to that date is attributable to the Portfolio’s former investment subadviser.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd — 2009	19.80%
Lowest Quarter	4th — 2008	-26.31%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns Lazard Mid Cap Portfolio	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	(5.13%)	(0.66%)		4.59%	Jan 2, 2002
Class B	(5.28%)	(0.91%)	4.30%
Class E	(5.27%)	(0.82%)		3.97%	Apr 1, 2002
Russell Midcap Index (reflects no deduction for mutual fund fees and expenses)	(1.55%)	1.41%	6.99%

Legg Mason ClearBridge Aggressive Growth Portfolio
Legg Mason ClearBridge Aggressive Growth Portfolio PORTFOLIO SUMMARY:
Investment Objective
Capital appreciation.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Legg Mason ClearBridge Aggressive Growth Portfolio (USD $)	Class A	Class B	Class E
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses Legg Mason ClearBridge Aggressive Growth Portfolio	Class A	Class B	Class E
Management Fee	0.62%	0.62%	0.62%
Distribution and/or Service (12b-1) Fees	none	0.25%	0.15%
Other Expenses	0.03%	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.65%	0.90%	0.80%

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Legg Mason ClearBridge Aggressive Growth Portfolio (USD $)	Class A	Class B	Class E
1 Year	67	92	82
3 Years	209	288	256
5 Years	363	500	446
10 Years	812	1,112	993

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 6.4% of the average value of its portfolio.

Principal Investment Strategies

ClearBridge Advisors, LLC ("ClearBridge"), subadviser to the Portfolio, invests the Portfolio's assets, under normal circumstances, primarily in common stocks that ClearBridge believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of companies which comprise the S&P 500 Index. The Portfolio may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, because higher earnings growth rates are often achieved by small- to medium-sized companies, a significant portion of the Portfolio's assets may be invested in the securities of such companies.

ClearBridge emphasizes individual security selection while diversifying the Portfolio's investments across industries, which may help to reduce risk. ClearBridge focuses primarily, but not exclusively, on emerging growth companies that have passed their "start up" phase and show positive earnings and the prospect of achieving significant profit gains beginning in the two to three years after the Portfolio acquires their stocks. When evaluating an individual stock, ClearBridge considers whether the company may benefit from:

■	New technologies, products or services

■	New cost reducing measures

■	Changes in management

■	Favorable changes in government regulations

The Portfolio may invest up to 25% of its net assets (at the time of investment) in foreign securities, which may include investments in emerging markets. The Portfolio may invest directly in foreign issuers or invest in depositary receipts.

The Portfolio is non-diversified, which means that it can hold securities of a smaller number of issuers and can invest a larger percentage of its assets in a single issuer than a diversified portfolio.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Focused Investment Risk. Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.

Non-diversification Risk. To the extent that the Portfolio holds securities of a smaller number of issuers or invests a larger percentage of its assets in a single issuer than a diversified portfolio, the value of the Portfolio, as compared to the value of a diversified portfolio, will generally be more volatile and more sensitive to the performance of any one of those issuers and to economic, political, market or regulatory events affecting any one of those issuers.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index. Effective October 6, 2006, ClearBridge began managing the Portfolio. Investment performance prior to that date is attributable to the Portfolio’s former investment subadviser.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd — 2009	17.27%
Lowest Quarter	4th — 2008	-22.05%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns Legg Mason ClearBridge Aggressive Growth Portfolio	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	3.55%	1.43%		2.16%	Jan 2, 2002
Class B	3.25%	1.16%	1.93%
Class E	3.49%	1.27%		5.55%	Apr 17, 2003
Russell 3000 Growth Index (reflects no deduction for mutual fund fees and expenses)	2.18%	2.46%	2.74%

Loomis Sayles Global Markets Portfolio
Loomis Sayles Global Markets Portfolio PORTFOLIO SUMMARY:
Investment Objective
High total investment return through a combination of capital appreciation and income.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Loomis Sayles Global Markets Portfolio (USD $)	Class A	Class B
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses Loomis Sayles Global Markets Portfolio	Class A	Class B
Management Fee	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	0.10%	0.10%
Total Annual Portfolio Operating Expenses	0.80%	1.05%

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Loomis Sayles Global Markets Portfolio (USD $)	Class A	Class B
1 Year	82	108
3 Years	256	336
5 Years	446	582
10 Years	993	1,288

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 57.9% of the average value of its portfolio.

Principal Investment Strategies

Loomis, Sayles & Company, L.P. (“Loomis Sayles”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily in equity and fixed income securities of U.S. and foreign issuers, including securities of issuers located in countries with emerging securities markets. The Portfolio’s investments in equities will range between 50% and 70% of the Portfolio’s assets, and its investments in fixed income securities will range between 25% and 50% of the Portfolio’s assets. Loomis Sayles’s Global Asset Allocation Group allocates the Portfolio’s assets among the following four sectors: (1) domestic equities, (2) international equities, (3) domestic fixed income securities and (4) international fixed income securities.

In deciding how to allocate the Portfolio’s assets among the four sectors, Loomis Sayles attempts to determine the relative attractiveness of each of the four sectors based on fundamental factors such as economic cycles, relative interest rates, stock market valuations, and currency considerations. In deciding which domestic and international equity securities to buy and sell, Loomis Sayles generally looks for companies that it believes have the potential for superior earnings growth relative to current value. In deciding which domestic and international fixed income securities to buy and sell, Loomis Sayles generally looks for securities that it believes are undervalued and have the potential for credit upgrades. The Portfolio may invest in investment grade securities, as well as those rated below investment grade (commonly called “junk bonds”).

The Portfolio may also invest in foreign currencies and may engage in other foreign currency transactions for investment or hedging purposes. Loomis Sayles may hedge currency risk for the Portfolio (including “cross hedging” between two or more foreign currencies) if it believes the outlook for a particular foreign currency is unfavorable. Loomis Sayles may elect not to hedge currency risk, which may cause the Portfolio to incur losses that would not have been incurred had the risk been hedged.

The Portfolio may engage in foreign currency hedging transactions, options for hedging and investment purposes, futures and swap transactions and other derivative transactions. The Portfolio also may invest in collateralized mortgage obligations, U.S. and foreign government securities, depositary receipts, and real estate investment trusts.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Portfolio Turnover Risk. The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Real Estate Investment Risk. Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

Interest Rate Risk. The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of two broad-based securities market indices. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Descriptions” in the Prospectus. It is not possible to invest directly in an index.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd — 2009	17.72%
Lowest Quarter	3rd — 2008	-19.58%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns Loomis Sayles Global Markets Portfolio	1 Year	5 Years	Since Inception	Inception Date
Class A	(1.25%)	5.88%	6.01%	May 1, 2006
Class B	(1.48%)	5.62%	5.73%	May 1, 2006
MSCI World Index	(5.54%)	(2.37%)	(0.54%)
Citigroup World Government Bond Index (Indices reflect no deduction for mutual fund fees and expenses)	6.35%	7.13%	7.01%

Lord Abbett Bond Debenture Portfolio
Lord Abbett Bond Debenture Portfolio PORTFOLIO SUMMARY:
Investment Objective
High current income and the opportunity for capital appreciation to produce a high total return.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Lord Abbett Bond Debenture Portfolio (USD $)	Class A	Class B	Class E
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses Lord Abbett Bond Debenture Portfolio	Class A	Class B	Class E
Management Fee	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	none	0.25%	0.15%
Other Expenses	0.04%	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.54%	0.79%	0.69%

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Lord Abbett Bond Debenture Portfolio (USD $)	Class A	Class B	Class E
1 Year	55	81	71
3 Years	174	253	221
5 Years	302	440	385
10 Years	678	981	861

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 35.9% of the average value of its portfolio.

Principal Investment Strategies

Lord, Abbett & Co. LLC ("Lord Abbett"), subadviser to the Portfolio, invests, in normal circumstances, at least 80% of the Portfolio's net assets in bonds, debentures and other fixed income securities. The Portfolio allocates its assets principally among fixed income securities in four market sectors: U.S. investment grade securities, U.S. high yield securities (commonly called “junk bonds”), foreign securities (including emerging market securities) and convertible securities. Investment grade debt securities are securities rated within the four highest grades assigned by a rating agency such as Moody’s Investors Service, Inc. (Aaa, Aa, A, Baa), Standard & Poor’s Ratings Services (AAA, AA, A, BBB), or Fitch Ratings (AAA, AA, A, BBB), or are unrated but determined by Lord Abbett to be of comparable quality. The Portfolio considers bonds and debentures to include, among other things, all types of mortgage-related and other asset-backed securities, high-yield and investment grade debt securities, U.S. Government securities, equity-related securities such as convertibles and debt securities with warrants, and emerging market debt securities. Under normal circumstances, the Portfolio invests in each of the four sectors described above. However, the Portfolio may invest substantially all of its assets in any one sector at any time, subject to the limitation that at least 20% of the Portfolio’s net assets must be invested in any combination of investment grade debt securities, U.S. Government securities and cash equivalents. The Portfolio may invest up to 15% of its assets in credit default swaps. The Portfolio may invest up to 20% of its net assets in equity securities, including common stocks, preferred stocks, convertible preferred stocks, warrants and similar instruments. The Portfolio may invest up to 20% of its net assets in debt and equity securities primarily traded in foreign countries.

Lord Abbett will actively manage the Portfolio and seek unusual values, particularly in lower-rated debt securities, some of which are convertible into common stocks or have warrants attached to purchase common stocks. In selecting lower-rated bonds for investment, Lord Abbett does not rely upon ratings, which evaluate only the safety of principal and interest, not market value risk, and which, furthermore, may not accurately reflect an issuer’s current financial condition. The Portfolio does not have any minimum rating criteria for its investments in bonds and some issuers may default as to principal and/or interest payments subsequent to the purchase of their securities. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, Lord Abbett believes that investment risk may be reduced, although there is no assurance that losses will not occur.

The Portfolio normally invests in long-term debt securities when Lord Abbett believes that interest rates in the long run will decline and prices of such securities generally will be high. When Lord Abbett believes that long-term interest rates will rise, it may shift the Portfolio into short-term debt. Under normal circumstances, the average maturity of the Portfolio’s debt securities will be between 5 and 12 years.

The Portfolio may use derivatives, including U.S. Treasury futures and interest rate swaps, to manage portfolio duration and hedge interest rate risk.

Capital appreciation may be obtained by investing in:

■	debt securities when the trend of interest rates is expected to be down

■	convertible debt securities or debt securities with warrants attached entitling the holder to purchase common stock

■

debt securities of issuers in financial difficulties when, in the view of Lord Abbett, the problems giving rise to such difficulties can be successfully resolved, with a consequent improvement in the credit standing of the issuers (such investments involve corresponding risks that interest and principal payments may not be made if such difficulties are not resolved)

■	equity securities

The Portfolio may hold or sell any property or securities which it may obtain through the exercise of conversion rights or warrants or as a result of any reorganization, recapitalization or liquidation proceedings for any issuer of securities owned by it. In no event will the Portfolio voluntarily purchase any securities other than debt securities, if, at the time of such purchase or acquisition, the value of the property and securities, other than debt securities, in the Portfolio is greater than 20% of the value of its net assets.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Interest Rate Risk. The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Convertible Securities Risk. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Portfolio.

Credit Default Swap Risk. Credit default swaps may increase credit and counterparty risk (depending on whether the Portfolio is the buyer or seller of the swaps), and they may in some cases be illiquid. Credit default swaps also may be difficult to trade or value, especially in the event of market disruptions. Credit default swap transactions in which the Portfolio is the seller may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Mortgage-backed and Asset-backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

Mortgage Dollar Roll Transactions Risk. Mortgage dollar roll transactions are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price. In addition, the Portfolio may incur higher expenses if its mortgage dollar roll transactions lead to higher portfolio turnover. These transactions also may subject the Portfolio to a form of investment leverage.

Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of two broad-based securities market indices and a more narrowly-based benchmark that reflects the market sectors in which the Portfolio invests. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class A shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Descriptions” in the Prospectus. It is not possible to invest directly in an index.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd — 2009	12.79%
Lowest Quarter	4th — 2008	-11.05%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns Lord Abbett Bond Debenture Portfolio	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	4.83%	7.24%	7.38%
Class B	4.46%	6.96%	7.11%
Class E	4.69%	7.09%		7.35%	Apr 1, 2002
Barclays U.S. Aggregate Bond Index (Indices reflect no deduction for mutual fund fees and expenses)	7.84%	6.50%	5.78%
BofA Merrill Lynch High Yield Master II Constrained Index (Indices reflect no deduction for mutual fund fees and expenses)	4.37%	7.55%	8.74%
Hybrid Index (Indices reflect no deduction for mutual fund fees and expenses)	3.18%	6.32%	7.42%

T. Rowe Price Large Cap Value Portfolio
T. Rowe Price Large Cap Value Portfolio PORTFOLIO SUMMARY:
Investment Objectives
Long-term capital appreciation by investing in common stocks believed to be undervalued.
Income is a secondary objective.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees T. Rowe Price Large Cap Value Portfolio (USD $)	Class A	Class B
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses T. Rowe Price Large Cap Value Portfolio		Class A	Class B
Management Fee	[1]	0.57%	0.57%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.02%	0.02%
Total Annual Portfolio Operating Expenses		0.59%	0.84%
[1]	Restated to reflect amended Management Fee schedule.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example T. Rowe Price Large Cap Value Portfolio (USD $)	Class A	Class B
1 Year	60	86
3 Years	190	269
5 Years	330	468
10 Years	740	1,040

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 103.5% of the average value of its portfolio.

Principal Investment Strategies

T. Rowe Price Associates, Inc. ("T. Rowe Price"), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio's net assets in securities of large companies the portfolio manager regards as undervalued.

The Portfolio defines a large company as having a market cap that is either (i) larger than the current median market cap of companies in the Russell 1000 Value Index or (ii) larger than the three year average median market cap of companies in the index based on the previous three December 31 dates. The Russell 1000 Value Index is a widely used benchmark of the largest domestic value stocks. As of December 31, 2011, the median market cap for the Russell 1000 Value Index was approximately $4.61 billion. The market capitalization of the companies owned by the Portfolio and the Russell index changes over time; the Portfolio will not automatically sell or cease to purchase stock of a company it owns just because the company’s market capitalization falls below these levels.

The Portfolio may also purchase stocks of smaller companies.

The portfolio managers seek to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, the portfolio managers generally look for one or more of the following:

■	low price/earnings, price/book value, price/sales, or price/cash flow ratios relative to the S&P 500, the company's peers, or its own historical norm;

■	low stock price relative to a company's underlying asset values;

■	companies that may benefit from restructuring activity; and/or

■	a sound balance sheet and other positive financial characteristics.

In pursuing its investment objective, the Portfolio has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that the portfolio managers believe will provide an opportunity for substantial appreciation. These situations might arise when the portfolio managers believe a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While the Portfolio will invest most of its assets in U.S. common stocks, the Portfolio may invest in other securities, including foreign stocks, in keeping with the Portfolio's objectives.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class A shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index. Effective May 1, 2011, T. Rowe Price became the subadviser to the Portfolio. Investment performance prior to that date is attributable to the Portfolio’s former investment subadviser.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd — 2009	18.10%
Lowest Quarter	4th — 2008	-19.88%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns T. Rowe Price Large Cap Value Portfolio	1 Year	5 Years	10 Years
Class A	(3.77%)	(2.32%)	2.83%
Class B	(4.01%)	(2.56%)	2.58%
Russell 1000 Value Index (reflects no deduction for mutual fund fees and expenses)	0.39%	(2.64%)	3.89%

Lord Abbett Mid Cap Value Portfolio
Lord Abbett Mid Cap Value Portfolio PORTFOLIO SUMMARY:
Investment Objective
Capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The amounts for the Class E shares of the Portfolio are based on the expenses of the Portfolio’s Class A shares, as adjusted to include applicable 12b-1 fees. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Lord Abbett Mid Cap Value Portfolio (USD $)	Class A	Class B	Class E
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Portfolio Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses Lord Abbett Mid Cap Value Portfolio		Class A	Class B	Class E
Management Fee		0.67%	0.67%	0.67%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.15%
Other Expenses		0.06%	0.06%	0.06%
Total Annual Portfolio Operating Expenses		0.73%	0.98%	0.88%
Contractual Fee Waiver	[1]	0.02%	0.02%	0.02%
Total Annual Portfolio Operating Expenses After Fee Waiver		0.71%	0.96%	0.86%
[1]	MetLife Advisers, LLC has contractually agreed, for the period April 30, 2012 through April 30, 2013, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.650% of the first $900 million of the Portfolio's average daily net assets, plus 0.625% of such assets over $900 million up to $1 billion, plus 0.600% of such assets over $1 billion. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that all fee waivers remain in effect only for the period ending April 30, 2013. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Lord Abbett Mid Cap Value Portfolio (USD $)	Class A	Class B	Class E
1 Year	73	98	88
3 Years	232	312	280
5 Years	405	542	488
10 Years	907	1,204	1,086

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 47.3% of the average value of its portfolio.

Principal Investment Strategies

Lord, Abbett & Co. LLC ("Lord Abbett"), subadviser to the Portfolio, invests, under normal market conditions, at least 80% of the Portfolio's net assets in equity securities of mid-sized companies.

The Portfolio’s investments primarily include the following types of securities and other financial instruments:

■

Equity securities, such as common stocks, preferred stocks, convertible securities and equity interests in trusts, partnerships and limited liability companies. The Portfolio may also invest in securities that are tied to the price of stock, such as warrants, rights, and convertible debt securities.

■

Mid-sized companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Midcap® Index. As of December 31, 2011, the market capitalizations of companies in the Russell Midcap® Index ranged from $116.71 million to $20.43 billion.

■

Value stocks that the portfolio manager believes to be underpriced or undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

■

Securities issued by foreign companies and traded primarily on a U.S. securities exchange. These types of securities include American Depositary Receipts (“ADRs”), which are typically issued by a U.S. financial institution (such as a bank) and represent a specified number of shares issued by a foreign company. The Portfolio may also invest up to 10% of its net assets in securities issued by foreign companies that are primarily traded outside of the U.S.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Convertible Securities Risk. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Portfolio.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class A shares for the last ten calendar years and indicates how it has varied from year to year. Class E shares of the Portfolio are first being offered on April 30, 2012. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	3rd — 2009	19.10%
Lowest Quarter	3rd — 2011	-22.14%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns Lord Abbett Mid Cap Value Portfolio	1 Year	5 Years	10 Years
Class A	(3.46%)	(0.94%)	5.20%
Class B	(3.70%)	(1.18%)	4.93%
Russell Midcap Value Index (reflects no deduction for mutual fund fees and expenses)	(1.38%)	0.04%	7.67%

MetLife Aggressive Strategy Portfolio
MetLife Aggressive Strategy Portfolio PORTFOLIO SUMMARY:
Investment Objective
Growth of capital.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”) but do reflect the fees and expenses of the investment companies in which the Portfolio invests (the “Underlying Portfolios”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MetLife Aggressive Strategy Portfolio (USD $)	Class A	Class B
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Portfolio Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses MetLife Aggressive Strategy Portfolio	Class A	Class B
Management Fee	0.09%	0.09%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	0.01%	0.01%
Acquired Fund Fees and Expenses	0.75%	0.75%
Total Annual Portfolio Operating Expenses	0.85%	1.10%

As an investor in an Underlying Portfolio, the Portfolio bears its pro-rata portion of the operating expenses of that Underlying Portfolio, including such Underlying Portfolio’s management fee. The percentage shown for Acquired Fund (Underlying Portfolio) Fees and Expenses shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the relevant Underlying Portfolios during the last fiscal year.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the Underlying Portfolios, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example MetLife Aggressive Strategy Portfolio (USD $)	Class A	Class B
1 Year	87	113
3 Years	272	352
5 Years	473	609
10 Years	1,052	1,346

Portfolio Turnover
The Portfolio, which operates as a fund of funds, does not pay transaction costs when it buys and sells shares of Underlying Portfolios (or “turns over” its portfolio). An Underlying Portfolio pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Underlying Portfolios and the Portfolio. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 22.6% of the average value of its portfolio. Some of the Underlying Portfolios, however, may have portfolio turnover rates as high as 200% or more.

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing substantially all of its assets in Class A shares of the Underlying Portfolios, which are portfolios of Met Investors Series Trust (the “Trust”) and Metropolitan Series Fund (the “Fund”). The Portfolio has a target allocation between the two broad asset classes (equity and fixed income). MetLife Advisers, LLC (“MetLife Advisers”), the adviser to the Portfolio, establishes specific target investment percentages for the asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those assets classes. MetLife Advisers then selects the Underlying Portfolios in which the Portfolio invests based on, among other factors, the Underlying Portfolios’ investment objectives, policies, investment processes and portfolio analytical and management personnel.

Under normal circumstances, the Portfolio invests substantially all of its assets in Underlying Portfolios that may hold large cap, small cap, mid cap or foreign equity securities in accordance with target allocations of 100% to equity securities.

The following chart describes the target allocations, as of April 30, 2012, to equity securities. You should note that these percentages do not directly correspond to investment in the Underlying Portfolios because each Underlying Portfolio may contain one or more asset classes (e.g., equity and fixed income) and each Underlying Portfolio may contain various subsets of an asset class (e.g., small cap, mid cap and foreign securities). Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, the actual allocations may vary from the Portfolio’s target allocations in the chart below. Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio’s actual allocations could vary substantially from the target allocations due to market valuation changes.

Asset Class		Target Allocation
Equity	100%
U.S. Large Cap U.S. Mid Cap U.S. Small Cap Foreign Equity		38% 23% 9% 30%

The “Foreign Equity” allocation shown above may be invested in foreign equity securities of any capitalization or country but primarily will be invested in larger capitalization companies of developed countries.

The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest in equity securities. These investments include Underlying Portfolios that invest in stock of large established U.S. companies, as well, to a lesser extent, in stocks of foreign companies and small U.S. companies with above-average growth potential.

Periodically, MetLife Advisers will evaluate the Portfolio’s allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to the Portfolio’s risk profile. It is anticipated that changes between these broad asset classes will be within a range of plus or minus 10%. Concurrently, MetLife Advisers will consider whether to make changes to the Portfolio’s investments in any of the Underlying Portfolios.

For additional information about the Portfolio’s investment strategies, the names of the Underlying Portfolios in which the Portfolio may invest and the actual allocation percentages of the Portfolio’s investments in the Underlying Portfolios as of the end of the prior quarter, please see “Additional Information about this Portfolio’s Investment Strategies” in the Prospectus.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Direct risks of investing in the Portfolio include:

Performance Risk. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios may be adversely affected if the Underlying Portfolios are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios.

Asset Allocation Risk. The Portfolio’s ability to achieve its investment objective depends upon MetLife Advisers’ analysis of various factors and MetLife Advisers’ ability to select the appropriate mix of asset classes based on its analysis of such factors, which may prove incorrect. The Portfolio may experience losses or poor relative performance if MetLife Advisers allocates a significant portion of the Portfolio’s assets to an asset class that does not perform as MetLife Advisers anticipated, including relative to other asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk. An Underlying Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style.

Portfolio Turnover Risk. The investment techniques and strategies utilized by the Underlying Portfolios might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Underlying Portfolios’ transaction costs, which can adversely affect the returns on the Portfolio’s investments in those Underlying Portfolios.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd — 2009	20.18%
Lowest Quarter	4th — 2008	-24.41%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns MetLife Aggressive Strategy Portfolio	1 Year	5 Years	Since Inception		Inception Date
Class A	(5.57%)	(2.12%)	2.51%		May 2, 2005
Class B	(5.78%)	(2.38%)	2.48%		Nov 4, 2004
Dow Jones Aggressive Index (reflects no deduction for mutual fund fees and expenses)	(5.14%)	0.29%	5.48%	[1]
[1]	Index performance is from 11-4-04.

MetLife Balanced Strategy Portfolio
MetLife Balanced Strategy Portfolio PORTFOLIO SUMMARY:
Investment Objectives
A balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”) but do reflect the fees and expenses of the investment companies in which the Portfolio invests (the “Underlying Portfolios”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MetLife Balanced Strategy Portfolio (USD $)	Class A	Class B
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses MetLife Balanced Strategy Portfolio	Class A	Class B
Management Fee	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	0.01%	0.01%
Acquired Fund Fees and Expenses	0.67%	0.67%
Total Annual Portfolio Operating Expenses	0.73%	0.98%

As an investor in an Underlying Portfolio, the Portfolio bears its pro-rata portion of the operating expenses of that Underlying Portfolio, including such Underlying Portfolio’s management fee. The percentage shown for Acquired Fund (Underlying Portfolio) Fees and Expenses shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the relevant Underlying Portfolios during the last fiscal year.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the Underlying Portfolios, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example MetLife Balanced Strategy Portfolio (USD $)	Class A	Class B
1 Year	75	100
3 Years	234	314
5 Years	407	544
10 Years	909	1,206

Portfolio Turnover
The Portfolio, which operates as a fund of funds, does not pay transaction costs when it buys and sells shares of Underlying Portfolios (or “turns over” its portfolio). An Underlying Portfolio pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Underlying Portfolios and the Portfolio. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 25.6% of the average value of its portfolio. Some of the Underlying Portfolios, however, may have portfolio turnover rates as high as 200% or more.

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing substantially all of its assets in Class A shares of the Underlying Portfolios, which are portfolios of Met Investors Series Trust (the “Trust”) and Metropolitan Series Fund (the “Fund”). The Portfolio has a target allocation between the two broad asset classes (equity and fixed income). MetLife Advisers, LLC (“MetLife Advisers”), the adviser to the Portfolio, establishes specific target investment percentages for the asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those assets classes. MetLife Advisers then selects the Underlying Portfolios in which the Portfolio invests based on, among other factors, the Underlying Portfolios’ investment objectives, policies, investment processes and portfolio analytical and management personnel.

Under normal circumstances, the Portfolio primarily invests its assets in Underlying Portfolios that may hold large cap, small cap, mid cap or foreign equity securities and also invests in Underlying Portfolios that hold fixed income securities in accordance with target allocations of 65% to equity securities and 35% to fixed income securities.

The following chart describes the target allocations, as of April 30, 2012, to equity and fixed income securities. You should note that these percentages do not directly correspond to investment in the Underlying Portfolios because each Underlying Portfolio may contain one or more asset classes (e.g., equity and fixed income) and each Underlying Portfolio may contain various subsets of an asset class (e.g., small cap, mid cap and foreign securities). Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, the actual allocations to equity and fixed income securities may vary from the Portfolio’s target allocations in the chart below. Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio’s actual allocations could vary substantially from the target allocations due to market valuation changes.

Asset Class		Target Allocation
Equity	65%
U.S. Large Cap U.S. Mid Cap U.S. Small Cap Foreign Equity		26% 14% 6% 19%
Fixed Income	35%
U.S. Investment Grade U.S. High Yield Foreign Fixed Income		27% 4% 4%

The “Foreign Equity” allocation shown above may be invested in foreign equity securities of any capitalization or country but primarily will be invested in larger capitalization companies of developed countries, and the “Foreign Fixed Income” allocation shown above may be invested in foreign fixed securities of any credit quality but primarily will be invested in investment grade debt.

The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest in equity securities. These investments include Underlying Portfolios that invest mainly in stocks of large established U.S. companies, as well, to a lesser extent, in stocks of foreign companies and small U.S. companies with above-average growth potential.

The Portfolio seeks to achieve current income through its investments in Underlying Portfolios that invest in fixed income securities. These investments may include Underlying Portfolios that invest exclusively in bonds of U.S. issuers. The Portfolio may invest in Underlying Portfolios that invest in U.S. and foreign investment-grade securities, as well as Underlying Portfolios that invest in high-yield, high-risk bonds.

Periodically, MetLife Advisers will evaluate the Portfolio’s allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to the Portfolio’s risk profile. It is anticipated that changes between these broad asset classes will be within a range of plus or minus 10%. Concurrently, MetLife Advisers will consider whether to make changes to the Portfolio’s investments in any of the Underlying Portfolios.

For additional information about the Portfolio’s investment strategies, the names of the Underlying Portfolios in which the Portfolio may invest and the actual allocation percentages of the Portfolio’s investments in the Underlying Portfolios as of the end of the prior quarter, please see “Additional Information about this Portfolio’s Investment Strategies” in the Prospectus.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Direct risks of investing in the Portfolio include:

Performance Risk. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios may be adversely affected if the Underlying Portfolios are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios.

Asset Allocation Risk. The Portfolio’s ability to achieve its investment objective depends upon MetLife Advisers’ analysis of various factors and MetLife Advisers’ ability to select the appropriate mix of asset classes based on its analysis of such factors, which may prove incorrect. The Portfolio may experience losses or poor relative performance if MetLife Advisers allocates a significant portion of the Portfolio’s assets to an asset class that does not perform as MetLife Advisers anticipated, including relative to other asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk. An Underlying Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying Portfolio.

Interest Rate Risk. The value of an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. The value of an Underlying Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by an Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with an Underlying Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to an Underlying Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style.

Mortgage-backed and Asset-backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause an Underlying Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by an Underlying Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of an Underlying Portfolio receiving payments of principal or interest may be substantially limited.

Portfolio Turnover Risk. The investment techniques and strategies utilized by the Underlying Portfolios might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Underlying Portfolios’ transaction costs, which can adversely affect the returns on the Portfolio’s investments in those Underlying Portfolios.

Derivatives Risk. An Underlying Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase an Underlying Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase an Underlying Portfolio’s volatility and may require the Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd — 2009	15.52%
Lowest Quarter	4th — 2008	-17.84%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns MetLife Balanced Strategy Portfolio	1 Year	5 Years	Since Inception		Inception Date
Class A	(1.51%)	0.71%	3.80%		May 2, 2005
Class B	(1.70%)	0.45%	3.49%		Nov 4, 2004
Dow Jones Moderate Index (reflects no deduction for mutual fund fees and expenses)	0.28%	2.83%	5.45%	[1]
[1]	Index performance is from 11-4-04.

MetLife Defensive Strategy Portfolio
MetLife Defensive Strategy Portfolio PORTFOLIO SUMMARY:
Investment Objectives
A high level of current income
with growth of capital, a secondary objective.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”) but do reflect the fees and expenses of the investment companies in which the Portfolio invests (the “Underlying Portfolios”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MetLife Defensive Strategy Portfolio (USD $)	Class A	Class B
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses MetLife Defensive Strategy Portfolio	Class A	Class B
Management Fee	0.06%	0.06%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	0.01%	0.01%
Acquired Fund Fees and Expenses	0.58%	0.58%
Total Annual Portfolio Operating Expenses	0.65%	0.90%

As an investor in an Underlying Portfolio, the Portfolio bears its pro-rata portion of the operating expenses of that Underlying Portfolio, including such Underlying Portfolio’s management fee. The percentage shown for Acquired Fund (Underlying Portfolio) Fees and Expenses shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the relevant Underlying Portfolios during the last fiscal year.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the Underlying Portfolios, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example MetLife Defensive Strategy Portfolio (USD $)	Class A	Class B
1 Year	67	92
3 Years	209	288
5 Years	363	500
10 Years	812	1,112

Portfolio Turnover
The Portfolio, which operates as a fund of funds, does not pay transaction costs when it buys and sells shares of Underlying Portfolios (or “turns over” its portfolio). An Underlying Portfolio pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Underlying Portfolios and the Portfolio. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 29.8% of the average value of its portfolio. Some of the Underlying Portfolios, however, may have portfolio turnover rates as high as 200% or more.

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing substantially all of its assets in Class A shares of the Underlying Portfolios, which are portfolios of Met Investors Series Trust (the “Trust”) and Metropolitan Series Fund (the “Fund”). The Portfolio has a target allocation between the two broad asset classes (equity and fixed income). MetLife Advisers, LLC (“MetLife Advisers”), the adviser to the Portfolio, establishes specific target investment percentages for the asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those asset classes. MetLife Advisers then selects the Underlying Portfolios in which the Portfolio invests based on, among other factors, the Underlying Portfolios’ investment objectives, policies, investment processes and portfolio analytical and management personnel.

Under normal circumstances, the Portfolio primarily invests in Underlying Portfolios that hold fixed income securities and also invests in Underlying Portfolios that may hold large cap, small cap, mid cap or foreign equity securities in accordance with target allocations of 65% to fixed income securities and 35% to equity securities.

The following chart describes the target allocations, as of April 30, 2012, to equity and fixed income securities. You should note that these percentages do not directly correspond to investment in equity and fixed income Underlying Portfolios because each Underlying Portfolio may contain one or more asset classes (e.g., equity and fixed income) and each Underlying Portfolio may contain various subsets of an asset class (e.g., small cap, mid cap and foreign securities). Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, the actual allocations to equity and fixed income securities may vary from the Portfolio’s target allocations in the chart below. Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio’s actual allocations could vary substantially from the target allocations due to market valuation changes.

Asset Class		Target Allocation
Equity	35%
U.S. Large Cap U.S. Mid Cap U.S. Small Cap Foreign Equity		16% 7% 3% 9%
Fixed Income	65%
U.S. Investment Grade U.S. High Yield Foreign Fixed Income		54% 6% 5%

The “Foreign Equity” allocation shown above may be invested in foreign equity securities of any capitalization or country but primarily will be invested in larger capitalization companies of developed countries, and the “Foreign Fixed Income” allocation shown above may be invested in foreign fixed securities of any credit quality but primarily will be invested in investment grade debt.

The Portfolio seeks to achieve current income through its investments in Underlying Portfolios that invest in fixed income securities. These investments may include Underlying Portfolios that invest exclusively in bonds of U.S. issuers as well as Underlying Portfolios that invest in foreign bonds denominated in currencies other than U.S. dollars. The Portfolio may invest in Underlying Portfolios that invest in U.S. and foreign investment-grade securities, as well as Underlying Portfolios that invest in convertible securities and high-yield, high-risk bonds.

The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest in equity securities. These investments may include Underlying Portfolios that invest in stocks of U.S. or foreign large established companies as well as those that invest mainly in stocks of large established U.S. companies, as well, to a lesser extent, in stocks of foreign companies and small U.S. companies with above-average growth potential.

Periodically, MetLife Advisers will evaluate the Portfolio’s allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to the Portfolio’s risk profile. It is anticipated that changes between these broad asset classes will be within a range of plus or minus 10%. Concurrently, MetLife Advisers will consider whether to make changes to the Portfolio’s investments in any of the Underlying Portfolios.

For additional information about the Portfolio’s investment strategies, the names of the Underlying Portfolios in which the Portfolio may invest and the actual allocation percentages of the Portfolio’s investments in the Underlying Portfolios as of the end of the prior quarter, please see “Additional Information about this Portfolio’s Investment Strategies” in the Prospectus.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objectives. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Direct risks of investing in the Portfolio include:

Performance Risk. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios may be adversely affected if the Underlying Portfolios are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios.

Asset Allocation Risk. The Portfolio’s ability to achieve its investment objective depends upon MetLife Advisers’ analysis of various factors and MetLife Advisers’ ability to select the appropriate mix of asset classes based on its analysis of such factors, which may prove incorrect. The Portfolio may experience losses or poor relative performance if MetLife Advisers allocates a significant portion of the Portfolio’s assets to an asset class that does not perform as MetLife Advisers anticipated, including relative to other asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk. An Underlying Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying Portfolio.

Interest Rate Risk. The value of an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. The value of an Underlying Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by an Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with an Underlying Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to an Underlying Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style.

Mortgage-backed and Asset-backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause an Underlying Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by an Underlying Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of an Underlying Portfolio receiving payments of principal or interest may be substantially limited.

Portfolio Turnover Risk. The investment techniques and strategies utilized by the Underlying Portfolios might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Underlying Portfolios’ transaction costs, which can adversely affect the returns on the Portfolio’s investments in those Underlying Portfolios.

Derivatives Risk. An Underlying Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase an Underlying Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase an Underlying Portfolio’s volatility and may require the Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd — 2009	10.73%
Lowest Quarter	4th — 2008	-10.82%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns MetLife Defensive Strategy Portfolio	1 Year	5 Years	Since Inception		Inception Date
Class A	1.99%	3.38%	4.78%		May 2, 2005
Class B	1.77%	3.12%	4.18%		Nov 4, 2004
Dow Jones Moderately Conservative Index (reflects no deduction for mutual fund fees and expenses)	2.82%	4.06%	5.18%	[1]
[1]	Index performance is from 11-4-04.

MetLife Growth Strategy Portfolio
MetLife Growth Strategy Portfolio PORTFOLIO SUMMARY:
Investment Objective
Growth of capital.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”) but do reflect the fees and expenses of the investment companies in which the Portfolio invests (the “Underlying Portfolios”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MetLife Growth Strategy Portfolio (USD $)	Class A	Class B
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses MetLife Growth Strategy Portfolio	Class A	Class B
Management Fee	0.06%	0.06%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	none	none
Acquired Fund (Underlying Portfolio) Fees and Expenses	0.76%	0.76%
Total Annual Portfolio Operating Expenses	0.82%	1.07%

As an investor in an Underlying Portfolio, the Portfolio bears its pro-rata portion of the operating expenses of that Underlying Portfolio, including such Underlying Portfolio’s management fee. The percentage shown for Acquired Fund (Underlying Portfolio) Fees and Expenses shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the relevant Underlying Portfolios during the last fiscal year.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the Underlying Portfolios, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example MetLife Growth Strategy Portfolio (USD $)	Class A	Class B
1 Year	84	110
3 Years	263	342
5 Years	457	593
10 Years	1,017	1,311

Portfolio Turnover
The Portfolio, which operates as a fund of funds, does not pay transaction costs when it buys and sells shares of Underlying Portfolios (or “turns over” its portfolio). An Underlying Portfolio pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Underlying Portfolios and the Portfolio. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 23.9% of the average value of its portfolio. Some of the Underlying Portfolios, however, may have portfolio turnover rates as high as 200% or more.

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing substantially all of its assets in Class A shares of the Underlying Portfolios, which are portfolios of Met Investors Series Trust (the “Trust”) and Metropolitan Series Fund (the “Fund”). The Portfolio has a target allocation between the two broad asset classes (equity and fixed income). MetLife Advisers, LLC (“MetLife Advisers”), the adviser to the Portfolio, establishes specific target investment percentages for the asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those assets classes. MetLife Advisers then selects the Underlying Portfolios in which the Portfolio invests based on, among other factors, the Underlying Portfolios’ investment objectives, policies, investment processes and portfolio analytical and management personnel.

Under normal circumstances, the Portfolio primarily invests in Underlying Portfolios that may hold large cap, small cap, mid cap or foreign equity securities and also invests in Underlying Portfolios that hold fixed income securities in accordance with target allocations of 85% to equity securities and 15% to fixed income securities.

The following chart describes the target allocations, as of April 30, 2012, to equity and fixed income securities. You should note that these percentages do not directly correspond to investment in the Underlying Portfolios because each Underlying Portfolio may contain one or more asset classes (e.g., equity and fixed income) and each Underlying Portfolio may contain various subsets of an asset class (e.g., small cap, mid cap and foreign securities). Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, the actual allocations to equity and fixed income securities may vary from the Portfolio’s target allocations in the chart below. Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio’s actual allocations could vary substantially from the target allocations due to market valuation changes.

Asset Class		Target Allocation
Equity	85%
U.S. Large Cap U.S. Mid Cap U.S. Small Cap Foreign Equity		34% 19% 7% 25%
Fixed Income	15%
U.S. Investment Grade U.S. High Yield Foreign Fixed Income		9% 3% 3%

The “Foreign Equity” allocation shown above may be invested in foreign equity securities of any capitalization or country but primarily will be invested in larger capitalization companies of developed countries, and the “Foreign Fixed Income” allocation shown above may be invested in foreign fixed securities of any credit quality but primarily will be invested in investment grade debt.

The Portfolio seeks to achieve capital growth primarily through its investments in Underlying Portfolios that invest in equity securities. These investments may include Underlying Portfolios that invest mainly in stock of large established U.S. companies, as well, to a lesser extent, in stocks of foreign companies and small U.S. companies with above-average growth potential. The Portfolio seeks to achieve capital growth secondarily through its investments in Underlying Portfolios that invest in fixed income securities. The Portfolio may invest in Underlying Portfolios that invest substantially all of their assets in U.S. government securities as well as Underlying Portfolios that invest in investment grade and high yield, high risk bonds.

Periodically, MetLife Advisers will evaluate the Portfolio’s allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to the Portfolio’s risk profile. It is anticipated that changes between these broad asset classes will be within a range of plus or minus 10%. Concurrently, MetLife Advisers will consider whether to make changes to the Portfolio’s investments in any of the Underlying Portfolios.

For additional information about the Portfolio’s investment strategies, the names of the Underlying Portfolios in which the Portfolio may invest and the actual allocation percentages of the Portfolio’s investments in the Underlying Portfolios as of the end of the prior quarter, please see “Additional Information about this Portfolio’s Investment Strategies” in the Prospectus.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Direct risks of investing in the Portfolio include:

Performance Risk. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios may be adversely affected if the Underlying Portfolios are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios.

Asset Allocation Risk. The Portfolio’s ability to achieve its investment objective depends upon MetLife Advisers’ analysis of various factors and MetLife Advisers’ ability to select the appropriate mix of asset classes based on its analysis of such factors, which may prove incorrect. The Portfolio may experience losses or poor relative performance if MetLife Advisers allocates a significant portion of the Portfolio’s assets to an asset class that does not perform as MetLife Advisers anticipated, including relative to other asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk. An Underlying Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style.

Interest Rate Risk. The value of an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. The value of an Underlying Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by an Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with an Underlying Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to an Underlying Portfolio.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Mortgage-backed and Asset-backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause an Underlying Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by an Underlying Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of an Underlying Portfolio receiving payments of principal or interest may be substantially limited.

Portfolio Turnover Risk. The investment techniques and strategies utilized by the Underlying Portfolios might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Underlying Portfolios’ transaction costs, which can adversely affect the returns on the Portfolio’s investments in those Underlying Portfolios.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd — 2009	18.29%
Lowest Quarter	4th — 2008	-22.10%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns MetLife Growth Strategy Portfolio	1 Year	5 Years	Since Inception		Inception Date
Class A	(3.64%)	(0.98%)	3.14%		May 2, 2005
Class B	(3.87%)	(1.24%)	3.03%		Nov 4, 2004
Dow Jones Moderately Aggressive Index (reflects no deduction for mutual fund fees and expenses)	(2.63%)	1.54%	5.50%	[1]
[1]	Index performance is from 11-4-04.

MetLife Moderate Strategy Portfolio
MetLife Moderate Strategy Portfolio PORTFOLIO SUMMARY:
Investment Objective
High total return in the form of income and growth of capital, with a greater emphasis on income.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”) but do reflect the fees and expenses of the investment companies in which the Portfolio invests (the “Underlying Portfolios”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MetLife Moderate Strategy Portfolio (USD $)	Class A	Class B
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses MetLife Moderate Strategy Portfolio	Class A	Class B
Management Fee	0.06%	0.06%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	none	none
Acquired Fund (Underlying Portfolio) Fees and Expenses	0.62%	0.62%
Total Annual Portfolio Operating Expenses	0.68%	0.93%

As an investor in an Underlying Portfolio, the Portfolio bears its pro-rata portion of the operating expenses of that Underlying Portfolio, including such Underlying Portfolio’s management fee. The percentage shown for Acquired Fund (Underlying Portfolio) Fees and Expenses shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the relevant Underlying Portfolios during the last fiscal year.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the Underlying Portfolios, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example MetLife Moderate Strategy Portfolio (USD $)	Class A	Class B
1 Year	70	95
3 Years	218	298
5 Years	380	517
10 Years	849	1,147

Portfolio Turnover
The Portfolio, which operates as a fund of funds, does not pay transaction costs when it buys and sells shares of Underlying Portfolios (or “turns over” its portfolio). An Underlying Portfolio pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Underlying Portfolios and the Portfolio. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 25.2% of the average value of its portfolio. Some of the Underlying Portfolios, however, may have portfolio turnover rates as high as 200% or more.

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing substantially all of its assets in Class A shares of the Underlying Portfolios, which are portfolios of Met Investors Series Trust (the “Trust”) and Metropolitan Series Fund (the “Fund”). The Portfolio has a target allocation between the two broad asset classes (equity and fixed income). MetLife Advisers, LLC (“MetLife Advisers”), the adviser to the Portfolio, establishes specific target investment percentages for the asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those assets classes. MetLife Advisers then selects the Underlying Portfolios in which the Portfolio invests based on, among other factors, the Underlying Portfolios’ investment objectives, policies, investment processes and portfolio analytical and management personnel.

Under normal circumstances, the Portfolio invests in Underlying Portfolios that may hold large cap, small cap, mid cap or foreign equity securities and also invests in Underlying Portfolios that hold fixed income securities in accordance with target allocations of 50% to equity securities and 50% to fixed income securities.

The following chart describes the target allocations, as of April 30, 2012, to equity and fixed income securities. You should note that these percentages do not directly correspond to investment in the Underlying Portfolios because each Underlying Portfolio may contain one or more asset classes (e.g., equity and fixed income) and each Underlying Portfolio may contain various subsets of an asset class (e.g., small cap, mid cap and foreign securities). Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, the actual allocations to equity and fixed income securities may vary from the Portfolio’s target allocations in the chart below. Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio’s actual allocations could vary substantially from the target allocations due to market valuation changes.

Asset Class		Target Allocation
Equity	50%
U.S. Large Cap U.S. Mid Cap U.S. Small Cap Foreign Equity		21% 11% 4% 14%
Fixed Income	50%
U.S. Investment Grade U.S. High Yield Foreign Fixed Income		41% 5% 4%

The “Foreign Equity” allocation shown above may be invested in foreign equity securities of any capitalization or country but primarily will be invested in larger capitalization companies of developed countries, and the “Foreign Fixed Income” allocation shown above may be invested in foreign fixed securities of any credit quality but primarily will be invested in investment grade debt.

The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest in equity securities. These investments include Underlying Portfolios that invest mainly in stocks of large established U.S. companies, as well, to a lesser extent, in stocks of foreign companies and small U.S. companies with above-average growth potential.

The Portfolio seeks to achieve current income through its investments in Underlying Portfolios that invest in fixed income securities. These investments may include Underlying Portfolios that invest exclusively in bonds of U.S. issuers as well as Underlying Portfolios that invest in U.S. and foreign investment-grade securities, as well as Underlying Portfolios that invest high-yield, high-risk bonds.

Periodically, MetLife Advisers will evaluate the Portfolio’s allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to the Portfolio’s risk profile. It is anticipated that changes between these broad asset classes will be within a range of plus or minus 10%. Concurrently, MetLife Advisers will consider whether to make changes to the Portfolio’s investments in any of the Underlying Portfolios.

For additional information about the Portfolio’s investment strategies, the names of the Underlying Portfolios in which the Portfolio may invest and the actual allocation percentages of the Portfolio’s investments in the Underlying Portfolios as of the end of the prior quarter, please see “Additional Information about this Portfolio’s Investment Strategies” in the Prospectus.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Direct risks of investing in the Portfolio include:

Performance Risk. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios may be adversely affected if the Underlying Portfolios are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios.

Asset Allocation Risk. The Portfolio’s ability to achieve its investment objective depends upon MetLife Advisers’ analysis of various factors and MetLife Advisers’ ability to select the appropriate mix of asset classes based on its analysis of such factors, which may prove incorrect. The Portfolio may experience losses or poor relative performance if MetLife Advisers allocates a significant portion of the Portfolio’s assets to an asset class that does not perform as MetLife Advisers anticipated, including relative to other asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk. An Underlying Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying Portfolio.

Interest Rate Risk. The value of an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. The value of an Underlying Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by an Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with an Underlying Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to an Underlying Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style.

Mortgage-backed and Asset-backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause an Underlying Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by an Underlying Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of an Underlying Portfolio receiving payments of principal or interest may be substantially limited.

Portfolio Turnover Risk. The investment techniques and strategies utilized by the Underlying Portfolios might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Underlying Portfolios’ transaction costs, which can adversely affect the returns on the Portfolio’s investments in those Underlying Portfolios.

Derivatives Risk. An Underlying Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase an Underlying Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase an Underlying Portfolio’s volatility and may require the Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd — 2009	12.98%
Lowest Quarter	4th — 2008	-14.23%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns MetLife Moderate Strategy Portfolio	1 Year	5 Years	Since Inception		Inception Date
Class A	0.17%	2.31%	4.50%		May 2, 2005
Class B	(0.12%)	2.04%	3.99%		Nov 4, 2004
Dow Jones Moderate Index (reflects no deduction for mutual fund fees and expenses)	0.28%	2.83%	5.45%	[1]
[1]	Index performance is from 11-4-04.

MFS Emerging Markets Equity Portfolio
MFS® Emerging Markets Equity Portfolio PORTFOLIO SUMMARY:
Investment Objective
Capital appreciation.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MFS Emerging Markets Equity Portfolio (USD $)	Class A	Class B
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses MFS Emerging Markets Equity Portfolio	Class A	Class B
Management Fee	0.92%	0.92%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.09%	1.34%

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example MFS Emerging Markets Equity Portfolio (USD $)	Class A	Class B
1 Year	112	137
3 Years	348	427
5 Years	604	738
10 Years	1,334	1,621

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 40.4% of the average value of its portfolio.

Principal Investment Strategies

Massachusetts Financial Services Company (“MFS”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in equity securities of issuers that are tied economically to emerging market countries. Equity securities include common stocks, preferred stocks, and depositary receipts for those securities. Emerging market countries may include countries determined to have emerging market economies, taking into account a number of factors, including whether a particular country has a low-to-middle economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s foreign currency debt rating, its political and economic stability, and the development of its financial and capital markets. Emerging markets countries include countries located in Latin America, Asia, Africa, the Middle East, and the developing countries of Europe, primarily Eastern Europe. The Portfolio may invest in companies of any size. MFS may invest a relatively large percentage of the Portfolio’s assets in a single issuer or a small number of issuers.

MFS may invest a large percentage of the Portfolio’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS uses a bottom-up investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their current financial condition and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Focused Investment Risk. Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd — 2009	30.41%
Lowest Quarter	3rd — 2008	-30.51%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns MFS Emerging Markets Equity Portfolio	1 Year	5 Years	Since Inception	Inception Date
Class A	(18.42%)	0.89%	1.84%	May 1, 2006
Class B	(18.70%)	0.63%	1.56%	May 1, 2006
MSCI Emerging Markets (EM) Index (reflects no deduction for mutual fund fees and expenses)	(18.42%)	2.40%	3.87%

MFS Research International Portfolio
MFS® Research International Portfolio PORTFOLIO SUMMARY:
Investment Objective
Capital appreciation.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MFS Research International Portfolio (USD $)	Class A	Class B	Class E
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses MFS Research International Portfolio		Class A	Class B	Class E
Management Fee		0.68%	0.68%	0.68%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.15%
Other Expenses		0.09%	0.09%	0.09%
Total Annual Portfolio Operating Expenses Before Fee Waiver		0.77%	1.02%	0.92%
Contractual Fee Waiver	[1]	0.06%	0.06%	0.06%
Total Annual Portfolio Operating Expenses After Fee Waiver		0.71%	0.96%	0.86%
[1]	MetLife Advisers, LLC has contractually agreed, for the period April 30, 2012 through April 30, 2013, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.70% of the first $500 million of the Portfolio's average daily net assets and to the annual rate of 0.55% of the Portfolio's average daily net assets over $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that all fee waivers remain in effect only for the period ending April 30, 2013. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example MFS Research International Portfolio (USD $)	Class A	Class B	Class E
1 Year	73	98	88
3 Years	241	320	289
5 Years	423	560	505
10 Years	951	1,247	1,130

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 39.3% of the average value of its portfolio.

Principal Investment Strategies

Massachusetts Financial Services Company (“MFS”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily in foreign equity securities, including emerging market equity securities. Equity securities include common stocks, preferred stocks, and depositary receipts for those securities.

The Portfolio may invest a relatively large percentage of its assets in issuers in a single country, a small number of countries, or a particular geographic region.

In selecting investments for the Portfolio, MFS is not constrained to any particular investment style. MFS may invest the Portfolio’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. The Portfolio may invest in companies of any size.

A team of investment research analysts selects investments for the Portfolio. MFS allocates the Portfolio’s assets to analysts by broad market sectors.

MFS uses a bottom-up investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their current financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Focused Investment Risk. Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of two broad-based securities market indices. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Descriptions” in the Prospectus. It is not possible to invest directly in an index.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd — 2009	23.82%
Lowest Quarter	4th — 2008	-20.45%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns MFS Research International Portfolio	1 Year	5 Years	10 Years
Class A	(10.44%)	(2.85%)	6.03%
Class B	(10.71%)	(3.10%)	5.77%
Class E	(10.62%)	(3.00%)	5.88%
MSCI EAFE (Europe, Australasia, Far East) Index (Indices reflect no deduction for mutual fund fees and expenses)	(12.14%)	(4.72%)	4.67%
MSCI AC World (ex-U.S.) Index (Indices reflect no deduction for mutual fund fees and expenses)	(13.71%)	(2.92%)	6.31%

PIMCO Inflation Protected Bond Portfolio
PIMCO Inflation Protected Bond Portfolio PORTFOLIO SUMMARY:
Investment Objective
Maximum real return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PIMCO Inflation Protected Bond Portfolio (USD $)	Class A	Class B	Class E
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses PIMCO Inflation Protected Bond Portfolio	Class A	Class B	Class E
Management Fee	0.47%	0.47%	0.47%
Distribution and/or Service (12b-1) Fees	none	0.25%	0.15%
Other Expenses	0.04%	0.04%	0.04%
Interest Expense	0.01%	0.01%	0.01%
All Other Expenses	0.03%	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.51%	0.76%	0.66%

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example PIMCO Inflation Protected Bond Portfolio (USD $)	Class A	Class B	Class E
1 Year	52	78	68
3 Years	164	244	212
5 Years	286	424	369
10 Years	642	945	825

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 458.1% of the average value of its portfolio.

Principal Investment Strategies

Pacific Investment Management Company LLC (“PIMCO”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for All Urban Consumers (“CPI-U”) as the inflation measure. For more information about the CPI-U, please see “Investment Strategies and Risks” in the Statement of Additional Information. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. The effective portfolio duration of the Portfolio normally will vary within (plus or minus) three years of the duration of the Barclays U.S. TIPS Index.

Principal investments may include inflation-indexed bonds and securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; bank capital and trust preferred securities; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements’ debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales to a significant extent.

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (commonly called “junk bonds”) rated B or higher by Moody’s Investors Service, Inc. or equivalently rated by Standard & Poor’s Ratings Services or Fitch, Inc., or, if unrated, determined to be of comparable quality. The Portfolio also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. Foreign currency exposure (from non-U.S. dollar denominated securities or currencies) normally will be limited to 20% of the Portfolio’s total assets. The Portfolio may also invest up to 10% of its total assets in preferred stocks.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques such as buy backs or dollar rolls.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Credit and Counterparty Risk. The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Interest Rate Risk. The value of the Portfolio’s investments in fixed income securities may decline when prevailing nominal interest rates rise or increase when nominal interest rates go down. The nominal interest rate is considered the sum of a real interest rate and an expected inflation rate. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including Treasury Inflation-Protected Securities, may experience greater losses than other fixed income securities with similar durations.

TIPS and Inflation-Linked Bonds Risk. The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including Treasury Inflation Protected Securities, may experience greater losses than other fixed income securities with similar durations.

Mortgage-backed and Asset-backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

Short Sale and Short Position Risk. The Portfolio will incur a loss from a short sale or short position if the value of the security sold short or the reference instrument, in the case of a short position, increases after the time the Portfolio entered into the short sale or short position. Short sales and short positions generally involve a form of leverage, which can exaggerate a Portfolio’s losses, and short positions also may involve credit and counterparty risk. A Portfolio that engages in a short sale or short position may lose more money than the actual cost of the short sale or short position and its potential losses may be unlimited if the Portfolio does not own the security sold short or the reference instrument and it is unable to close out of the short sale or short position. Any gain from a short sale or short position will be offset in whole or in part by the transaction costs associated with the short sale or short position.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk. Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value or yield of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price or expected yield before the securities are actually issued or delivered. These investments may create a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Mortgage Dollar Roll Transactions Risk. Mortgage dollar roll transactions are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price. In addition, the Portfolio may incur higher expenses if its mortgage dollar roll transactions lead to higher portfolio turnover. These transactions also may subject the Portfolio to a form of investment leverage.

Convertible Securities Risk. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Portfolio.

Repurchase Agreement Risk. Repurchase agreements are subject to credit and counterparty risk. In the event a counterparty defaults, becomes insolvent or otherwise becomes unable or unwilling to honor its obligation to the Portfolio, the Portfolio may incur delays or restrictions on its ability to dispose of the underlying securities and lose all or a part of the income from the repurchase agreement.

Portfolio Turnover Risk. The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	1st — 2009	7.35%
Lowest Quarter	4th — 2008	-6.13%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns PIMCO Inflation Protected Bond Portfolio	1 Year	5 Years	Since Inception		Inception Date
Class A	11.48%	8.13%	6.61%		May 1, 2003
Class B	11.14%	7.84%	6.34%		May 1, 2003
Class E	11.18%	7.95%	7.30%		May 1, 2006
Barclays U.S. TIPS Index (reflects no deduction for mutual fund fees and expenses)	13.56%	7.95%	6.56%	[1]
[1]	Index performance is from 5-1-03.

PIMCO Total Return Portfolio
PIMCO Total Return Portfolio PORTFOLIO SUMMARY:
Investment Objective
Maximum total return, consistent with the preservation of capital and prudent investment management.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PIMCO Total Return Portfolio (USD $)	Class A	Class B	Class E
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses PIMCO Total Return Portfolio	Class A	Class B	Class E
Management Fee	0.48%	0.48%	0.48%
Distribution and/or Service (12b-1) Fees	none	0.25%	0.15%
Other Expenses	0.03%	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.51%	0.76%	0.66%

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example PIMCO Total Return Portfolio (USD $)	Class A	Class B	Class E
1 Year	52	78	68
3 Years	164	244	212
5 Years	286	424	369
10 Years	642	945	825

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 515.8% of the average value of its portfolio.

Principal Investment Strategies

Pacific Investment Management Company LLC (“PIMCO”), subadviser to the Portfolio, invests, under normal circumstances, at least 65% of the Portfolio’s total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The average portfolio duration of the Portfolio normally varies within two years (plus or minus) of the duration of the Barclays U.S. Aggregate Bond Index.

Principal investments include securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; bank capital and trust preferred securities; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements’ debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities.

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (commonly called “junk bonds”) rated B or higher by Moody’s Investors Service, Inc. or equivalently rated by Standard & Poor’s Ratings Services or Fitch, Inc., or if unrated, determined to be of comparable quality. The Portfolio also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Portfolio’s total assets. The Portfolio may invest up to 10% of its total assets in preferred stock, convertible securities and other equity related securities.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales to a significant extent. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Credit and Counterparty Risk. The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Interest Rate Risk. The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

TIPS and Inflation-Linked Bonds Risk. The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including Treasury Inflation Protected Securities, may experience greater losses than other fixed income securities with similar durations.

Mortgage-backed and Asset-backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

Short Sale and Short Position Risk. The Portfolio will incur a loss from a short sale or short position if the value of the security sold short or the reference instrument, in the case of a short position, increases after the time the Portfolio entered into the short sale or short position. Short sales and short positions generally involve a form of leverage, which can exaggerate a Portfolio’s losses, and short positions also may involve credit and counterparty risk. A Portfolio that engages in a short sale or short position may lose more money than the actual cost of the short sale or short position and its potential losses may be unlimited if the Portfolio does not own the security sold short or the reference instrument and it is unable to close out of the short sale or short position. Any gain from a short sale or short position will be offset in whole or in part by the transaction costs associated with the short sale or short position.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk. Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value or yield of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price or expected yield before the securities are actually issued or delivered. These investments may create a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Mortgage Dollar Roll Transactions Risk. Mortgage dollar roll transactions are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price. In addition, the Portfolio may incur higher expenses if its mortgage dollar roll transactions lead to higher portfolio turnover. These transactions also may subject the Portfolio to a form of investment leverage.

Portfolio Turnover Risk. The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Convertible Securities Risk. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Portfolio.

Repurchase Agreement Risk. Repurchase agreements are subject to credit and counterparty risk. In the event a counterparty defaults, becomes insolvent or otherwise becomes unable or unwilling to honor its obligation to the Portfolio, the Portfolio may incur delays or restrictions on its ability to dispose of the underlying securities and lose all or a part of the income from the repurchase agreement.

Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd — 2009	6.86%
Lowest Quarter	3rd — 2008	-2.99%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns PIMCO Total Return Portfolio	1 Year	5 Years	10 Years
Class A	3.42%	7.58%	6.43%
Class B	3.17%	7.30%	6.17%
Class E	3.37%	7.42%	6.28%
Barclays U.S. Aggregate Bond Index (reflects no deduction for mutual fund fees and expenses)	7.84%	6.50%	5.78%

Pioneer Fund Portfolio
Pioneer Fund Portfolio PORTFOLIO SUMMARY:
Investment Objectives
Reasonable income and capital growth.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Pioneer Fund Portfolio (USD $)	Class A	Class B
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses Pioneer Fund Portfolio		Class A	Class B
Management Fee		0.64%	0.64%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.05%	0.05%
Total Annual Portfolio Operating Expenses		0.69%	0.94%
Contractual Fee Waiver	[1]	0.01%	0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver		0.68%	0.93%
[1]	MetLife Advisers, LLC has contractually agreed, for the period April 30, 2012 through April 30, 2013, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.675% of the first $200 million of the Portfolio's average daily net assets, plus 0.625% of such assets over $200 million up to $500 million, plus 0.600% of such assets over $500 million up to $1 billion, plus 0.575% of such assets over $1 billion up to $2 billion, plus 0.550% of such assets over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that all fee waivers remain in effect only for the period ending April 30, 2013. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Pioneer Fund Portfolio (USD $)	Class A	Class B
1 Year	70	95
3 Years	220	300
5 Years	384	521
10 Years	860	1,158

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 19.8% of the average value of its portfolio.

Principal Investment Strategies

Pioneer Investment Management, Inc. ("Pioneer"), subadviser to the Portfolio, invests the Portfolio's assets, under normal circumstances, in a broad group of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The Portfolio invests predominantly in equity securities. Equity securities include common stocks, convertible debt, depositary receipts, warrants, rights, preferred stocks, equity interests in real estate investment trusts ("REITs") and exchange-traded funds ("ETFs") that invest primarily in equity securities. The Portfolio may invest up to 20% of its net assets in REITs. The Portfolio may invest up to 20% of its total assets in non-U.S. issuers.

Pioneer uses a value approach to select the Portfolio's investments. Pioneer seeks securities that it believes are selling at reasonable prices or substantial discounts to their underlying values and holds these securities until the market values reflect their intrinsic values. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market timing strategies. Factors that Pioneer uses in selecting investments include, but are not limited to:

■	favorable expected returns relative to perceived risk

■	above average potential for earnings and revenue growth

■	a sustainable competitive advantage (e.g., brand name, customer base, proprietary technology, economies of scale)

■	potential to provide reasonable income

■	low market valuations relative to earnings forecast, book value, cash flow and sales

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objectives. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Real Estate Investment Risk. Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

Investment Company and Exchange Traded Fund Risk. An investment in an investment company or ETF involves substantially the same risks as investing directly in the underlying securities. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities.

Convertible Securities Risk. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Portfolio.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The performance shown below is the performance of the Portfolio’s Class A shares. The historical performance shown for the Portfolio’s Class A shares prior to May 1, 2006 is the performance of the Portfolio’s predecessor fund managed by Pioneer using the same investment objective and strategy as the Portfolio.

The bar chart below shows you the performance of the Portfolio’s Class A shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd — 2009	14.10%
Lowest Quarter	4th — 2008	-20.24%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns Pioneer Fund Portfolio	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	(4.55%)	(0.62%)	1.35%
Class B	(4.87%)			14.82%	Apr 28, 2009
S&P 500 Index (reflects no deduction for mutual fund fees and expenses)	2.11%	(0.25%)	2.92%

Pioneer Strategic Income Portfolio
Pioneer Strategic Income Portfolio PORTFOLIO SUMMARY:
Investment Objective
A high level of current income.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Pioneer Strategic Income Portfolio (USD $)	Class A	Class E
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses Pioneer Strategic Income Portfolio	Class A	Class E
Management Fee	0.58%	0.58%
Distribution and/or Service (12b-1) Fees	none	0.15%
Other Expenses	0.06%	0.06%
Total Annual Portfolio Operating Expenses	0.64%	0.79%

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Pioneer Strategic Income Portfolio (USD $)	Class A	Class E
1 Year	66	81
3 Years	205	253
5 Years	358	440
10 Years	800	981

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 29.7% of the average value of its portfolio.

Principal Investment Strategies

Pioneer Investment Management, Inc. ("Pioneer"), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio's net assets in debt securities. The Portfolio has the flexibility to invest in a broad range of issuers and segments of the debt securities market. Pioneer allocates the Portfolio's investments among the following three segments of the debt markets:

■	Below investment grade (high yield) securities of U.S. and non-U.S. issuers;

■	Investment grade securities of U.S. issuers; and

■	Investment grade securities of non-U.S. issuers.

Pioneer's allocations among these segments of the debt markets depend upon its outlook for economic, interest rate and political trends.

The Portfolio invests primarily in:

■	Debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or non-U.S. governmental entities;

■	Debt securities of U.S. and non-U.S. corporate issuers, including convertible debt; and

■	Mortgage-related securities, including sub-prime mortgages, and asset-backed securities.

The Portfolio invests in securities with a broad range of maturities. Depending upon Pioneer's allocation among market segments, up to 70% of the Portfolio's total assets may be in high yield debt securities (commonly called "junk bonds") rated below investment grade at the time of purchase or determined to be of equivalent quality by Pioneer. Up to 20% of the Portfolio's total assets may be invested in debt securities rated below CCC by Standard & Poors Ratings Services or the equivalent by another nationally recognized statistical rating organization or determined to be of equivalent credit quality by Pioneer.

Depending upon Pioneer's allocation among market segments, up to 85% of the Portfolio's total assets may be in debt securities of non-U.S. corporate and governmental issuers, including debt securities of corporate and governmental issuers in emerging markets. Non-U.S. investments include securities issued by non-U.S. governments, banks or corporations and certain supranational organizations, such as the World Bank and the European Union.

Pioneer considers both broad economic and issuer specific factors in selecting securities designed to achieve the Portfolio's investment objective. In assessing the appropriate maturity, rating, sector and country weightings of the Portfolio's securities, Pioneer considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation, Federal Reserve monetary policy and the relative value of the U.S. dollar compared to other currencies. Once Pioneer determines the preferable portfolio characteristics, Pioneer selects individual securities based upon the terms of the securities (such as yield compared to U.S. Treasuries or comparable issues), liquidity and rating, sector and issuer diversification. Pioneer also employs fundamental research to assess an issuer's credit quality, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment and management ability. In making these portfolio decisions, Pioneer relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research.

Debt securities in which the Portfolio invests may include floating rate loans, Treasury Inflation Protected Securities (“TIPS”) and other inflation linked debt securities. The Portfolio’s investments in floating rate loans of domestic and foreign borrowers and other direct indebtedness may not exceed 15% of its net assets. The Portfolio may also invest up to 20% of its net assets in all types of equity securities.

The Portfolio may, but is not required to, use futures and options on securities, indices and currencies, forward foreign currency exchange contracts and other derivatives. The Portfolio may use derivatives, such as credit default swaps and U.S. Treasury Futures, for a variety of purposes, including: as a hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to increase the Portfolio's return as a non-hedging strategy that may be considered speculative; and to manage portfolio characteristics.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Interest Rate Risk. The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Mortgage-backed and Asset-backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

Bank Loan Risk. Investments in bank loans expose the Portfolio to interest rate risk and the credit and counterparty risk of the underlying borrowers of those loans. No active trading market may exist for certain loans. Moreover, adverse market conditions may impair the liquidity of some actively traded loans. The Portfolio may have difficulty valuing and selling bank loans that are illiquid or are less actively traded. Bank loans are also subject to the risk that issuers will prepay the principal more quickly than expected, which could cause the Portfolio to reinvest the repaid principal in investments with lower yields, thereby exposing the Portfolio to a lower rate of return. The Portfolio’s investments in below investment grade loans and other debt securities expose the Portfolio to greater market risk and credit and counterparty risk than a portfolio that invests only in investment grade loans and debt securities. Lower rated securities also may be subject to greater price volatility than higher rated investments.

Convertible Securities Risk. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Portfolio.

Credit Default Swap Risk. Credit default swaps may increase credit and counterparty risk (depending on whether the Portfolio is the buyer or seller of the swaps), and they may in some cases be illiquid. Credit default swaps also may be difficult to trade or value, especially in the event of market disruptions. Credit default swap transactions in which the Portfolio is the seller may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

TIPS and Inflation-Linked Bonds Risk. The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including Treasury Inflation Protected Securities, may experience greater losses than other fixed income securities with similar durations.

Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The performance shown below is the performance of the Portfolio’s Class A shares. The historical performance shown for the Portfolio’s Class A shares prior to May 1, 2006 is the performance of the Portfolio’s predecessor funds managed by Pioneer using the same investment objective and strategy as the Portfolio.

The bar chart below shows you the performance of the Portfolio’s Class A shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index. Effective June 30, 2003, Pioneer became the subadviser to the predecessor fund. Information prior to that date is attributable to the predecessor fund’s former investment subadviser.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd — 2009	13.85%
Lowest Quarter	4th — 2008	-8.83%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns Pioneer Strategic Income Portfolio	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	3.63%	8.05%	8.59%
Class E	3.46%			8.49%	Apr 28, 2008
Barclays U.S. Universal Index (reflects no deduction for mutual fund fees and expenses)	7.40%	6.39%	6.01%

RCM Technology Portfolio
RCM Technology Portfolio PORTFOLIO SUMMARY:
Investment Objective
Capital appreciation; no consideration is given to income.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees RCM Technology Portfolio (USD $)	Class A	Class B	Class E
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses RCM Technology Portfolio	Class A	Class B	Class E
Management Fee	0.88%	0.88%	0.88%
Distribution and/or Service (12b-1) Fees	none	0.25%	0.15%
Other Expenses	0.07%	0.07%	0.07%
Total Annual Portfolio Operating Expenses	0.95%	1.20%	1.10%

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example RCM Technology Portfolio (USD $)	Class A	Class B	Class E
1 Year	97	123	113
3 Years	304	383	352
5 Years	528	663	609
10 Years	1,171	1,461	1,346

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 172.1% of the average value of its portfolio.

Principal Investment Strategies

RCM Capital Management LLC (“RCM”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s assets in common stocks of companies which utilize new, creative or different, or “innovative,” technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Portfolio identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor’s (for example, companies classified as “Information Technology” companies) and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale, use and/or service of technological products or services. Although the Portfolio emphasizes companies which utilize technologies, it is not required to invest exclusively in companies in a particular business sector or industry.

RCM selects stocks for the Portfolio using a “growth” style. RCM seeks to identify technology-related companies with well-defined “wealth creating” characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, RCM seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems.

The Portfolio may invest a portion of its assets in the securities of smaller capitalization companies and may invest in initial public offerings (“IPOs”). The Portfolio may invest up to 50% of its assets in foreign equity securities, including American Depositary Receipts and emerging market countries.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Portfolio Turnover Risk. The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

Technology Sector Risk. Because the Portfolio concentrates its investments in companies which utilize innovative technologies, it is subject to risks particularly affecting those companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories.

Focused Investment Risk. Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly. Because the Portfolio concentrates its investments in companies that utilize innovative technologies, it is subject to risk particularly affecting those companies.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of two broad-based securities market indices. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Descriptions” in the Prospectus. It is not possible to invest directly in an index. Effective January 14, 2005, RCM became the subadviser. Investment performance prior to that date is attributable to the Portfolio’s former investment subadviser.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd — 2009	21.76%
Lowest Quarter	3rd — 2002	-34.81%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns RCM Technology Portfolio	1 Year	5 Years	10 Years
Class A	(9.80%)	6.21%	1.72%
Class B	(9.89%)	5.97%	1.50%
Class E	(9.98%)	6.06%	1.59%
NASDAQ Composite Index (Indices reflect no deduction for mutual fund fees and expenses)	(1.80%)	1.52%	2.94%
S&P North American Technology Sector Index (Indices reflect no deduction for mutual fund fees and expenses)	(0.88%)	3.84%	2.44%

Rainier Large Cap Equity Portfolio
Rainier Large Cap Equity Portfolio PORTFOLIO SUMMARY:
Investment Objective
Maximize long-term capital appreciation.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Rainier Large Cap Equity Portfolio (USD $)	Class A	Class B
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses Rainier Large Cap Equity Portfolio		Class A	Class B
Management Fee		0.66%	0.66%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.03%	0.03%
Total Annual Portfolio Operating Expenses Before Fee Waiver		0.69%	0.94%
Contractual Fee Waiver	[1]	0.01%	0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver		0.68%	0.93%
[1]	MetLife Advisers, LLC has contractually agreed, for the period April 30, 2012 through April 30, 2013, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.650% of the Portfolio's average daily net assets over $150 million up to $500 million and to the annual rate of 0.625% of the Portfolio's average daily net assets over $500 million up to $1 billion. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that all fee waivers remain in effect only for the period ending April 30, 2013. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Rainier Large Cap Equity Portfolio (USD $)	Class A	Class B
1 Year	70	95
3 Years	220	300
5 Years	384	521
10 Years	860	1,158

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 87.6% of the average value of its portfolio.

Principal Investment Strategies

Rainier Investment Management, Inc. (“Rainier”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily (at least 80% of the Portfolio’s assets) in the common stock of large capitalization companies traded in the U.S. with prospects of strong earnings growth and attractive overall business fundamentals, selling at attractive valuations. Rainier considers large capitalization companies to be those with market capitalizations of at least $3 billion at the time of investment. The Portfolio may invest in common stock of companies of all sizes, including small capitalization companies. Investments in companies with market capitalization below $3 billion will normally comprise 20% or less of the Portfolio. The Portfolio will normally be invested in approximately 75 to 150 securities. The Portfolio may invest up to 25% of its assets in foreign securities. Currently Rainier intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts.

Rainier refers to its stock selection philosophy as Growth at a Reasonable Price (“GARP”). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. The Portfolio is diversified over a broad cross-section of economic sectors and industries. To help control risk, Rainier compares the Portfolio’s economic sector weightings to a broad index, such as the S&P 500 Index, and normally avoids extreme overweighting or underweighting relative to that Index.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in this Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of two broad-based securities market indices. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Descriptions” in the Prospectus. It is not possible to invest directly in an index.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	3rd — 2009	14.41%
Lowest Quarter	4th — 2008	-24.41%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns Rainier Large Cap Equity Portfolio	1 Year	Since Inception	Inception Date
Class A	(3.54%)	(5.06%)	Nov 1, 2007
Class B	(3.84%)	(5.31%)	Nov 1, 2007
Russell 1000 Index (Indices reflect no deduction for mutual fund fees and expenses)	1.50%	(2.54%)
Russell 1000 Growth Index (Indices reflect no deduction for mutual fund fees and expenses)	2.64%	(0.70%)

SSgA Growth ETF Portfolio
SSgA Growth ETF Portfolio PORTFOLIO SUMMARY:
Investment Objective
Growth of capital.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”) but do reflect the fees and expenses of the investment companies known as exchange-traded funds in which the Portfolio invests (the “Underlying ETFs”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SSgA Growth ETF Portfolio (USD $)	Class A	Class B	Class E
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses SSgA Growth ETF Portfolio	Class A	Class B	Class E
Management Fee	0.32%	0.32%	0.32%
Distribution and/or Service (12b-1) Fees	none	0.25%	0.15%
Other Expenses	0.03%	0.03%	0.03%
Acquired Fund Fees and Expenses	0.24%	0.24%	0.24%
Total Annual Portfolio Operating Expenses	0.59%	0.84%	0.74%

As an investor in an Underlying ETF, the Portfolio bears its pro-rata portion of the operating expenses of that Underlying ETF, including such Underlying ETF’s management fee. The percentage shown for Acquired Fund Fees and Expenses (Expenses of Underlying ETFs and Other Investment Companies) shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the relevant Underlying ETFs during the last fiscal year.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the Underlying ETFs and other investment companies, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example SSgA Growth ETF Portfolio (USD $)	Class A	Class B	Class E
1 Year	60	86	76
3 Years	190	269	237
5 Years	330	468	413
10 Years	740	1,040	921

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 35.3% of the average value of its portfolio.

Principal Investment Strategies
SSgA Funds Management, Inc. (“SSgA FM”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in Underlying ETFs. The Portfolio allocates its assets among various asset classes. SSgA FM establishes specific investment percentages for the asset classes and then selects the Underlying ETFs in which the Portfolio invests.
The Portfolio invests a significant portion of its assets in Underlying ETFs that invest primarily in the U.S. and international equity markets with moderate allocations to Underlying ETFs that invest primarily in fixed income securities considered to reduce portfolio volatility in difficult market environments. This model may be appropriate for investors with above-average risk tolerance.
In an effort to achieve its investment objective and reduce portfolio volatility over an intermediate-term cycle, equity investments are allocated across a range of asset classes, which can include, but are not limited to: large, mid and small cap, real estate investment trust (“REIT”), and foreign developed and emerging market securities. Allocations to fixed income asset classes may include inflation protected government (both U.S. and foreign), investment grade corporate and high-yield funds.
In addition, the Portfolio may invest in other asset classes (e.g., commodities) through exchange traded investment vehicles.
The following chart describes the strategic target allocations, as of April 30, 2012, among the range of equities, fixed income and cash/money market securities for the Portfolio. You should note that these percentages may not directly correspond to investment in the Underlying ETFs because each Underlying ETF may contain various subsets of an asset class (e.g., large cap and mid cap equity securities), and the percentages are subject to review and modification by SSgA FM.

In addition to investing in Underlying ETFs, the Portfolio may invest in other exchange traded vehicles such as exchange traded notes and exchange traded grantor trusts.

		Target
Asset Class		Allocation
Equities	80%
U.S. Large Cap		35%
U.S. Mid Cap		5%
U.S. Small Cap		5%
International Equity		20%
International Small Cap		3%
Emerging Market Equity		7%
Real Estate Investment Trusts		3%
International Real Estate Investment Trusts		2%
Fixed Income	18%
U.S. Fixed Income		10%
High Yield		5%
Treasury Inflation-Protected Securities		3%
Cash/Cash Equivalents	2%

Although the Portfolio will invest new assets and reinvest dividends based on the target allocations at such time, the Portfolio’s allocations could change substantially over time as the Underlying ETFs’ asset values change due to market movements and portfolio management decisions.

The Portfolio currently seeks to achieve capital growth through its investments in Underlying ETFs that invest primarily in equity securities of large U.S. and foreign companies.

The Portfolio currently seeks to reduce portfolio volatility through its investments in Underlying ETFs that invest primarily in domestic investment-grade fixed income securities.

Model allocations are reviewed by SSgA FM’s Asset Allocation group at least monthly and will be adjusted as the market and economic outlook changes. Generally, any changes among asset classes will be within a range of plus or minus 5 percentage points per asset class per quarter; however, SSgA FM may at times make larger allocation changes if it believes market conditions warrant a larger change. SSgA FM reserves the right to replace Underlying ETFs or other securities in its asset allocation model at any time, although such changes would generally be the result of a change in the asset allocation with respect to an asset class.

Although the Portfolio currently invests primarily in Underlying ETFs, it may also invest in other types of securities, including open-end investment companies such as high yield bond funds and cash equivalents such as money market funds or repurchase agreements. In addition, SSgA FM may choose to achieve a targeted allocation to cash by entering into repurchase agreements, directly purchasing money market instruments, or purchasing Underlying ETFs that invest in cash securities.

For additional information about the Portfolio’s investment strategies and the actual allocation percentages of the Portfolio’s investments in the Underlying ETFs as of the end of the prior quarter, please see “Additional Information About the Portfolio’s Investment Strategies” in this Prospectus.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Direct risks of investing in the Portfolio include:

Performance Risk. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying ETFs may be adversely affected if the Underlying ETFs are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying ETF that performs poorly, including relative to other Underlying ETFs.

Asset Allocation Risk. The Portfolio’s ability to achieve its investment objective depends upon SSgA FM’s analysis of various factors and SSgA FM’s ability to select the appropriate mix of asset classes based on its analysis of such factors, which may prove incorrect. The Portfolio may experience losses or poor relative performance if SSgA FM allocates a significant portion of the Portfolio’s assets to an asset class that does not perform as SSgA FM anticipated, including relative to other asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying ETFs) include:

Market Risk. An Underlying ETF’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying ETF.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying ETF may outperform or underperform other funds that employ a different investment style.

Credit and Counterparty Risk. The value of an Underlying ETF’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by an Underlying ETF fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with an Underlying ETF files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to an Underlying ETF.

Interest Rate Risk. The value of an Underlying ETF’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on an Underlying ETF’s investments in fixed income securities may decline when prevailing interest rates decline.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Commodities Risk. Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodities and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Portfolio Turnover Risk. The investment techniques and strategies utilized by the Underlying ETFs might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Underlying ETFs’ transaction costs, which can adversely affect the returns on the Portfolio’s investments in those Underlying ETFs.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index. Effective September 2, 2008, SSgA FM became the subadviser. Investment performance prior to that date is attributable to the Portfolio’s former investment subadviser.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd — 2009	18.61%
Lowest Quarter	4th — 2008	-17.39%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns SSgA Growth ETF Portfolio	1 Year	5 Years	Since Inception		Inception Date
Class A	(1.87%)	0.68%	1.84%		May 1, 2006
Class B	(2.13%)	0.42%	2.77%		Oct 3, 2005
Class E	(1.99%)	0.52%	1.69%		May 1, 2006
MSCI ACWI (All Country World Index) (reflects no deduction for mutual fund fees and expenses)	(7.35%)	(1.93%)	2.03%	[1]
[1]	Index performance is from 10-3-05.

SSgA Growth and Income ETF Portfolio
SSgA Growth and Income ETF Portfolio PORTFOLIO SUMMARY:
Investment Objectives
Growth of capital and income.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”) but do reflect the fees and expenses of the investment companies known as exchange-traded funds in which the Portfolio invests (the “Underlying ETFs”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees(fees paid directly from your investment)
Shareholder Fees SSgA Growth and Income ETF Portfolio (USD $)	Class A	Class B	Class E
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Portfolio Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses SSgA Growth and Income ETF Portfolio	Class A	Class B	Class E
Management Fee	0.31%	0.31%	0.31%
Distribution and/or Service (12b-1) Fees	none	0.25%	0.15%
Other Expenses	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses	0.21%	0.21%	0.21%
Total Annual Portfolio Operating Expenses	0.53%	0.78%	0.68%

As an investor in an Underlying ETF, the Portfolio bears its pro-rata portion of the operating expenses of that Underlying ETF, including such Underlying ETF’s management fee. The percentage shown for Acquired Fund Fees and Expenses (Expenses of Underlying ETFs and Other Investment Companies) shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the relevant Underlying ETFs during the last fiscal year.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the Underlying ETFs and other investment companies, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example SSgA Growth and Income ETF Portfolio (USD $)	Class A	Class B	Class E
1 Year	54	80	70
3 Years	170	250	218
5 Years	297	435	380
10 Years	666	969	849

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 36.3% of the average value of its portfolio.

Principal Investment Strategies

SSgA Funds Management, Inc. ("SSgA FM"), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio's net assets in Underlying ETFs. The Portfolio allocates its assets among various asset classes. SSgA FM establishes specific investment percentages for the asset classes and then selects the Underlying ETFs in which the Portfolio invests.

The Portfolio is managed for total return and invests a significant portion of its assets in Underlying ETFs that invest in U.S. equity and fixed income securities. This model may be appropriate for investors with an average risk tolerance.

In an effort to achieve its investment objective and reduce portfolio volatility over an intermediate-term cycle, the Portfolio's equity investments may be allocated across a range of asset classes which can include, but are not limited to: large, mid and small cap, real estate investment trust ("REIT"), and foreign developed and emerging market equity funds, with fixed income allocations to government, inflation protected government (both U.S. and foreign), investment-grade corporate and high-yield funds.

In addition, the Portfolio may invest in other asset classes (e.g., commodities) through exchange traded investment vehicles.

The following chart describes the strategic target allocations, as of April 30, 2012, among the range of equities, fixed income and cash/money market securities for the Portfolio. You should note that these percentages may not directly correspond to investment in the Underlying ETFs because each Underlying ETF may contain various subsets of an asset class (e.g., large cap and mid cap equity securities), and the percentages are subject to review and modification by SSgA FM.

In addition to investing in Underlying ETFs, the Portfolio may invest in other exchange traded vehicles such as exchanged traded notes and exchange traded grantor trusts.

Asset Class		Target Allocation
Equities	60%
U.S. Large Cap		30%
U.S. Mid Cap		2%
U.S. Small Cap		3%
International Equity		13%
International Small Cap		2%
Emerging Market Equity		5%
Real Estate Investment Trusts		3%
International Real Estate Investment Trusts		2%
Fixed Income	38%
U.S. Fixed Income		23%
High Yield		10%
Treasury Inflation-Protected Securities		5%
Cash/Cash Equivalents	2%

Although the Portfolio will invest new assets and reinvest dividends based on the target allocations at such time, the Portfolio's allocations could change substantially over time as the Underlying ETFs' asset values change due to market movements and portfolio management decisions.

The Portfolio currently seeks to achieve capital growth through its investments in Underlying ETFs that invest primarily in equity securities of large U.S. and foreign companies.

The Portfolio currently seeks to achieve current income through its investments in Underlying ETFs that invest primarily in domestic investment-grade fixed income securities.

Model allocations are reviewed by SSgA FM's Asset Allocation group at least monthly and will be adjusted as the market and economic outlook changes. Generally, any changes among asset classes will be within a range of plus or minus 5 percentage points per asset class per quarter; however, SSgA FM may at times make larger allocation changes if it believes market conditions warrant a larger change. SSgA FM reserves the right to replace Underlying ETFs or other securities in its asset allocation model at any time, although such changes would generally be the result of a change in the asset allocation with respect to an asset class.

Although the Portfolio currently invests primarily in Underlying ETFs, it may also invest in other types of securities, including open-end investment companies such as high yield bond funds and cash equivalents such as money market funds or repurchase agreements. In addition, SSgA FM may choose to achieve a targeted allocation to cash by entering into repurchase agreements, directly purchasing money market instruments, or purchasing Underlying ETFs that invest in cash securities.

For additional information about the Portfolio's investment strategies and the actual allocation percentages of the Portfolio's investments in the Underlying ETFs as of the end of the prior quarter, please see "Additional Information About the Portfolio's Investment Strategies" in this Prospectus.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Direct risks of investing in the Portfolio include:

Performance Risk. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying ETFs may be adversely affected if the Underlying ETFs are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying ETF that performs poorly, including relative to other Underlying ETFs.

Asset Allocation Risk. The Portfolio’s ability to achieve its investment objective depends upon SSgA FM’s analysis of various factors and SSgA FM’s ability to select the appropriate mix of asset classes based on its analysis of such factors, which may prove incorrect. The Portfolio may experience losses or poor relative performance if SSgA FM allocates a significant portion of the Portfolio’s assets to an asset class that does not perform as SSgA FM anticipated, including relative to other asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying ETFs) include:

Market Risk. An Underlying ETF’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying ETF.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying ETF may outperform or underperform other funds that employ a different investment style.

Credit and Counterparty Risk. The value of an Underlying ETF’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by an Underlying ETF fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or counterparty to a derivatives or other transaction with an Underlying ETF files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to an Underlying ETF.

Interest Rate Risk. The value of an Underlying ETF’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on an Underlying ETF’s investments in fixed income securities may decline when prevailing interest rates decline.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Commodities Risk. Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodities and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Portfolio Turnover Risk. The investment techniques and strategies utilized by the Underlying ETFs might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Underlying ETFs’ transaction costs, which can adversely affect the returns on the Portfolio’s investments in those Underlying ETFs.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index. Effective September 2, 2008, SSgA FM became the subadviser. Investment performance prior to that date is attributable to the Portfolio’s former investment subadviser.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd — 2009	15.49%
Lowest Quarter	4th — 2008	-12.60%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns SSgA Growth and Income ETF Portfolio	1 Year	5 Years	Since Inception		Inception Date
Class A	1.28%	2.52%	3.41%		May 1, 2006
Class B	1.06%	2.27%	3.91%		Oct 3, 2005
Class E	1.17%	2.38%	3.26%		May 1, 2006
MSCI ACWI (All Country World Index) (reflects no deduction for mutual fund fees and expenses)	(7.35%)	(1.93%)	2.03%	[1]
[1]	Index performance is from 10-3-05.

T. Rowe Price Mid Cap Growth Portfolio
T. Rowe Price Mid Cap Growth Portfolio PORTFOLIO SUMMARY:
Investment Objective
Long-term growth of capital.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees T. Rowe Price Mid Cap Growth Portfolio (USD $)	Class A	Class B	Class E
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses T. Rowe Price Mid Cap Growth Portfolio	Class A	Class B	Class E
Management Fee	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	none	0.25%	0.15%
Other Expenses	0.03%	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.78%	1.03%	0.93%

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example T. Rowe Price Mid Cap Growth Portfolio (USD $)	Class A	Class B	Class E
1 Year	80	106	95
3 Years	250	329	298
5 Years	435	571	517
10 Years	969	1,264	1,147

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 38.2% of the average value of its portfolio.

Principal Investment Strategies

T. Rowe Price Associates, Inc. (“T. Rowe Price”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in a diversified portfolio of common stocks of mid cap companies whose earnings T. Rowe Price expects to grow at a faster rate than the average company. T. Rowe Price defines mid cap companies as those whose market capitalization falls within the range of either the S&P MidCap 400 Index or the Russell Midcap Growth Index. As of December 31, 2011, the market capitalizations of companies in the S&P Midcap 400 Index ranged from $490 million to $7.47 billion. As of December 31, 2011, the market capitalizations of companies in the Russell Midcap Index ranged from $116.71 million to $20.43 billion. The market capitalization of the companies and the S&P and Russell indices changes over time. The Portfolio will not automatically sell or cease to purchase stock of a company it already owns because the company’s market capitalization grows or falls outside this range.

In selecting investments, T. Rowe Price generally favors companies that:

■	have proven products or services;

■	have a record of above-average earnings growth;

■	have demonstrated potential to sustain earnings growth;

■	have a connection to industries experiencing increasing demand; or

■	have stock prices that appear to undervalue their growth prospects.

In pursuing the Portfolio's investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an opportunity for substantial appreciation. These situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, in keeping with the Portfolio's objectives. The Portfolio may invest up to 25% of its assets in foreign securities. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that, due to current market conditions, that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index. Effective January 1, 2003, T. Rowe Price became the subadviser. Investment performance prior to that date is attributable to the Portfolio’s former investment subadviser.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd — 2003	19.34%
Lowest Quarter	2nd — 2002	-30.65%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns T. Rowe Price Mid Cap Growth Portfolio	1 Year	5 Years	10 Years
Class A	(1.40%)	5.56%	3.83%
Class B	(1.65%)	5.30%	3.57%
Class E	(1.63%)	5.39%	3.65%
Russell Midcap Growth Index (reflects no deduction for mutual fund fees and expenses)	(1.65%)	2.44%	5.29%

Met/Templeton Growth Portfolio
Met/Templeton Growth Portfolio PORTFOLIO SUMMARY:
Investment Objective
Long-term capital growth.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Met/Templeton Growth Portfolio (USD $)	Class A	Class B	Class E
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses Met/Templeton Growth Portfolio		Class A	Class B	Class E
Management Fee		0.68%	0.68%	0.68%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.15%
Other Expenses		0.14%	0.14%	0.14%
Total Annual Portfolio Operating Expenses		0.82%	1.07%	0.97%
Contractual Fee Waiver	[1]	0.02%	0.02%	0.02%
Total Annual Portfolio Operating Expenses After Fee Waiver		0.80%	1.05%	0.95%
[1]	MetLife Advisers, LLC has contractually agreed, for the period April 30, 2012 through April 30, 2013, to waive fees or reimburse expenses (other than acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and any extraordinary expenses) so as to limit Total Annual Operating Expenses (other than acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and any extraordinary expenses) of the Portfolio to 0.80% for Class A shares, to 1.05% for Class B shares and 0.95% for Class E shares. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio. MetLife Advisers, LLC has contractually agreed, for the period from April 30, 2012 through April 30, 2013, to waive a portion of the Management Fee reflecting the difference, if any, between the subadvisory fee payable by MetLife Advisers to Templeton that is calculated based solely on the assets of the Portfolio and the fee that is calculated when the Portfolio's assets are aggregated with those of certain other portfolios. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that all expense limitations and fee waivers remain in effect only for the period ending April 30, 2013. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Met/Templeton Growth Portfolio (USD $)	Class A	Class B	Class E
1 Year	82	108	97
3 Years	261	340	308
5 Years	455	591	537
10 Years	1,015	1,309	1,192

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 23.2% of the average value of its portfolio.

Principal Investment Strategies

Templeton Global Advisors Limited (“Templeton”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily in the equity securities of companies located anywhere in the world, including emerging markets. The equity securities in which the Portfolio primarily invests are common stock. Up to 100% of the Portfolio’s assets may be invested in foreign countries including, without limit, in emerging markets. However, the Portfolio, under current market conditions, does not intend to invest more than 50% of its assets in emerging markets. Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Portfolio may invest. The Portfolio also invests in depositary receipts. Although the Portfolio seeks investments across a number of countries and sectors, from time to time, based on economic conditions, the Portfolio may have significant positions in particular countries or sectors.

In addition to the Portfolio’s main investments, depending upon current market conditions, the Portfolio may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. Bonds, notes and debentures are examples of debt securities.

When choosing equity investments for the Portfolio, Templeton applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to Templeton’s evaluation of the company’s long-term earnings, asset value and cash flow potential. Templeton also considers a company’s price/earnings ratio, price/cash flow ratio, profit margins, liquidation value and various other metrics to determine the intrinsic value of a stock as a function of its long-term earnings potential, balance sheet health and projected cash-flow streams.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Credit and Counterparty Risk. The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Interest Rate Risk. The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Focused Investment Risk. Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	3rd — 2009	19.30%
Lowest Quarter	3rd — 2011	-20.50%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns Met/Templeton Growth Portfolio	1 Year	Since Inception		Inception Date
Class A	(6.61%)	(3.12%)		Apr 28, 2008
Class B	(6.90%)	(3.36%)		Apr 28, 2008
Class E		(15.26%)		Apr 26, 2011
MSCI World Index (reflects no deduction for mutual fund fees and expenses)	(5.54%)	(4.41%)	[1]
[1]	Index performance is from 4-28-08.

Met/Templeton International Bond Portfolio
Met/Templeton International Bond Portfolio PORTFOLIO SUMMARY:
Investment Objective
Current income with capital appreciation and growth of income.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Met/Templeton International Bond Portfolio (USD $)	Class A	Class B
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses Met/Templeton International Bond Portfolio	Class A	Class B
Management Fee	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.99%

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Met/Templeton International Bond Portfolio (USD $)	Class A	Class B
1 Year	76	101
3 Years	237	317
5 Years	413	549
10 Years	921	1,217

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 46.4% of the average value of its portfolio.

Principal Investment Strategies

Franklin Advisers, Inc. (“Franklin Advisers”), subadviser to the Portfolio, invests, under normal market conditions, at least 80% of the Portfolio’s net assets in “bonds.” Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures. The Portfolio invests at least 80% of its net assets in bonds issued by governments and government agencies located around the world, including inflation-indexed securities. In addition, the Portfolio’s assets will be invested in issuers located in at least three countries (including the U.S.). The Portfolio’s investments in U.S. issuers will not exceed 20% of its net assets.

Although the Portfolio may buy bonds rated in any category, it focuses on “investment grade” bonds. These are issues rated in the top four rating categories by independent rating agencies such as Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc. or, if unrated, determined by Franklin Advisers to be of comparable quality. The Portfolio may invest up to 25% of its total assets in bonds that are rated below investment grade (or unrated but determined to be of comparable quality). Such securities are sometimes referred to as “junk bonds.” The Portfolio may invest a significant portion (generally about 25-50%) of its total assets in developing or emerging markets.

The Portfolio may invest in debt securities of any maturity, and the average maturity or duration of debt securities in the Portfolio’s portfolio will fluctuate depending on Franklin Advisers’ outlook on changing market, economic, and political conditions.

For purposes of pursuing its investment objective, the Portfolio regularly enters into currency-related transactions involving certain derivative instruments, including currency and cross currency forwards, and currency and currency index futures contracts. The use of derivative currency transactions may allow the Portfolio to obtain net long or net negative (short) exposure to selected currencies. The Portfolio may also enter into various other transactions involving derivatives, including financial futures contracts (such as interest rate or bond futures) swap agreements (which may include interest rate and credit default swaps) and options on such contracts. The use of these derivative transactions may allow the Portfolio to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks. The Portfolio may use any of the above currency techniques or other derivative transactions for the purposes of enhancing Portfolio returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in currency exchange rates, interest rates and other market factors. The Portfolio may buy and sell futures contracts that trade on U.S. and foreign exchanges. Franklin Advisers considers various factors, such as availability and cost, in deciding whether to use a particular derivative instrument or strategy.

The Portfolio is non-diversified, which means that it can hold securities of a smaller number of issuers and can invest a larger percentage of its assets in a single issuer than a diversified portfolio.

Franklin Advisers allocates the Portfolio’s assets based upon its assessment of changing market, political and economic conditions. It considers various factors, including evaluation of interest and currency exchange rate changes and credit risks.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Interest Rate Risk. The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Non-diversification Risk. To the extent that the Portfolio holds securities of a smaller number of issuers or invests a larger percentage of its assets in a single issuer than a diversified portfolio, the value of the Portfolio, as compared to the value of a diversified portfolio, will generally be more volatile and more sensitive to the performance of any one of those issuers and to economic, political, market or regulatory events affecting any one of those issuers.

Credit Default Swap Risk. Credit default swaps may increase credit and counterparty risk (depending on whether the Portfolio is the buyer or seller of the swaps), and they may in some cases be illiquid. Credit default swaps also may be difficult to trade or value, especially in the event of market disruptions. Credit default swap transactions in which the Portfolio is the seller may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Short Sale and Short Position Risk. The Portfolio will incur a loss from a short sale or short position if the value of the security sold short or the reference instrument, in the case of a short position, increases after the time the Portfolio entered into the short sale or short position. Short sales and short positions generally involve a form of leverage, which can exaggerate a Portfolio’s losses, and short positions also may involve credit and counterparty risk. A Portfolio that engages in a short sale or short position may lose more money than the actual cost of the short sale or short position and its potential losses may be unlimited if the Portfolio does not own the security sold short or the reference instrument and it is unable to close out of the short sale or short position. Any gain from a short sale or short position will be offset in whole or in part by the transaction costs associated with the short sale or short position.

TIPS and Inflation-Linked Bonds Risk. The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including Treasury Inflation Protected Securities, may experience greater losses than other fixed income securities with similar durations.

Interest Rate Swap Risk. The risk of interest rate swaps includes changes in market conditions that may affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. Certain interest rate swap arrangements also may involve the risk that they do not fully offset adverse changes in interest rates. Interest rate swaps may in some cases be illiquid and may be difficult to trade or value, especially in the event of market disruptions. Under certain market conditions, the investment performance of the Portfolio may be less favorable than it would have been if the Portfolio had not used the swap agreement.

Forward and Futures Contract Risk. The successful use of forward and futures contracts will depend upon the Subadviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the forward or futures contract; (ii) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the Subadviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty will default in the performance of its obligations; and (vi) if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The information below shows the volatility of the Portfolio’s returns and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	3rd — 2010	7.72%
Lowest Quarter	3rd — 2011	-7.30%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns Met/Templeton International Bond Portfolio	1 Year	Since Inception	Inception Date
Class A	(0.06%)	8.79%	May 1, 2009
Class B	(0.33%)	8.54%	May 1, 2009
Citigroup World Government Bond Index (WGBI) ex-U.S. (reflects no deduction for mutual fund fees and expenses)	5.17%	7.66%

For information on Franklin Advisers’ prior performance with a comparable fund, please see “Additional Information about Management—The Subadviser” in the Prospectus.

Third Avenue Small Cap Value Portfolio
Third Avenue Small Cap Value Portfolio PORTFOLIO SUMMARY:
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Third Avenue Small Cap Value Portfolio (USD $)	Class A	Class B
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses Third Avenue Small Cap Value Portfolio		Class A	Class B
Management Fee		0.74%	0.74%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.03%	0.03%
Total Annual Portfolio Operating Expenses		0.77%	1.02%
Contractual Fee Waiver	[1]	0.01%	0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver		0.76%	1.01%
[1]	MetLife Advisers, LLC has contractually agreed, for the period April 30, 2012 through April 30, 2013, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.650% of the Portfolio's average daily net assets over $1 billion. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that all fee waivers remain in effect only for the period ending April 30, 2013. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Third Avenue Small Cap Value Portfolio (USD $)	Class A	Class B
1 Year	78	104
3 Years	246	325
5 Years	428	565
10 Years	956	1,252

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 47.7% of the average value of its portfolio.

Principal Investment Strategies

Third Avenue Management LLC (“Third Avenue”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, in equity securities of well-financed small companies (meaning companies with high quality assets and a relative absence of liabilities) at a discount to what Third Avenue believes is their intrinsic value. Under normal circumstances, the Portfolio expects to invest at least 80% of its assets in securities of companies that are considered small. The Portfolio considers a “small company” to be one whose market capitalization is within the range of capitalizations during the most recent 12-month period of companies in the Russell 2000 Index, the S&P Small Cap 600 Index or the Dow Jones Wilshire U.S. Small-Cap Index at the time of investment (based on month-end data).

The Portfolio may invest up to 35% of its assets in foreign securities, including emerging markets.

Third Avenue identifies investment opportunities through intensive research of individual companies and generally does not focus solely on stock market conditions and other macro factors. The Portfolio may seek investments in the securities of companies in industries that are believed to be temporarily depressed. The Portfolio follows a strategy of long-term investing. The Portfolio will generally sell an investment when there has been a fundamental change in the business or capital structure of the company which significantly affects the investment’s inherent value or when Third Avenue believes that the market value of an investment is significantly overpriced relative to its intrinsic value.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of two broad-based securities market indices. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Descriptions” in the Prospectus. It is not possible to invest directly in an index.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	3rd — 2009	19.94%
Lowest Quarter	4th — 2008	-26.73%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns Third Avenue Small Cap Value Portfolio	1 Year	5 Years	Since Inception	Inception Date
Class A	(8.70%)	(1.00%)	6.66%	May 1, 2002
Class B	(8.98%)	(1.25%)	6.41%	May 1, 2002
Russell 2000 Value Index (Indices reflect no deduction for mutual fund fees and expenses)	(5.50%)	(1.87%)	5.25%
Dow Jones U.S. Small-Cap Total Stock Market Index (Indices reflect no deduction for mutual fund fees and expenses)	(2.91%)	2.37%	7.36%

Turner Mid Cap Growth Portfolio
Turner Mid Cap Growth Portfolio PORTFOLIO SUMMARY:
Investment Objective
Capital appreciation.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Turner Mid Cap Growth Portfolio (USD $)	Class A	Class B
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses Turner Mid Cap Growth Portfolio	Class A	Class B
Management Fee	0.79%	0.79%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	0.84%	1.09%

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Turner Mid Cap Growth Portfolio (USD $)	Class A	Class B
1 Year	86	112
3 Years	269	348
5 Years	468	604
10 Years	1,040	1,334

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 109.8% of the average value of its portfolio.

Principal Investment Strategies

Turner Investments, L.P. (“Turner”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in common stocks and other equity securities of U.S. companies with medium market capitalizations that Turner believes have strong earnings growth potential. Mid cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell Midcap Growth Index (“Midcap Growth Index”). As of December 31, 2011, the market capitalizations of companies in the Russell Midcap Index ranged from $116.71 million to $20.43 billion. These securities may be traded over the counter or listed on an exchange. It is not expected that the Portfolio will own a substantial amount of securities that pay dividends.

The Portfolio invests in securities of companies that are diversified across economic sectors, and attempts to maintain sector concentrations that approximate those of the Midcap Growth Index. Investment exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily-weighted securities in the Midcap Growth Index.

Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Portfolio Turnover Risk. The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	3rd — 2009	22.55%
Lowest Quarter	4th — 2008	-28.63%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns Turner Mid Cap Growth Portfolio	1 Year	5 Years	Since Inception	Inception Date
Class A	(7.19%)	2.41%	5.43%	May 1, 2004
Class B	(7.46%)	2.14%	5.18%	May 1, 2004
Russell Midcap Growth Index (reflects no deduction for mutual fund fees and expenses)	(1.65%)	2.44%	6.20%

Van Kampen Comstock Portfolio
Van Kampen Comstock Portfolio PORTFOLIO SUMMARY:
Investment Objectives
Capital growth and income.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Van Kampen Comstock Portfolio (USD $)	Class A	Class B
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses Van Kampen Comstock Portfolio		Class A	Class B
Management Fee		0.58%	0.58%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.03%	0.03%
Total Annual Portfolio Operating Expenses		0.61%	0.86%
Contractual Fee Waiver	[1]	0.01%	0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver		0.60%	0.85%
[1]	MetLife Advisers, LLC has contractually agreed, for the period April 30, 2012 through April 30, 2013, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.500% of the Portfolio's average daily net assets over $1 billion up to $2 billion and to the annual rate of 0.475% of the Portfolio's average daily net assets over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that all fee waivers remain in effect only for the period ending April 30, 2013. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Van Kampen Comstock Portfolio (USD $)	Class A	Class B
1 Year	62	87
3 Years	195	274
5 Years	340	478
10 Years	763	1,063

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 24.5% of the average value of its portfolio.

Principal Investment Strategies

Invesco Advisers, Inc. (“Invesco”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, in equity securities, consisting principally of common stocks. Under normal market conditions, the Portfolio invests at least 80% of its net assets in common stocks at the time of investment. The Portfolio may also invest in preferred stocks, indexed securities and securities convertible into common and preferred stocks.

In selecting securities for investment, the Portfolio focuses primarily on the security’s potential for capital growth and income. The Portfolio emphasizes a value style of investing seeking well-established, undervalued companies that are believed by Invesco to possess the potential for capital growth and income. Invesco generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change.

The Portfolio may invest in issuers of any size, although Invesco focuses on companies with a market capitalization in excess of $2 billion.

The Portfolio may invest up to 25% of its net assets in securities of foreign issuers (including issuers in emerging market countries).

The Portfolio may utilize derivative instruments, including S&P 500 futures for cash management purposes and forward currency exchange contracts for currency hedging purposes.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	3rd — 2009	18.61%
Lowest Quarter	4th — 2008	-22.91%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns Van Kampen Comstock Portfolio	1 Year	5 Years	Since Inception	Inception Date
Class A	(1.17%)	(1.96%)	1.66%	May 2, 2005
Class B	(1.48%)	(2.19%)	1.42%	May 2, 2005
Russell 1000 Value Index (reflects no deduction for mutual fund fees and expenses)	0.39%	(2.64%)	2.32%

Morgan Stanley Mid Cap Growth Portfolio
Morgan Stanley Mid Cap Growth Portfolio PORTFOLIO SUMMARY:
Investment Objective
Capital appreciation.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Morgan Stanley Mid Cap Growth Portfolio (USD $)	Class A	Class B	Class E
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses Morgan Stanley Mid Cap Growth Portfolio		Class A	Class B	Class E
Management Fee		0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.15%
Other Expenses		0.07%	0.07%	0.07%
Total Annual Portfolio Operating Expenses		0.72%	0.97%	0.87%
Contractual Fee Waiver	[1]	0.01%	0.01%	0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver		0.71%	0.96%	0.86%
[1]	MetLife Advisers, LLC has contractually agreed, for the period from April 30, 2012 through April 30, 2013, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% of the first $500 million of the Portfolio's average daily net assets plus 0.625% of such assets over $500 million. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that all fee waivers remain in effect only for the period ending April 30, 2013. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Morgan Stanley Mid Cap Growth Portfolio (USD $)	Class A	Class B	Class E
1 Year	73	98	88
3 Years	230	309	278
5 Years	401	538	483
10 Years	896	1,193	1,075

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 34.1% of the average value of its portfolio.

Principal Investment Strategies

Morgan Stanley Investment Management Inc. (“MSIM”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. MSIM typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and attractive risk/reward.

Under normal market conditions, the Portfolio invests at least 80% of its net assets in securities of medium-sized companies at the time of investment. Under current market conditions, MSIM defines medium-sized companies by reference to those companies represented in the Russell Midcap Growth Index. As of December 31, 2011, the market capitalizations of companies in the Russell Midcap Index ranged from $116.71 million to $20.43 billion. The Portfolio may also invest in common stocks and other equity securities of small- and large-sized companies.

The Portfolio invests primarily in common stocks and also may invest in other equity securities, including preferred stock, convertible securities and rights or warrants to purchase securities.

The Portfolio may invest up to 25% of its assets in securities of foreign issuers, including issuers in emerging market or developing countries, and securities classified as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), American Depositary Shares (“ADSs”) or Global Depositary Shares (“GDSs”), foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of non-U.S. issuers.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index. Effective October 1, 2006, MSIM became the subadviser. Investment performance prior to that date is attributable to the Portfolio’s former investment subadviser.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd — 2009	25.55%
Lowest Quarter	4th — 2008	-26.03%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns Morgan Stanley Mid Cap Growth Portfolio	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	(6.67%)	5.19%	5.50%
Class B	(6.92%)	4.92%	5.21%
Class E	(6.87%)			7.04%	Apr 27, 2010
Russell MidCap Growth Index (reflects no deduction for mutual fund fees and expenses)	(1.65%)	2.44%	5.29%

Met/Eaton Vance Floating Rate Portfolio
Met/Eaton Vance Floating Rate Portfolio PORTFOLIO SUMMARY:
Investment Objective
A high level of current income.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the period ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Met/Eaton Vance Floating Rate Portfolio (USD $)	Class A	Class B
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses Met/Eaton Vance Floating Rate Portfolio	Class A	Class B
Management Fee	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	0.08%	0.08%
Total Annual Portfolio Operating Expenses	0.68%	0.93%

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Met/Eaton Vance Floating Rate Portfolio (USD $)	Class A	Class B
1 Year	70	95
3 Years	218	298
5 Years	380	517
10 Years	849	1,147

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 39.8% of the average value of its portfolio.

Principal Investment Strategies

Eaton Vance Management (“Eaton Vance”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s total assets in income producing floating rate loans and other floating rate debt securities. The Portfolio invests primarily in senior floating rate loans of domestic and foreign borrowers (“Senior Loans”). Senior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high yield/high risk, speculative characteristics.

The Portfolio may invest up to 15% of its total assets in foreign Senior Loans and foreign securities and may engage in certain hedging transactions. Foreign Senior Loans must be U.S. dollar denominated or denominated in euros, British pounds, Swiss francs, or Canadian dollars (each such foreign currency, an “Authorized Foreign Currency”). With respect to any investments in foreign Senior Loans denominated in an Authorized Foreign Currency, Eaton Vance intends to hedge against foreign currency fluctuations for such Senior Loans principally through the use of currency exchange contracts as well as other appropriate permitted hedging strategies.

The Portfolio may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”), other floating rate debt securities such as notes and bonds, fixed income debt obligations and money market instruments, such as commercial paper. Those money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets.

Eaton Vance’s portfolio managers monitor the credit quality of the Portfolio’s holdings as well as other investments that are available. In managing the Portfolio, Eaton Vance seeks to invest in a portfolio of loans that it believes will be less volatile over time than the general loan market. Preservation of capital is considered when consistent with the Portfolio’s objective.

For more information about the types of investments in which the Portfolio may invest, please see “Investment Strategies and Risks” in the Statement of Additional Information.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Interest Rate Risk. The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Bank Loan Risk. Investments in bank loans expose the Portfolio to interest rate risk and the credit and counterparty risk of the underlying borrowers of those loans. No active trading market may exist for certain loans. Moreover, adverse market conditions may impair the liquidity of some actively traded loans. The Portfolio may have difficulty valuing and selling bank loans that are illiquid or are less actively traded. Bank loans are also subject to the risk that issuers will prepay the principal more quickly than expected, which could cause the Portfolio to reinvest the repaid principal in investments with lower yields, thereby exposing the Portfolio to a lower rate of return. The Portfolio’s investments in below investment grade loans and other debt securities expose the Portfolio to greater market risk and credit and counterparty risk than a portfolio that invests only in investment grade loans and debt securities. Lower rated securities also may be subject to greater price volatility than higher rated investments.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The information below shows the volatility of the Portfolio’s returns and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Year-by-Year Total Return as of December 31

Highest Quarter	4th — 2011	2.69%
Lowest Quarter	3rd — 2011	-2.43%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns Met/Eaton Vance Floating Rate Portfolio	1 Year	Since Inception	Inception Date
Class A	2.33%	3.43%	Apr 30, 2010
Class B	2.01%	3.12%	Apr 30, 2010
S&P/LSTA Leveraged Loan Index	1.52%	3.17%

For information on Eaton Vance’s prior performance with a comparable account, see “Additional Information about Management—The Subadviser” in the Prospectus.

AllianceBernstein Global Dynamic Allocation Portfolio
AllianceBernstein Global Dynamic Allocation Portfolio PORTFOLIO SUMMARY:
Investment Objectives
Seeks capital appreciation and current income.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the period ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	AllianceBernstein Global Dynamic Allocation Portfolio Class B
Shareholder Fees (fees paid directly from your investment)	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses	AllianceBernstein Global Dynamic Allocation Portfolio Class B
Management Fee	0.64%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.12%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	1.03%

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	AllianceBernstein Global Dynamic Allocation Portfolio Class B
1 Year	106
3 Years	329
5 Years	571
10 Years	1,264

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal period from inception on May 2, 2011 to December 31, 2011, the Portfolio’s portfolio turnover rate was 15.3% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Portfolio's subadviser, AllianceBernstein L.P. ("AllianceBernstein"), will allocate substantially all of the Portfolio's assets among individual securities, exchange-traded funds ("ETFs"), and derivatives, such as options, forwards, swaps, and futures, to achieve targeted exposure on a passive basis (based on relevant indexes) to: global stocks, which include domestic equities and international equities; and global bonds, which include domestic government bonds and developed international government bonds. The Portfolio may also invest up to 10% of its total assets in any combination of the following asset classes: emerging market equities and bonds, high yield debt, commodities, Treasury Inflation-Protected Securities ("TIPS"), and real estate securities. The Portfolio is expected to have a normal strategic allocation of 55% in global equities, 40% in global bonds and 5% in real estate securities, which is subject to dynamic adjustments.

The Portfolio uses a Dynamic Asset Allocation Strategy, which makes adjustments to the Portfolio's long-term strategic asset allocation by systematically utilizing AllianceBernstein's proprietary asset allocation models to measure expected risks and returns, in an effort to respond to short-term market changes. By adjusting investment exposure among the various asset classes in the Portfolio, AllianceBernstein will attempt to reduce overall portfolio volatility and mitigate the effects of extreme market environments, while continuing to seek capital appreciation. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. Volatility may result from rapid and dramatic price swings. Furthermore, AllianceBernstein believes that a greater focus on short-term dynamics can improve the distribution of returns through a reduction or mitigation of both extreme losses and outsized gains. The Portfolio's asset allocation exposures may be implemented and adjusted either through transactions in individual securities, ETFs, or through derivatives, primarily through futures.

In implementing the Dynamic Asset Allocation Strategy, AllianceBernstein may make substantial and extensive use of derivatives. It is anticipated that the Portfolio's use of derivatives will be consistent with its overall investment strategy of obtaining and managing exposure to various asset classes. The Portfolio may use index futures, for example, to gain broad exposure to a particular segment of the market, while buying representative securities to achieve exposure to another. AllianceBernstein will choose in each case based on considerations of cost, liquidity and transaction speed. For more information about these derivative instruments in which the Portfolio may invest, please see "Investment Strategies and Risks" in the Statement of Additional Information. The Portfolio will maintain a significant percentage of its assets in cash and cash equivalent instruments (expected under normal market conditions to be approximately 25% of the Portfolio's assets), which will serve as margin or collateral for the Portfolio's obligations under derivative transactions. The Portfolio's holdings may be frequently adjusted to reflect AllianceBernstein's assessment of changing risks, which could result in high portfolio turnover.

As noted, the Portfolio also will invest in globally diverse equity and fixed income securities. The Portfolio may invest in any type of equity or fixed income security, including common and preferred stocks, warrants and convertible securities, government and corporate bonds, real estate-related securities and inflation-protected securities. The Portfolio may invest in U.S., non-U.S. and emerging market issuers. The Portfolio may invest in securities of companies across the capitalization spectrum, including smaller capitalization companies. The Portfolio expects its investment in fixed-income securities to have a broad range of maturities and quality levels. The Portfolio is expected to be highly diversified across industries, sectors and countries, and will choose its positions from several market indices worldwide in a manner that is intended to track the performance (before fees and expenses) of those indices.

The Portfolio also may invest in commodities, currencies, and real estate-related securities. The Portfolio’s commodities exposure may be implemented through investments in commodities or investments intended to provide exposure to one or more commodities, either by investing directly in such instruments, or indirectly by investing in a subsidiary as discussed below. To the extent that the Portfolio invests in non-U.S. Dollar denominated investments, AllianceBernstein will integrate the risks of foreign currency into its investment and asset allocation decision making. AllianceBernstein may seek to hedge the currency exposure resulting from the Portfolio's investments through currency-related derivatives or decide not to hedge this exposure.

AllianceBernstein will seek to limit the total expected volatility contribution of the equity exposure (including exposure to emerging market debt and high yield debt (commonly referred to as "junk bonds")) to 10%. In addition, AllianceBernstein may invest up to 10% of the Portfolio's total assets in any combination of the following asset classes: emerging market equities and bonds, high yield debt, commodities, TIPS, and real estate securities. The Portfolio will also use a combination of interest rate swaps, interest rate futures and total return swaps with a nominal value (meaning the fixed face value, rather than the market value, of these instruments) equal to approximately 25% of the Portfolio's net assets under normal market conditions. This percentage may change in different market environments, but is normally expected to stay within a range of 20% to 30% of net assets. The Adviser expects these instruments to provide additional diversification and balance the sources of risk in the Portfolio. The Adviser anticipates that under normal market conditions these interest rate sensitive instruments will have a maturity of approximately 10 years.

Under normal circumstances, the Portfolio will adhere to the following guidelines:

■

Combined investments in global equity securities, real assets (including commodities, TIPS and real estate securities) and equity-sensitive securities (including emerging market debt and equities and high yield debt, which are deemed by AllianceBernstein to be more sensitive than developed market investment grade bonds to factors that affect the value of equity securities) are limited to 80% of the Portfolio's assets at market value at the time of investment.

■	Investments in foreign equity securities are limited to 60% of the Portfolio's assets at market value at the time of investment.

■	Investments in foreign fixed-income securities are limited to 40% of the Portfolio's fixed income allocation at market value at the time of investment.

The Portfolio may invest up to 10% of its total assets in a wholly-owned and controlled subsidiary of the Portfolio, organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”). AllianceBernstein also manages the assets of the Subsidiary. Generally, the Subsidiary will invest primarily in commodity derivatives, exchange-traded notes and total return swaps. The Portfolio will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Unlike the Portfolio, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary will comply with the same Investment Company Act of 1940 (the “1940 Act”) asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Portfolio’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Portfolio. The Portfolio is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium, or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources, and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Interest Rate Risk. The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The Portfolio’s fixed-income portion will normally have a greater maturity or duration than will its benchmark. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Interest Rate Swap Risk. The risk of interest rate swaps includes changes in market conditions that may affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. Certain interest rate swap arrangements also may involve the risk that they do not fully offset adverse changes in interest rates. Interest rate swaps may in some cases be illiquid and may be difficult to trade or value, especially in the event of market disruptions. Under certain market conditions, the investment performance of the Portfolio may be less favorable than it would have been if the Portfolio had not used the swap agreement.

Credit and Counterparty Risk. The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivative or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Asset Allocation Risk. The Portfolio’s ability to achieve its investment objective depends upon AllianceBernstein’s analysis of various factors and AllianceBernstein’s ability to select the appropriate mix of asset classes based on its analysis of such factors, which may prove incorrect. The Portfolio may experience losses or poor relative performance if AllianceBernstein allocates a significant portion of the Portfolio’s assets to an asset class that does not perform as AllianceBernstein anticipated, including relative to other asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Investment Company and Exchange Traded Fund Risk. An investment in an investment company or ETF involves substantially the same risks as investing directly in the underlying securities. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk. Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value or yield of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price or expected yield before the securities are actually issued or delivered. These investments may create a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Short Sale and Short Position Risk. The Portfolio will incur a loss from a short sale or short position if the value of the security sold short or the reference instrument, in the case of a short position, increases after the time the Portfolio entered into the short sale or short position. Short sales and short positions generally involve a form of leverage, which can exaggerate a Portfolio’s losses, and short positions also may involve credit and counterparty risk. A Portfolio that engages in a short sale or short position may lose more money than the actual cost of the short sale or short position and its potential losses may be unlimited if the Portfolio does not own the security sold short or the reference instrument and it is unable to close out of the short sale or short position. Any gain from a short sale or short position will be offset in whole or in part by the transaction costs associated with the short sale or short position.

Commodities Risk. Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Subsidiary Risk. By investing in the Subsidiary, the Portfolio is indirectly exposed to the commodities risks associated with the Subsidiary’s investments in commodity-related instruments. There can be no assurance that the Subsidiary’s investments will contribute to the Portfolio’s returns. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this Prospectus and could adversely affect the Portfolio, such as by reducing the Portfolio’s investment returns.

Tax Risk. In order for the Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Portfolio must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the Statement of Additional Information. Because income from certain commodity-linked derivative instruments generally is not considered to be qualifying income, the Portfolio does not generally expect to invest directly in such instruments. Rather, the Portfolio’s investment in the Subsidiary is expected to provide the Portfolio with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The Portfolio has obtained an opinion from legal counsel to the effect that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio should constitute “qualifying income” for the purposes of the Portfolio remaining qualified as a regulated investment company for U.S. federal income tax purposes. It is possible that the Internal Revenue Service or a court could disagree with the legal opinion obtained by the Portfolio.

Portfolio Turnover Risk. The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance
The Portfolio commenced operations on May 2, 2011. As a result, it does not have a significant operating history.

AQR Global Risk Balanced Portfolio
AQR Global Risk Balanced Portfolio PORTFOLIO SUMMARY:
Investment Objective
Seeks total return.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the period ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	AQR Global Risk Balanced Portfolio Class B
Shareholder Fees (fees paid directly from your investment)	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses	AQR Global Risk Balanced Portfolio Class B
Management Fee	0.63%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.30%
Interest Expense	0.23%
All Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.08%
Total Annual Portfolio Operating Expenses	1.26%

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	AQR Global Risk Balanced Portfolio Class B
1 Year	129
3 Years	402
5 Years	695
10 Years	1,530

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal period from inception on April 19, 2011 to December 31, 2011, the Portfolio’s portfolio turnover rate was 7.9% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio utilizes an investment strategy designed to generate returns from a risk diversified portfolio of asset exposures. The Portfolio targets an equal or “neutral” risk allocation from each of the following three major risk sources: (i) equity risk; (ii) nominal interest rate risk (a nominal interest rate is the sum of a real interest rate and an expected inflation rate); and (iii) inflation risk. Targeting a “neutral” risk allocation means that AQR Capital Management, LLC (“AQR”), subadviser to the Portfolio, will target for the Portfolio an equal one-third exposure to each of equity risk, nominal interest rate risk, and inflation risk. The allocation among asset classes is based solely on AQR’s assessment of the risks associated with each asset class, and AQR will adjust the exposure level to respective asset classes as its forecasts of the risk environment change. The Portfolio’s “risk balanced” strategy is managed to target a specific risk level as discussed below.

In seeking to balance the Portfolio’s risks, AQR allocates the Portfolio’s assets among the following major asset classes: global developed and emerging market equities, global nominal and inflation-linked government bonds, and commodities. The face value of an inflation-linked bond rises along with the rate of inflation, while the face value of a nominal bond does not. It is anticipated that the Portfolio’s exposure to equities will primarily be achieved through investments in index futures, swaps on equity index futures and/or equity total return swaps. Nominal bond and commodities exposures will principally be achieved through investments in futures and swaps on futures. Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a pre-determined price in the future. The Portfolio will have exposure to inflation-linked bonds through the direct holding of bonds financed by reverse repurchase agreements. For more information about the types of investments in which the Portfolio may invest, please see “Investment Strategies and Risks” in the Statement of Additional Information.

The Portfolio intends to gain exposure to these asset classes by investing in a portfolio of over 40 Instruments (as defined below). The Portfolio is non-diversified, which means that it can hold securities of a smaller number of issuers and can invest a larger percentage of its assets in a single issuer than a diversified portfolio.

In allocating the Portfolio’s assets among equity risk, nominal interest rate risk, and inflation risk, AQR follows a “risk balanced” approach. The “risk balanced” approach to asset allocation seeks to balance the allocation of risk contributed by asset classes as measured by forecasted volatility, estimated potential loss, and other proprietary measures. For example, a lower risk asset class such as developed government bonds will generally have a higher allocation as measured by the assets underlying the Instruments in which the Portfolio invests than a higher risk asset class such as developed equities. In targeting this equal risk allocation, AQR may utilize leverage to increase the Portfolio’s relative exposure to its lower risk asset classes.

Generally, the Portfolio gains exposure to asset classes by investing in many types of investment vehicles, including, but not limited to: equity index futures, swaps on equity index futures, equity total return swaps, currency forwards, commodity futures, swaps on commodity futures, bond futures, swaps on bond futures, inflation swaps, government bonds, including inflation-protected government bonds (such as Treasury Inflation Protected Securities) financed by reverse repurchase agreements, cash and cash equivalents including, but not limited to, money market fund shares (collectively, the “Instruments”), either by investing directly in those Instruments, or indirectly by investing in a subsidiary as discussed below. The Portfolio may also invest in exchange-traded funds (“ETFs”) or exchange traded notes through which the Portfolio can participate in the performance of one or more instruments.

The Portfolio has no geographic limits on where its investments may be located or where its assets may be exposed, except that its investments in fixed income securities will be limited to those issued by governments located in developed markets and its exposure to emerging markets equities will be limited to no more than 10% of its net assets. The Portfolio may have exposure to equity securities of companies of any market capitalization.

The Portfolio’s use of futures contracts, forward contracts, swaps and certain other Instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an Instrument and results in increased volatility, which means the Portfolio will have the potential for greater gains, as well as the potential for greater losses, than if the Portfolio does not use Instruments that have a leveraging effect. Leveraging also tends to magnify, sometimes significantly, the effect of any increase or decrease in the Portfolio’s exposure to an asset class and may cause the Portfolio’s net asset value (“NAV”) to be volatile. There is no assurance that the Portfolio’s use of Instruments providing enhanced exposure will enable the Portfolio to achieve its investment objective. As a result of the Portfolio’s strategy, the Portfolio may at times have leveraged exposure to one or more asset classes. The Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage.

Although AQR will target a specified volatility level for the Portfolio, the Portfolio’s NAV may be volatile over short-term periods because of the significant use of Instruments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. Volatility may result from rapid and dramatic price swings. AQR normally will target an annualized volatility level for the Portfolio of 10%, however, the actual or realized volatility for longer or shorter periods may be materially higher or lower depending on market conditions. Actual or realized volatility can and will differ from the target volatility. Although an annualized volatility level of 10% is normally targeted for the Portfolio, AQR may, under certain market conditions, target a lower volatility level for the Portfolio.

The Portfolio may invest up to 25% of its total assets in a wholly-owned and controlled subsidiary of the Portfolio, organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”). AQR also manages the assets of the Subsidiary. Generally, the Subsidiary will invest primarily in commodity futures and swaps on commodity futures but it may also invest in other commodity-related instruments such as financial futures, option and swap contracts, equity and fixed income securities, cash and cash equivalents, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Portfolio will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Unlike the Portfolio, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Portfolio’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Portfolio. The Portfolio is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

A significant portion of the assets of the Portfolio may be invested directly or indirectly in money market instruments, which may include, but are not limited to, U.S. Government securities, U.S. Government agency securities, Eurodollar obligations, bankers’ acceptances, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market fund shares, and cash and cash equivalents with one year or less term to maturity. These cash or cash equivalent holdings serve as collateral for the positions the Portfolio takes and also earn income for the Portfolio. The Portfolio may also enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Portfolio sells securities to another party and agrees to repurchase them at a particular date. While the Portfolio normally does not engage in borrowing, leverage will be created when the Portfolio enters into reverse repurchase agreements, engages in futures transactions or uses certain other derivative instruments.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here. In addition, there can be no assurance that employing a “risk balanced” approach will achieve any particular level or return or will, in fact, reduce volatility or potential loss.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Interest Rate Risk. The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

TIPS and Inflation-Linked Bonds Risk. The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including Treasury Inflation Protected Securities, may experience greater losses than other fixed income securities with similar durations.

Commodities Risk. Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodities and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Credit and Counterparty Risk. The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Derivatives Risk. The Portfolio will primarily invest in derivatives, such as futures and forward contracts, and swaps, to seek exposure to certain asset classes and enhance returns. To a lesser extent, the Portfolio may also invest in derivatives to “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks, as well as increase transaction costs. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

Leveraging Risk. Derivatives and other transactions that give rise to leverage may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged. Leveraging also may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leveraging may expose the Portfolio to losses in excess of the amounts invested or borrowed.

Investment Company and Exchange Traded Fund Risk. An investment in an investment company or ETF involves substantially the same risks as investing directly in the underlying securities. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk. Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value or yield of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price or expected yield before the securities are actually issued or delivered. These investments may create a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Repurchase Agreement Risk. Repurchase agreements are subject to credit and counterparty risk. In the event a counterparty defaults, becomes insolvent or otherwise becomes unable or unwilling to honor its obligation to the Portfolio, the Portfolio may incur delays or restrictions on its ability to dispose of the underlying securities and lose all or a part of the income from the repurchase agreement.

Non-diversification Risk. To the extent that the Portfolio holds securities of a smaller number of issuers or invests a larger percentage of its assets in a single issuer than a diversified portfolio, the value of the Portfolio, as compared to the value of a diversified portfolio, will generally be more volatile and more sensitive to the performance of any one of those issuers and to economic, political, market or regulatory events affecting any one of those issuers.

Subsidiary Risk. By investing in the Subsidiary, the Portfolio is indirectly exposed to the commodities risks associated with the Subsidiary’s investments in commodity-related instruments. There can be no assurance that the Subsidiary’s investments will contribute to the Portfolio’s returns. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this Prospectus and could adversely affect the Portfolio, such as by reducing the Portfolio’s investment returns.

Tax Risk. In order for the Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Portfolio must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the Statement of Additional Information. Because income from certain commodity-linked derivative instruments generally is not considered to be qualifying income, the Portfolio does not generally expect to invest directly in such instruments. Rather, the Portfolio’s investment in the Subsidiary is expected to provide the Portfolio with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The Portfolio has obtained a private letter ruling from the Internal Revenue Service confirming that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio will constitute “qualifying income” for the purposes of the Portfolio remaining qualified as a regulated investment company for U.S. federal income tax purposes.

Market Capitalization Risk. Exposure to issuers primarily in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Asset Allocation Risk. The Portfolio’s ability to achieve its investment objective depends upon AQR’s analysis of various factors and AQR’s ability to select the appropriate mix of asset classes based on its analysis of such factors, which may prove incorrect. The Portfolio may experience losses or poor relative performance if AQR allocates a significant portion of the Portfolio’s assets to an asset class that does not perform as AQR anticipated, including relative to other asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Portfolio Turnover Risk. The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

Past Performance
The Portfolio commenced operations on April 19, 2011. As a result, it does not have a significant operating history.

BlackRock Global Tactical Strategies Portfolio
BlackRock Global Tactical Strategies Portfolio PORTFOLIO SUMMARY:
Investment Objectives
Seeks capital appreciation and current income.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the period ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”) but do reflect the estimated fees and expenses of the investment companies known as exchange-traded funds in which the Portfolio invests (the “Underlying ETFs”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	BlackRock Global Tactical Strategies Portfolio Class B
Shareholder Fees (fees paid directly from your investment)	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses	BlackRock Global Tactical Strategies Portfolio Class B
Management Fee	0.68%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.16%
Total Annual Portfolio Operating Expenses	1.12%

As an investor in an Underlying ETF, the Portfolio bears its pro-rata portion of the operating expenses of that Underlying ETF, including such Underlying ETF’s management fee. The percentage shown for Acquired Fund Fees and Expenses (Expenses of Underlying ETFs and Other Investment Companies) shows the fees and expenses that the Portfolio expects to incur indirectly as a result of its investments in shares of the relevant Underlying ETFs during the upcoming fiscal year.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the Underlying ETFs and other investment companies, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	BlackRock Global Tactical Strategies Portfolio Class B
1 Year	115
3 Years	358
5 Years	620
10 Years	1,369

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal period from inception on May 2, 2011 to December 31, 2011, the Portfolio’s portfolio turnover rate was 74.7% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio’s subadviser, BlackRock Financial Management, Inc. (“BlackRock”), will allocate the Portfolio’s assets in a broad range of asset classes, primarily through Underlying ETFs. The Portfolio can also invest in index derivative instruments. Under normal conditions, the Portfolio will fully invest its assets according to BlackRock’s tactical allocation, while maintaining a small amount of cash for the purpose of serving as collateral for the derivative investments. The tactical portion seeks to position the Portfolio for long-term capital appreciation by actively adjusting the asset allocation mix in response to prevailing market conditions. During periods of high volatility, BlackRock will transfer investments out of the tactical portion into cash. BlackRock will determine the allocation of the Portfolio’s assets invested in the tactical portion and cash and may adjust the balances, based on its expectation of volatility. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. Volatility may result from rapid and dramatic price swings. The Portfolio targets a total return volatility of 10% over a one-year period, but allows for volatility to drift between a lower (7%) and upper (13%) band (excluding any contribution to volatility from exposure to Interest Rate Derivatives, defined below) before any actions are taken to adjust the asset mix. While BlackRock attempts to manage the Portfolio’s volatility exposure to stabilize performance, there can be no guarantee that the Portfolio will reach the targeted volatility or remain within its target volatility range.

Through investment in the Underlying ETFs, the tactical portion of the Portfolio’s investment is expected to have a normal strategic portfolio allocation of 54% in equities, 40% in fixed income, and 6% in real assets, which is subject to tactical adjustments and expectations of volatility. BlackRock will rely on a blend of both fundamental research and quantitative insights to determine potential opportunities and tactical reallocations that tilt the Portfolio away from the normal strategic allocation. The exposure to equities within the tactical portion may range within 15% up or down from the long term strategic allocation in accordance with BlackRock’s investment views and expectations, subject to the volatility ranges. The Portfolio’s exposure to equities may include domestic equities and international equities, including up to 5% in emerging market equities. The exposure to fixed income within the tactical portion may also range within 15% up or down from the normal strategic allocation, subject to the volatility ranges. The Portfolio’s fixed income exposure will come primarily from the investment grade fixed income market, diversified across U.S. dollar denominated government, corporate, and mortgage-backed securities. In addition, the Portfolio may invest up to 5% of total assets in any combination of emerging market debt and high yield debt (commonly referred to as “junk bonds”). The real assets, which have a maximum combined allocation of 6%, are comprised of real estate investment trusts (“REITs”), commodities, and Treasury Inflation-Protected Securities (“TIPS”), and will be invested according to BlackRock’s discretion in the manner deemed most appropriate. Under normal circumstances the combined investments in global equity securities, real assets (REITs, commodities and TIPS) and equity-sensitive securities (including emerging market debt and high yield debt) are limited to 80% of the Portfolio’s assets at market value at the time of investment.

The underlying market exposures will be managed primarily through Underlying ETFs; index derivative instruments may also be used (for example, futures and options on securities indices). For more information about these derivative instruments in which the Portfolio may invest, please see “Investment Strategies and Risks” in the Statement of Additional Information.

The Portfolio will apply a systematic framework that responds to periods of higher or lower expected volatility by rebalancing between the tactical and cash allocation, to attempt to reduce the likelihood of exceeding the upper or lower band of the target volatility range. During periods of increasing expected volatility, the Portfolio will seek to reduce its market exposure by selling assets from Underlying ETFs in its tactical portion and investing instead in cash. During periods of lower expected volatility, the Portfolio will reduce its cash and increase its tactical portion. While the Portfolio may invest substantially all of its assets in the tactical allocation portion, the Subadviser expects to always maintain at least a minimum investment in cash to serve as collateral for derivative investments.

The Portfolio will also use a combination of interest rate swaps, interest rate futures and total return swaps (“Interest Rate Derivatives”) with a nominal value (meaning the fixed face value, rather than the market value, of these instruments) equal to approximately 30% of the Portfolio’s net assets under normal market conditions. This percentage may change in different market environments, but is normally expected to stay within a range of 25% to 35% of net assets. The Adviser expects these instruments to provide additional diversification and balance the sources of risk in the Portfolio. The Adviser anticipates that under normal market conditions these interest rate sensitive instruments will have a maturity of approximately 10 years.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Performance Risk. Performance Risk is a direct risk of investing in the Portfolio. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying ETFs may be adversely affected if the Underlying ETFs are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying ETF that performs poorly, including relative to other Underlying ETFs.

Asset Allocation Risk. The Portfolio’s ability to achieve its investment objective depends upon BlackRock’s analysis of various factors and BlackRock’s ability to select the appropriate mix of asset classes based on its analysis of such factors, which may prove incorrect. The Portfolio may experience losses or poor relative performance if BlackRock allocates a significant portion of the Portfolio’s assets to an asset class that does not perform as BlackRock anticipated, including relative to other asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Interest Rate Risk. Interest rate risk is both a direct and indirect risk of investing in the Portfolio. The value of the Portfolio’s or an Underlying ETF’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The Portfolio’s fixed-income portion will normally have a greater maturity or duration than will its benchmark. The interest earned on the Portfolio’s or an Underlying ETF’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. Credit and counterparty risk is both a direct and indirect risk of investing in the Portfolio. The value of the Portfolio’s or an Underlying ETF’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio or an Underlying ETF fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio or an Underlying ETF files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio or an Underlying ETF.

Interest Rate Swap Risk. The risk of interest rate swaps includes changes in market conditions that may affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. Certain interest rate swap arrangements also may involve the risk that they do not fully offset adverse changes in interest rates. Interest rate swaps may in some cases be illiquid and may be difficult to trade or value, especially in the event of market disruptions. Under certain market conditions, the investment performance of the Portfolio may be less favorable than it would have been if the Portfolio had not used the swap agreement.

Forward and Futures Contract Risk. The successful use of forward and futures contracts will depend upon the Subadviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the forward or futures contract; (ii) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the Subadviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty will default in the performance of its obligations; and (vi) if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

Portfolio Turnover Risk. The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying ETFs) include:

Market Risk. An Underlying ETF’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying ETF.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium, or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources, and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying ETF may outperform or underperform other funds that employ a different investment style.

Mortgage-backed and Asset-backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause an Underlying ETF to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by an Underlying ETF are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of an Underlying ETF receiving payments of principal or interest may be substantially limited.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Past Performance
The Portfolio commenced operations on May 2, 2011. As a result, it does not have a significant operating history.

MetLife Balanced Plus Portfolio
MetLife Balanced Plus Portfolio PORTFOLIO SUMMARY:
Investment Objectives
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the period ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”) but do reflect the fees and expenses of the investment companies in which the Portfolio invests (the “Underlying Portfolios”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	MetLife Balanced Plus Portfolio Class B
Shareholder Fees (fees paid directly from your investment)	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses	MetLife Balanced Plus Portfolio Class B
Management Fee	0.27%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.46%
Total Annual Portfolio Operating Expenses	1.00%

As an investor in an Underlying Portfolio, the Portfolio bears its pro-rata portion of the operating expenses of that Underlying Portfolio, including such Underlying Portfolio’s management fee. The percentage shown for Acquired Fund (Underlying Portfolio) Fees and Expenses shows the fees and expenses that the Portfolio expects to incur indirectly as a result of its investments in shares of the relevant Underlying Portfolios during the upcoming fiscal year.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the Underlying Portfolios, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	MetLife Balanced Plus Portfolio Class B
1 Year	103
3 Years	320
5 Years	555
10 Years	1,229

Portfolio Turnover
The Portfolio, which operates as a fund of funds, does not pay transaction costs when it buys and sells shares of Underlying Portfolios (or “turns over” its portfolio). An Underlying Portfolio pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Underlying Portfolios and the Portfolio. The Portfolio does, however, pay transaction costs when it buys and sells the financial instruments held in the Overlay Portion of the Portfolio. During the most recent fiscal period from inception on May 2, 2011 to December 31, 2011, the Portfolio’s portfolio turnover rate was 10.4% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing approximately 70% of its assets in Class A shares of the Underlying Portfolios, which are portfolios of Met Investors Series Trust (the "Trust") and Metropolitan Series Fund (the "Fund") (the "Base Portion") and approximately 30% of its assets in a portfolio of fixed income instruments that serve as collateral for equity derivative instruments, primarily stock index futures (the "Overlay Portion"). A stock index future is a contract for the future delivery of a cash payment based on the performance of a stock index such as the S&P 500 Index. In its neutral state, the Portfolio will allocate 60% of its total assets to equity securities or instruments and 40% of its total assets to fixed-income securities or instruments.

MetLife Advisers, LLC ("MetLife Advisers") is the adviser to the Portfolio and is also responsible for managing the Base Portion's investment in Underlying Portfolios. MetLife Advisers establishes specific target investment percentages for the asset classes and the various components of each asset category. Under normal circumstances, the Base Portion invests primarily in Underlying Portfolios in accordance with the target allocations of 30% to equity securities and 40% to fixed-income securities or instruments.

The Base Portion seeks to achieve capital growth through its investments in Underlying Portfolios that invest in equity securities of large-cap U.S. companies, and to a lesser extent, small-cap U.S. companies and foreign companies. The Base Portion seeks to achieve current income through its investments in Underlying Portfolios that invest in fixed income securities, which include both U.S. and foreign investment grade securities, as well as high-yield, high-risk bonds (commonly known as "junk bonds").

For additional information about the Portfolio's investment strategies and the names of the Underlying Portfolios in which the Portfolio may invest, please see "Additional Information about the Portfolio's Investment Strategies" in the Prospectus.

Pacific Investment Management Company LLC (the "Subadviser") is responsible for managing the Overlay Portion, including the management of the fixed-income collateral. The Overlay Portion, which comprises the remaining 30% of the Portfolio's total assets, in its neutral state will provide the Portfolio with an additional 30% exposure to the equity markets utilizing equity derivative instruments, which primarily include stock index futures. The Portfolio may also achieve equity exposure through stock index options, options on stock index futures, and stock index swaps. Because equity derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, the remainder of the assets in the Overlay Portion will be invested in a variety of fixed-income instruments. For more information about these derivative instruments in which the Portfolio may invest, please see "Investment Strategies and Risks" in the Statement of Additional Information.

The Portfolio's investment in equity derivative instruments will be used to increase or decrease the Portfolio's overall equity exposure, and therefore, its volatility. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. Volatility may result from rapid and dramatic price swings. The Subadviser may adjust the Portfolio's equity exposure within a range from approximately 10% to 70%. For example, when the market is in a state of higher volatility, the Subadviser may decrease the Portfolio's equity exposure by holding fewer equity index futures or by taking a short position in equity derivative instruments. A short sale involves the sale by the Portfolio of a security or instrument it does not own with the expectation of purchasing the same security or instrument at a later date at a lower price. When the Portfolio's total equity exposure exceeds 60% the Portfolio may be exposed to leverage. The Subadviser will target an annualized volatility level for the Portfolio of 10%, but will allow volatility to drift between 8% and 12% before any actions are taken to adjust the Portfolio's equity exposure.

In addition to managing the Portfolio’s overall equity exposure as described above, the Subadviser will, within established guidelines, manage the approximately 30% of the Portfolio allocated as collateral in an attempt to enhance the Overlay Portion’s total return as well as balance the sources of risk in the Portfolio. The Subadviser will manage the collateral against an index blended to 60% Barclays Treasury Index/40% Barclays 20-Year U.S. Treasury Index. The blended index is customized to approximate a 10- year duration and the Subadviser has the flexibility to vary duration within two years. The fixed-income instruments will be rated investment grade or higher by a nationally recognized statistical ratings organization, or, if unrated, determined by the Subadviser to be of comparable quality. At least 50% of the Overlay Portion’s assets will be invested in cash bonds issued by the U.S. Government and its agencies with same day or next day settlement. At least 75% of the Overlay Portion’s assets will be invested in securities linked to U.S. Treasuries and interest rates, including, but not limited to cash bonds, repurchase agreements, money market securities and derivatives. The Subadviser is also permitted to invest up to 25% of the Overlay Portion’s assets in other fixed-income securities, including, but not limited to, mortgage-related and asset-backed securities. The Subadviser may also invest in forward commitment, when-issued, or delayed delivery securities.

The Overlay Portion may invest up to 15% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Overlay Portion will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Overlay Portion may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

The following chart sets forth the target allocations set by MetLife Advisers, as of April 30, 2012, to equity and fixed income securities. You should note that these percentages do not directly correspond to investment in equity and fixed income Underlying Portfolios because each Underlying Portfolio may contain one or more asset classes (for example, equity and fixed income) and each Underlying Portfolio may contain various subsets of an asset class (for example, small cap, mid cap and foreign securities). Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio's actual allocations could vary substantially from the target allocations due to both market valuation changes and the Subadviser's management of the Overlay Portion in response to volatility changes.

Asset Class		% of Total Portfolio
Equity	60%
U.S. Large Cap		34%
U.S. Mid Cap		8%
U.S. Small Cap		5%
Foreign Equity		13%
Fixed Income	40%
U.S. Investment Grade		32%
U.S. High Yield		4%
Foreign Fixed Income		4%

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. Market risk is both a direct and indirect risk of investing in the Portfolio. The Portfolio’s or an Underlying Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio or an Underlying Portfolio.

Derivatives Risk. Derivatives risk is both a direct and indirect risk of investing in the Portfolio. The Portfolio or Underlying Portfolios may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s or an Underlying Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio or an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s or an Underlying Portfolio’s volatility and may require such Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Leveraging Risk. Leveraging risk is a direct risk of investing in the Portfolio. Derivatives and other transactions that give rise to leverage may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged. Leveraging also may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leveraging may expose the Portfolio to losses in excess of the amounts invested or borrowed.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk. Forward commitment, when-issued and delayed delivery securities risk is both a direct and indirect risk of investing in the Portfolio. Investments in forward commitments, when-issued and delayed delivery securities are subject to the risk that the value or yield of the securities the Portfolio or Underlying Portfolio is obligated to purchase may decline below the agreed upon purchase price or expected yield before the securities are actually issued or delivered. These investments may create a form of investment leverage, which may increase the Portfolio’s or Underlying Portfolio’s volatility and may require the Portfolio or Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Interest Rate Risk. Interest rate risk is both a direct and indirect risk of investing in the Portfolio. The value of the Portfolio’s or an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The Portfolio’s fixed-income portion will normally have a greater maturity or duration than will its benchmark. The interest earned on the Portfolio’s or an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. Credit and counterparty risk is both a direct and indirect risk of investing in the Portfolio. The value of the Portfolio’s or an Underlying Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio or an Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio or an Underlying Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio or an Underlying Portfolio.

Repurchase Agreement Risk. Repurchase agreement risk is both a direct and indirect risk of investing in the Portfolio. Repurchase agreements are subject to credit and counterparty risk. In the event a counterparty defaults, becomes insolvent or otherwise becomes unable or unwilling to honor its obligation to the Portfolio or an Underlying Portfolio, the Portfolio or Underlying Portfolio may incur delays or restrictions on its ability to dispose of the underlying securities and lose all or a part of the income from the repurchase agreement.

Foreign Investment Risk. Foreign investment risk is both a direct and indirect risk of investing in the Portfolio. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Short Sale and Short Position Risk. The Portfolio or an Underlying Portfolio will incur a loss from a short sale or short position if the value of the security sold short or the reference instrument, in the case of a short position, increases after the time the Portfolio or Underlying Portfolio entered into the short sale or short position. Short sales and short positions generally involve a form of leverage, which can exaggerate a Portfolio’s or Underlying Portfolio’s losses, and short positions also may involve credit and counterparty risk. A Portfolio or Underlying Portfolio that engages in a short sale or short position may lose more money than the actual cost of the short sale or short position and its potential losses may be unlimited if the Portfolio or Underlying Portfolio does not own the security sold short or the reference instrument and it is unable to close out of the short sale or short position. Any gain from a short sale or short position will be offset in whole or in part by the transaction costs associated with the short sale or short position.

Mortgage-backed and Asset-backed Securities Risk. Mortgage-backed and asset-backed securities risk is both a direct and indirect risk of investing in the Portfolio. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio or an Underlying Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio or an Underlying Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio or an Underlying Portfolio receiving payments of principal or interest may be substantially limited.

TIPS and Inflation-Linked Bonds Risk. The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including Treasury Inflation Protected Securities, may experience greater losses than other fixed income securities with similar durations.

Portfolio Turnover Risk. The investment techniques and strategies utilized by the Portfolio and Underlying Portfolios might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s and Underlying Portfolios’ transaction costs, which can adversely affect the Portfolio’s performance and the returns on the Portfolio’s investments in those Underlying Portfolios.

Other direct risks of investing in the Portfolio also include:

Performance Risk. The investment performance of a Portfolio that invests a significant percentage of its assets in Underlying Portfolios may be adversely affected if the Underlying Portfolios are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios.

Asset Allocation Risk. The Portfolio’s ability to achieve its investment objective depends upon MetLife Advisers’ analysis of various factors and MetLife Advisers’ ability to select the appropriate mix of asset classes based on its analysis of such factors, which may prove incorrect. The Portfolio may experience losses or poor relative performance if MetLife Advisers allocates a significant portion of the Portfolio’s assets to an asset class that does not perform as MetLife Advisers anticipated, including relative to other asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Past Performance
The Portfolio commenced operations on May 2, 2011. As a result, it does not have a significant operating history.

Pyramis Government Income Portfolio
Pyramis® Government Income Portfolio PORTFOLIO SUMMARY:
Investment Objective
Seeks a high level of current income, consistent with preservation of principal.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the period ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Pyramis Government Income Portfolio Class B
Shareholder Fees (fees paid directly from your investment)	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses	Pyramis Government Income Portfolio Class B
Management Fee	0.46%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.13%
Total Annual Portfolio Operating Expenses	0.84%

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Pyramis Government Income Portfolio Class B
1 Year	86
3 Years	269
5 Years	468
10 Years	1,040

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal period from inception on May 2, 2011 to December 31, 2011, the Portfolio’s portfolio turnover rate was 365.8% of the average value of its portfolio.

Principal Investment Strategies

Pyramis Global Advisors, LLC (“Pyramis”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s assets in U.S. Government securities and instruments related to U.S. Government securities, such as repurchase agreements on such securities. Certain issuers of U.S. Government securities are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury. Pyramis may also invest the Portfolio’s assets in mortgage-backed and asset-backed securities.

Pyramis uses a blended index comprised of 40% Barclays U.S. Treasury 5+ Year Index/25% Barclays U.S. Agency Index/35% Barclays U.S. MBS Index as a guide in structuring the Portfolio and selecting its investments. Pyramis manages the Portfolio to have similar overall interest rate risk to the blended index.

Pyramis considers other factors when selecting the Portfolio’s investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the Portfolio’s exposure to various risks, including interest rate risk, Pyramis considers, among other things, the market’s overall risk characteristics, the market’s current pricing of those risks, information on the Portfolio’s competitive universe and internal views of potential future market conditions.

Pyramis allocates the Portfolio’s assets among different market sectors (for example, U.S. Treasury or U.S. Government agency securities) and different maturities based on its view of the relative value of each sector or maturity.

Pyramis may engage in transactions that have a leveraging effect on the Portfolio, including investments in derivatives, regardless of whether the Portfolio may own the asset, instrument or components of the index underlying the derivative, and forward-settling securities. Pyramis may invest a significant portion of the Portfolio’s assets in these types of investments. Pyramis may also invest in mortgage dollar roll transactions. Mortgage dollar rolls are transactions in which the Portfolio sells securities for delivery in the current month and simultaneously contracts with the same counter-party to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. Finally, Pyramis may engage in the short selling of securities. For more information about the types of investments in which the Portfolio may invest, please see “Investment Strategies and Risks” in the Statement of Additional Information.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Interest Rate Risk. The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

Repurchase Agreement Risk. Repurchase agreements are subject to credit and counterparty risk. In the event a counterparty defaults, becomes insolvent or otherwise becomes unable or unwilling to honor its obligation to the Portfolio, the Portfolio may incur delays or restrictions on its ability to dispose of the underlying securities and lose all or a part of the income from the repurchase agreement.

Short Sale and Short Position Risk. The Portfolio will incur a loss from a short sale or short position if the value of the security sold short or the reference instrument, in the case of a short position, increases after the time the Portfolio entered into the short sale or short position. Short sales and short positions generally involve a form of leverage, which can exaggerate a Portfolio’s losses, and short positions also may involve credit and counterparty risk. A Portfolio that engages in a short sale or short position may lose more money than the actual cost of the short sale or short position and its potential losses may be unlimited if the Portfolio does not own the security sold short or the reference instrument and it is unable to close out of the short sale or short position. Any gain from a short sale or short position will be offset in whole or in part by the transaction costs associated with the short sale or short position.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk. Investments in forward commitments, when-issued and delayed delivery securities are subject to the risk that the value or yield of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price or expected yield before the securities are actually issued or delivered. These investments may create a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Mortgage Dollar Roll Transactions Risk. Mortgage dollar roll transactions are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price. In addition, the Portfolio may incur higher expenses if its mortgage dollar roll transactions lead to higher portfolio turnover. These transactions also may subject the Portfolio to a form of investment leverage.

TIPS and Inflation-Linked Bonds Risk. The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including Treasury Inflation Protected Securities, may experience greater losses than other fixed income securities with similar durations.

Portfolio Turnover Risk. The Portfolio may engage in active and frequent trading of portfolio securities in an attempt to achieve its investment objectives. High portfolio turnover rates that are associated with active and frequent trading may result in higher transaction costs, which can adversely affect the Portfolio’s performance.

Past Performance
The Portfolio commenced operations on May 2, 2011. As a result, it does not have a significant operating history.

Met/Franklin Low Duration Total Return Portfolio
Met/Franklin Low Duration Total Return Portfolio PORTFOLIO SUMMARY:
Investment Objective
To provide a high level of current income, while seeking preservation of shareholders’ capital.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the period ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Met/Franklin Low Duration Total Return Portfolio (USD $)	Class A	Class B
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses Met/Franklin Low Duration Total Return Portfolio		Class A	Class B
Management Fee		0.50%	0.50%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.09%	0.09%
Total Annual Portfolio Operating Expenses		0.59%	0.84%
Contractual Fee Waiver	[1]	0.03%	0.03%
Total Annual Portfolio Operating Expenses After Fee Waiver		0.56%	0.81%
[1]	MetLife Advisers, LLC has contractually agreed, for the period from April 30, 2012 through April 30, 2013, to waive a portion of the Management Fee reflecting the difference, if any, between the subadvisory fee payable by MetLife Advisers to Franklin Advisers that is calculated based solely on the assets of the Portfolio and the fee that is calculated when the Portfolio's assets are aggregated with those of certain other portfolios. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that all fee waivers remain in effect only for the period ending April 30, 2013. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Met/Franklin Low Duration Total Return Portfolio (USD $)	Class A	Class B
1 Year	57	83
3 Years	186	266
5 Years	327	465
10 Years	737	1,038

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal period from inception on April 29, 2011 to December 31, 2011, the Portfolio’s portfolio turnover rate was 75.5% of the average value of its portfolio.

Principal Investment Strategies

Franklin Advisers, Inc. (“Franklin Advisers”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily in investment grade debt securities and investments (as defined below), including government and corporate debt securities, mortgage- and asset-backed securities, investment grade corporate loans, municipal securities and futures with reference securities that are investment grade, targeting an estimated average portfolio duration of three (3) years or less. Duration is a measure of the expected price volatility of a debt instrument as a result of changes in market rates of interest, based on the weighted average timing of the instrument’s expected principal and interest payments and other factors.

Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities. Some of the mortgage securities purchased by the Portfolio are issued or guaranteed by the U.S. government, its agencies or instrumentalities; others are issued by private issuers. The Portfolio may also invest in mortgage dollar rolls, through which the Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the period between the sale and repurchase, the Portfolio forgoes principal and interest paid on the mortgage-backed securities. In addition, the Portfolio may invest a portion of its assets in corporate loans made to, or issued by, borrowers that are U.S. companies, foreign borrowers and U.S. subsidiaries of foreign borrowers and that typically have floating interest rates.

In choosing investments, Franklin Advisers selects securities in various market sectors based on its assessment of changing economic, market, industry and issuer conditions. Franklin Advisers uses a “top-down” analysis of macroeconomic trends, combined with a “bottom-up” fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events. Franklin Advisers evaluates business cycles, changes in yield curves and apparent imbalances in values between and within markets. These factors can impact both income and potential for capital appreciation.

The Portfolio focuses on investment grade securities and investments or in unrated securities and investments that Franklin Advisers determines are comparable. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor’s (S&P®) (rated BBB or better) or Moody’s Investors Service (Moody’s) (rated Baa or higher) are considered investment grade. Securities rated Ba or lower by Moody’s or BB or lower by S&P® are considered to be below investment grade. The Portfolio may invest up to 20% of its total assets in high yield debt securities (commonly referred to as “junk bonds”), including up to 5% in securities rated lower than B by S&P® or Moody’s, which may include defaulted securities. The Portfolio may invest up to 25% of its total assets in foreign securities, including up to 20% of its total assets in non-U.S. dollar denominated securities and up to 10% of its total assets in emerging market securities.

To pursue its investment goals, the Portfolio regularly enters into (which may include purchasing or selling) various derivative transactions, including currency and cross-currency forwards, currency, currency index, bond and interest rate futures contracts and options thereon and swap agreements (including currency, interest rate and credit default swaps) and options thereon. The use of these derivative transactions may allow the Portfolio to obtain net long or short exposures to select currencies, interest rates, countries, duration or credit risks. These derivatives may be used to enhance Portfolio returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Interest Rate Risk. The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Credit Default Swap Risk. Credit default swaps may increase credit and counterparty risk (depending on whether the Portfolio is the buyer or seller of the swaps), and they may in some cases be illiquid. Credit default swaps also may be difficult to trade or value, especially in the event of market disruptions. Credit default swap transactions in which the Portfolio is the seller may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

Mortgage Dollar Roll Transactions Risk. Mortgage dollar roll transactions are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price. In addition, the Portfolio may incur higher expenses if its mortgage dollar roll transactions lead to higher portfolio turnover. These transactions also may subject the Portfolio to a form of investment leverage.

Short Sale and Short Position Risk. The Portfolio will incur a loss from a short sale or short position if the value of the security sold short or the reference instrument, in the case of a short position, increases after the time the Portfolio entered into the short sale or short position. Short sales and short positions generally involve a form of leverage, which can exaggerate a Portfolio’s losses, and short positions also may involve credit and counterparty risk. A Portfolio that engages in a short sale or short position may lose more money than the actual cost of the short sale or short position and its potential losses may be unlimited if the Portfolio does not own the security sold short or the reference instrument and it is unable to close out of the short sale or short position. Any gain from a short sale or short position will be offset in whole or in part by the transaction costs associated with the short sale or short position.

Bank Loan Risk. Investments in bank loans expose the Portfolio to interest rate risk and the credit and counterparty risk of the underlying borrowers of those loans. No active trading market may exist for certain loans. Moreover, adverse market conditions may impair the liquidity of some actively traded loans. The Portfolio may have difficulty valuing and selling bank loans that are illiquid or are less actively traded. Bank loans are also subject to the risk that issuers will prepay the principal more quickly than expected, which could cause the Portfolio to reinvest the repaid principal in investments with lower yields, thereby exposing the Portfolio to a lower rate of return. The Portfolio’s investments in below investment grade loans and other debt securities expose the Portfolio to greater market risk and credit and counterparty risk than a portfolio that invests only in investment grade loans and debt securities. Lower rated securities also may be subject to greater price volatility than higher rated investments.

Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The Portfolio commenced operations on April 29, 2011. As a result, it does not have a significant operating history.

For information on Franklin Advisers’ prior performance with a comparable fund, please see “Additional Information about Management—The Subadviser” in the Prospectus.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	MET INVESTORS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001126087
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 30, 2012
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Invesco Small Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Invesco Small Cap Growth Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 40.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.20%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that all fee waivers remain in effect only for the period ending April 30, 2013. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Invesco Advisers, Inc. ("Invesco"), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio's assets in securities of small-cap companies. In complying with this 80% investment requirement, the Portfolio will invest primarily in marketable equity securities. The Portfolio considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month, within the range of market capitalizations of companies included in the Russell 2000 Index.

The Portfolio may invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges. The Portfolio may also invest up to 25% of its total assets in foreign securities. For risk management purposes, the Portfolio may hold a portion of its assets in cash or cash equivalents, including money market instruments.

In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that constrains the Portfolio's industry group weightings within a specific range versus the industry group weightings of the Russell 2000 Growth Index, which the portfolio managers believe represents the small cap growth asset class. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.

■

Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry.

■	Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.

■

Timeliness analysis is used to help identify the "timeliness" of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the Portfolio.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	2nd — 2003	20.75%
Lowest Quarter	4th — 2008	-26.80%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Invesco Small Cap Growth Portfolio | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.88%
Contractual Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.86%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	280
5 Years	rr_ExpenseExampleYear05	488
10 Years	rr_ExpenseExampleYear10	1,086
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.85%)
5 Years	rr_AverageAnnualReturnYear05	2.86%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2002
Invesco Small Cap Growth Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.13%
Contractual Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.11%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	114
3 Years	rr_ExpenseExampleYear03	359
5 Years	rr_ExpenseExampleYear05	623
10 Years	rr_ExpenseExampleYear10	1,379
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(27.50%)
2003	rr_AnnualReturn2003	38.86%
2004	rr_AnnualReturn2004	6.43%
2005	rr_AnnualReturn2005	8.27%
2006	rr_AnnualReturn2006	14.18%
2007	rr_AnnualReturn2007	11.07%
2008	rr_AnnualReturn2008	(38.73%)
2009	rr_AnnualReturn2009	33.82%
2010	rr_AnnualReturn2010	26.18%
2011	rr_AnnualReturn2011	(1.08%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.80%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.08%)
5 Years	rr_AverageAnnualReturnYear05	2.60%
10 Years	rr_AverageAnnualReturnYear10	4.18%
Since Inception	rr_AverageAnnualReturnSinceInception
Invesco Small Cap Growth Portfolio | Class E
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.03%
Contractual Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.01%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	327
5 Years	rr_ExpenseExampleYear05	569
10 Years	rr_ExpenseExampleYear10	1,262
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.00%)
5 Years	rr_AverageAnnualReturnYear05	2.69%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2002
Invesco Small Cap Growth Portfolio | Russell 2000 Growth Index (reflects no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.91%)
5 Years	rr_AverageAnnualReturnYear05	2.09%
10 Years	rr_AverageAnnualReturnYear10	4.48%
Since Inception	rr_AverageAnnualReturnSinceInception
American Funds Balanced Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Funds® Balanced Allocation Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	A balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”) but do reflect the fees and expenses of the investment companies in which the Portfolio invests (the “Underlying Portfolios”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio, which operates as a fund of funds, does not pay transaction costs when it buys and sells shares of Underlying Portfolios (or “turns over” its portfolio). An Underlying Portfolio pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Underlying Portfolios and the Portfolio. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 7.2% of the average value of its portfolio. Some of the Underlying Portfolios, however, may have portfolio turnover rates as high as 100% or more.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.20%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock
As an investor in an Underlying Portfolio, the Portfolio bears its pro-rata portion of the operating expenses of that Underlying Portfolio, including such Underlying Portfolio’s management fee. The percentage shown for Acquired Fund (Underlying Portfolio) Fees and Expenses shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the relevant Underlying Portfolios during the last fiscal year.

Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the Underlying Portfolios, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will invest substantially all of its assets in shares of the Underlying Portfolios, which are currently funds of the American Funds Insurance Series®, but may in the future include other funds within the American Fund family that are not part of the American Funds Insurance Series. The Portfolio has a target allocation between the two broad asset classes (equity and fixed income). MetLife Advisers, LLC (“MetLife Advisers”), the adviser to the Portfolio, establishes specific target investment percentages for the broad asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those asset classes. MetLife Advisers then selects the Underlying Portfolios in which the Portfolio invests based on, among other factors, the Underlying Portfolios’ investment objectives, policies, investment process and portfolio analytical and management personnel.

Under normal circumstances, the Portfolio primarily invests in Underlying Portfolios that may hold large cap, small cap, mid cap or foreign equity securities and also invests in Underlying Portfolios that hold fixed income securities in accordance with target allocations of 65% to equity securities and 35% to fixed income securities.

The following chart describes the target allocations, as of April 30, 2012, between equity and fixed income securities. You should note that these percentages do not directly correspond to investment in the Underlying Portfolios because each Underlying Portfolio may contain one or more asset classes (e.g., equity and fixed income) and each Underlying Portfolio may contain various subsets of an asset class (e.g., small cap, mid cap and foreign securities). Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, the actual allocations to equity and fixed income securities may vary from the Portfolio’s target allocations in the chart below. Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio’s actual allocations could vary substantially from the target allocations due to market valuation changes.

Asset Class		Target Allocation
Equity	65%
Domestic Equity		46%
Foreign Equity		19%
Fixed Income	35%
U.S. Investment Grade		27%
U.S. High Yield		4%
Foreign Fixed Income		4%

The “Foreign Equity” allocation shown above may be invested in foreign equity securities of any capitalization or country but primarily will be invested in larger capitalization companies of developed countries, and the “Foreign Fixed Income” allocation shown above may be invested in foreign fixed securities of any credit quality but primarily will be invested in investment grade debt.

The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest in equity securities. These investments may include Underlying Portfolios that invest mainly in stocks of large established U.S. companies as well, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential.

The Portfolio seeks to achieve current income through its investments in Underlying Portfolios that invest in fixed income securities. These investments may include Underlying Portfolios that invest exclusively in bonds of U.S. issuers. The Portfolio may invest in Underlying Portfolios that invest in U.S. and foreign investment-grade securities, as well as Underlying Portfolios that invest in high-yield, high-risk bonds.

Periodically, MetLife Advisers will evaluate the Portfolio’s allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to the Portfolio’s risk profile. It is anticipated that changes between the broad asset classes will be within a range of plus or minus 10%. Concurrently, MetLife Advisers will consider whether to make changes to the Portfolio’s investments in any of the Underlying Portfolios.

For additional information about the Portfolio’s investment strategies, the names of the Underlying Portfolios in which the Portfolio may invest, and the actual allocation percentages of the Portfolio’s investments in the Underlying Portfolios as of the end of the prior quarter, please see “Additional Information about the Portfolio’s Investment Strategies” in the Prospectus.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objectives. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Direct risks of investing in the Portfolio include:

Performance Risk. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios may be adversely affected if the Underlying Portfolios are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios.

Asset Allocation Risk. The Portfolio’s ability to achieve its investment objective depends upon MetLife Advisers’ analysis of various factors and MetLife Advisers’ ability to select the appropriate mix of asset classes based on its analysis of such factors, which may prove incorrect. The Portfolio may experience losses or poor relative performance if MetLife Advisers allocates a significant portion of the Portfolio’s assets to an asset class that does not perform as MetLife Advisers anticipated, including relative to other asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk. An Underlying Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying Portfolio.

Interest Rate Risk. The value of an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. The value of an Underlying Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by an Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with an Underlying Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to an Underlying Portfolio.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style.

Mortgage-backed and Asset-backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause an Underlying Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by an Underlying Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of an Underlying Portfolio receiving payments of principal or interest may be substantially limited.

Portfolio Turnover Risk. The investment techniques and strategies utilized by the Underlying Portfolios might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Underlying Portfolios’ transaction costs, which can adversely affect the returns on the Portfolio’s investments in those Underlying Portfolios.

Derivatives Risk. An Underlying Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase an Underlying Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase an Underlying Portfolio’s volatility and may require the Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	2nd — 2009	14.37%
Lowest Quarter	3rd — 2011	-11.18%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
American Funds Balanced Allocation Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.06%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.69%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	71
3 Years	rr_ExpenseExampleYear03	221
5 Years	rr_ExpenseExampleYear05	385
10 Years	rr_ExpenseExampleYear10	861
Bar Chart Table:	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	30.06%
2010	rr_AnnualReturn2010	12.40%
2011	rr_AnnualReturn2011	(1.79%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.18%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.79%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
American Funds Balanced Allocation Portfolio | Class C
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.06%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.99%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	317
5 Years	rr_ExpenseExampleYear05	549
10 Years	rr_ExpenseExampleYear10	1,217
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.13%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
American Funds Balanced Allocation Portfolio | Dow Jones Moderate Index (reflects no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.28%
Since Inception	rr_AverageAnnualReturnSinceInception	2.09%
American Funds Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Funds® Bond Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To maximize current income and preserve capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below reflect aggregate annual operating expenses of the Portfolio and the investment company in which the Portfolio invests (the “Bond Fund”). The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio, which operates as a feeder fund, does not pay transaction costs when it buys and sells shares of the Bond Fund (or “turns over” its portfolio). The Bond Fund pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Bond Fund and the Portfolio. During the most recent fiscal year, the Bond Fund’s portfolio turnover rate was 163% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	163.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock
As an investor in the Bond Fund, the Portfolio bears its pro-rata portion of the operating expenses of the Bond Fund, including the Bond Fund’s management fee. The percentage shown for Acquired Fund (Bond Fund) Fees and Expenses shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the Bond Fund during the last fiscal year.

Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the Bond Fund, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio operates as a “feeder fund” which means that it does not buy investment securities directly. Instead, the Portfolio invests in a “master fund,” the Bond Fund, a fund of the American Funds Insurance Series®, which in turn purchases investment securities. The Portfolio has essentially the same investment objectives and limitations as the Bond Fund. The Bond Fund has other shareholders, each of whom will pay their proportionate share of the Bond Fund’s expenses. The Portfolio invests all of its assets in shares of the Bond Fund.

Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities. The Bond Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB- or better by nationally recognized statistical rating organizations (“NRSROs”) designated by the Bond Fund’s investment adviser, or unrated but determined to be of equivalent quality by the Bond Fund’s investment adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgage and other assets. The Bond Fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs or unrated but determined by the Bond Fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The Bond Fund may invest in debt securities of issuers domiciled outside the United States without limit; however, only up to 20% of the Bond Fund’s assets may be invested in securities denominated in currencies other than the U.S. dollar. The Bond Fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objectives. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks of the Bond Fund, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Bond Fund’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Bond Fund.

Interest Rate Risk. The value of the Bond Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Bond Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. The value of the Bond Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Bond Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Bond Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Bond Fund.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Convertible Securities Risk. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Bond Fund.

Mortgage-backed and Asset-backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Bond Fund to invest the proceeds in less attractive investments or increase the volatility of its prices. To the extent mortgage-backed and asset-backed securities held by the Bond Fund are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Bond Fund receiving payments of principal or interest may be substantially limited.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class C shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	2nd — 2009	5.83%
Lowest Quarter	4th — 2010	-1.48%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
American Funds Bond Portfolio | Class C
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.36%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.95%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	304
5 Years	rr_ExpenseExampleYear05	528
10 Years	rr_ExpenseExampleYear10	1,171
Bar Chart Table:	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	12.12%
2010	rr_AnnualReturn2010	6.10%
2011	rr_AnnualReturn2011	5.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.48%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.79%
Since Inception	rr_AverageAnnualReturnSinceInception	3.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
American Funds Bond Portfolio | Barclays U.S. Aggregate Bond Index (reflects no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.63%
American Funds Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Funds® Growth Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To achieve growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below reflect aggregate annual operating expenses of the Portfolio and the investment company in which the Portfolio invests (the “Growth Fund”). The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio, which operates as a feeder fund, does not pay transaction costs when it buys and sells shares of the Growth Fund (or “turns over” its portfolio). The Growth Fund pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Growth Fund and the Portfolio. During the most recent fiscal year, the Growth Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock
As an investor in the Growth Fund, the Portfolio bears its pro-rata portion of the operating expenses of the Growth Fund, including the Growth Fund’s management fee. The percentage shown for Acquired Fund (Growth Fund) Fees and Expenses shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the Growth Fund during the last fiscal year.

Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the Growth Fund, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio operates as a “feeder fund” which means that it does not buy investment securities directly. Instead, the Portfolio invests in a “master fund,” the Growth Fund, a fund of the American Funds Insurance Series®, which in turn purchases investment securities. The Portfolio has essentially the same investment objectives and limitations as the Growth Fund. The Growth Fund has other shareholders, each of whom will pay their proportionate share of the Growth Fund’s expenses. The Portfolio invests all of its assets in shares of the Growth Fund.

The Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Growth Fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks of the Growth Fund, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Growth Fund’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Growth Fund.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Growth Fund may outperform or underperform other funds that employ a different investment style.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class C shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	2nd — 2009	18.46%
Lowest Quarter	3rd — 2011	-16.89%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
American Funds Growth Portfolio | Class C
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.91%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	93
3 Years	rr_ExpenseExampleYear03	291
5 Years	rr_ExpenseExampleYear05	506
10 Years	rr_ExpenseExampleYear10	1,123
Bar Chart Table:	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	38.89%
2010	rr_AnnualReturn2010	18.33%
2011	rr_AnnualReturn2011	(4.60%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.89%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.48%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
American Funds Growth Portfolio | S&P 500 Index (reflects no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.62%)
American Funds Growth Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Funds® Growth Allocation Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”) but do reflect the fees and expenses of the investment companies in which the Portfolio invests (the “Underlying Portfolios”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio, which operates as a fund of funds, does not pay transaction costs when it buys and sells shares of Underlying Portfolios (or “turns over” its portfolio). An Underlying Portfolio pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Underlying Portfolios and the Portfolio. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 8.1% of the average value of its portfolio. Some of the Underlying Portfolios, however, may have portfolio turnover rates as high as 100% or more.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.10%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	As an investor in an Underlying Portfolio, the Portfolio bears its pro-rata portion of the operating expenses of that Underlying Portfolio, including such Underlying Portfolio’s management fee. The percentage shown for Acquired Fund (Underlying Portfolio) Fees and Expenses shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the relevant Underlying Portfolios during the last fiscal year.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the Underlying Portfolios, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will invest substantially all of its assets in shares of the Underlying Portfolios, which are currently funds of the American Funds Insurance Series®, but may in the future include other funds within the American Fund family that are not part of the American Funds Insurance Series. The Portfolio has a target allocation between the two broad asset classes (equity and fixed income). MetLife Advisers, LLC (“MetLife Advisers”), the adviser to the Portfolio, establishes specific target investment percentages for the broad asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those assets classes. MetLife Advisers then selects the Underlying Portfolios in which the Portfolio invests based on, among other factors, the Underlying Portfolios’ investment objectives, policies, investment process and portfolio analytical and management personnel.

Under normal circumstances, the Portfolio primarily invests in Underlying Portfolios that may hold large cap, small cap, mid cap or foreign equity securities and also invests in Underlying Portfolios that hold fixed income securities in accordance with target allocations of 85% to equity securities and 15% to fixed income securities.

The following chart describes the target allocations, as of April 30, 2012, between equity and fixed income securities. You should note that these percentages do not directly correspond to investment in the Underlying Portfolios because each Underlying Portfolio may contain one or more asset classes (e.g., equity and fixed income) and each Underlying Portfolio may contain various subsets of an asset class (e.g., small cap, mid cap and foreign securities). Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, the actual allocations to equity and fixed income securities may vary from the Portfolio’s target allocations in the chart below. Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio’s actual allocations could vary substantially from the target allocations due to market valuation changes.

Asset Class		Target Allocation
Equity	85%
Domestic Equity		60%
Foreign Equity		25%
Fixed Income	15%
U.S. Investment Grade		9%
U.S. High Yield		3%
Foreign Fixed Income		3%

The “Foreign Equity” allocation shown above may be invested in foreign equity securities of any capitalization or country but primarily will be invested in larger capitalization companies of developed countries, and the “Foreign Fixed Income” allocation shown above may be invested in foreign fixed securities of any credit quality but primarily will be invested in investment grade debt.

The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest in equity securities. These investments may include Underlying Portfolios that invest mainly in stocks of large established U.S. companies as well, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential. The Portfolio seeks to achieve capital growth secondarily through its investments in Underlying Portfolios that invest in fixed income securities. These investments may include Underlying Portfolios that invest exclusively in bonds of U.S. issuers. The Portfolio may invest in Underlying Portfolios that invest substantially all of their assets in U.S. government securities, as well as Underlying Portfolios that invest in investment grade and high-yield, high-risk bonds.

Periodically, MetLife Advisers will evaluate the Portfolio’s allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to the Portfolio’s risk profile. It is anticipated that changes between the broad asset classes will be within a range of plus or minus 10%. Concurrently, MetLife Advisers will consider whether to make changes to the Portfolio’s investments in any of the Underlying Portfolios.

For additional information about the Portfolio’s investment strategies, the names of the Underlying Portfolios in which the Portfolio may invest, and the actual allocation percentages of the Portfolio’s investments in the Underlying Portfolios as of the end of the prior quarter, please see “Additional Information about the Portfolio’s Investment Strategies” in the Prospectus.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Direct risks of investing in the Portfolio include:

Performance Risk. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios may be adversely affected if the Underlying Portfolios are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios.

Asset Allocation Risk. The Portfolio’s ability to achieve its investment objective depends upon MetLife Advisers’ analysis of various factors and MetLife Advisers’ ability to select the appropriate mix of asset classes based on its analysis of such factors, which may prove incorrect. The Portfolio may experience losses or poor relative performance if MetLife Advisers allocates a significant portion of the Portfolio’s assets to an asset class that does not perform as MetLife Advisers anticipated, including relative to other asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk. An Underlying Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying Portfolio.

Interest Rate Risk. The value of an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. The value of an Underlying Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by an Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with an Underlying Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to an Underlying Portfolio.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style.

Mortgage-backed and Asset-backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause an Underlying Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by an Underlying Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of an Underlying Portfolio receiving payments of principal or interest may be substantially limited.

Portfolio Turnover Risk. The investment techniques and strategies utilized by the Underlying Portfolios might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Underlying Portfolios’ transaction costs, which can adversely affect the returns on the Portfolio’s investments in those Underlying Portfolios.

Derivatives Risk. An Underlying Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase an Underlying Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase an Underlying Portfolio’s volatility and may require the Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	2nd — 2009	16.92%
Lowest Quarter	3rd — 2011	-15.18%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
American Funds Growth Allocation Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.07%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.72%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	74
3 Years	rr_ExpenseExampleYear03	231
5 Years	rr_ExpenseExampleYear05	402
10 Years	rr_ExpenseExampleYear10	897
Bar Chart Table:	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	34.36%
2010	rr_AnnualReturn2010	13.78%
2011	rr_AnnualReturn2011	(4.41%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.18%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.57%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
American Funds Growth Allocation Portfolio | Class C
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.07%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.02%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	105
3 Years	rr_ExpenseExampleYear03	326
5 Years	rr_ExpenseExampleYear05	566
10 Years	rr_ExpenseExampleYear10	1,253
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.94%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
American Funds Growth Allocation Portfolio | Dow Jones Moderately Aggressive Index (reflects no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.63%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.66%
American Funds International Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Funds® International Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To achieve growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below reflect aggregate annual operating expenses of the Portfolio and the investment company in which the Portfolio invests (the “International Fund”). The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio, which operates as a feeder fund, does not pay transaction costs when it buys and sells shares of the International Fund (or “turns over” its portfolio). The International Fund pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the International Fund and the Portfolio. During the most recent fiscal year, the International Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock
As an investor in the International Fund, the Portfolio bears its pro-rata portion of the operating expenses of the International Fund, including the International Fund’s management fee. The percentage shown for Acquired Fund (International Fund) Fees and Expenses shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the International Fund during the last fiscal year.

Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the International Fund, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Portfolio operates as a “feeder fund” which means that it does not buy investment securities directly. Instead, the Portfolio invests in a “master fund,” the International Fund, a fund of the American Funds Insurance Series®, which in turn purchases investment securities. The Portfolio has essentially the same investment objectives and limitations as the International Fund. The International Fund has other shareholders, each of whom will pay their proportionate share of the International Fund’s expenses. The Portfolio invests all of its assets in shares of the International Fund.

The International Fund invests primarily in common stocks of companies located outside the United States that the International Fund’s investment adviser believes have the potential for growth. The International Fund normally invests a portion of its assets in common stocks and other securities of companies in emerging market countries.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks of the International Fund, which are described in more detail in “Primary Risks of Investing in this Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The International Fund’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by International Fund.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The International Fund may outperform or underperform other funds that employ a different investment style.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of two broad-based securities market indices. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class C shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns with index returns. For more information about indexes, please see “Index Descriptions” in the Prospectus. It is not possible to invest directly in an index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of two broad-based securities market indices.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	2nd — 2009	24.24%
Lowest Quarter	3rd — 2011	-21.92%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
American Funds International Portfolio | Class C
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.17%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	120
3 Years	rr_ExpenseExampleYear03	374
5 Years	rr_ExpenseExampleYear05	647
10 Years	rr_ExpenseExampleYear10	1,427
Bar Chart Table:	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	42.56%
2010	rr_AnnualReturn2010	6.89%
2011	rr_AnnualReturn2011	(14.28%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.92%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.93%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
American Funds International Portfolio | MSCI AC World (ex-U.S.) Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.91%)
American Funds International Portfolio | MSCI EAFE (Europe, Australasia, Far East) Index (Indices reflect no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.96%)
American Funds Moderate Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Funds® Moderate Allocation Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	A high total return in the form of income and growth of capital, with a greater emphasis on income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”) but do reflect the fees and expenses of the investment companies in which the Portfolio invests (the “Underlying Portfolios”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio, which operates as a fund of funds, does not pay transaction costs when it buys and sells shares of Underlying Portfolios (or “turns over” its portfolio). An Underlying Portfolio pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Underlying Portfolios and the Portfolio. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 6.5% of the average value of its portfolio. Some of the Underlying Portfolios, however, may have portfolio turnover rates as high as 100% or more.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.50%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock
As an investor in an Underlying Portfolio, the Portfolio bears its pro-rata portion of the operating expenses of that Underlying Portfolio, including such Underlying Portfolio’s management fee. The percentage shown for Acquired Fund (Underlying Portfolio) Fees and Expenses shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the relevant Underlying Portfolios during the last fiscal year.

Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the Underlying Portfolios, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividend and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will invest substantially all of its assets in shares of the Underlying Portfolios, which are currently funds of the American Funds Insurance Series®, but may in the future include other funds within the American Fund family that are not part of the American Funds Insurance Series. The Portfolio has a target allocation between the two broad asset classes (equity and fixed income). MetLife Advisers, LLC (“MetLife Advisers”), the adviser to the Portfolio, establishes specific target investment percentages for the broad asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those assets classes. MetLife Advisers then selects the Underlying Portfolios in which the Portfolio invests based on, among other factors, the Underlying Portfolios’ investment objectives, policies, investment process and portfolio analytical and management personnel.

Under normal circumstances, the Portfolio invests in Underlying Portfolios that may hold large cap, small cap, mid cap or foreign equity securities and also invests in Underlying Portfolios that hold fixed income securities in accordance with target allocations of 50% to equity securities and 50% to fixed income securities.

The following chart describes the target allocations, as of April 30, 2012 between equity and fixed income securities. You should note that these percentages do not directly correspond to investment in the Underlying Portfolios because each Underlying Portfolio may contain one or more asset classes (e.g., equity and fixed income) and each Underlying Portfolio may contain various subsets of an asset class (e.g., small cap, mid cap and foreign securities). Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, the actual allocations to equity and fixed income securities may vary from the Portfolio’s target allocations in the chart below. Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio’s actual allocations could vary substantially from the target allocations due to market valuation changes.

Asset Class		Target Allocation
Equity	50%
Domestic Equity		36%
Foreign Equity		14%
Fixed Income	50%
U.S. Investment Grade		41%
U.S. High Yield		5%
Foreign Fixed Income		4%

The “Foreign Equity” allocation shown above may be invested in foreign equity securities of any capitalization or country but primarily will be invested in larger capitalization companies of developed countries, and the “Foreign Fixed Income” allocation shown above may be invested in foreign fixed securities of any credit quality but primarily will be invested in investment grade debt.

The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest in equity securities. These investments may include Underlying Portfolios that invest mainly in stocks of large established U.S. companies as well, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential.

The Portfolio seeks to achieve current income through its investments in Underlying Portfolios that invest in fixed income securities. These investments may include Underlying Portfolios that invest exclusively in bonds of U.S. issuers. The Portfolio may invest in Underlying Portfolios that invest in U.S. and foreign investment-grade securities, as well as Underlying Portfolios that invest in high-yield, high-risk bonds.

Periodically, MetLife Advisers will evaluate the Portfolio’s allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to the Portfolio’s risk profile. It is anticipated that changes between the broad asset classes will be within a range of plus or minus 10%. Concurrently, MetLife Advisers will consider whether to make changes to the Portfolio’s investments in any of the Underlying Portfolios.

For additional information about the Portfolio’s investment strategies, the names of the Underlying Portfolios in which the Portfolio may invest, and the actual allocation percentages of the Portfolio’s investments in the Underlying Portfolios as of the end of the prior quarter, please see “Additional Information about the Portfolio’s Investment Strategies” in the Prospectus.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objectives. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Direct risks of investing in the Portfolio include:

Performance Risk. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios may be adversely affected if the Underlying Portfolios are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios.

Asset Allocation Risk. The Portfolio’s ability to achieve its investment objective depends upon MetLife Advisers’ analysis of various factors and MetLife Advisers’ ability to select the appropriate mix of asset classes based on its analysis of such factors, which may prove incorrect. The Portfolio may experience losses or poor relative performance if MetLife Advisers allocates a significant portion of the Portfolio’s assets to an asset class that does not perform as MetLife Advisers anticipated, including relative to other asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk. An Underlying Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying Portfolio.

Interest Rate Risk. The value of an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. The value of an Underlying Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by an Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with an Underlying Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to an Underlying Portfolio.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style.

Mortgage-backed and Asset-backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause an Underlying Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by an Underlying Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of an Underlying Portfolio receiving payments of principal or interest may be substantially limited.

Portfolio Turnover Risk. The investment techniques and strategies utilized by the Underlying Portfolios might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Underlying Portfolios’ transaction costs, which can adversely affect the returns on the Portfolio’s investments in those Underlying Portfolios.

Derivatives Risk. An Underlying Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase an Underlying Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase an Underlying Portfolio’s volatility and may require the Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	2nd — 2009	11.26%
Lowest Quarter	3rd — 2011	-7.46%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
American Funds Moderate Allocation Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.06%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.36%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.68%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	218
5 Years	rr_ExpenseExampleYear05	380
10 Years	rr_ExpenseExampleYear10	849
Bar Chart Table:	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	23.90%
2010	rr_AnnualReturn2010	10.15%
2011	rr_AnnualReturn2011	0.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.46%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.44%
Since Inception	rr_AverageAnnualReturnSinceInception	1.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
American Funds Moderate Allocation Portfolio | Class C
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.06%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.36%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.98%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	314
5 Years	rr_ExpenseExampleYear05	544
10 Years	rr_ExpenseExampleYear10	1,206
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.19%
Since Inception	rr_AverageAnnualReturnSinceInception	1.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
American Funds Moderate Allocation Portfolio | Dow Jones Moderate Index (reflects no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.28%
Since Inception	rr_AverageAnnualReturnSinceInception	2.09%
BlackRock High Yield Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BlackRock High Yield Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To maximize total return, consistent with income generation and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 98.7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	98.70%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
BlackRock Financial Management, Inc. (“BlackRock”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily in non-investment grade bonds with maturities of ten years or less. The Portfolio will normally invest at least 80% of its assets in high yield bonds, including convertible and preferred securities. The high yield securities (commonly called “junk bonds”) acquired by the Portfolio will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s Ratings Services or Ba or lower by Moody’s Investors Service, Inc.) or will be determined by BlackRock to be of similar quality. Split rated bonds will be considered to have the higher credit rating. The Portfolio may invest up to 20% of its assets in non-dollar denominated bonds of issuers located outside of the United States. The Portfolio’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis.

BlackRock evaluates sectors of the high yield market and individual bonds within these sectors. Securities are purchased for the Portfolio when BlackRock determines that they have the potential for above-average total return.

To add additional diversification, BlackRock can invest in a wide range of securities, including corporate bonds, mezzanine investments, collateralized bond obligations (“CBOs”), bank loans and mortgage-backed and asset-backed securities. The Portfolio can also invest, to the extent consistent with its investment goal, in non-U.S. and emerging market securities and currencies. The Portfolio may invest in securities of any rating, and may invest up to 10% of its assets (measured at the time of investment) in distressed securities that are in default or the issuers of which are in bankruptcy. These securities involve considerable risk and have significant uncertainties regarding the issuer’s current or future ability to make interest and principal payments. Typically, BlackRock will invest in distressed securities when it believes they are undervalued.

The BlackRock team may, when consistent with the Portfolio’s investment goal, buy or sell options or futures on a security or an index of securities, or enter into credit default swaps (up to 15% of its assets) and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such a reverse repurchase agreements or dollar rolls).

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Interest Rate Risk. The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Convertible Securities Risk. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Portfolio.

Bank Loan Risk. Investments in bank loans expose the Portfolio to interest rate risk and the credit and counterparty risk of the underlying borrowers of those loans. No active trading market may exist for certain loans. Moreover, adverse market conditions may impair the liquidity of some actively traded loans. The Portfolio may have difficulty valuing and selling bank loans that are illiquid or are less actively traded. Bank loans are also subject to the risk that issuers will prepay the principal more quickly than expected, which could cause the Portfolio to reinvest the repaid principal in investments with lower yields, thereby exposing the Portfolio to a lower rate of return. The Portfolio’s investments in below investment grade loans and other debt securities expose the Portfolio to greater market risk and credit and counterparty risk than a portfolio that invests only in investment grade loans and debt securities. Lower rated securities also may be subject to greater price volatility than higher rated investments.

Mortgage-backed and Asset-backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

Collateralized Bond Obligations Risk. Collateralized bond obligations are subject to varying degrees of credit risk. The Portfolio’s credit risk increases if its interests are subordinate to other holders’ interests.

Mortgage Dollar Roll Transactions Risk. Mortgage dollar roll transactions are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price. In addition, the Portfolio may incur higher expenses if its mortgage dollar roll transactions lead to higher portfolio turnover. These transactions also may subject the Portfolio to a form of investment leverage.

Credit Default Swap Risk. Credit default swaps may increase credit and counterparty risk (depending on whether the Portfolio is the buyer or seller of the swaps), and they may in some cases be illiquid. Credit default swaps also may be difficult to trade or value, especially in the event of market disruptions. Credit default swap transactions in which the Portfolio is the seller may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The performance shown below is the performance of the Portfolio’s Class A shares. The historical performance shown for the Portfolio’s Class A shares prior to May 1, 2006 is the performance of the Portfolio’s predecessor fund managed by a different investment subadviser. Effective August 21, 2006, BlackRock became the subadviser. Investment performance information prior to that date is attributable to the Portfolio’s former investment subadviser.

The bar chart below shows you the performance of the Portfolio’s Class A shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	2nd — 2009	15.66%
Lowest Quarter	4th — 2008	-18.40%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
BlackRock High Yield Portfolio | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.65%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	67
3 Years	rr_ExpenseExampleYear03	209
5 Years	rr_ExpenseExampleYear05	363
10 Years	rr_ExpenseExampleYear10	812
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	3.72%
2003	rr_AnnualReturn2003	22.39%
2004	rr_AnnualReturn2004	10.38%
2005	rr_AnnualReturn2005	2.55%
2006	rr_AnnualReturn2006	9.81%
2007	rr_AnnualReturn2007	2.70%
2008	rr_AnnualReturn2008	(24.20%)
2009	rr_AnnualReturn2009	47.20%
2010	rr_AnnualReturn2010	16.10%
2011	rr_AnnualReturn2011	2.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.40%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.50%
5 Years	rr_AverageAnnualReturnYear05	6.40%
10 Years	rr_AverageAnnualReturnYear10	7.96%
Since Inception	rr_AverageAnnualReturnSinceInception
BlackRock High Yield Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	288
5 Years	rr_ExpenseExampleYear05	500
10 Years	rr_ExpenseExampleYear10	1,112
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.34%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	7.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
BlackRock High Yield Portfolio | Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.96%
5 Years	rr_AverageAnnualReturnYear05	7.74%
10 Years	rr_AverageAnnualReturnYear10	8.96%
Since Inception	rr_AverageAnnualReturnSinceInception
BlackRock Large Cap Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BlackRock Large Cap Core Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 97.5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.50%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that all fee waivers remain in effect only for the period ending April 30, 2013. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
BlackRock Advisors, LLC (“BlackRock”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily in a diversified portfolio of equity securities of large cap companies located in the United States. Normally, the Portfolio invests at least 80% of its assets in equity securities of large cap companies selected from among those that are, at the time of purchase, included in the Russell 1000 Index (the “Index”). As of December 31, 2011, the Index included companies with market capitalizations of $116.71 million and above. The size of the companies in the Index changes with market conditions and composition of the Index. The Portfolio uses an investment approach that blends growth (investing in equity securities that BlackRock believes have good prospects for earnings growth) and value (investing in equity securities that are priced below what BlackRock believes to be their worth) and will seek to outperform its benchmark index, the Russell 1000 Index.

BlackRock uses a quantitative model to look for companies that are consistent with the Portfolio’s strategy. The factors employed by the model include stock valuation, quality of earnings and potential earnings growth. BlackRock looks for strong relative earnings growth, earnings quality and good relative valuation. A company’s stock price relative to its earnings and book value is also examined—if BlackRock believes that a company is overvalued, the company will not be considered as an investment. After the initial screening is performed, BlackRock relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies BlackRock believes have strong, sustainable earnings growth with current momentum at attractive price valuations.

In seeking to outperform the Portfolio’s benchmark, BlackRock reviews potential investments using certain criteria that are based on the securities in the benchmark index. These criteria currently include the following:

  relative price-to-earnings and price to book ratios;
  stability and quality of earnings;
  earnings momentum and growth;
  weighted median market capitalization of the Portfolio;
  allocation among the economic sectors of the Portfolio as compared to its benchmark index; and
  weighted individual stocks within the applicable index.

The Portfolio may also invest in derivatives.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Investment Company and Exchange Traded Fund Risk. An investment in an investment company or ETF involves substantially the same risks as investing directly in the underlying securities. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities.

Portfolio Turnover Risk. The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The performance shown below is the performance of the Portfolio’s Class A shares. The historical performance shown for the Portfolio’s Class A shares prior to May 1, 2006 is the performance of the Portfolio’s predecessor fund managed both by BlackRock’s predecessor using the same investment objective and strategy as the Portfolio and by another investment subadviser using the same investment objective. Effective November 17, 2003, a predecessor to BlackRock became the subadviser to the Portfolio’s predecessor fund. Information prior to that date is attributable to the predecessor fund’s former investment subadviser.

The bar chart below shows you the performance of the Portfolio’s Class A shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	3rd — 2009	14.04%
Lowest Quarter	4th — 2008	-20.02%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
BlackRock Large Cap Core Portfolio | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.65%
Contractual Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.64%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	66
3 Years	rr_ExpenseExampleYear03	208
5 Years	rr_ExpenseExampleYear05	362
10 Years	rr_ExpenseExampleYear10	811
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(25.14%)
2003	rr_AnnualReturn2003	21.16%
2004	rr_AnnualReturn2004	15.89%
2005	rr_AnnualReturn2005	12.04%
2006	rr_AnnualReturn2006	14.25%
2007	rr_AnnualReturn2007	6.55%
2008	rr_AnnualReturn2008	(37.17%)
2009	rr_AnnualReturn2009	19.34%
2010	rr_AnnualReturn2010	12.64%
2011	rr_AnnualReturn2011	0.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.02%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.46%
5 Years	rr_AverageAnnualReturnYear05	(2.00%)
10 Years	rr_AverageAnnualReturnYear10	1.98%
Since Inception	rr_AverageAnnualReturnSinceInception
BlackRock Large Cap Core Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.90%
Contractual Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.89%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	287
5 Years	rr_ExpenseExampleYear05	499
10 Years	rr_ExpenseExampleYear10	1,111
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.18%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(3.48%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2007
BlackRock Large Cap Core Portfolio | Class E
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.80%
Contractual Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.79%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	81
3 Years	rr_ExpenseExampleYear03	255
5 Years	rr_ExpenseExampleYear05	445
10 Years	rr_ExpenseExampleYear10	992
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.21%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(3.38%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2007
BlackRock Large Cap Core Portfolio | Russell 1000 Index (reflects no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%
5 Years	rr_AverageAnnualReturnYear05	(0.02%)
10 Years	rr_AverageAnnualReturnYear10	3.34%
Since Inception	rr_AverageAnnualReturnSinceInception
Clarion Global Real Estate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Clarion Global Real Estate Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return through investment in real estate securities, emphasizing both capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 30.7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.70%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

CBRE Clarion Securities LLC ("Clarion"), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio's assets in a portfolio of equity securities of companies that are principally engaged in the real estate industry. In selecting investments for the Portfolio, Clarion will select companies that derive at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate. This portion of the Portfolio will have investments located in a number of different countries, including the U.S. The Portfolio may invest up to 90% of its assets in foreign securities, including a maximum of 35% in emerging markets. As a general matter, the Portfolio expects these investments to be in common stocks of large, mid and small sized companies, including real estate investment trusts and similarly situated real estate companies outside the U.S. ("REITs"). The Portfolio may invest in companies located in countries with emerging securities markets.

Clarion uses a multi-step investment process for constructing the Portfolio's investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection.

First, Clarion selects sectors and geographic regions in which to invest, and determines the degree of representation of such sectors and regions, through a systematic evaluation of public and private property market trends and conditions. Second, Clarion uses an in-house valuation process to identify investments with superior current income and growth potential relative to their peers. This in-house valuation process examines several factors including:

■	value and property;

■	capital structure; and

■	management and strategy.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

CBRE Clarion Securities LLC ("Clarion"), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio's assets in a portfolio of equity securities of companies that are principally engaged in the real estate industry.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Real Estate Investment Risk. Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Concentration Risk. Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index. Effective April 28, 2008, Clarion became the subadviser. Investment performance prior to that date is attributable to the Portfolio’s former investment subadviser.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	2nd — 2009	31.50%
Lowest Quarter	4th — 2008	-30.54%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Clarion Global Real Estate Portfolio | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.61%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.67%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	69
3 Years	rr_ExpenseExampleYear03	215
5 Years	rr_ExpenseExampleYear05	374
10 Years	rr_ExpenseExampleYear10	837
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.28%)
5 Years	rr_AverageAnnualReturnYear05	(5.82%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2004
Clarion Global Real Estate Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.61%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.92%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	94
3 Years	rr_ExpenseExampleYear03	295
5 Years	rr_ExpenseExampleYear05	511
10 Years	rr_ExpenseExampleYear10	1,135
Bar Chart Table:	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	13.29%
2006	rr_AnnualReturn2006	37.58%
2007	rr_AnnualReturn2007	(15.01%)
2008	rr_AnnualReturn2008	(41.67%)
2009	rr_AnnualReturn2009	34.74%
2010	rr_AnnualReturn2010	16.10%
2011	rr_AnnualReturn2011	(5.59%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.54%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.59%)
5 Years	rr_AverageAnnualReturnYear05	(6.04%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2004
Clarion Global Real Estate Portfolio | Class E
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.61%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.82%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	263
5 Years	rr_ExpenseExampleYear05	457
10 Years	rr_ExpenseExampleYear10	1,017
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.41%)
5 Years	rr_AverageAnnualReturnYear05	(5.94%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2004
Clarion Global Real Estate Portfolio | FTSE EPRA/NAREIT Developed Index (reflects no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.82%)
5 Years	rr_AverageAnnualReturnYear05	(5.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.24%
Dreman Small Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Dreman Small Cap Value Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 46.9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.90%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Dreman Value Management, LLC (“Dreman”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s assets in common stocks and other equity securities of small U.S. companies. The Portfolio defines a small company as one with a market capitalization at the time of purchase that is no greater than the typical largest market capitalization of a company in the Russell 2000 Value Index (composed of value stocks in the Russell 2000 Index) (the “Index”). As of December 31, 2011, the highest market capitalization of the Russell 2000 Index was $3.70 billion. The size of companies in the Index changes with market conditions and the composition of the Index.

Dreman focuses its stock selection process on small companies with below market price-to-earnings ratios. Dreman also identifies value opportunities in small companies by low price compared to book value, cash flow and yield. Individual companies are analyzed to identify those that are fundamentally sound and appear to have strong potential for earnings and dividend growth over the Index.

From among the selected companies, Dreman then completes its fundamental analysis and purchases for the Portfolio what are believed to be the most attractive stocks, drawing on analysis of economic outlooks or various industries. Dreman may favor companies from different industries at different times, which leads to sector and industry over and under weights in the Portfolio relative to the Index. Even so, diversification is an important characteristic of Dreman’s investment philosophy.

The Portfolio may invest up to 15% of its assets in real estate investment trusts.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Real Estate Investment Risk. Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

Investment Company and Exchange Traded Fund Risk. An investment in an investment company or ETF involves substantially the same risks as investing directly in the underlying securities. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The performance shown below is the performance of the Portfolio’s Class A shares. The historical performance shown for the Portfolio’s Class A shares prior to May 1, 2006 is the performance of the Portfolio’s predecessor fund managed both by Dreman using the same investment objective and strategy as the Portfolio and by another investment subadviser using the same investment objective as the Portfolio but a different (quantitative) investment strategy.

The bar chart below shows you the performance of the Portfolio’s Class A shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	2nd — 2009	21.90%
Lowest Quarter	3rd — 2011	-22.70%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Dreman Small Cap Value Portfolio | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.78%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.92%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	94
3 Years	rr_ExpenseExampleYear03	295
5 Years	rr_ExpenseExampleYear05	511
10 Years	rr_ExpenseExampleYear10	1,135
Bar Chart Table:	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	24.23%
2007	rr_AnnualReturn2007	(0.97%)
2008	rr_AnnualReturn2008	(25.22%)
2009	rr_AnnualReturn2009	29.09%
2010	rr_AnnualReturn2010	19.53%
2011	rr_AnnualReturn2011	(10.12%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.70%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.12%)
5 Years	rr_AverageAnnualReturnYear05	0.54%
Since Inception	rr_AverageAnnualReturnSinceInception	5.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2005
Dreman Small Cap Value Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.78%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.17%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	120
3 Years	rr_ExpenseExampleYear03	374
5 Years	rr_ExpenseExampleYear05	647
10 Years	rr_ExpenseExampleYear10	1,427
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.36%)
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	0.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
Dreman Small Cap Value Portfolio | Russell 2000 Index (reflects no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.50%)
5 Years	rr_AverageAnnualReturnYear05	(1.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.91%	[3]
Met/Franklin Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Met/Franklin Income Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To maximize income while maintaining prospects for capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 19.8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.80%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that all fee waivers remain in effect only for the period ending April 30, 2013. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Franklin Advisers, Inc. (“Franklin Advisers”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal market conditions, in a diversified portfolio of debt and equity securities. The Portfolio may shift its investments from one asset class to another based on Franklin Adviser’s analysis of the best opportunities for the Portfolio’s investment portfolio in a given market. The equity securities in which the Portfolio invests consist primarily of common stocks. Debt securities in which the Portfolio may invest include all varieties of fixed, floating and variable rate instruments, including secured and unsecured bonds, bonds convertible into common stock, mortgage and asset-backed securities, debentures, and shorter term instruments. Typically, the Portfolio may invest in both equity and debt securities, each within a range of approximately 25% and 65%. The Portfolio may also invest up to 100% of its fixed income assets in below investment grade debt securities.

The Portfolio seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields Franklin Advisers believes are attractive.

As discussed above, the Portfolio may invest up to 100% of total assets in debt securities that are rated below investment grade, including a portion in defaulted securities, but it is not currently expected that the Portfolio will invest more than 60% of its assets in these securities. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor’s Ratings Services (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are considered investment grade. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba1 or lower by Moody’s or BB+ or lower by S&P or from unrated securities deemed by Franklin Advisers to be of comparable quality. Such high-yield securities are considered to be below “investment grade” and are sometimes referred to as “junk bonds.” As of December 31, 2011, approximately 48.91% of the Portfolio’s net assets were invested in lower-rated and comparable quality unrated debt securities. The percentage of the Portfolio’s net assets invested in such securities at any time may vary substantially from this percentage. The Portfolio may invest in convertible securities without regard to the ratings assigned by ratings services.

The Portfolio maintains the flexibility to invest in securities of companies from a variety of sectors, but from time to time, based on economic conditions, the Portfolio may have significant investments in particular sectors. The Portfolio may also invest up to 25% of its assets in foreign securities, either directly or through depositary receipts.

Franklin Advisers searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It generally performs independent analysis of the debt securities being considered for the investment portfolio, rather than relying principally on the ratings assigned by rating organizations. In analyzing both debt and equity securities, Franklin Advisers considers a variety of factors, including:

■	a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects;

■	the experience and strength of the company's management;

■	the company's changing financial condition and market recognition of the change;

■	the company's sensitivity to changes in interest rates and business conditions; and

■	the company's debt maturity schedules and borrowing requirements.

When choosing equity investments for the Portfolio, Franklin Advisers applies a "bottom-up," long-term approach, focusing on the market price of a company's securities relative to Franklin Advisers' evaluation of the company's long-term earnings, asset value and cash flow potential. Franklin Advisers also considers a company's price/earnings ratio, profit margins and liquidation value.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Credit and Counterparty Risk. The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Interest Rate Risk. The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Convertible Securities Risk. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Portfolio.

Mortgage-backed and Asset-backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

Focused Investment Risk. Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of two broad-based securities market indices. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Descriptions” in the Prospectus. It is not possible to invest directly in an index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of two broad-based securities market indices

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	2nd — 2009	12.11%
Lowest Quarter	3rd — 2011	-9.32%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Met/Franklin Income Portfolio | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.82%
Contractual Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[4]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.74%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	76
3 Years	rr_ExpenseExampleYear03	255
5 Years	rr_ExpenseExampleYear05	449
10 Years	rr_ExpenseExampleYear10	1,009
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.38%
Since Inception	rr_AverageAnnualReturnSinceInception	4.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
Met/Franklin Income Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.07%
Contractual Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[4]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.99%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	334
5 Years	rr_ExpenseExampleYear05	585
10 Years	rr_ExpenseExampleYear10	1,304
Bar Chart Table:	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	27.83%
2010	rr_AnnualReturn2010	11.82%
2011	rr_AnnualReturn2011	2.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.32%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.13%
Since Inception	rr_AverageAnnualReturnSinceInception	4.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
Met/Franklin Income Portfolio | Barclays U.S. Aggregate Bond Index (reflects no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.63%
Met/Franklin Income Portfolio | S&P 500 Index (reflects no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.62%)
Met/Franklin Mutual Shares Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Met/Franklin Mutual Shares Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital appreciation, which may occasionally be short-term.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Portfolio’s secondary investment objective is income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 67.3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.30%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Franklin Mutual Advisers, LLC (“Franklin Mutual”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily in equity securities (including securities convertible into, or that Franklin Mutual expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that Franklin Mutual believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

Following this value-oriented strategy, the Portfolio invests primarily in undervalued securities, which are securities trading at a discount to intrinsic value. The equity securities in which the Portfolio invests are primarily common stock. To a lesser extent, the Portfolio also invests in: (1) merger arbitrage securities, which are securities of companies involved in non-restructurings (such as mergers, acquisitions, consolidations, liquidations, spin-offs, or tender or exchange offers) or that Franklin Mutual believes are cheap relative to an economically equivalent security of the same or another company; and (2) distressed companies, which are securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy.

In pursuit of its value-oriented strategy, the Portfolio is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, as a general rule, the Portfolio currently invests 66% to 100% of the equity portion of its portfolio in companies with market capitalizations greater than $5 billion, with the balance in smaller companies.

While the Portfolio generally purchases securities for investment purposes, Franklin Mutual may seek to influence or control management, or invest in other companies that do so, when Franklin Mutual believes the Portfolio may benefit. The Portfolio expects to invest a significant portion (up to 35%) of its assets in foreign securities, which may include sovereign debt and participations in foreign government debt.

The Portfolio may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts and currency futures contracts (including currency index futures contracts), when, in Franklin Mutual’s opinion, it would be advantageous to the Portfolio to do so. The Portfolio may also, from time to time, attempt to hedge against market risk using a variety of derivatives.

The Portfolio’s investments in distressed companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities, trade claims, or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company’s indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a company’s direct indebtedness, the Portfolio, in effect, steps into the shoes of the lender. If the loan is secured, the Portfolio will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The Portfolio generally make such investments to achieve capital appreciation, in addition to generating income.

The Portfolio may also engage from time to time in an “arbitrage” strategy. When engaging in an arbitrage strategy, the Portfolio typically buys one security while at the same time selling short another security. The Portfolio generally buys the security that Franklin Mutual believes is either cheap relative to the price of the other security or otherwise undervalued, and sells short the security that Franklin Mutual believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the Portfolio attempts to profit from a perceived relationship between the values of the two securities. The Portfolio generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.

Franklin Mutual employs a research driven, fundamental value strategy for the Portfolio. Investments are generally selected based on Franklin Mutual’s own analysis of the security’s intrinsic value, including for equity securities, an analysis of book value, cash flow potential, long-term earnings and multiple earnings. Franklin Mutual examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objectives. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Credit and Counterparty Risk. The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Interest Rate Risk. The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Short Sale and Short Position Risk. The Portfolio will incur a loss from a short sale or short position if the value of the security sold short or the reference instrument, in the case of a short position, increases after the time the Portfolio entered into the short sale or short position. Short sales and short positions generally involve a form of leverage, which can exaggerate a Portfolio’s losses, and short positions also may involve credit and counterparty risk. A Portfolio that engages in a short sale or short position may lose more money than the actual cost of the short sale or short position and its potential losses may be unlimited if the Portfolio does not own the security sold short or the reference instrument and it is unable to close out of the short sale or short position. Any gain from a short sale or short position will be offset in whole or in part by the transaction costs associated with the short sale or short position.

Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	3rd — 2009	16.52%
Lowest Quarter	3rd — 2011	-15.31%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Met/Franklin Mutual Shares Portfolio | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.87%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	89
3 Years	rr_ExpenseExampleYear03	279
5 Years	rr_ExpenseExampleYear05	484
10 Years	rr_ExpenseExampleYear10	1,076
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.03%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
Met/Franklin Mutual Shares Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.12%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	115
3 Years	rr_ExpenseExampleYear03	358
5 Years	rr_ExpenseExampleYear05	620
10 Years	rr_ExpenseExampleYear10	1,369
Bar Chart Table:	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	24.88%
2010	rr_AnnualReturn2010	11.02%
2011	rr_AnnualReturn2011	(0.55%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.31%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.55%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.27%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
Met/Franklin Mutual Shares Portfolio | S&P 500 Index (reflects no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.62%)
Met/Franklin Templeton Founding Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Met/Franklin Templeton Founding Strategy Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Primarily seeks capital appreciation
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and secondarily seeks income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”) but do reflect the fees and expenses of the investment companies in which the Portfolio invests (the “Underlying Portfolios”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio, which operates as a fund of funds, does not pay transaction costs when it buys and sells shares of Underlying Portfolios (or “turns over” its portfolio). An Underlying Portfolio pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Underlying Portfolios and the Portfolio. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 5.9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.90%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock
As an investor in an Underlying Portfolio, the Portfolio bears its pro-rata portion of the operating expenses of that Underlying Portfolio, including such Underlying Portfolio’s management fee. The percentage shown for Acquired Fund (Underlying Portfolio) Fees and Expenses shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the relevant Underlying Portfolios during the last fiscal year.

Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the Underlying Portfolios, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that any expense limitations for the Portfolio remain in effect only for the period ending April 30, 2013. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its investment objectives by investing on a fixed percentage basis in a combination of the Met Investor Series Trust’s (the “Trust’s”) portfolios sub-advised by subsidiaries of Franklin Resources, Inc., which, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed-income and money market securities. The Portfolio’s assets will be allocated on an equal basis (33 1/3%) among the Underlying Portfolios, which consist of the Met/Franklin Income Portfolio, Met/Franklin Mutual Shares Portfolio and Met/Templeton Growth Portfolio, each of which is a separate portfolio of the Trust.

The Underlying Portfolios have been selected by MetLife Advisers, LLC (“MetLife Advisers”), the adviser to the Portfolio, to represent a reasonable spectrum of investment options for the Portfolio. MetLife Advisers has based the fixed percentage allocations for the Portfolio on the degree to which it believes the Underlying Portfolios, in combination, to be appropriate for the Portfolio’s investment objective. Each Underlying Portfolio is managed by MetLife Advisers and sub-advised by Franklin Advisers, Inc. (Met/Franklin Income Portfolio), Franklin Mutual Advisers, LLC (Met/Franklin Mutual Shares Portfolio) or Templeton Global Advisors Limited (Met/Templeton Growth Portfolio). The Portfolio will purchase Class A shares of the Underlying Portfolios, which are not subject to any sales charges or distribution or service (Rule 12b-1) fees.

The Portfolio may deviate from its percentage allocations as a result of appreciation or depreciation in the value of the shares of the Underlying Portfolios it holds. MetLife Advisers will periodically rebalance the Portfolio’s holdings as deemed necessary to bring the asset allocation of the Portfolio back into alignment with its fixed percentage allocations.

For additional information about the Portfolio’s investment strategies, please see “Additional Information about the Portfolio’s Investment Strategies” in the Prospectus.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objectives. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Performance Risk is a direct risk of investing in the Portfolio. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios may be adversely affected if the Underlying Portfolios are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk. An Underlying Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style.

Credit and Counterparty Risk. The value of an Underlying Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by an Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with an Underlying Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to an Underlying Portfolio.

Interest Rate Risk. The value of an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Derivatives Risk. An Underlying Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase an Underlying Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase an Underlying Portfolio’s volatility and may require the Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	3rd — 2009	15.75%
Lowest Quarter	3rd — 2011	-15.02%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Met/Franklin Templeton Founding Strategy Portfolio | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.89%
Contractual Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[5]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.88%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	284
5 Years	rr_ExpenseExampleYear05	494
10 Years	rr_ExpenseExampleYear10	1,099
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.11%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
Met/Franklin Templeton Founding Strategy Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.14%
Contractual Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[5]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.13%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	116
3 Years	rr_ExpenseExampleYear03	363
5 Years	rr_ExpenseExampleYear05	630
10 Years	rr_ExpenseExampleYear10	1,391
Bar Chart Table:	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	28.55%
2010	rr_AnnualReturn2010	10.05%
2011	rr_AnnualReturn2011	(1.76%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.02%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.76%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.36%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
Met/Franklin Templeton Founding Strategy Portfolio | S&P 500 Index (reflects no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.62%)
Goldman Sachs Mid Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Mid Cap Value Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 73.8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.80%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Goldman Sachs Asset Management, L.P. (“Goldman”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell Midcap Value Index (“Midcap Value Index”) at the time of investment. If the market capitalization of a company held by the Portfolio moves outside this range, the Portfolio may, but is not required to, sell the securities. As of December 31, 2011, the market capitalizations of companies in the Russell Midcap® Index ranged from $116.71 million to $20.43 billion. These values will vary on a daily basis. Through intensive fundamental research, Goldman seeks to identify quality businesses selling at compelling valuations.

Although the Portfolio will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its net assets in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies. The Portfolio may also invest in the aggregate up to 20% of its net assets in companies with public stock market capitalizations outside the range of companies constituting the Midcap Value Index at the time of investment and in fixed-income securities, such as government and corporate debt obligations.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Interest Rate Risk. The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	3rd — 2009	19.42%
Lowest Quarter	4th — 2008	-23.44%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Goldman Sachs Mid Cap Value Portfolio | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.72%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.76%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	244
5 Years	rr_ExpenseExampleYear05	424
10 Years	rr_ExpenseExampleYear10	945
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.13%)
5 Years	rr_AverageAnnualReturnYear05	0.54%
Since Inception	rr_AverageAnnualReturnSinceInception	6.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2004
Goldman Sachs Mid Cap Value Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.72%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.01%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	323
5 Years	rr_ExpenseExampleYear05	560
10 Years	rr_ExpenseExampleYear10	1,241
Bar Chart Table:	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	12.54%
2006	rr_AnnualReturn2006	15.69%
2007	rr_AnnualReturn2007	3.10%
2008	rr_AnnualReturn2008	(36.07%)
2009	rr_AnnualReturn2009	32.30%
2010	rr_AnnualReturn2010	24.23%
2011	rr_AnnualReturn2011	(6.29%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.44%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.29%)
5 Years	rr_AverageAnnualReturnYear05	0.30%
Since Inception	rr_AverageAnnualReturnSinceInception	6.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2004
Goldman Sachs Mid Cap Value Portfolio | Russell Midcap Value Index (reflects no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.38%)
5 Years	rr_AverageAnnualReturnYear05	0.04%
Since Inception	rr_AverageAnnualReturnSinceInception	6.86%
Harris Oakmark International Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harris Oakmark International Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 47.8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.80%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that all fee waivers remain in effect only for the period ending April 30, 2013. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Harris Associates L.P. (“Harris”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily in common stocks of non-U.S. companies. The Portfolio may invest in non-U.S. markets throughout the world, including emerging markets. Ordinarily, the Portfolio will invest in the securities of at least five countries outside the U.S. There are no geographic limits on the Portfolio’s foreign investments, but the Portfolio does not expect to invest more than 35% of its assets in securities of companies based in emerging markets. The Portfolio invests primarily in mid- to large-cap companies. The Portfolio may engage in foreign currency transactions for hedging purposes.

Harris uses a value investment style in selecting equity securities for the Portfolio. Harris believes that over time, a company’s stock price converges with its true business value. By “true business value” Harris means an estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris believes that investing in equity securities priced significantly below what is believed to be the true business value presents the best opportunity to achieve the Portfolio’s investment objective. Harris uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies’ true business values.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index. Effective January 1, 2003, Harris became the subadviser. Investment performance prior to that date is attributable to the Portfolio’s former investment subadviser.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	2nd — 2009	33.09%
Lowest Quarter	4th — 2008	-22.01%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Harris Oakmark International Portfolio | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.77%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.85%
Contractual Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[6]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.83%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	85
3 Years	rr_ExpenseExampleYear03	270
5 Years	rr_ExpenseExampleYear05	471
10 Years	rr_ExpenseExampleYear10	1,050
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.98%)
5 Years	rr_AverageAnnualReturnYear05	(1.72%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2002
Harris Oakmark International Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.77%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.10%
Contractual Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[6]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.08%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	350
5 Years	rr_ExpenseExampleYear05	607
10 Years	rr_ExpenseExampleYear10	1,344
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(18.09%)
2003	rr_AnnualReturn2003	34.96%
2004	rr_AnnualReturn2004	20.52%
2005	rr_AnnualReturn2005	14.24%
2006	rr_AnnualReturn2006	28.85%
2007	rr_AnnualReturn2007	(1.12%)
2008	rr_AnnualReturn2008	(40.88%)
2009	rr_AnnualReturn2009	55.06%
2010	rr_AnnualReturn2010	16.42%
2011	rr_AnnualReturn2011	(14.25%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.01%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.25%)
5 Years	rr_AverageAnnualReturnYear05	(1.98%)
10 Years	rr_AverageAnnualReturnYear10	5.90%
Since Inception	rr_AverageAnnualReturnSinceInception
Harris Oakmark International Portfolio | Class E
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.77%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.00%
Contractual Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[6]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.98%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	553
10 Years	rr_ExpenseExampleYear10	1,227
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.12%)
5 Years	rr_AverageAnnualReturnYear05	(1.87%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2002
Harris Oakmark International Portfolio | MSCI EAFE (Europe, Australasia, Far East) Index (Indices reflect no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.14%)
5 Years	rr_AverageAnnualReturnYear05	(4.72%)
10 Years	rr_AverageAnnualReturnYear10	4.67%
Since Inception	rr_AverageAnnualReturnSinceInception
Janus Forty Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Janus Forty Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 47.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.10%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that all fee waivers remain in effect only for the period ending April 30, 2013. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Janus Capital Management LLC (“Janus”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, in a core group of 20-40 common stocks, primarily large size companies, selected for their growth potential. Janus selects stocks primarily through a company analysis, with a focus on identifying prospective capital growth. Janus uses a bottom up approach to evaluate stocks and looks at companies one at a time to determine if a company is an attractive investment opportunity and consistent with the Portfolio’s investment policies. The Portfolio is non-diversified, which means that it can hold securities of a smaller number of issuers and can invest a larger percentage of its assets in a single issuer than a diversified portfolio.

Although the Portfolio may also invest without limit in foreign securities, Janus will typically hold no more than 30% of the Portfolio’s assets in such securities, some of which may include emerging market securities.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Non-diversification Risk. To the extent that the Portfolio holds securities of a smaller number of issuers or invests a larger percentage of its assets in a single issuer than a diversified portfolio, the value of the Portfolio, as compared to the value of a diversified portfolio, will generally be more volatile and more sensitive to the performance of any one of those issuers and to economic, political, market or regulatory events affecting any one of those issuers.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
Non-diversification Risk. To the extent that the Portfolio holds securities of a smaller number of issuers or invests a larger percentage of its assets in a single issuer than a diversified portfolio, the value of the Portfolio, as compared to the value of a diversified portfolio, will generally be more volatile and more sensitive to the performance of any one of those issuers and to economic, political, market or regulatory events affecting any one of those issuers.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The performance shown below is the performance of the Portfolio’s Class A shares. The historical performance shown for the Portfolio’s Class A shares prior to May 1, 2006 is the performance of the Portfolio’s predecessor fund managed by Janus using the same investment objective and strategy as the Portfolio.

The bar chart below shows you the performance of the Portfolio’s Class A shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	2nd — 2009	19.96%
Lowest Quarter	3rd — 2008	-25.49%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Janus Forty Portfolio | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.63%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.66%
Contractual Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[7]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.65%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	67
3 Years	rr_ExpenseExampleYear03	211
5 Years	rr_ExpenseExampleYear05	368
10 Years	rr_ExpenseExampleYear10	824
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(25.09%)
2003	rr_AnnualReturn2003	24.91%
2004	rr_AnnualReturn2004	19.53%
2005	rr_AnnualReturn2005	18.19%
2006	rr_AnnualReturn2006	3.08%
2007	rr_AnnualReturn2007	30.46%
2008	rr_AnnualReturn2008	(41.85%)
2009	rr_AnnualReturn2009	43.21%
2010	rr_AnnualReturn2010	9.68%
2011	rr_AnnualReturn2011	(7.32%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.49%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.32%)
5 Years	rr_AverageAnnualReturnYear05	2.00%
10 Years	rr_AverageAnnualReturnYear10	4.17%
Since Inception	rr_AverageAnnualReturnSinceInception
Janus Forty Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.63%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.91%
Contractual Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[7]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.90%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	290
5 Years	rr_ExpenseExampleYear05	505
10 Years	rr_ExpenseExampleYear10	1,122
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.54%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2007
Janus Forty Portfolio | Class E
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.63%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.81%
Contractual Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[7]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.80%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	259
5 Years	rr_ExpenseExampleYear05	450
10 Years	rr_ExpenseExampleYear10	1,004
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.45%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2007
Janus Forty Portfolio | Russell 1000 Growth Index (reflects no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	2.60%
Since Inception	rr_AverageAnnualReturnSinceInception
Lazard Mid Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Lazard Mid Cap Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 84.9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.90%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Lazard Asset Management LLC (“Lazard”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in equity securities, including convertible securities, of mid-cap companies. The Portfolio considers a company to be a mid-cap company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.

The Portfolio may invest up to 20% of its net assets in equity securities of companies in other market capitalization ranges and in investment grade debt securities. The Portfolio may also invest up to 25% of its total assets in foreign securities, which may include investments in emerging markets. For risk management purposes, the Portfolio may hold a portion of its assets in cash or cash equivalents, including money market instruments.

In selecting investments, the portfolio managers seek to identify those companies that are, in their view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of the portfolio managers’ search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies’ equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Interest Rate Risk. The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Convertible Securities Risk. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index. Effective December 19, 2005, Lazard became the subadviser. Investment performance information prior to that date is attributable to the Portfolio’s former investment subadviser.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	2nd — 2009	19.80%
Lowest Quarter	4th — 2008	-26.31%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Lazard Mid Cap Portfolio | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	241
5 Years	rr_ExpenseExampleYear05	418
10 Years	rr_ExpenseExampleYear10	933
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.13%)
5 Years	rr_AverageAnnualReturnYear05	(0.66%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2002
Lazard Mid Cap Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.00%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	103
3 Years	rr_ExpenseExampleYear03	320
5 Years	rr_ExpenseExampleYear05	555
10 Years	rr_ExpenseExampleYear10	1,229
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(10.82%)
2003	rr_AnnualReturn2003	26.03%
2004	rr_AnnualReturn2004	14.32%
2005	rr_AnnualReturn2005	8.06%
2006	rr_AnnualReturn2006	14.67%
2007	rr_AnnualReturn2007	(2.71%)
2008	rr_AnnualReturn2008	(38.30%)
2009	rr_AnnualReturn2009	36.76%
2010	rr_AnnualReturn2010	22.86%
2011	rr_AnnualReturn2011	(5.28%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.31%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.28%)
5 Years	rr_AverageAnnualReturnYear05	(0.91%)
10 Years	rr_AverageAnnualReturnYear10	4.30%
Since Inception	rr_AverageAnnualReturnSinceInception
Lazard Mid Cap Portfolio | Class E
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	288
5 Years	rr_ExpenseExampleYear05	500
10 Years	rr_ExpenseExampleYear10	1,112
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.27%)
5 Years	rr_AverageAnnualReturnYear05	(0.82%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2002
Lazard Mid Cap Portfolio | Russell Midcap Index (reflects no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.55%)
5 Years	rr_AverageAnnualReturnYear05	1.41%
10 Years	rr_AverageAnnualReturnYear10	6.99%
Since Inception	rr_AverageAnnualReturnSinceInception
Legg Mason ClearBridge Aggressive Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Legg Mason ClearBridge Aggressive Growth Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 6.4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.40%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

ClearBridge Advisors, LLC ("ClearBridge"), subadviser to the Portfolio, invests the Portfolio's assets, under normal circumstances, primarily in common stocks that ClearBridge believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of companies which comprise the S&P 500 Index. The Portfolio may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, because higher earnings growth rates are often achieved by small- to medium-sized companies, a significant portion of the Portfolio's assets may be invested in the securities of such companies.

ClearBridge emphasizes individual security selection while diversifying the Portfolio's investments across industries, which may help to reduce risk. ClearBridge focuses primarily, but not exclusively, on emerging growth companies that have passed their "start up" phase and show positive earnings and the prospect of achieving significant profit gains beginning in the two to three years after the Portfolio acquires their stocks. When evaluating an individual stock, ClearBridge considers whether the company may benefit from:

■	New technologies, products or services

■	New cost reducing measures

■	Changes in management

■	Favorable changes in government regulations

The Portfolio may invest up to 25% of its net assets (at the time of investment) in foreign securities, which may include investments in emerging markets. The Portfolio may invest directly in foreign issuers or invest in depositary receipts.

The Portfolio is non-diversified, which means that it can hold securities of a smaller number of issuers and can invest a larger percentage of its assets in a single issuer than a diversified portfolio.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Focused Investment Risk. Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.

Non-diversification Risk. To the extent that the Portfolio holds securities of a smaller number of issuers or invests a larger percentage of its assets in a single issuer than a diversified portfolio, the value of the Portfolio, as compared to the value of a diversified portfolio, will generally be more volatile and more sensitive to the performance of any one of those issuers and to economic, political, market or regulatory events affecting any one of those issuers.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
Non-diversification Risk. To the extent that the Portfolio holds securities of a smaller number of issuers or invests a larger percentage of its assets in a single issuer than a diversified portfolio, the value of the Portfolio, as compared to the value of a diversified portfolio, will generally be more volatile and more sensitive to the performance of any one of those issuers and to economic, political, market or regulatory events affecting any one of those issuers.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index. Effective October 6, 2006, ClearBridge began managing the Portfolio. Investment performance prior to that date is attributable to the Portfolio’s former investment subadviser.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	2nd — 2009	17.27%
Lowest Quarter	4th — 2008	-22.05%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Legg Mason ClearBridge Aggressive Growth Portfolio | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.62%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.65%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	67
3 Years	rr_ExpenseExampleYear03	209
5 Years	rr_ExpenseExampleYear05	363
10 Years	rr_ExpenseExampleYear10	812
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.55%
5 Years	rr_AverageAnnualReturnYear05	1.43%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2002
Legg Mason ClearBridge Aggressive Growth Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.62%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	288
5 Years	rr_ExpenseExampleYear05	500
10 Years	rr_ExpenseExampleYear10	1,112
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(27.83%)
2003	rr_AnnualReturn2003	30.90%
2004	rr_AnnualReturn2004	8.44%
2005	rr_AnnualReturn2005	13.58%
2006	rr_AnnualReturn2006	(1.74%)
2007	rr_AnnualReturn2007	2.27%
2008	rr_AnnualReturn2008	(39.05%)
2009	rr_AnnualReturn2009	32.96%
2010	rr_AnnualReturn2010	23.79%
2011	rr_AnnualReturn2011	3.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.05%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.25%
5 Years	rr_AverageAnnualReturnYear05	1.16%
10 Years	rr_AverageAnnualReturnYear10	1.93%
Since Inception	rr_AverageAnnualReturnSinceInception
Legg Mason ClearBridge Aggressive Growth Portfolio | Class E
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.62%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.80%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	256
5 Years	rr_ExpenseExampleYear05	446
10 Years	rr_ExpenseExampleYear10	993
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.49%
5 Years	rr_AverageAnnualReturnYear05	1.27%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 17, 2003
Legg Mason ClearBridge Aggressive Growth Portfolio | Russell 3000 Growth Index (reflects no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.18%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	2.74%
Since Inception	rr_AverageAnnualReturnSinceInception
Loomis Sayles Global Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Loomis Sayles Global Markets Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	High total investment return through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 57.9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.90%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Loomis, Sayles & Company, L.P. (“Loomis Sayles”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily in equity and fixed income securities of U.S. and foreign issuers, including securities of issuers located in countries with emerging securities markets. The Portfolio’s investments in equities will range between 50% and 70% of the Portfolio’s assets, and its investments in fixed income securities will range between 25% and 50% of the Portfolio’s assets. Loomis Sayles’s Global Asset Allocation Group allocates the Portfolio’s assets among the following four sectors: (1) domestic equities, (2) international equities, (3) domestic fixed income securities and (4) international fixed income securities.

In deciding how to allocate the Portfolio’s assets among the four sectors, Loomis Sayles attempts to determine the relative attractiveness of each of the four sectors based on fundamental factors such as economic cycles, relative interest rates, stock market valuations, and currency considerations. In deciding which domestic and international equity securities to buy and sell, Loomis Sayles generally looks for companies that it believes have the potential for superior earnings growth relative to current value. In deciding which domestic and international fixed income securities to buy and sell, Loomis Sayles generally looks for securities that it believes are undervalued and have the potential for credit upgrades. The Portfolio may invest in investment grade securities, as well as those rated below investment grade (commonly called “junk bonds”).

The Portfolio may also invest in foreign currencies and may engage in other foreign currency transactions for investment or hedging purposes. Loomis Sayles may hedge currency risk for the Portfolio (including “cross hedging” between two or more foreign currencies) if it believes the outlook for a particular foreign currency is unfavorable. Loomis Sayles may elect not to hedge currency risk, which may cause the Portfolio to incur losses that would not have been incurred had the risk been hedged.

The Portfolio may engage in foreign currency hedging transactions, options for hedging and investment purposes, futures and swap transactions and other derivative transactions. The Portfolio also may invest in collateralized mortgage obligations, U.S. and foreign government securities, depositary receipts, and real estate investment trusts.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Portfolio Turnover Risk. The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Real Estate Investment Risk. Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

Interest Rate Risk. The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of two broad-based securities market indices. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Descriptions” in the Prospectus. It is not possible to invest directly in an index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of two broad-based securities market indices.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	2nd — 2009	17.72%
Lowest Quarter	3rd — 2008	-19.58%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Loomis Sayles Global Markets Portfolio | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.80%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	256
5 Years	rr_ExpenseExampleYear05	446
10 Years	rr_ExpenseExampleYear10	993
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.25%)
5 Years	rr_AverageAnnualReturnYear05	5.88%
Since Inception	rr_AverageAnnualReturnSinceInception	6.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Loomis Sayles Global Markets Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.05%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	108
3 Years	rr_ExpenseExampleYear03	336
5 Years	rr_ExpenseExampleYear05	582
10 Years	rr_ExpenseExampleYear10	1,288
Bar Chart Table:	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	27.85%
2008	rr_AnnualReturn2008	(39.26%)
2009	rr_AnnualReturn2009	40.82%
2010	rr_AnnualReturn2010	22.01%
2011	rr_AnnualReturn2011	(1.48%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.58%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.48%)
5 Years	rr_AverageAnnualReturnYear05	5.62%
Since Inception	rr_AverageAnnualReturnSinceInception	5.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Loomis Sayles Global Markets Portfolio | MSCI World Index (reflects no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.54%)
5 Years	rr_AverageAnnualReturnYear05	(2.37%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.54%)
Loomis Sayles Global Markets Portfolio | Citigroup World Government Bond Index (WGBI) ex-U.S. (reflects no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.35%
5 Years	rr_AverageAnnualReturnYear05	7.13%
Since Inception	rr_AverageAnnualReturnSinceInception	7.01%
Lord Abbett Bond Debenture Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Lord Abbett Bond Debenture Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	High current income and the opportunity for capital appreciation to produce a high total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 35.9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.90%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Lord, Abbett & Co. LLC ("Lord Abbett"), subadviser to the Portfolio, invests, in normal circumstances, at least 80% of the Portfolio's net assets in bonds, debentures and other fixed income securities. The Portfolio allocates its assets principally among fixed income securities in four market sectors: U.S. investment grade securities, U.S. high yield securities (commonly called “junk bonds”), foreign securities (including emerging market securities) and convertible securities. Investment grade debt securities are securities rated within the four highest grades assigned by a rating agency such as Moody’s Investors Service, Inc. (Aaa, Aa, A, Baa), Standard & Poor’s Ratings Services (AAA, AA, A, BBB), or Fitch Ratings (AAA, AA, A, BBB), or are unrated but determined by Lord Abbett to be of comparable quality. The Portfolio considers bonds and debentures to include, among other things, all types of mortgage-related and other asset-backed securities, high-yield and investment grade debt securities, U.S. Government securities, equity-related securities such as convertibles and debt securities with warrants, and emerging market debt securities. Under normal circumstances, the Portfolio invests in each of the four sectors described above. However, the Portfolio may invest substantially all of its assets in any one sector at any time, subject to the limitation that at least 20% of the Portfolio’s net assets must be invested in any combination of investment grade debt securities, U.S. Government securities and cash equivalents. The Portfolio may invest up to 15% of its assets in credit default swaps. The Portfolio may invest up to 20% of its net assets in equity securities, including common stocks, preferred stocks, convertible preferred stocks, warrants and similar instruments. The Portfolio may invest up to 20% of its net assets in debt and equity securities primarily traded in foreign countries.

Lord Abbett will actively manage the Portfolio and seek unusual values, particularly in lower-rated debt securities, some of which are convertible into common stocks or have warrants attached to purchase common stocks. In selecting lower-rated bonds for investment, Lord Abbett does not rely upon ratings, which evaluate only the safety of principal and interest, not market value risk, and which, furthermore, may not accurately reflect an issuer’s current financial condition. The Portfolio does not have any minimum rating criteria for its investments in bonds and some issuers may default as to principal and/or interest payments subsequent to the purchase of their securities. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, Lord Abbett believes that investment risk may be reduced, although there is no assurance that losses will not occur.

The Portfolio normally invests in long-term debt securities when Lord Abbett believes that interest rates in the long run will decline and prices of such securities generally will be high. When Lord Abbett believes that long-term interest rates will rise, it may shift the Portfolio into short-term debt. Under normal circumstances, the average maturity of the Portfolio’s debt securities will be between 5 and 12 years.

The Portfolio may use derivatives, including U.S. Treasury futures and interest rate swaps, to manage portfolio duration and hedge interest rate risk.

Capital appreciation may be obtained by investing in:

■	debt securities when the trend of interest rates is expected to be down

■	convertible debt securities or debt securities with warrants attached entitling the holder to purchase common stock

■

debt securities of issuers in financial difficulties when, in the view of Lord Abbett, the problems giving rise to such difficulties can be successfully resolved, with a consequent improvement in the credit standing of the issuers (such investments involve corresponding risks that interest and principal payments may not be made if such difficulties are not resolved)

■	equity securities

The Portfolio may hold or sell any property or securities which it may obtain through the exercise of conversion rights or warrants or as a result of any reorganization, recapitalization or liquidation proceedings for any issuer of securities owned by it. In no event will the Portfolio voluntarily purchase any securities other than debt securities, if, at the time of such purchase or acquisition, the value of the property and securities, other than debt securities, in the Portfolio is greater than 20% of the value of its net assets.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Interest Rate Risk. The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Convertible Securities Risk. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Portfolio.

Credit Default Swap Risk. Credit default swaps may increase credit and counterparty risk (depending on whether the Portfolio is the buyer or seller of the swaps), and they may in some cases be illiquid. Credit default swaps also may be difficult to trade or value, especially in the event of market disruptions. Credit default swap transactions in which the Portfolio is the seller may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Mortgage-backed and Asset-backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

Mortgage Dollar Roll Transactions Risk. Mortgage dollar roll transactions are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price. In addition, the Portfolio may incur higher expenses if its mortgage dollar roll transactions lead to higher portfolio turnover. These transactions also may subject the Portfolio to a form of investment leverage.

Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of two broad-based securities market indices and a more narrowly-based benchmark that reflects the market sectors in which the Portfolio invests. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class A shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Descriptions” in the Prospectus. It is not possible to invest directly in an index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of two broad-based securities market indices and a more narrowly-based benchmark that reflects the market sectors in which the Portfolio invests.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	2nd — 2009	12.79%
Lowest Quarter	4th — 2008	-11.05%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Lord Abbett Bond Debenture Portfolio | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.54%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	55
3 Years	rr_ExpenseExampleYear03	174
5 Years	rr_ExpenseExampleYear05	302
10 Years	rr_ExpenseExampleYear10	678
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(0.39%)
2003	rr_AnnualReturn2003	19.52%
2004	rr_AnnualReturn2004	8.43%
2005	rr_AnnualReturn2005	1.81%
2006	rr_AnnualReturn2006	9.35%
2007	rr_AnnualReturn2007	6.85%
2008	rr_AnnualReturn2008	(18.40%)
2009	rr_AnnualReturn2009	37.12%
2010	rr_AnnualReturn2010	13.18%
2011	rr_AnnualReturn2011	4.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.05%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.83%
5 Years	rr_AverageAnnualReturnYear05	7.24%
10 Years	rr_AverageAnnualReturnYear10	7.38%
Since Inception	rr_AverageAnnualReturnSinceInception
Lord Abbett Bond Debenture Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.79%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	81
3 Years	rr_ExpenseExampleYear03	253
5 Years	rr_ExpenseExampleYear05	440
10 Years	rr_ExpenseExampleYear10	981
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.46%
5 Years	rr_AverageAnnualReturnYear05	6.96%
10 Years	rr_AverageAnnualReturnYear10	7.11%
Since Inception	rr_AverageAnnualReturnSinceInception
Lord Abbett Bond Debenture Portfolio | Class E
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.69%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	71
3 Years	rr_ExpenseExampleYear03	221
5 Years	rr_ExpenseExampleYear05	385
10 Years	rr_ExpenseExampleYear10	861
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.69%
5 Years	rr_AverageAnnualReturnYear05	7.09%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	7.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2002
Lord Abbett Bond Debenture Portfolio | Barclays U.S. Aggregate Bond Index (reflects no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Since Inception	rr_AverageAnnualReturnSinceInception
Lord Abbett Bond Debenture Portfolio | BofA Merrill Lynch High Yield Master II Constrained Index (Indices reflect no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.37%
5 Years	rr_AverageAnnualReturnYear05	7.55%
10 Years	rr_AverageAnnualReturnYear10	8.74%
Since Inception	rr_AverageAnnualReturnSinceInception
Lord Abbett Bond Debenture Portfolio | Hybrid Index (Indices reflect no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.18%
5 Years	rr_AverageAnnualReturnYear05	6.32%
10 Years	rr_AverageAnnualReturnYear10	7.42%
Since Inception	rr_AverageAnnualReturnSinceInception
T. Rowe Price Large Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Large Cap Value Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation by investing in common stocks believed to be undervalued.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 103.5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	103.50%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

T. Rowe Price Associates, Inc. ("T. Rowe Price"), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio's net assets in securities of large companies the portfolio manager regards as undervalued.

The Portfolio defines a large company as having a market cap that is either (i) larger than the current median market cap of companies in the Russell 1000 Value Index or (ii) larger than the three year average median market cap of companies in the index based on the previous three December 31 dates. The Russell 1000 Value Index is a widely used benchmark of the largest domestic value stocks. As of December 31, 2011, the median market cap for the Russell 1000 Value Index was approximately $4.61 billion. The market capitalization of the companies owned by the Portfolio and the Russell index changes over time; the Portfolio will not automatically sell or cease to purchase stock of a company it owns just because the company’s market capitalization falls below these levels.

The Portfolio may also purchase stocks of smaller companies.

The portfolio managers seek to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, the portfolio managers generally look for one or more of the following:

■	low price/earnings, price/book value, price/sales, or price/cash flow ratios relative to the S&P 500, the company's peers, or its own historical norm;

■	low stock price relative to a company's underlying asset values;

■	companies that may benefit from restructuring activity; and/or

■	a sound balance sheet and other positive financial characteristics.

In pursuing its investment objective, the Portfolio has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that the portfolio managers believe will provide an opportunity for substantial appreciation. These situations might arise when the portfolio managers believe a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While the Portfolio will invest most of its assets in U.S. common stocks, the Portfolio may invest in other securities, including foreign stocks, in keeping with the Portfolio's objectives.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class A shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index. Effective May 1, 2011, T. Rowe Price became the subadviser to the Portfolio. Investment performance prior to that date is attributable to the Portfolio’s former investment subadviser.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	2nd — 2009	18.10%
Lowest Quarter	4th — 2008	-19.88%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
T. Rowe Price Large Cap Value Portfolio | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.57%	[8]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.59%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	60
3 Years	rr_ExpenseExampleYear03	190
5 Years	rr_ExpenseExampleYear05	330
10 Years	rr_ExpenseExampleYear10	740
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(17.95%)
2003	rr_AnnualReturn2003	31.06%
2004	rr_AnnualReturn2004	12.92%
2005	rr_AnnualReturn2005	3.68%
2006	rr_AnnualReturn2006	18.03%
2007	rr_AnnualReturn2007	4.01%
2008	rr_AnnualReturn2008	(36.19%)
2009	rr_AnnualReturn2009	18.67%
2010	rr_AnnualReturn2010	17.33%
2011	rr_AnnualReturn2011	(3.77%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.88%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.77%)
5 Years	rr_AverageAnnualReturnYear05	(2.32%)
10 Years	rr_AverageAnnualReturnYear10	2.83%
T. Rowe Price Large Cap Value Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.57%	[8]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.84%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	269
5 Years	rr_ExpenseExampleYear05	468
10 Years	rr_ExpenseExampleYear10	1,040
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.01%)
5 Years	rr_AverageAnnualReturnYear05	(2.56%)
10 Years	rr_AverageAnnualReturnYear10	2.58%
T. Rowe Price Large Cap Value Portfolio | Russell 1000 Value Index (reflects no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.39%
5 Years	rr_AverageAnnualReturnYear05	(2.64%)
10 Years	rr_AverageAnnualReturnYear10	3.89%
Lord Abbett Mid Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Lord Abbett Mid Cap Value Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The amounts for the Class E shares of the Portfolio are based on the expenses of the Portfolio’s Class A shares, as adjusted to include applicable 12b-1 fees. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 47.3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.30%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that all fee waivers remain in effect only for the period ending April 30, 2013. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Lord, Abbett & Co. LLC ("Lord Abbett"), subadviser to the Portfolio, invests, under normal market conditions, at least 80% of the Portfolio's net assets in equity securities of mid-sized companies.

The Portfolio’s investments primarily include the following types of securities and other financial instruments:

■

Equity securities, such as common stocks, preferred stocks, convertible securities and equity interests in trusts, partnerships and limited liability companies. The Portfolio may also invest in securities that are tied to the price of stock, such as warrants, rights, and convertible debt securities.

■

Mid-sized companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Midcap® Index. As of December 31, 2011, the market capitalizations of companies in the Russell Midcap® Index ranged from $116.71 million to $20.43 billion.

■

Value stocks that the portfolio manager believes to be underpriced or undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

■

Securities issued by foreign companies and traded primarily on a U.S. securities exchange. These types of securities include American Depositary Receipts (“ADRs”), which are typically issued by a U.S. financial institution (such as a bank) and represent a specified number of shares issued by a foreign company. The Portfolio may also invest up to 10% of its net assets in securities issued by foreign companies that are primarily traded outside of the U.S.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Convertible Securities Risk. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class A shares for the last ten calendar years and indicates how it has varied from year to year. Class E shares of the Portfolio are first being offered on April 30, 2012. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	3rd — 2009	19.10%
Lowest Quarter	3rd — 2011	-22.14%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Lord Abbett Mid Cap Value Portfolio | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.73%
Contractual Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[9]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.71%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	73
3 Years	rr_ExpenseExampleYear03	232
5 Years	rr_ExpenseExampleYear05	405
10 Years	rr_ExpenseExampleYear10	907
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(9.31%)
2003	rr_AnnualReturn2003	26.15%
2004	rr_AnnualReturn2004	24.82%
2005	rr_AnnualReturn2005	8.28%
2006	rr_AnnualReturn2006	12.49%
2007	rr_AnnualReturn2007	0.90%
2008	rr_AnnualReturn2008	(38.66%)
2009	rr_AnnualReturn2009	26.86%
2010	rr_AnnualReturn2010	25.84%
2011	rr_AnnualReturn2011	(3.46%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.14%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.46%)
5 Years	rr_AverageAnnualReturnYear05	(0.94%)
10 Years	rr_AverageAnnualReturnYear10	5.20%
Lord Abbett Mid Cap Value Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.98%
Contractual Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[9]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.96%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	98
3 Years	rr_ExpenseExampleYear03	312
5 Years	rr_ExpenseExampleYear05	542
10 Years	rr_ExpenseExampleYear10	1,204
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.70%)
5 Years	rr_AverageAnnualReturnYear05	(1.18%)
10 Years	rr_AverageAnnualReturnYear10	4.93%
Lord Abbett Mid Cap Value Portfolio | Class E
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.88%
Contractual Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[9]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.86%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	280
5 Years	rr_ExpenseExampleYear05	488
10 Years	rr_ExpenseExampleYear10	1,086
Lord Abbett Mid Cap Value Portfolio | Russell Midcap Value Index (reflects no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.38%)
5 Years	rr_AverageAnnualReturnYear05	0.04%
10 Years	rr_AverageAnnualReturnYear10	7.67%
MetLife Aggressive Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MetLife Aggressive Strategy Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”) but do reflect the fees and expenses of the investment companies in which the Portfolio invests (the “Underlying Portfolios”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio, which operates as a fund of funds, does not pay transaction costs when it buys and sells shares of Underlying Portfolios (or “turns over” its portfolio). An Underlying Portfolio pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Underlying Portfolios and the Portfolio. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 22.6% of the average value of its portfolio. Some of the Underlying Portfolios, however, may have portfolio turnover rates as high as 200% or more.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.60%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock
As an investor in an Underlying Portfolio, the Portfolio bears its pro-rata portion of the operating expenses of that Underlying Portfolio, including such Underlying Portfolio’s management fee. The percentage shown for Acquired Fund (Underlying Portfolio) Fees and Expenses shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the relevant Underlying Portfolios during the last fiscal year.

Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the Underlying Portfolios, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its objective by investing substantially all of its assets in Class A shares of the Underlying Portfolios, which are portfolios of Met Investors Series Trust (the “Trust”) and Metropolitan Series Fund (the “Fund”). The Portfolio has a target allocation between the two broad asset classes (equity and fixed income). MetLife Advisers, LLC (“MetLife Advisers”), the adviser to the Portfolio, establishes specific target investment percentages for the asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those assets classes. MetLife Advisers then selects the Underlying Portfolios in which the Portfolio invests based on, among other factors, the Underlying Portfolios’ investment objectives, policies, investment processes and portfolio analytical and management personnel.

Under normal circumstances, the Portfolio invests substantially all of its assets in Underlying Portfolios that may hold large cap, small cap, mid cap or foreign equity securities in accordance with target allocations of 100% to equity securities.

The following chart describes the target allocations, as of April 30, 2012, to equity securities. You should note that these percentages do not directly correspond to investment in the Underlying Portfolios because each Underlying Portfolio may contain one or more asset classes (e.g., equity and fixed income) and each Underlying Portfolio may contain various subsets of an asset class (e.g., small cap, mid cap and foreign securities). Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, the actual allocations may vary from the Portfolio’s target allocations in the chart below. Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio’s actual allocations could vary substantially from the target allocations due to market valuation changes.

Asset Class		Target Allocation
Equity	100%
U.S. Large Cap U.S. Mid Cap U.S. Small Cap Foreign Equity		38% 23% 9% 30%

The “Foreign Equity” allocation shown above may be invested in foreign equity securities of any capitalization or country but primarily will be invested in larger capitalization companies of developed countries.

The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest in equity securities. These investments include Underlying Portfolios that invest in stock of large established U.S. companies, as well, to a lesser extent, in stocks of foreign companies and small U.S. companies with above-average growth potential.

Periodically, MetLife Advisers will evaluate the Portfolio’s allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to the Portfolio’s risk profile. It is anticipated that changes between these broad asset classes will be within a range of plus or minus 10%. Concurrently, MetLife Advisers will consider whether to make changes to the Portfolio’s investments in any of the Underlying Portfolios.

For additional information about the Portfolio’s investment strategies, the names of the Underlying Portfolios in which the Portfolio may invest and the actual allocation percentages of the Portfolio’s investments in the Underlying Portfolios as of the end of the prior quarter, please see “Additional Information about this Portfolio’s Investment Strategies” in the Prospectus.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Direct risks of investing in the Portfolio include:

Performance Risk. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios may be adversely affected if the Underlying Portfolios are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios.

Asset Allocation Risk. The Portfolio’s ability to achieve its investment objective depends upon MetLife Advisers’ analysis of various factors and MetLife Advisers’ ability to select the appropriate mix of asset classes based on its analysis of such factors, which may prove incorrect. The Portfolio may experience losses or poor relative performance if MetLife Advisers allocates a significant portion of the Portfolio’s assets to an asset class that does not perform as MetLife Advisers anticipated, including relative to other asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk. An Underlying Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style.

Portfolio Turnover Risk. The investment techniques and strategies utilized by the Underlying Portfolios might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Underlying Portfolios’ transaction costs, which can adversely affect the returns on the Portfolio’s investments in those Underlying Portfolios.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	2nd — 2009	20.18%
Lowest Quarter	4th — 2008	-24.41%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
MetLife Aggressive Strategy Portfolio | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.09%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.85%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	272
5 Years	rr_ExpenseExampleYear05	473
10 Years	rr_ExpenseExampleYear10	1,052
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.57%)
5 Years	rr_AverageAnnualReturnYear05	(2.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2005
MetLife Aggressive Strategy Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.09%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.10%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	352
5 Years	rr_ExpenseExampleYear05	609
10 Years	rr_ExpenseExampleYear10	1,346
Bar Chart Table:	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	10.38%
2006	rr_AnnualReturn2006	13.64%
2007	rr_AnnualReturn2007	2.89%
2008	rr_AnnualReturn2008	(40.81%)
2009	rr_AnnualReturn2009	32.65%
2010	rr_AnnualReturn2010	16.50%
2011	rr_AnnualReturn2011	(5.78%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.41%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.78%)
5 Years	rr_AverageAnnualReturnYear05	(2.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 4, 2004
MetLife Aggressive Strategy Portfolio | Dow Jones Aggressive Index (reflects no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.14%)
5 Years	rr_AverageAnnualReturnYear05	0.29%
Since Inception	rr_AverageAnnualReturnSinceInception	5.48%	[10]
MetLife Balanced Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MetLife Balanced Strategy Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	A balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”) but do reflect the fees and expenses of the investment companies in which the Portfolio invests (the “Underlying Portfolios”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio, which operates as a fund of funds, does not pay transaction costs when it buys and sells shares of Underlying Portfolios (or “turns over” its portfolio). An Underlying Portfolio pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Underlying Portfolios and the Portfolio. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 25.6% of the average value of its portfolio. Some of the Underlying Portfolios, however, may have portfolio turnover rates as high as 200% or more.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.60%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock
As an investor in an Underlying Portfolio, the Portfolio bears its pro-rata portion of the operating expenses of that Underlying Portfolio, including such Underlying Portfolio’s management fee. The percentage shown for Acquired Fund (Underlying Portfolio) Fees and Expenses shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the relevant Underlying Portfolios during the last fiscal year.

Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the Underlying Portfolios, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its objective by investing substantially all of its assets in Class A shares of the Underlying Portfolios, which are portfolios of Met Investors Series Trust (the “Trust”) and Metropolitan Series Fund (the “Fund”). The Portfolio has a target allocation between the two broad asset classes (equity and fixed income). MetLife Advisers, LLC (“MetLife Advisers”), the adviser to the Portfolio, establishes specific target investment percentages for the asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those assets classes. MetLife Advisers then selects the Underlying Portfolios in which the Portfolio invests based on, among other factors, the Underlying Portfolios’ investment objectives, policies, investment processes and portfolio analytical and management personnel.

Under normal circumstances, the Portfolio primarily invests its assets in Underlying Portfolios that may hold large cap, small cap, mid cap or foreign equity securities and also invests in Underlying Portfolios that hold fixed income securities in accordance with target allocations of 65% to equity securities and 35% to fixed income securities.

The following chart describes the target allocations, as of April 30, 2012, to equity and fixed income securities. You should note that these percentages do not directly correspond to investment in the Underlying Portfolios because each Underlying Portfolio may contain one or more asset classes (e.g., equity and fixed income) and each Underlying Portfolio may contain various subsets of an asset class (e.g., small cap, mid cap and foreign securities). Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, the actual allocations to equity and fixed income securities may vary from the Portfolio’s target allocations in the chart below. Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio’s actual allocations could vary substantially from the target allocations due to market valuation changes.

Asset Class		Target Allocation
Equity	65%
U.S. Large Cap U.S. Mid Cap U.S. Small Cap Foreign Equity		26% 14% 6% 19%
Fixed Income	35%
U.S. Investment Grade U.S. High Yield Foreign Fixed Income		27% 4% 4%

The “Foreign Equity” allocation shown above may be invested in foreign equity securities of any capitalization or country but primarily will be invested in larger capitalization companies of developed countries, and the “Foreign Fixed Income” allocation shown above may be invested in foreign fixed securities of any credit quality but primarily will be invested in investment grade debt.

The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest in equity securities. These investments include Underlying Portfolios that invest mainly in stocks of large established U.S. companies, as well, to a lesser extent, in stocks of foreign companies and small U.S. companies with above-average growth potential.

The Portfolio seeks to achieve current income through its investments in Underlying Portfolios that invest in fixed income securities. These investments may include Underlying Portfolios that invest exclusively in bonds of U.S. issuers. The Portfolio may invest in Underlying Portfolios that invest in U.S. and foreign investment-grade securities, as well as Underlying Portfolios that invest in high-yield, high-risk bonds.

Periodically, MetLife Advisers will evaluate the Portfolio’s allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to the Portfolio’s risk profile. It is anticipated that changes between these broad asset classes will be within a range of plus or minus 10%. Concurrently, MetLife Advisers will consider whether to make changes to the Portfolio’s investments in any of the Underlying Portfolios.

For additional information about the Portfolio’s investment strategies, the names of the Underlying Portfolios in which the Portfolio may invest and the actual allocation percentages of the Portfolio’s investments in the Underlying Portfolios as of the end of the prior quarter, please see “Additional Information about this Portfolio’s Investment Strategies” in the Prospectus.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Direct risks of investing in the Portfolio include:

Performance Risk. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios may be adversely affected if the Underlying Portfolios are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios.

Asset Allocation Risk. The Portfolio’s ability to achieve its investment objective depends upon MetLife Advisers’ analysis of various factors and MetLife Advisers’ ability to select the appropriate mix of asset classes based on its analysis of such factors, which may prove incorrect. The Portfolio may experience losses or poor relative performance if MetLife Advisers allocates a significant portion of the Portfolio’s assets to an asset class that does not perform as MetLife Advisers anticipated, including relative to other asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk. An Underlying Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying Portfolio.

Interest Rate Risk. The value of an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. The value of an Underlying Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by an Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with an Underlying Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to an Underlying Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style.

Mortgage-backed and Asset-backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause an Underlying Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by an Underlying Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of an Underlying Portfolio receiving payments of principal or interest may be substantially limited.

Portfolio Turnover Risk. The investment techniques and strategies utilized by the Underlying Portfolios might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Underlying Portfolios’ transaction costs, which can adversely affect the returns on the Portfolio’s investments in those Underlying Portfolios.

Derivatives Risk. An Underlying Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase an Underlying Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase an Underlying Portfolio’s volatility and may require the Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	2nd — 2009	15.52%
Lowest Quarter	4th — 2008	-17.84%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
MetLife Balanced Strategy Portfolio | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.73%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	75
3 Years	rr_ExpenseExampleYear03	234
5 Years	rr_ExpenseExampleYear05	407
10 Years	rr_ExpenseExampleYear10	909
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.51%)
5 Years	rr_AverageAnnualReturnYear05	0.71%
Since Inception	rr_AverageAnnualReturnSinceInception	3.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2005
MetLife Balanced Strategy Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.98%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	314
5 Years	rr_ExpenseExampleYear05	544
10 Years	rr_ExpenseExampleYear10	1,206
Bar Chart Table:	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	7.12%
2006	rr_AnnualReturn2006	11.98%
2007	rr_AnnualReturn2007	4.88%
2008	rr_AnnualReturn2008	(31.93%)
2009	rr_AnnualReturn2009	28.34%
2010	rr_AnnualReturn2010	13.58%
2011	rr_AnnualReturn2011	(1.70%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.84%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.70%)
5 Years	rr_AverageAnnualReturnYear05	0.45%
Since Inception	rr_AverageAnnualReturnSinceInception	3.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 4, 2004
MetLife Balanced Strategy Portfolio | Dow Jones Moderate Index (reflects no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.28%
5 Years	rr_AverageAnnualReturnYear05	2.83%
Since Inception	rr_AverageAnnualReturnSinceInception	5.45%	[10]
MetLife Defensive Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MetLife Defensive Strategy Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	A high level of current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with growth of capital, a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”) but do reflect the fees and expenses of the investment companies in which the Portfolio invests (the “Underlying Portfolios”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio, which operates as a fund of funds, does not pay transaction costs when it buys and sells shares of Underlying Portfolios (or “turns over” its portfolio). An Underlying Portfolio pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Underlying Portfolios and the Portfolio. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 29.8% of the average value of its portfolio. Some of the Underlying Portfolios, however, may have portfolio turnover rates as high as 200% or more.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.80%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock
As an investor in an Underlying Portfolio, the Portfolio bears its pro-rata portion of the operating expenses of that Underlying Portfolio, including such Underlying Portfolio’s management fee. The percentage shown for Acquired Fund (Underlying Portfolio) Fees and Expenses shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the relevant Underlying Portfolios during the last fiscal year.

Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the Underlying Portfolios, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its objective by investing substantially all of its assets in Class A shares of the Underlying Portfolios, which are portfolios of Met Investors Series Trust (the “Trust”) and Metropolitan Series Fund (the “Fund”). The Portfolio has a target allocation between the two broad asset classes (equity and fixed income). MetLife Advisers, LLC (“MetLife Advisers”), the adviser to the Portfolio, establishes specific target investment percentages for the asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those asset classes. MetLife Advisers then selects the Underlying Portfolios in which the Portfolio invests based on, among other factors, the Underlying Portfolios’ investment objectives, policies, investment processes and portfolio analytical and management personnel.

Under normal circumstances, the Portfolio primarily invests in Underlying Portfolios that hold fixed income securities and also invests in Underlying Portfolios that may hold large cap, small cap, mid cap or foreign equity securities in accordance with target allocations of 65% to fixed income securities and 35% to equity securities.

The following chart describes the target allocations, as of April 30, 2012, to equity and fixed income securities. You should note that these percentages do not directly correspond to investment in equity and fixed income Underlying Portfolios because each Underlying Portfolio may contain one or more asset classes (e.g., equity and fixed income) and each Underlying Portfolio may contain various subsets of an asset class (e.g., small cap, mid cap and foreign securities). Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, the actual allocations to equity and fixed income securities may vary from the Portfolio’s target allocations in the chart below. Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio’s actual allocations could vary substantially from the target allocations due to market valuation changes.

Asset Class		Target Allocation
Equity	35%
U.S. Large Cap U.S. Mid Cap U.S. Small Cap Foreign Equity		16% 7% 3% 9%
Fixed Income	65%
U.S. Investment Grade U.S. High Yield Foreign Fixed Income		54% 6% 5%

The “Foreign Equity” allocation shown above may be invested in foreign equity securities of any capitalization or country but primarily will be invested in larger capitalization companies of developed countries, and the “Foreign Fixed Income” allocation shown above may be invested in foreign fixed securities of any credit quality but primarily will be invested in investment grade debt.

The Portfolio seeks to achieve current income through its investments in Underlying Portfolios that invest in fixed income securities. These investments may include Underlying Portfolios that invest exclusively in bonds of U.S. issuers as well as Underlying Portfolios that invest in foreign bonds denominated in currencies other than U.S. dollars. The Portfolio may invest in Underlying Portfolios that invest in U.S. and foreign investment-grade securities, as well as Underlying Portfolios that invest in convertible securities and high-yield, high-risk bonds.

The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest in equity securities. These investments may include Underlying Portfolios that invest in stocks of U.S. or foreign large established companies as well as those that invest mainly in stocks of large established U.S. companies, as well, to a lesser extent, in stocks of foreign companies and small U.S. companies with above-average growth potential.

Periodically, MetLife Advisers will evaluate the Portfolio’s allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to the Portfolio’s risk profile. It is anticipated that changes between these broad asset classes will be within a range of plus or minus 10%. Concurrently, MetLife Advisers will consider whether to make changes to the Portfolio’s investments in any of the Underlying Portfolios.

For additional information about the Portfolio’s investment strategies, the names of the Underlying Portfolios in which the Portfolio may invest and the actual allocation percentages of the Portfolio’s investments in the Underlying Portfolios as of the end of the prior quarter, please see “Additional Information about this Portfolio’s Investment Strategies” in the Prospectus.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objectives. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Direct risks of investing in the Portfolio include:

Performance Risk. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios may be adversely affected if the Underlying Portfolios are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios.

Asset Allocation Risk. The Portfolio’s ability to achieve its investment objective depends upon MetLife Advisers’ analysis of various factors and MetLife Advisers’ ability to select the appropriate mix of asset classes based on its analysis of such factors, which may prove incorrect. The Portfolio may experience losses or poor relative performance if MetLife Advisers allocates a significant portion of the Portfolio’s assets to an asset class that does not perform as MetLife Advisers anticipated, including relative to other asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk. An Underlying Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying Portfolio.

Interest Rate Risk. The value of an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. The value of an Underlying Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by an Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with an Underlying Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to an Underlying Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style.

Mortgage-backed and Asset-backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause an Underlying Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by an Underlying Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of an Underlying Portfolio receiving payments of principal or interest may be substantially limited.

Portfolio Turnover Risk. The investment techniques and strategies utilized by the Underlying Portfolios might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Underlying Portfolios’ transaction costs, which can adversely affect the returns on the Portfolio’s investments in those Underlying Portfolios.

Derivatives Risk. An Underlying Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase an Underlying Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase an Underlying Portfolio’s volatility and may require the Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	2nd — 2009	10.73%
Lowest Quarter	4th — 2008	-10.82%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
MetLife Defensive Strategy Portfolio | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.06%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.65%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	67
3 Years	rr_ExpenseExampleYear03	209
5 Years	rr_ExpenseExampleYear05	363
10 Years	rr_ExpenseExampleYear10	812
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.99%
5 Years	rr_AverageAnnualReturnYear05	3.38%
Since Inception	rr_AverageAnnualReturnSinceInception	4.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2005
MetLife Defensive Strategy Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.06%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	288
5 Years	rr_ExpenseExampleYear05	500
10 Years	rr_ExpenseExampleYear10	1,112
Bar Chart Table:	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	4.48%
2006	rr_AnnualReturn2006	8.63%
2007	rr_AnnualReturn2007	5.92%
2008	rr_AnnualReturn2008	(20.65%)
2009	rr_AnnualReturn2009	22.91%
2010	rr_AnnualReturn2010	10.90%
2011	rr_AnnualReturn2011	1.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.82%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.77%
5 Years	rr_AverageAnnualReturnYear05	3.12%
Since Inception	rr_AverageAnnualReturnSinceInception	4.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 4, 2004
MetLife Defensive Strategy Portfolio | Dow Jones Moderately Conservative Index (reflects no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.82%
5 Years	rr_AverageAnnualReturnYear05	4.06%
Since Inception	rr_AverageAnnualReturnSinceInception	5.18%	[10]
MetLife Growth Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MetLife Growth Strategy Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”) but do reflect the fees and expenses of the investment companies in which the Portfolio invests (the “Underlying Portfolios”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio, which operates as a fund of funds, does not pay transaction costs when it buys and sells shares of Underlying Portfolios (or “turns over” its portfolio). An Underlying Portfolio pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Underlying Portfolios and the Portfolio. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 23.9% of the average value of its portfolio. Some of the Underlying Portfolios, however, may have portfolio turnover rates as high as 200% or more.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.90%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock
As an investor in an Underlying Portfolio, the Portfolio bears its pro-rata portion of the operating expenses of that Underlying Portfolio, including such Underlying Portfolio’s management fee. The percentage shown for Acquired Fund (Underlying Portfolio) Fees and Expenses shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the relevant Underlying Portfolios during the last fiscal year.

Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the Underlying Portfolios, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its objective by investing substantially all of its assets in Class A shares of the Underlying Portfolios, which are portfolios of Met Investors Series Trust (the “Trust”) and Metropolitan Series Fund (the “Fund”). The Portfolio has a target allocation between the two broad asset classes (equity and fixed income). MetLife Advisers, LLC (“MetLife Advisers”), the adviser to the Portfolio, establishes specific target investment percentages for the asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those assets classes. MetLife Advisers then selects the Underlying Portfolios in which the Portfolio invests based on, among other factors, the Underlying Portfolios’ investment objectives, policies, investment processes and portfolio analytical and management personnel.

Under normal circumstances, the Portfolio primarily invests in Underlying Portfolios that may hold large cap, small cap, mid cap or foreign equity securities and also invests in Underlying Portfolios that hold fixed income securities in accordance with target allocations of 85% to equity securities and 15% to fixed income securities.

The following chart describes the target allocations, as of April 30, 2012, to equity and fixed income securities. You should note that these percentages do not directly correspond to investment in the Underlying Portfolios because each Underlying Portfolio may contain one or more asset classes (e.g., equity and fixed income) and each Underlying Portfolio may contain various subsets of an asset class (e.g., small cap, mid cap and foreign securities). Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, the actual allocations to equity and fixed income securities may vary from the Portfolio’s target allocations in the chart below. Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio’s actual allocations could vary substantially from the target allocations due to market valuation changes.

Asset Class		Target Allocation
Equity	85%
U.S. Large Cap U.S. Mid Cap U.S. Small Cap Foreign Equity		34% 19% 7% 25%
Fixed Income	15%
U.S. Investment Grade U.S. High Yield Foreign Fixed Income		9% 3% 3%

The “Foreign Equity” allocation shown above may be invested in foreign equity securities of any capitalization or country but primarily will be invested in larger capitalization companies of developed countries, and the “Foreign Fixed Income” allocation shown above may be invested in foreign fixed securities of any credit quality but primarily will be invested in investment grade debt.

The Portfolio seeks to achieve capital growth primarily through its investments in Underlying Portfolios that invest in equity securities. These investments may include Underlying Portfolios that invest mainly in stock of large established U.S. companies, as well, to a lesser extent, in stocks of foreign companies and small U.S. companies with above-average growth potential. The Portfolio seeks to achieve capital growth secondarily through its investments in Underlying Portfolios that invest in fixed income securities. The Portfolio may invest in Underlying Portfolios that invest substantially all of their assets in U.S. government securities as well as Underlying Portfolios that invest in investment grade and high yield, high risk bonds.

Periodically, MetLife Advisers will evaluate the Portfolio’s allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to the Portfolio’s risk profile. It is anticipated that changes between these broad asset classes will be within a range of plus or minus 10%. Concurrently, MetLife Advisers will consider whether to make changes to the Portfolio’s investments in any of the Underlying Portfolios.

For additional information about the Portfolio’s investment strategies, the names of the Underlying Portfolios in which the Portfolio may invest and the actual allocation percentages of the Portfolio’s investments in the Underlying Portfolios as of the end of the prior quarter, please see “Additional Information about this Portfolio’s Investment Strategies” in the Prospectus.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Direct risks of investing in the Portfolio include:

Performance Risk. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios may be adversely affected if the Underlying Portfolios are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios.

Asset Allocation Risk. The Portfolio’s ability to achieve its investment objective depends upon MetLife Advisers’ analysis of various factors and MetLife Advisers’ ability to select the appropriate mix of asset classes based on its analysis of such factors, which may prove incorrect. The Portfolio may experience losses or poor relative performance if MetLife Advisers allocates a significant portion of the Portfolio’s assets to an asset class that does not perform as MetLife Advisers anticipated, including relative to other asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk. An Underlying Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style.

Interest Rate Risk. The value of an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. The value of an Underlying Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by an Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with an Underlying Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to an Underlying Portfolio.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Mortgage-backed and Asset-backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause an Underlying Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by an Underlying Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of an Underlying Portfolio receiving payments of principal or interest may be substantially limited.

Portfolio Turnover Risk. The investment techniques and strategies utilized by the Underlying Portfolios might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Underlying Portfolios’ transaction costs, which can adversely affect the returns on the Portfolio’s investments in those Underlying Portfolios.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	2nd — 2009	18.29%
Lowest Quarter	4th — 2008	-22.10%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
MetLife Growth Strategy Portfolio | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.06%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.82%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	263
5 Years	rr_ExpenseExampleYear05	457
10 Years	rr_ExpenseExampleYear10	1,017
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.64%)
5 Years	rr_AverageAnnualReturnYear05	(0.98%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2005
MetLife Growth Strategy Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.06%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.07%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	110
3 Years	rr_ExpenseExampleYear03	342
5 Years	rr_ExpenseExampleYear05	593
10 Years	rr_ExpenseExampleYear10	1,311
Bar Chart Table:	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	9.12%
2006	rr_AnnualReturn2006	13.59%
2007	rr_AnnualReturn2007	4.70%
2008	rr_AnnualReturn2008	(37.87%)
2009	rr_AnnualReturn2009	30.10%
2010	rr_AnnualReturn2010	15.49%
2011	rr_AnnualReturn2011	(3.87%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.10%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.87%)
5 Years	rr_AverageAnnualReturnYear05	(1.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 4, 2004
MetLife Growth Strategy Portfolio | Dow Jones Moderately Aggressive Index (reflects no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.63%)
5 Years	rr_AverageAnnualReturnYear05	1.54%
Since Inception	rr_AverageAnnualReturnSinceInception	5.50%	[10]
MetLife Moderate Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MetLife Moderate Strategy Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	High total return in the form of income and growth of capital, with a greater emphasis on income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”) but do reflect the fees and expenses of the investment companies in which the Portfolio invests (the “Underlying Portfolios”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio, which operates as a fund of funds, does not pay transaction costs when it buys and sells shares of Underlying Portfolios (or “turns over” its portfolio). An Underlying Portfolio pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Underlying Portfolios and the Portfolio. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 25.2% of the average value of its portfolio. Some of the Underlying Portfolios, however, may have portfolio turnover rates as high as 200% or more.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.20%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock
As an investor in an Underlying Portfolio, the Portfolio bears its pro-rata portion of the operating expenses of that Underlying Portfolio, including such Underlying Portfolio’s management fee. The percentage shown for Acquired Fund (Underlying Portfolio) Fees and Expenses shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the relevant Underlying Portfolios during the last fiscal year.

Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the Underlying Portfolios, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its objective by investing substantially all of its assets in Class A shares of the Underlying Portfolios, which are portfolios of Met Investors Series Trust (the “Trust”) and Metropolitan Series Fund (the “Fund”). The Portfolio has a target allocation between the two broad asset classes (equity and fixed income). MetLife Advisers, LLC (“MetLife Advisers”), the adviser to the Portfolio, establishes specific target investment percentages for the asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those assets classes. MetLife Advisers then selects the Underlying Portfolios in which the Portfolio invests based on, among other factors, the Underlying Portfolios’ investment objectives, policies, investment processes and portfolio analytical and management personnel.

Under normal circumstances, the Portfolio invests in Underlying Portfolios that may hold large cap, small cap, mid cap or foreign equity securities and also invests in Underlying Portfolios that hold fixed income securities in accordance with target allocations of 50% to equity securities and 50% to fixed income securities.

The following chart describes the target allocations, as of April 30, 2012, to equity and fixed income securities. You should note that these percentages do not directly correspond to investment in the Underlying Portfolios because each Underlying Portfolio may contain one or more asset classes (e.g., equity and fixed income) and each Underlying Portfolio may contain various subsets of an asset class (e.g., small cap, mid cap and foreign securities). Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, the actual allocations to equity and fixed income securities may vary from the Portfolio’s target allocations in the chart below. Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio’s actual allocations could vary substantially from the target allocations due to market valuation changes.

Asset Class		Target Allocation
Equity	50%
U.S. Large Cap U.S. Mid Cap U.S. Small Cap Foreign Equity		21% 11% 4% 14%
Fixed Income	50%
U.S. Investment Grade U.S. High Yield Foreign Fixed Income		41% 5% 4%

The “Foreign Equity” allocation shown above may be invested in foreign equity securities of any capitalization or country but primarily will be invested in larger capitalization companies of developed countries, and the “Foreign Fixed Income” allocation shown above may be invested in foreign fixed securities of any credit quality but primarily will be invested in investment grade debt.

The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest in equity securities. These investments include Underlying Portfolios that invest mainly in stocks of large established U.S. companies, as well, to a lesser extent, in stocks of foreign companies and small U.S. companies with above-average growth potential.

The Portfolio seeks to achieve current income through its investments in Underlying Portfolios that invest in fixed income securities. These investments may include Underlying Portfolios that invest exclusively in bonds of U.S. issuers as well as Underlying Portfolios that invest in U.S. and foreign investment-grade securities, as well as Underlying Portfolios that invest high-yield, high-risk bonds.

Periodically, MetLife Advisers will evaluate the Portfolio’s allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to the Portfolio’s risk profile. It is anticipated that changes between these broad asset classes will be within a range of plus or minus 10%. Concurrently, MetLife Advisers will consider whether to make changes to the Portfolio’s investments in any of the Underlying Portfolios.

For additional information about the Portfolio’s investment strategies, the names of the Underlying Portfolios in which the Portfolio may invest and the actual allocation percentages of the Portfolio’s investments in the Underlying Portfolios as of the end of the prior quarter, please see “Additional Information about this Portfolio’s Investment Strategies” in the Prospectus.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Direct risks of investing in the Portfolio include:

Performance Risk. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios may be adversely affected if the Underlying Portfolios are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios.

Asset Allocation Risk. The Portfolio’s ability to achieve its investment objective depends upon MetLife Advisers’ analysis of various factors and MetLife Advisers’ ability to select the appropriate mix of asset classes based on its analysis of such factors, which may prove incorrect. The Portfolio may experience losses or poor relative performance if MetLife Advisers allocates a significant portion of the Portfolio’s assets to an asset class that does not perform as MetLife Advisers anticipated, including relative to other asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk. An Underlying Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying Portfolio.

Interest Rate Risk. The value of an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. The value of an Underlying Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by an Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with an Underlying Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to an Underlying Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style.

Mortgage-backed and Asset-backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause an Underlying Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by an Underlying Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of an Underlying Portfolio receiving payments of principal or interest may be substantially limited.

Portfolio Turnover Risk. The investment techniques and strategies utilized by the Underlying Portfolios might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Underlying Portfolios’ transaction costs, which can adversely affect the returns on the Portfolio’s investments in those Underlying Portfolios.

Derivatives Risk. An Underlying Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase an Underlying Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase an Underlying Portfolio’s volatility and may require the Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	2nd — 2009	12.98%
Lowest Quarter	4th — 2008	-14.23%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
MetLife Moderate Strategy Portfolio | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.06%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.68%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	218
5 Years	rr_ExpenseExampleYear05	380
10 Years	rr_ExpenseExampleYear10	849
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.17%
5 Years	rr_AverageAnnualReturnYear05	2.31%
Since Inception	rr_AverageAnnualReturnSinceInception	4.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2005
MetLife Moderate Strategy Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.06%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.93%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	95
3 Years	rr_ExpenseExampleYear03	298
5 Years	rr_ExpenseExampleYear05	517
10 Years	rr_ExpenseExampleYear10	1,147
Bar Chart Table:	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	5.81%
2006	rr_AnnualReturn2006	10.23%
2007	rr_AnnualReturn2007	6.21%
2008	rr_AnnualReturn2008	(26.42%)
2009	rr_AnnualReturn2009	26.09%
2010	rr_AnnualReturn2010	12.40%
2011	rr_AnnualReturn2011	(0.12%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.23%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.12%)
5 Years	rr_AverageAnnualReturnYear05	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	3.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 4, 2004
MetLife Moderate Strategy Portfolio | Dow Jones Moderate Index (reflects no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.28%
5 Years	rr_AverageAnnualReturnYear05	2.83%
Since Inception	rr_AverageAnnualReturnSinceInception	5.45%	[10]
MFS Emerging Markets Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Emerging Markets Equity Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 40.4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.40%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Massachusetts Financial Services Company (“MFS”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in equity securities of issuers that are tied economically to emerging market countries. Equity securities include common stocks, preferred stocks, and depositary receipts for those securities. Emerging market countries may include countries determined to have emerging market economies, taking into account a number of factors, including whether a particular country has a low-to-middle economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s foreign currency debt rating, its political and economic stability, and the development of its financial and capital markets. Emerging markets countries include countries located in Latin America, Asia, Africa, the Middle East, and the developing countries of Europe, primarily Eastern Europe. The Portfolio may invest in companies of any size. MFS may invest a relatively large percentage of the Portfolio’s assets in a single issuer or a small number of issuers.

MFS may invest a large percentage of the Portfolio’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS uses a bottom-up investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their current financial condition and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Focused Investment Risk. Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	2nd — 2009	30.41%
Lowest Quarter	3rd — 2008	-30.51%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
MFS Emerging Markets Equity Portfolio | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.92%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.09%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	348
5 Years	rr_ExpenseExampleYear05	604
10 Years	rr_ExpenseExampleYear10	1,334
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.42%)
5 Years	rr_AverageAnnualReturnYear05	0.89%
Since Inception	rr_AverageAnnualReturnSinceInception	1.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
MFS Emerging Markets Equity Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.92%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.34%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	427
5 Years	rr_ExpenseExampleYear05	738
10 Years	rr_ExpenseExampleYear10	1,621
Bar Chart Table:	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	36.62%
2008	rr_AnnualReturn2008	(55.53%)
2009	rr_AnnualReturn2009	68.95%
2010	rr_AnnualReturn2010	23.65%
2011	rr_AnnualReturn2011	(18.70%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.51%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.70%)
5 Years	rr_AverageAnnualReturnYear05	0.63%
Since Inception	rr_AverageAnnualReturnSinceInception	1.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
MFS Emerging Markets Equity Portfolio | MSCI Emerging Markets (EM) Index (reflects no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.42%)
5 Years	rr_AverageAnnualReturnYear05	2.40%
Since Inception	rr_AverageAnnualReturnSinceInception	3.87%
MFS Research International Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Research International Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 39.3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.30%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that all fee waivers remain in effect only for the period ending April 30, 2013. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Massachusetts Financial Services Company (“MFS”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily in foreign equity securities, including emerging market equity securities. Equity securities include common stocks, preferred stocks, and depositary receipts for those securities.

The Portfolio may invest a relatively large percentage of its assets in issuers in a single country, a small number of countries, or a particular geographic region.

In selecting investments for the Portfolio, MFS is not constrained to any particular investment style. MFS may invest the Portfolio’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. The Portfolio may invest in companies of any size.

A team of investment research analysts selects investments for the Portfolio. MFS allocates the Portfolio’s assets to analysts by broad market sectors.

MFS uses a bottom-up investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their current financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Focused Investment Risk. Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of two broad-based securities market indices. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Descriptions” in the Prospectus. It is not possible to invest directly in an index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of two broad-based securities market indices.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	2nd — 2009	23.82%
Lowest Quarter	4th — 2008	-20.45%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
MFS Research International Portfolio | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.68%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.77%
Contractual Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.06%	[11]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.71%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	73
3 Years	rr_ExpenseExampleYear03	241
5 Years	rr_ExpenseExampleYear05	423
10 Years	rr_ExpenseExampleYear10	951
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.44%)
5 Years	rr_AverageAnnualReturnYear05	(2.85%)
10 Years	rr_AverageAnnualReturnYear10	6.03%
MFS Research International Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.68%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.02%
Contractual Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.06%	[11]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.96%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	98
3 Years	rr_ExpenseExampleYear03	320
5 Years	rr_ExpenseExampleYear05	560
10 Years	rr_ExpenseExampleYear10	1,247
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(11.80%)
2003	rr_AnnualReturn2003	32.04%
2004	rr_AnnualReturn2004	19.56%
2005	rr_AnnualReturn2005	16.42%
2006	rr_AnnualReturn2006	26.56%
2007	rr_AnnualReturn2007	13.29%
2008	rr_AnnualReturn2008	(42.36%)
2009	rr_AnnualReturn2009	31.57%
2010	rr_AnnualReturn2010	11.40%
2011	rr_AnnualReturn2011	(10.71%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.45%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.71%)
5 Years	rr_AverageAnnualReturnYear05	(3.10%)
10 Years	rr_AverageAnnualReturnYear10	5.77%
MFS Research International Portfolio | Class E
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.68%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.92%
Contractual Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.06%	[11]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.86%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	289
5 Years	rr_ExpenseExampleYear05	505
10 Years	rr_ExpenseExampleYear10	1,130
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.62%)
5 Years	rr_AverageAnnualReturnYear05	(3.00%)
10 Years	rr_AverageAnnualReturnYear10	5.88%
MFS Research International Portfolio | MSCI AC World (ex-U.S.) Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.71%)
5 Years	rr_AverageAnnualReturnYear05	(2.92%)
10 Years	rr_AverageAnnualReturnYear10	6.31%
MFS Research International Portfolio | MSCI EAFE (Europe, Australasia, Far East) Index (Indices reflect no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.14%)
5 Years	rr_AverageAnnualReturnYear05	(4.72%)
10 Years	rr_AverageAnnualReturnYear10	4.67%
PIMCO Inflation Protected Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PIMCO Inflation Protected Bond Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum real return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 458.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	458.10%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Pacific Investment Management Company LLC (“PIMCO”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for All Urban Consumers (“CPI-U”) as the inflation measure. For more information about the CPI-U, please see “Investment Strategies and Risks” in the Statement of Additional Information. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. The effective portfolio duration of the Portfolio normally will vary within (plus or minus) three years of the duration of the Barclays U.S. TIPS Index.

Principal investments may include inflation-indexed bonds and securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; bank capital and trust preferred securities; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements’ debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales to a significant extent.

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (commonly called “junk bonds”) rated B or higher by Moody’s Investors Service, Inc. or equivalently rated by Standard & Poor’s Ratings Services or Fitch, Inc., or, if unrated, determined to be of comparable quality. The Portfolio also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. Foreign currency exposure (from non-U.S. dollar denominated securities or currencies) normally will be limited to 20% of the Portfolio’s total assets. The Portfolio may also invest up to 10% of its total assets in preferred stocks.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques such as buy backs or dollar rolls.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Credit and Counterparty Risk. The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Interest Rate Risk. The value of the Portfolio’s investments in fixed income securities may decline when prevailing nominal interest rates rise or increase when nominal interest rates go down. The nominal interest rate is considered the sum of a real interest rate and an expected inflation rate. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including Treasury Inflation-Protected Securities, may experience greater losses than other fixed income securities with similar durations.

TIPS and Inflation-Linked Bonds Risk. The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including Treasury Inflation Protected Securities, may experience greater losses than other fixed income securities with similar durations.

Mortgage-backed and Asset-backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

Short Sale and Short Position Risk. The Portfolio will incur a loss from a short sale or short position if the value of the security sold short or the reference instrument, in the case of a short position, increases after the time the Portfolio entered into the short sale or short position. Short sales and short positions generally involve a form of leverage, which can exaggerate a Portfolio’s losses, and short positions also may involve credit and counterparty risk. A Portfolio that engages in a short sale or short position may lose more money than the actual cost of the short sale or short position and its potential losses may be unlimited if the Portfolio does not own the security sold short or the reference instrument and it is unable to close out of the short sale or short position. Any gain from a short sale or short position will be offset in whole or in part by the transaction costs associated with the short sale or short position.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk. Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value or yield of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price or expected yield before the securities are actually issued or delivered. These investments may create a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Mortgage Dollar Roll Transactions Risk. Mortgage dollar roll transactions are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price. In addition, the Portfolio may incur higher expenses if its mortgage dollar roll transactions lead to higher portfolio turnover. These transactions also may subject the Portfolio to a form of investment leverage.

Convertible Securities Risk. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Portfolio.

Repurchase Agreement Risk. Repurchase agreements are subject to credit and counterparty risk. In the event a counterparty defaults, becomes insolvent or otherwise becomes unable or unwilling to honor its obligation to the Portfolio, the Portfolio may incur delays or restrictions on its ability to dispose of the underlying securities and lose all or a part of the income from the repurchase agreement.

Portfolio Turnover Risk. The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	1st — 2009	7.35%
Lowest Quarter	4th — 2008	-6.13%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
PIMCO Inflation Protected Bond Portfolio | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.47%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.01%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.51%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	52
3 Years	rr_ExpenseExampleYear03	164
5 Years	rr_ExpenseExampleYear05	286
10 Years	rr_ExpenseExampleYear10	642
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.48%
5 Years	rr_AverageAnnualReturnYear05	8.13%
Since Inception	rr_AverageAnnualReturnSinceInception	6.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2003
PIMCO Inflation Protected Bond Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.47%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.01%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.76%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	244
5 Years	rr_ExpenseExampleYear05	424
10 Years	rr_ExpenseExampleYear10	945
Bar Chart Table:	rr_BarChartTableAbstract
2004	rr_AnnualReturn2004	8.99%
2005	rr_AnnualReturn2005	1.39%
2006	rr_AnnualReturn2006	0.39%
2007	rr_AnnualReturn2007	10.80%
2008	rr_AnnualReturn2008	(7.06%)
2009	rr_AnnualReturn2009	18.05%
2010	rr_AnnualReturn2010	7.76%
2011	rr_AnnualReturn2011	11.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.13%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.14%
5 Years	rr_AverageAnnualReturnYear05	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2003
PIMCO Inflation Protected Bond Portfolio | Class E
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.47%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.01%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.66%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	68
3 Years	rr_ExpenseExampleYear03	212
5 Years	rr_ExpenseExampleYear05	369
10 Years	rr_ExpenseExampleYear10	825
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.18%
5 Years	rr_AverageAnnualReturnYear05	7.95%
Since Inception	rr_AverageAnnualReturnSinceInception	7.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
PIMCO Inflation Protected Bond Portfolio | Barclays U.S. TIPS Index (reflects no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.56%
5 Years	rr_AverageAnnualReturnYear05	7.95%
Since Inception	rr_AverageAnnualReturnSinceInception	6.56%	[12]
PIMCO Total Return Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PIMCO Total Return Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum total return, consistent with the preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 515.8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	515.80%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Pacific Investment Management Company LLC (“PIMCO”), subadviser to the Portfolio, invests, under normal circumstances, at least 65% of the Portfolio’s total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The average portfolio duration of the Portfolio normally varies within two years (plus or minus) of the duration of the Barclays U.S. Aggregate Bond Index.

Principal investments include securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; bank capital and trust preferred securities; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements’ debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities.

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (commonly called “junk bonds”) rated B or higher by Moody’s Investors Service, Inc. or equivalently rated by Standard & Poor’s Ratings Services or Fitch, Inc., or if unrated, determined to be of comparable quality. The Portfolio also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Portfolio’s total assets. The Portfolio may invest up to 10% of its total assets in preferred stock, convertible securities and other equity related securities.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales to a significant extent. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Credit and Counterparty Risk. The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Interest Rate Risk. The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

TIPS and Inflation-Linked Bonds Risk. The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including Treasury Inflation Protected Securities, may experience greater losses than other fixed income securities with similar durations.

Mortgage-backed and Asset-backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

Short Sale and Short Position Risk. The Portfolio will incur a loss from a short sale or short position if the value of the security sold short or the reference instrument, in the case of a short position, increases after the time the Portfolio entered into the short sale or short position. Short sales and short positions generally involve a form of leverage, which can exaggerate a Portfolio’s losses, and short positions also may involve credit and counterparty risk. A Portfolio that engages in a short sale or short position may lose more money than the actual cost of the short sale or short position and its potential losses may be unlimited if the Portfolio does not own the security sold short or the reference instrument and it is unable to close out of the short sale or short position. Any gain from a short sale or short position will be offset in whole or in part by the transaction costs associated with the short sale or short position.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk. Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value or yield of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price or expected yield before the securities are actually issued or delivered. These investments may create a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Mortgage Dollar Roll Transactions Risk. Mortgage dollar roll transactions are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price. In addition, the Portfolio may incur higher expenses if its mortgage dollar roll transactions lead to higher portfolio turnover. These transactions also may subject the Portfolio to a form of investment leverage.

Portfolio Turnover Risk. The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Convertible Securities Risk. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Portfolio.

Repurchase Agreement Risk. Repurchase agreements are subject to credit and counterparty risk. In the event a counterparty defaults, becomes insolvent or otherwise becomes unable or unwilling to honor its obligation to the Portfolio, the Portfolio may incur delays or restrictions on its ability to dispose of the underlying securities and lose all or a part of the income from the repurchase agreement.

Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	2nd — 2009	6.86%
Lowest Quarter	3rd — 2008	-2.99%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
PIMCO Total Return Portfolio | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.51%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	52
3 Years	rr_ExpenseExampleYear03	164
5 Years	rr_ExpenseExampleYear05	286
10 Years	rr_ExpenseExampleYear10	642
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.42%
5 Years	rr_AverageAnnualReturnYear05	7.58%
10 Years	rr_AverageAnnualReturnYear10	6.43%
PIMCO Total Return Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.76%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	244
5 Years	rr_ExpenseExampleYear05	424
10 Years	rr_ExpenseExampleYear10	945
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	9.29%
2003	rr_AnnualReturn2003	4.31%
2004	rr_AnnualReturn2004	4.98%
2005	rr_AnnualReturn2005	2.25%
2006	rr_AnnualReturn2006	4.52%
2007	rr_AnnualReturn2007	7.56%
2008	rr_AnnualReturn2008	0.41%
2009	rr_AnnualReturn2009	18.03%
2010	rr_AnnualReturn2010	8.17%
2011	rr_AnnualReturn2011	3.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.99%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.17%
5 Years	rr_AverageAnnualReturnYear05	7.30%
10 Years	rr_AverageAnnualReturnYear10	6.17%
PIMCO Total Return Portfolio | Class E
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.66%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	68
3 Years	rr_ExpenseExampleYear03	212
5 Years	rr_ExpenseExampleYear05	369
10 Years	rr_ExpenseExampleYear10	825
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.37%
5 Years	rr_AverageAnnualReturnYear05	7.42%
10 Years	rr_AverageAnnualReturnYear10	6.28%
PIMCO Total Return Portfolio | Barclays U.S. Aggregate Bond Index (reflects no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Pioneer Fund Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pioneer Fund Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Reasonable income and capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 19.8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.80%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that all fee waivers remain in effect only for the period ending April 30, 2013. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Pioneer Investment Management, Inc. ("Pioneer"), subadviser to the Portfolio, invests the Portfolio's assets, under normal circumstances, in a broad group of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The Portfolio invests predominantly in equity securities. Equity securities include common stocks, convertible debt, depositary receipts, warrants, rights, preferred stocks, equity interests in real estate investment trusts ("REITs") and exchange-traded funds ("ETFs") that invest primarily in equity securities. The Portfolio may invest up to 20% of its net assets in REITs. The Portfolio may invest up to 20% of its total assets in non-U.S. issuers.

Pioneer uses a value approach to select the Portfolio's investments. Pioneer seeks securities that it believes are selling at reasonable prices or substantial discounts to their underlying values and holds these securities until the market values reflect their intrinsic values. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market timing strategies. Factors that Pioneer uses in selecting investments include, but are not limited to:

■	favorable expected returns relative to perceived risk

■	above average potential for earnings and revenue growth

■	a sustainable competitive advantage (e.g., brand name, customer base, proprietary technology, economies of scale)

■	potential to provide reasonable income

■	low market valuations relative to earnings forecast, book value, cash flow and sales

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objectives. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Real Estate Investment Risk. Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

Investment Company and Exchange Traded Fund Risk. An investment in an investment company or ETF involves substantially the same risks as investing directly in the underlying securities. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities.

Convertible Securities Risk. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The performance shown below is the performance of the Portfolio’s Class A shares. The historical performance shown for the Portfolio’s Class A shares prior to May 1, 2006 is the performance of the Portfolio’s predecessor fund managed by Pioneer using the same investment objective and strategy as the Portfolio.

The bar chart below shows you the performance of the Portfolio’s Class A shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	2nd — 2009	14.10%
Lowest Quarter	4th — 2008	-20.24%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Pioneer Fund Portfolio | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.69%
Contractual Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[13]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.68%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	220
5 Years	rr_ExpenseExampleYear05	384
10 Years	rr_ExpenseExampleYear10	860
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(30.21%)
2003	rr_AnnualReturn2003	23.78%
2004	rr_AnnualReturn2004	11.13%
2005	rr_AnnualReturn2005	5.99%
2006	rr_AnnualReturn2006	15.92%
2007	rr_AnnualReturn2007	5.01%
2008	rr_AnnualReturn2008	(32.84%)
2009	rr_AnnualReturn2009	23.89%
2010	rr_AnnualReturn2010	16.22%
2011	rr_AnnualReturn2011	(4.55%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.24%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.55%)
5 Years	rr_AverageAnnualReturnYear05	(0.62%)
10 Years	rr_AverageAnnualReturnYear10	1.35%
Since Inception	rr_AverageAnnualReturnSinceInception
Pioneer Fund Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.94%
Contractual Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[13]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.93%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	95
3 Years	rr_ExpenseExampleYear03	300
5 Years	rr_ExpenseExampleYear05	521
10 Years	rr_ExpenseExampleYear10	1,158
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.87%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	14.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2009
Pioneer Fund Portfolio | S&P 500 Index (reflects no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception
Pioneer Strategic Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pioneer Strategic Income Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	A high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 29.7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.70%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Pioneer Investment Management, Inc. ("Pioneer"), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio's net assets in debt securities. The Portfolio has the flexibility to invest in a broad range of issuers and segments of the debt securities market. Pioneer allocates the Portfolio's investments among the following three segments of the debt markets:

■	Below investment grade (high yield) securities of U.S. and non-U.S. issuers;

■	Investment grade securities of U.S. issuers; and

■	Investment grade securities of non-U.S. issuers.

Pioneer's allocations among these segments of the debt markets depend upon its outlook for economic, interest rate and political trends.

The Portfolio invests primarily in:

■	Debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or non-U.S. governmental entities;

■	Debt securities of U.S. and non-U.S. corporate issuers, including convertible debt; and

■	Mortgage-related securities, including sub-prime mortgages, and asset-backed securities.

The Portfolio invests in securities with a broad range of maturities. Depending upon Pioneer's allocation among market segments, up to 70% of the Portfolio's total assets may be in high yield debt securities (commonly called "junk bonds") rated below investment grade at the time of purchase or determined to be of equivalent quality by Pioneer. Up to 20% of the Portfolio's total assets may be invested in debt securities rated below CCC by Standard & Poors Ratings Services or the equivalent by another nationally recognized statistical rating organization or determined to be of equivalent credit quality by Pioneer.

Depending upon Pioneer's allocation among market segments, up to 85% of the Portfolio's total assets may be in debt securities of non-U.S. corporate and governmental issuers, including debt securities of corporate and governmental issuers in emerging markets. Non-U.S. investments include securities issued by non-U.S. governments, banks or corporations and certain supranational organizations, such as the World Bank and the European Union.

Pioneer considers both broad economic and issuer specific factors in selecting securities designed to achieve the Portfolio's investment objective. In assessing the appropriate maturity, rating, sector and country weightings of the Portfolio's securities, Pioneer considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation, Federal Reserve monetary policy and the relative value of the U.S. dollar compared to other currencies. Once Pioneer determines the preferable portfolio characteristics, Pioneer selects individual securities based upon the terms of the securities (such as yield compared to U.S. Treasuries or comparable issues), liquidity and rating, sector and issuer diversification. Pioneer also employs fundamental research to assess an issuer's credit quality, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment and management ability. In making these portfolio decisions, Pioneer relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research.

Debt securities in which the Portfolio invests may include floating rate loans, Treasury Inflation Protected Securities (“TIPS”) and other inflation linked debt securities. The Portfolio’s investments in floating rate loans of domestic and foreign borrowers and other direct indebtedness may not exceed 15% of its net assets. The Portfolio may also invest up to 20% of its net assets in all types of equity securities.

The Portfolio may, but is not required to, use futures and options on securities, indices and currencies, forward foreign currency exchange contracts and other derivatives. The Portfolio may use derivatives, such as credit default swaps and U.S. Treasury Futures, for a variety of purposes, including: as a hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to increase the Portfolio's return as a non-hedging strategy that may be considered speculative; and to manage portfolio characteristics.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Interest Rate Risk. The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Mortgage-backed and Asset-backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

Bank Loan Risk. Investments in bank loans expose the Portfolio to interest rate risk and the credit and counterparty risk of the underlying borrowers of those loans. No active trading market may exist for certain loans. Moreover, adverse market conditions may impair the liquidity of some actively traded loans. The Portfolio may have difficulty valuing and selling bank loans that are illiquid or are less actively traded. Bank loans are also subject to the risk that issuers will prepay the principal more quickly than expected, which could cause the Portfolio to reinvest the repaid principal in investments with lower yields, thereby exposing the Portfolio to a lower rate of return. The Portfolio’s investments in below investment grade loans and other debt securities expose the Portfolio to greater market risk and credit and counterparty risk than a portfolio that invests only in investment grade loans and debt securities. Lower rated securities also may be subject to greater price volatility than higher rated investments.

Convertible Securities Risk. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Portfolio.

Credit Default Swap Risk. Credit default swaps may increase credit and counterparty risk (depending on whether the Portfolio is the buyer or seller of the swaps), and they may in some cases be illiquid. Credit default swaps also may be difficult to trade or value, especially in the event of market disruptions. Credit default swap transactions in which the Portfolio is the seller may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

TIPS and Inflation-Linked Bonds Risk. The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including Treasury Inflation Protected Securities, may experience greater losses than other fixed income securities with similar durations.

Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The performance shown below is the performance of the Portfolio’s Class A shares. The historical performance shown for the Portfolio’s Class A shares prior to May 1, 2006 is the performance of the Portfolio’s predecessor funds managed by Pioneer using the same investment objective and strategy as the Portfolio.

The bar chart below shows you the performance of the Portfolio’s Class A shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index. Effective June 30, 2003, Pioneer became the subadviser to the predecessor fund. Information prior to that date is attributable to the predecessor fund’s former investment subadviser.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	2nd — 2009	13.85%
Lowest Quarter	4th — 2008	-8.83%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Pioneer Strategic Income Portfolio | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.58%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.64%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	66
3 Years	rr_ExpenseExampleYear03	205
5 Years	rr_ExpenseExampleYear05	358
10 Years	rr_ExpenseExampleYear10	800
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	5.88%
2003	rr_AnnualReturn2003	19.53%
2004	rr_AnnualReturn2004	10.94%
2005	rr_AnnualReturn2005	3.67%
2006	rr_AnnualReturn2006	6.30%
2007	rr_AnnualReturn2007	6.65%
2008	rr_AnnualReturn2008	(10.74%)
2009	rr_AnnualReturn2009	33.09%
2010	rr_AnnualReturn2010	12.17%
2011	rr_AnnualReturn2011	3.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.83%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.63%
5 Years	rr_AverageAnnualReturnYear05	8.05%
10 Years	rr_AverageAnnualReturnYear10	8.59%
Since Inception	rr_AverageAnnualReturnSinceInception
Pioneer Strategic Income Portfolio | Class E
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.58%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.79%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	81
3 Years	rr_ExpenseExampleYear03	253
5 Years	rr_ExpenseExampleYear05	440
10 Years	rr_ExpenseExampleYear10	981
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.46%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	8.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
Pioneer Strategic Income Portfolio | Barclays U.S. Universal Index (reflects no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.40%
5 Years	rr_AverageAnnualReturnYear05	6.39%
10 Years	rr_AverageAnnualReturnYear10	6.01%
Since Inception	rr_AverageAnnualReturnSinceInception
RCM Technology Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RCM Technology Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital appreciation; no consideration is given to income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 172.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	172.10%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

RCM Capital Management LLC (“RCM”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s assets in common stocks of companies which utilize new, creative or different, or “innovative,” technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Portfolio identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor’s (for example, companies classified as “Information Technology” companies) and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale, use and/or service of technological products or services. Although the Portfolio emphasizes companies which utilize technologies, it is not required to invest exclusively in companies in a particular business sector or industry.

RCM selects stocks for the Portfolio using a “growth” style. RCM seeks to identify technology-related companies with well-defined “wealth creating” characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, RCM seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems.

The Portfolio may invest a portion of its assets in the securities of smaller capitalization companies and may invest in initial public offerings (“IPOs”). The Portfolio may invest up to 50% of its assets in foreign equity securities, including American Depositary Receipts and emerging market countries.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Portfolio Turnover Risk. The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

Technology Sector Risk. Because the Portfolio concentrates its investments in companies which utilize innovative technologies, it is subject to risks particularly affecting those companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories.

Focused Investment Risk. Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly. Because the Portfolio concentrates its investments in companies that utilize innovative technologies, it is subject to risk particularly affecting those companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of two broad-based securities market indices. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Descriptions” in the Prospectus. It is not possible to invest directly in an index. Effective January 14, 2005, RCM became the subadviser. Investment performance prior to that date is attributable to the Portfolio’s former investment subadviser.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of two broad-based securities market indices.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	2nd — 2009	21.76%
Lowest Quarter	3rd — 2002	-34.81%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
RCM Technology Portfolio | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.95%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	304
5 Years	rr_ExpenseExampleYear05	528
10 Years	rr_ExpenseExampleYear10	1,171
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.80%)
5 Years	rr_AverageAnnualReturnYear05	6.21%
10 Years	rr_AverageAnnualReturnYear10	1.72%
RCM Technology Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.20%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	123
3 Years	rr_ExpenseExampleYear03	383
5 Years	rr_ExpenseExampleYear05	663
10 Years	rr_ExpenseExampleYear10	1,461
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(50.73%)
2003	rr_AnnualReturn2003	57.57%
2004	rr_AnnualReturn2004	(4.31%)
2005	rr_AnnualReturn2005	11.01%
2006	rr_AnnualReturn2006	5.35%
2007	rr_AnnualReturn2007	31.52%
2008	rr_AnnualReturn2008	(44.45%)
2009	rr_AnnualReturn2009	58.97%
2010	rr_AnnualReturn2010	27.69%
2011	rr_AnnualReturn2011	(9.89%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.81%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.89%)
5 Years	rr_AverageAnnualReturnYear05	5.97%
10 Years	rr_AverageAnnualReturnYear10	1.50%
RCM Technology Portfolio | Class E
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.10%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	352
5 Years	rr_ExpenseExampleYear05	609
10 Years	rr_ExpenseExampleYear10	1,346
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.98%)
5 Years	rr_AverageAnnualReturnYear05	6.06%
10 Years	rr_AverageAnnualReturnYear10	1.59%
RCM Technology Portfolio | NASDAQ Composite Index (Indices reflect no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.80%)
5 Years	rr_AverageAnnualReturnYear05	1.52%
10 Years	rr_AverageAnnualReturnYear10	2.94%
RCM Technology Portfolio | S&P North American Technology Sector Index (Indices reflect no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.88%)
5 Years	rr_AverageAnnualReturnYear05	3.84%
10 Years	rr_AverageAnnualReturnYear10	2.44%
Rainier Large Cap Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Rainier Large Cap Equity Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 87.6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.60%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that all fee waivers remain in effect only for the period ending April 30, 2013. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Rainier Investment Management, Inc. (“Rainier”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily (at least 80% of the Portfolio’s assets) in the common stock of large capitalization companies traded in the U.S. with prospects of strong earnings growth and attractive overall business fundamentals, selling at attractive valuations. Rainier considers large capitalization companies to be those with market capitalizations of at least $3 billion at the time of investment. The Portfolio may invest in common stock of companies of all sizes, including small capitalization companies. Investments in companies with market capitalization below $3 billion will normally comprise 20% or less of the Portfolio. The Portfolio will normally be invested in approximately 75 to 150 securities. The Portfolio may invest up to 25% of its assets in foreign securities. Currently Rainier intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts.

Rainier refers to its stock selection philosophy as Growth at a Reasonable Price (“GARP”). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. The Portfolio is diversified over a broad cross-section of economic sectors and industries. To help control risk, Rainier compares the Portfolio’s economic sector weightings to a broad index, such as the S&P 500 Index, and normally avoids extreme overweighting or underweighting relative to that Index.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in this Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of two broad-based securities market indices. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Descriptions” in the Prospectus. It is not possible to invest directly in an index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of two broad-based securities market indices.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	3rd — 2009	14.41%
Lowest Quarter	4th — 2008	-24.41%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Rainier Large Cap Equity Portfolio | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.69%
Contractual Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[14]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.68%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	220
5 Years	rr_ExpenseExampleYear05	384
10 Years	rr_ExpenseExampleYear10	860
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.06%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2007
Rainier Large Cap Equity Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.94%
Contractual Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[14]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.93%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	95
3 Years	rr_ExpenseExampleYear03	300
5 Years	rr_ExpenseExampleYear05	521
10 Years	rr_ExpenseExampleYear10	1,158
Bar Chart Table:	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(41.80%)
2009	rr_AnnualReturn2009	23.25%
2010	rr_AnnualReturn2010	15.38%
2011	rr_AnnualReturn2011	(3.84%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.41%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.84%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.31%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2007
Rainier Large Cap Equity Portfolio | Russell 1000 Index (reflects no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.54%)
Rainier Large Cap Equity Portfolio | Russell 1000 Growth Index (reflects no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.64%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.70%)
SSgA Growth ETF Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SSgA Growth ETF Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”) but do reflect the fees and expenses of the investment companies known as exchange-traded funds in which the Portfolio invests (the “Underlying ETFs”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 35.3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.30%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock
As an investor in an Underlying ETF, the Portfolio bears its pro-rata portion of the operating expenses of that Underlying ETF, including such Underlying ETF’s management fee. The percentage shown for Acquired Fund Fees and Expenses (Expenses of Underlying ETFs and Other Investment Companies) shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the relevant Underlying ETFs during the last fiscal year.

Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the Underlying ETFs and other investment companies, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
SSgA Funds Management, Inc. (“SSgA FM”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in Underlying ETFs. The Portfolio allocates its assets among various asset classes. SSgA FM establishes specific investment percentages for the asset classes and then selects the Underlying ETFs in which the Portfolio invests.
The Portfolio invests a significant portion of its assets in Underlying ETFs that invest primarily in the U.S. and international equity markets with moderate allocations to Underlying ETFs that invest primarily in fixed income securities considered to reduce portfolio volatility in difficult market environments. This model may be appropriate for investors with above-average risk tolerance.
In an effort to achieve its investment objective and reduce portfolio volatility over an intermediate-term cycle, equity investments are allocated across a range of asset classes, which can include, but are not limited to: large, mid and small cap, real estate investment trust (“REIT”), and foreign developed and emerging market securities. Allocations to fixed income asset classes may include inflation protected government (both U.S. and foreign), investment grade corporate and high-yield funds.
In addition, the Portfolio may invest in other asset classes (e.g., commodities) through exchange traded investment vehicles.
The following chart describes the strategic target allocations, as of April 30, 2012, among the range of equities, fixed income and cash/money market securities for the Portfolio. You should note that these percentages may not directly correspond to investment in the Underlying ETFs because each Underlying ETF may contain various subsets of an asset class (e.g., large cap and mid cap equity securities), and the percentages are subject to review and modification by SSgA FM.

In addition to investing in Underlying ETFs, the Portfolio may invest in other exchange traded vehicles such as exchange traded notes and exchange traded grantor trusts.

		Target
Asset Class		Allocation
Equities	80%
U.S. Large Cap		35%
U.S. Mid Cap		5%
U.S. Small Cap		5%
International Equity		20%
International Small Cap		3%
Emerging Market Equity		7%
Real Estate Investment Trusts		3%
International Real Estate Investment Trusts		2%
Fixed Income	18%
U.S. Fixed Income		10%
High Yield		5%
Treasury Inflation-Protected Securities		3%
Cash/Cash Equivalents	2%

Although the Portfolio will invest new assets and reinvest dividends based on the target allocations at such time, the Portfolio’s allocations could change substantially over time as the Underlying ETFs’ asset values change due to market movements and portfolio management decisions.

The Portfolio currently seeks to achieve capital growth through its investments in Underlying ETFs that invest primarily in equity securities of large U.S. and foreign companies.

The Portfolio currently seeks to reduce portfolio volatility through its investments in Underlying ETFs that invest primarily in domestic investment-grade fixed income securities.

Model allocations are reviewed by SSgA FM’s Asset Allocation group at least monthly and will be adjusted as the market and economic outlook changes. Generally, any changes among asset classes will be within a range of plus or minus 5 percentage points per asset class per quarter; however, SSgA FM may at times make larger allocation changes if it believes market conditions warrant a larger change. SSgA FM reserves the right to replace Underlying ETFs or other securities in its asset allocation model at any time, although such changes would generally be the result of a change in the asset allocation with respect to an asset class.

Although the Portfolio currently invests primarily in Underlying ETFs, it may also invest in other types of securities, including open-end investment companies such as high yield bond funds and cash equivalents such as money market funds or repurchase agreements. In addition, SSgA FM may choose to achieve a targeted allocation to cash by entering into repurchase agreements, directly purchasing money market instruments, or purchasing Underlying ETFs that invest in cash securities.

For additional information about the Portfolio’s investment strategies and the actual allocation percentages of the Portfolio’s investments in the Underlying ETFs as of the end of the prior quarter, please see “Additional Information About the Portfolio’s Investment Strategies” in this Prospectus.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Direct risks of investing in the Portfolio include:

Performance Risk. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying ETFs may be adversely affected if the Underlying ETFs are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying ETF that performs poorly, including relative to other Underlying ETFs.

Asset Allocation Risk. The Portfolio’s ability to achieve its investment objective depends upon SSgA FM’s analysis of various factors and SSgA FM’s ability to select the appropriate mix of asset classes based on its analysis of such factors, which may prove incorrect. The Portfolio may experience losses or poor relative performance if SSgA FM allocates a significant portion of the Portfolio’s assets to an asset class that does not perform as SSgA FM anticipated, including relative to other asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying ETFs) include:

Market Risk. An Underlying ETF’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying ETF.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying ETF may outperform or underperform other funds that employ a different investment style.

Credit and Counterparty Risk. The value of an Underlying ETF’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by an Underlying ETF fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with an Underlying ETF files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to an Underlying ETF.

Interest Rate Risk. The value of an Underlying ETF’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on an Underlying ETF’s investments in fixed income securities may decline when prevailing interest rates decline.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Commodities Risk. Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodities and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Portfolio Turnover Risk. The investment techniques and strategies utilized by the Underlying ETFs might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Underlying ETFs’ transaction costs, which can adversely affect the returns on the Portfolio’s investments in those Underlying ETFs.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index. Effective September 2, 2008, SSgA FM became the subadviser. Investment performance prior to that date is attributable to the Portfolio’s former investment subadviser.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	2nd — 2009	18.61%
Lowest Quarter	4th — 2008	-17.39%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
SSgA Growth ETF Portfolio | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.32%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.59%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	60
3 Years	rr_ExpenseExampleYear03	190
5 Years	rr_ExpenseExampleYear05	330
10 Years	rr_ExpenseExampleYear10	740
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.87%)
5 Years	rr_AverageAnnualReturnYear05	0.68%
Since Inception	rr_AverageAnnualReturnSinceInception	1.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
SSgA Growth ETF Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.32%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.84%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	269
5 Years	rr_ExpenseExampleYear05	468
10 Years	rr_ExpenseExampleYear10	1,040
Bar Chart Table:	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	13.85%
2007	rr_AnnualReturn2007	5.88%
2008	rr_AnnualReturn2008	(32.97%)
2009	rr_AnnualReturn2009	29.10%
2010	rr_AnnualReturn2010	14.15%
2011	rr_AnnualReturn2011	(2.13%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.39%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.13%)
5 Years	rr_AverageAnnualReturnYear05	0.42%
Since Inception	rr_AverageAnnualReturnSinceInception	2.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 2005
SSgA Growth ETF Portfolio | Class E
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.32%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.74%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	76
3 Years	rr_ExpenseExampleYear03	237
5 Years	rr_ExpenseExampleYear05	413
10 Years	rr_ExpenseExampleYear10	921
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.99%)
5 Years	rr_AverageAnnualReturnYear05	0.52%
Since Inception	rr_AverageAnnualReturnSinceInception	1.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
SSgA Growth ETF Portfolio | MSCI ACWI (All Country World Index) (reflects no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.35%)
5 Years	rr_AverageAnnualReturnYear05	(1.93%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.03%	[15]
SSgA Growth and Income ETF Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SSgA Growth and Income ETF Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”) but do reflect the fees and expenses of the investment companies known as exchange-traded funds in which the Portfolio invests (the “Underlying ETFs”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 36.3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.30%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock
As an investor in an Underlying ETF, the Portfolio bears its pro-rata portion of the operating expenses of that Underlying ETF, including such Underlying ETF’s management fee. The percentage shown for Acquired Fund Fees and Expenses (Expenses of Underlying ETFs and Other Investment Companies) shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the relevant Underlying ETFs during the last fiscal year.

Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the Underlying ETFs and other investment companies, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

SSgA Funds Management, Inc. ("SSgA FM"), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio's net assets in Underlying ETFs. The Portfolio allocates its assets among various asset classes. SSgA FM establishes specific investment percentages for the asset classes and then selects the Underlying ETFs in which the Portfolio invests.

The Portfolio is managed for total return and invests a significant portion of its assets in Underlying ETFs that invest in U.S. equity and fixed income securities. This model may be appropriate for investors with an average risk tolerance.

In an effort to achieve its investment objective and reduce portfolio volatility over an intermediate-term cycle, the Portfolio's equity investments may be allocated across a range of asset classes which can include, but are not limited to: large, mid and small cap, real estate investment trust ("REIT"), and foreign developed and emerging market equity funds, with fixed income allocations to government, inflation protected government (both U.S. and foreign), investment-grade corporate and high-yield funds.

In addition, the Portfolio may invest in other asset classes (e.g., commodities) through exchange traded investment vehicles.

The following chart describes the strategic target allocations, as of April 30, 2012, among the range of equities, fixed income and cash/money market securities for the Portfolio. You should note that these percentages may not directly correspond to investment in the Underlying ETFs because each Underlying ETF may contain various subsets of an asset class (e.g., large cap and mid cap equity securities), and the percentages are subject to review and modification by SSgA FM.

In addition to investing in Underlying ETFs, the Portfolio may invest in other exchange traded vehicles such as exchanged traded notes and exchange traded grantor trusts.

Asset Class		Target Allocation
Equities	60%
U.S. Large Cap		30%
U.S. Mid Cap		2%
U.S. Small Cap		3%
International Equity		13%
International Small Cap		2%
Emerging Market Equity		5%
Real Estate Investment Trusts		3%
International Real Estate Investment Trusts		2%
Fixed Income	38%
U.S. Fixed Income		23%
High Yield		10%
Treasury Inflation-Protected Securities		5%
Cash/Cash Equivalents	2%

Although the Portfolio will invest new assets and reinvest dividends based on the target allocations at such time, the Portfolio's allocations could change substantially over time as the Underlying ETFs' asset values change due to market movements and portfolio management decisions.

The Portfolio currently seeks to achieve capital growth through its investments in Underlying ETFs that invest primarily in equity securities of large U.S. and foreign companies.

The Portfolio currently seeks to achieve current income through its investments in Underlying ETFs that invest primarily in domestic investment-grade fixed income securities.

Model allocations are reviewed by SSgA FM's Asset Allocation group at least monthly and will be adjusted as the market and economic outlook changes. Generally, any changes among asset classes will be within a range of plus or minus 5 percentage points per asset class per quarter; however, SSgA FM may at times make larger allocation changes if it believes market conditions warrant a larger change. SSgA FM reserves the right to replace Underlying ETFs or other securities in its asset allocation model at any time, although such changes would generally be the result of a change in the asset allocation with respect to an asset class.

Although the Portfolio currently invests primarily in Underlying ETFs, it may also invest in other types of securities, including open-end investment companies such as high yield bond funds and cash equivalents such as money market funds or repurchase agreements. In addition, SSgA FM may choose to achieve a targeted allocation to cash by entering into repurchase agreements, directly purchasing money market instruments, or purchasing Underlying ETFs that invest in cash securities.

For additional information about the Portfolio's investment strategies and the actual allocation percentages of the Portfolio's investments in the Underlying ETFs as of the end of the prior quarter, please see "Additional Information About the Portfolio's Investment Strategies" in this Prospectus.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Direct risks of investing in the Portfolio include:

Performance Risk. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying ETFs may be adversely affected if the Underlying ETFs are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying ETF that performs poorly, including relative to other Underlying ETFs.

Asset Allocation Risk. The Portfolio’s ability to achieve its investment objective depends upon SSgA FM’s analysis of various factors and SSgA FM’s ability to select the appropriate mix of asset classes based on its analysis of such factors, which may prove incorrect. The Portfolio may experience losses or poor relative performance if SSgA FM allocates a significant portion of the Portfolio’s assets to an asset class that does not perform as SSgA FM anticipated, including relative to other asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying ETFs) include:

Market Risk. An Underlying ETF’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying ETF.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying ETF may outperform or underperform other funds that employ a different investment style.

Credit and Counterparty Risk. The value of an Underlying ETF’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by an Underlying ETF fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or counterparty to a derivatives or other transaction with an Underlying ETF files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to an Underlying ETF.

Interest Rate Risk. The value of an Underlying ETF’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on an Underlying ETF’s investments in fixed income securities may decline when prevailing interest rates decline.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Commodities Risk. Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodities and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Portfolio Turnover Risk. The investment techniques and strategies utilized by the Underlying ETFs might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Underlying ETFs’ transaction costs, which can adversely affect the returns on the Portfolio’s investments in those Underlying ETFs.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index. Effective September 2, 2008, SSgA FM became the subadviser. Investment performance prior to that date is attributable to the Portfolio’s former investment subadviser.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	2nd — 2009	15.49%
Lowest Quarter	4th — 2008	-12.60%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
SSgA Growth and Income ETF Portfolio | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.31%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.53%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	54
3 Years	rr_ExpenseExampleYear03	170
5 Years	rr_ExpenseExampleYear05	297
10 Years	rr_ExpenseExampleYear10	666
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.28%
5 Years	rr_AverageAnnualReturnYear05	2.52%
Since Inception	rr_AverageAnnualReturnSinceInception	3.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
SSgA Growth and Income ETF Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.31%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.78%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	80
3 Years	rr_ExpenseExampleYear03	250
5 Years	rr_ExpenseExampleYear05	435
10 Years	rr_ExpenseExampleYear10	969
Bar Chart Table:	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	11.73%
2007	rr_AnnualReturn2007	5.40%
2008	rr_AnnualReturn2008	(25.06%)
2009	rr_AnnualReturn2009	24.89%
2010	rr_AnnualReturn2010	12.24%
2011	rr_AnnualReturn2011	1.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.60%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.06%
5 Years	rr_AverageAnnualReturnYear05	2.27%
Since Inception	rr_AverageAnnualReturnSinceInception	3.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 2005
SSgA Growth and Income ETF Portfolio | Class E
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.31%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.68%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	218
5 Years	rr_ExpenseExampleYear05	380
10 Years	rr_ExpenseExampleYear10	849
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.17%
5 Years	rr_AverageAnnualReturnYear05	2.38%
Since Inception	rr_AverageAnnualReturnSinceInception	3.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
SSgA Growth and Income ETF Portfolio | MSCI ACWI (All Country World Index) (reflects no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.35%)
5 Years	rr_AverageAnnualReturnYear05	(1.93%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.03%	[15]
T. Rowe Price Mid Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Mid Cap Growth Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 38.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.20%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

T. Rowe Price Associates, Inc. (“T. Rowe Price”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in a diversified portfolio of common stocks of mid cap companies whose earnings T. Rowe Price expects to grow at a faster rate than the average company. T. Rowe Price defines mid cap companies as those whose market capitalization falls within the range of either the S&P MidCap 400 Index or the Russell Midcap Growth Index. As of December 31, 2011, the market capitalizations of companies in the S&P Midcap 400 Index ranged from $490 million to $7.47 billion. As of December 31, 2011, the market capitalizations of companies in the Russell Midcap Index ranged from $116.71 million to $20.43 billion. The market capitalization of the companies and the S&P and Russell indices changes over time. The Portfolio will not automatically sell or cease to purchase stock of a company it already owns because the company’s market capitalization grows or falls outside this range.

In selecting investments, T. Rowe Price generally favors companies that:

■	have proven products or services;

■	have a record of above-average earnings growth;

■	have demonstrated potential to sustain earnings growth;

■	have a connection to industries experiencing increasing demand; or

■	have stock prices that appear to undervalue their growth prospects.

In pursuing the Portfolio's investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an opportunity for substantial appreciation. These situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, in keeping with the Portfolio's objectives. The Portfolio may invest up to 25% of its assets in foreign securities. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that, due to current market conditions, that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index. Effective January 1, 2003, T. Rowe Price became the subadviser. Investment performance prior to that date is attributable to the Portfolio’s former investment subadviser.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	2nd — 2003	19.34%
Lowest Quarter	2nd — 2002	-30.65%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
T. Rowe Price Mid Cap Growth Portfolio | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.78%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	80
3 Years	rr_ExpenseExampleYear03	250
5 Years	rr_ExpenseExampleYear05	435
10 Years	rr_ExpenseExampleYear10	969
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.40%)
5 Years	rr_AverageAnnualReturnYear05	5.56%
10 Years	rr_AverageAnnualReturnYear10	3.83%
T. Rowe Price Mid Cap Growth Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.03%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	106
3 Years	rr_ExpenseExampleYear03	329
5 Years	rr_ExpenseExampleYear05	571
10 Years	rr_ExpenseExampleYear10	1,264
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(44.04%)
2003	rr_AnnualReturn2003	36.64%
2004	rr_AnnualReturn2004	17.82%
2005	rr_AnnualReturn2005	14.63%
2006	rr_AnnualReturn2006	6.16%
2007	rr_AnnualReturn2007	17.64%
2008	rr_AnnualReturn2008	(39.75%)
2009	rr_AnnualReturn2009	45.47%
2010	rr_AnnualReturn2010	27.68%
2011	rr_AnnualReturn2011	(1.65%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.65%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.65%)
5 Years	rr_AverageAnnualReturnYear05	5.30%
10 Years	rr_AverageAnnualReturnYear10	3.57%
T. Rowe Price Mid Cap Growth Portfolio | Class E
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.93%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	95
3 Years	rr_ExpenseExampleYear03	298
5 Years	rr_ExpenseExampleYear05	517
10 Years	rr_ExpenseExampleYear10	1,147
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.63%)
5 Years	rr_AverageAnnualReturnYear05	5.39%
10 Years	rr_AverageAnnualReturnYear10	3.65%
T. Rowe Price Mid Cap Growth Portfolio | Russell Midcap Growth Index (reflects no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.65%)
5 Years	rr_AverageAnnualReturnYear05	2.44%
10 Years	rr_AverageAnnualReturnYear10	5.29%
Met/Templeton Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Met/Templeton Growth Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 23.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.20%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that all expense limitations and fee waivers remain in effect only for the period ending April 30, 2013. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Templeton Global Advisors Limited (“Templeton”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily in the equity securities of companies located anywhere in the world, including emerging markets. The equity securities in which the Portfolio primarily invests are common stock. Up to 100% of the Portfolio’s assets may be invested in foreign countries including, without limit, in emerging markets. However, the Portfolio, under current market conditions, does not intend to invest more than 50% of its assets in emerging markets. Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Portfolio may invest. The Portfolio also invests in depositary receipts. Although the Portfolio seeks investments across a number of countries and sectors, from time to time, based on economic conditions, the Portfolio may have significant positions in particular countries or sectors.

In addition to the Portfolio’s main investments, depending upon current market conditions, the Portfolio may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. Bonds, notes and debentures are examples of debt securities.

When choosing equity investments for the Portfolio, Templeton applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to Templeton’s evaluation of the company’s long-term earnings, asset value and cash flow potential. Templeton also considers a company’s price/earnings ratio, price/cash flow ratio, profit margins, liquidation value and various other metrics to determine the intrinsic value of a stock as a function of its long-term earnings potential, balance sheet health and projected cash-flow streams.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Credit and Counterparty Risk. The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Interest Rate Risk. The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Focused Investment Risk. Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	3rd — 2009	19.30%
Lowest Quarter	3rd — 2011	-20.50%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Met/Templeton Growth Portfolio | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.68%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.82%
Contractual Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[16]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.80%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	261
5 Years	rr_ExpenseExampleYear05	455
10 Years	rr_ExpenseExampleYear10	1,015
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.61%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.12%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
Met/Templeton Growth Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.68%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.07%
Contractual Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[16]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.05%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	108
3 Years	rr_ExpenseExampleYear03	340
5 Years	rr_ExpenseExampleYear05	591
10 Years	rr_ExpenseExampleYear10	1,309
Bar Chart Table:	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	32.62%
2010	rr_AnnualReturn2010	7.66%
2011	rr_AnnualReturn2011	(6.90%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.50%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.90%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.36%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
Met/Templeton Growth Portfolio | Class E
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.68%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.97%
Contractual Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[16]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.95%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	308
5 Years	rr_ExpenseExampleYear05	537
10 Years	rr_ExpenseExampleYear10	1,192
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
Since Inception	rr_AverageAnnualReturnSinceInception	(15.26%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 26, 2011
Met/Templeton Growth Portfolio | MSCI World Index (reflects no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.41%)	[17]
Met/Templeton International Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Met/Templeton International Bond Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Current income with capital appreciation and growth of income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 46.4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.40%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Franklin Advisers, Inc. (“Franklin Advisers”), subadviser to the Portfolio, invests, under normal market conditions, at least 80% of the Portfolio’s net assets in “bonds.” Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures. The Portfolio invests at least 80% of its net assets in bonds issued by governments and government agencies located around the world, including inflation-indexed securities. In addition, the Portfolio’s assets will be invested in issuers located in at least three countries (including the U.S.). The Portfolio’s investments in U.S. issuers will not exceed 20% of its net assets.

Although the Portfolio may buy bonds rated in any category, it focuses on “investment grade” bonds. These are issues rated in the top four rating categories by independent rating agencies such as Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc. or, if unrated, determined by Franklin Advisers to be of comparable quality. The Portfolio may invest up to 25% of its total assets in bonds that are rated below investment grade (or unrated but determined to be of comparable quality). Such securities are sometimes referred to as “junk bonds.” The Portfolio may invest a significant portion (generally about 25-50%) of its total assets in developing or emerging markets.

The Portfolio may invest in debt securities of any maturity, and the average maturity or duration of debt securities in the Portfolio’s portfolio will fluctuate depending on Franklin Advisers’ outlook on changing market, economic, and political conditions.

For purposes of pursuing its investment objective, the Portfolio regularly enters into currency-related transactions involving certain derivative instruments, including currency and cross currency forwards, and currency and currency index futures contracts. The use of derivative currency transactions may allow the Portfolio to obtain net long or net negative (short) exposure to selected currencies. The Portfolio may also enter into various other transactions involving derivatives, including financial futures contracts (such as interest rate or bond futures) swap agreements (which may include interest rate and credit default swaps) and options on such contracts. The use of these derivative transactions may allow the Portfolio to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks. The Portfolio may use any of the above currency techniques or other derivative transactions for the purposes of enhancing Portfolio returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in currency exchange rates, interest rates and other market factors. The Portfolio may buy and sell futures contracts that trade on U.S. and foreign exchanges. Franklin Advisers considers various factors, such as availability and cost, in deciding whether to use a particular derivative instrument or strategy.

The Portfolio is non-diversified, which means that it can hold securities of a smaller number of issuers and can invest a larger percentage of its assets in a single issuer than a diversified portfolio.

Franklin Advisers allocates the Portfolio’s assets based upon its assessment of changing market, political and economic conditions. It considers various factors, including evaluation of interest and currency exchange rate changes and credit risks.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Interest Rate Risk. The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Non-diversification Risk. To the extent that the Portfolio holds securities of a smaller number of issuers or invests a larger percentage of its assets in a single issuer than a diversified portfolio, the value of the Portfolio, as compared to the value of a diversified portfolio, will generally be more volatile and more sensitive to the performance of any one of those issuers and to economic, political, market or regulatory events affecting any one of those issuers.

Credit Default Swap Risk. Credit default swaps may increase credit and counterparty risk (depending on whether the Portfolio is the buyer or seller of the swaps), and they may in some cases be illiquid. Credit default swaps also may be difficult to trade or value, especially in the event of market disruptions. Credit default swap transactions in which the Portfolio is the seller may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Short Sale and Short Position Risk. The Portfolio will incur a loss from a short sale or short position if the value of the security sold short or the reference instrument, in the case of a short position, increases after the time the Portfolio entered into the short sale or short position. Short sales and short positions generally involve a form of leverage, which can exaggerate a Portfolio’s losses, and short positions also may involve credit and counterparty risk. A Portfolio that engages in a short sale or short position may lose more money than the actual cost of the short sale or short position and its potential losses may be unlimited if the Portfolio does not own the security sold short or the reference instrument and it is unable to close out of the short sale or short position. Any gain from a short sale or short position will be offset in whole or in part by the transaction costs associated with the short sale or short position.

TIPS and Inflation-Linked Bonds Risk. The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including Treasury Inflation Protected Securities, may experience greater losses than other fixed income securities with similar durations.

Interest Rate Swap Risk. The risk of interest rate swaps includes changes in market conditions that may affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. Certain interest rate swap arrangements also may involve the risk that they do not fully offset adverse changes in interest rates. Interest rate swaps may in some cases be illiquid and may be difficult to trade or value, especially in the event of market disruptions. Under certain market conditions, the investment performance of the Portfolio may be less favorable than it would have been if the Portfolio had not used the swap agreement.

Forward and Futures Contract Risk. The successful use of forward and futures contracts will depend upon the Subadviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the forward or futures contract; (ii) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the Subadviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty will default in the performance of its obligations; and (vi) if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
Non-diversification Risk. To the extent that the Portfolio holds securities of a smaller number of issuers or invests a larger percentage of its assets in a single issuer than a diversified portfolio, the value of the Portfolio, as compared to the value of a diversified portfolio, will generally be more volatile and more sensitive to the performance of any one of those issuers and to economic, political, market or regulatory events affecting any one of those issuers.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below shows the volatility of the Portfolio’s returns and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below shows the volatility of the Portfolio’s returns and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	3rd — 2010	7.72%
Lowest Quarter	3rd — 2011	-7.30%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	For information on Franklin Advisers’ prior performance with a comparable fund, please see “Additional Information about Management—The Subadviser” in the Prospectus.
Met/Templeton International Bond Portfolio | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.74%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	76
3 Years	rr_ExpenseExampleYear03	237
5 Years	rr_ExpenseExampleYear05	413
10 Years	rr_ExpenseExampleYear10	921
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Met/Templeton International Bond Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.99%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	317
5 Years	rr_ExpenseExampleYear05	549
10 Years	rr_ExpenseExampleYear10	1,217
Bar Chart Table:	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	13.54%
2011	rr_AnnualReturn2011	(0.33%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.30%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Met/Templeton International Bond Portfolio | Citigroup World Government Bond Index (WGBI) ex-U.S. (reflects no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.17%
Since Inception	rr_AverageAnnualReturnSinceInception	7.66%
Third Avenue Small Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Third Avenue Small Cap Value Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 47.7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.70%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that all fee waivers remain in effect only for the period ending April 30, 2013. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Third Avenue Management LLC (“Third Avenue”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, in equity securities of well-financed small companies (meaning companies with high quality assets and a relative absence of liabilities) at a discount to what Third Avenue believes is their intrinsic value. Under normal circumstances, the Portfolio expects to invest at least 80% of its assets in securities of companies that are considered small. The Portfolio considers a “small company” to be one whose market capitalization is within the range of capitalizations during the most recent 12-month period of companies in the Russell 2000 Index, the S&P Small Cap 600 Index or the Dow Jones Wilshire U.S. Small-Cap Index at the time of investment (based on month-end data).

The Portfolio may invest up to 35% of its assets in foreign securities, including emerging markets.

Third Avenue identifies investment opportunities through intensive research of individual companies and generally does not focus solely on stock market conditions and other macro factors. The Portfolio may seek investments in the securities of companies in industries that are believed to be temporarily depressed. The Portfolio follows a strategy of long-term investing. The Portfolio will generally sell an investment when there has been a fundamental change in the business or capital structure of the company which significantly affects the investment’s inherent value or when Third Avenue believes that the market value of an investment is significantly overpriced relative to its intrinsic value.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of two broad-based securities market indices. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Descriptions” in the Prospectus. It is not possible to invest directly in an index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of two broad-based securities market indices.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	3rd — 2009	19.94%
Lowest Quarter	4th — 2008	-26.73%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Third Avenue Small Cap Value Portfolio | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.77%
Contractual Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[18]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.76%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	246
5 Years	rr_ExpenseExampleYear05	428
10 Years	rr_ExpenseExampleYear10	956
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.70%)
5 Years	rr_AverageAnnualReturnYear05	(1.00%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
Third Avenue Small Cap Value Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.02%
Contractual Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[18]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.01%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	565
10 Years	rr_ExpenseExampleYear10	1,252
Bar Chart Table:	rr_BarChartTableAbstract
2003	rr_AnnualReturn2003	41.41%
2004	rr_AnnualReturn2004	26.50%
2005	rr_AnnualReturn2005	15.48%
2006	rr_AnnualReturn2006	13.13%
2007	rr_AnnualReturn2007	(3.02%)
2008	rr_AnnualReturn2008	(29.82%)
2009	rr_AnnualReturn2009	26.45%
2010	rr_AnnualReturn2010	19.90%
2011	rr_AnnualReturn2011	(8.98%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.73%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.98%)
5 Years	rr_AverageAnnualReturnYear05	(1.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
Third Avenue Small Cap Value Portfolio | Russell 2000 Value Index (reflects no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.50%)
5 Years	rr_AverageAnnualReturnYear05	(1.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.25%
Third Avenue Small Cap Value Portfolio | Dow Jones U.S. Small-Cap Total Stock Market Index (Indices reflect no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.91%)
5 Years	rr_AverageAnnualReturnYear05	2.37%
Since Inception	rr_AverageAnnualReturnSinceInception	7.36%
Turner Mid Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Turner Mid Cap Growth Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 109.8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	109.80%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Turner Investments, L.P. (“Turner”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in common stocks and other equity securities of U.S. companies with medium market capitalizations that Turner believes have strong earnings growth potential. Mid cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell Midcap Growth Index (“Midcap Growth Index”). As of December 31, 2011, the market capitalizations of companies in the Russell Midcap Index ranged from $116.71 million to $20.43 billion. These securities may be traded over the counter or listed on an exchange. It is not expected that the Portfolio will own a substantial amount of securities that pay dividends.

The Portfolio invests in securities of companies that are diversified across economic sectors, and attempts to maintain sector concentrations that approximate those of the Midcap Growth Index. Investment exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily-weighted securities in the Midcap Growth Index.

Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Portfolio Turnover Risk. The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	3rd — 2009	22.55%
Lowest Quarter	4th — 2008	-28.63%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Turner Mid Cap Growth Portfolio | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.84%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	269
5 Years	rr_ExpenseExampleYear05	468
10 Years	rr_ExpenseExampleYear10	1,040
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.19%)
5 Years	rr_AverageAnnualReturnYear05	2.41%
Since Inception	rr_AverageAnnualReturnSinceInception	5.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2004
Turner Mid Cap Growth Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.09%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	348
5 Years	rr_ExpenseExampleYear05	604
10 Years	rr_ExpenseExampleYear10	1,334
Bar Chart Table:	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	11.36%
2006	rr_AnnualReturn2006	6.07%
2007	rr_AnnualReturn2007	24.15%
2008	rr_AnnualReturn2008	(48.30%)
2009	rr_AnnualReturn2009	47.16%
2010	rr_AnnualReturn2010	27.16%
2011	rr_AnnualReturn2011	(7.46%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.63%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.46%)
5 Years	rr_AverageAnnualReturnYear05	2.14%
Since Inception	rr_AverageAnnualReturnSinceInception	5.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2004
Turner Mid Cap Growth Portfolio | Russell Midcap Growth Index (reflects no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.65%)
5 Years	rr_AverageAnnualReturnYear05	2.44%
Since Inception	rr_AverageAnnualReturnSinceInception	6.20%
Van Kampen Comstock Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Van Kampen Comstock Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 24.5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.50%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that all fee waivers remain in effect only for the period ending April 30, 2013. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Invesco Advisers, Inc. (“Invesco”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, in equity securities, consisting principally of common stocks. Under normal market conditions, the Portfolio invests at least 80% of its net assets in common stocks at the time of investment. The Portfolio may also invest in preferred stocks, indexed securities and securities convertible into common and preferred stocks.

In selecting securities for investment, the Portfolio focuses primarily on the security’s potential for capital growth and income. The Portfolio emphasizes a value style of investing seeking well-established, undervalued companies that are believed by Invesco to possess the potential for capital growth and income. Invesco generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change.

The Portfolio may invest in issuers of any size, although Invesco focuses on companies with a market capitalization in excess of $2 billion.

The Portfolio may invest up to 25% of its net assets in securities of foreign issuers (including issuers in emerging market countries).

The Portfolio may utilize derivative instruments, including S&P 500 futures for cash management purposes and forward currency exchange contracts for currency hedging purposes.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	3rd — 2009	18.61%
Lowest Quarter	4th — 2008	-22.91%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Van Kampen Comstock Portfolio | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.58%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.61%
Contractual Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[19]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.60%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	195
5 Years	rr_ExpenseExampleYear05	340
10 Years	rr_ExpenseExampleYear10	763
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.17%)
5 Years	rr_AverageAnnualReturnYear05	(1.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2005
Van Kampen Comstock Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.58%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.86%
Contractual Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[19]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.85%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	274
5 Years	rr_ExpenseExampleYear05	478
10 Years	rr_ExpenseExampleYear10	1,063
Bar Chart Table:	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	16.05%
2007	rr_AnnualReturn2007	(2.49%)
2008	rr_AnnualReturn2008	(35.91%)
2009	rr_AnnualReturn2009	26.57%
2010	rr_AnnualReturn2010	14.85%
2011	rr_AnnualReturn2011	(1.48%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.91%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.48%)
5 Years	rr_AverageAnnualReturnYear05	(2.19%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2005
Van Kampen Comstock Portfolio | Russell 1000 Value Index (reflects no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.39%
5 Years	rr_AverageAnnualReturnYear05	(2.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.32%
Morgan Stanley Mid Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Morgan Stanley Mid Cap Growth Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 34.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.10%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that all fee waivers remain in effect only for the period ending April 30, 2013. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Morgan Stanley Investment Management Inc. (“MSIM”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. MSIM typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and attractive risk/reward.

Under normal market conditions, the Portfolio invests at least 80% of its net assets in securities of medium-sized companies at the time of investment. Under current market conditions, MSIM defines medium-sized companies by reference to those companies represented in the Russell Midcap Growth Index. As of December 31, 2011, the market capitalizations of companies in the Russell Midcap Index ranged from $116.71 million to $20.43 billion. The Portfolio may also invest in common stocks and other equity securities of small- and large-sized companies.

The Portfolio invests primarily in common stocks and also may invest in other equity securities, including preferred stock, convertible securities and rights or warrants to purchase securities.

The Portfolio may invest up to 25% of its assets in securities of foreign issuers, including issuers in emerging market or developing countries, and securities classified as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), American Depositary Shares (“ADSs”) or Global Depositary Shares (“GDSs”), foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of non-U.S. issuers.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index. Effective October 1, 2006, MSIM became the subadviser. Investment performance prior to that date is attributable to the Portfolio’s former investment subadviser.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	2nd — 2009	25.55%
Lowest Quarter	4th — 2008	-26.03%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Morgan Stanley Mid Cap Growth Portfolio | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.72%
Contractual Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[20]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.71%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	73
3 Years	rr_ExpenseExampleYear03	230
5 Years	rr_ExpenseExampleYear05	401
10 Years	rr_ExpenseExampleYear10	896
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.67%)
5 Years	rr_AverageAnnualReturnYear05	5.19%
10 Years	rr_AverageAnnualReturnYear10	5.50%
Since Inception	rr_AverageAnnualReturnSinceInception
Morgan Stanley Mid Cap Growth Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.97%
Contractual Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[20]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.96%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	98
3 Years	rr_ExpenseExampleYear03	309
5 Years	rr_ExpenseExampleYear05	538
10 Years	rr_ExpenseExampleYear10	1,193
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(24.41%)
2003	rr_AnnualReturn2003	35.70%
2004	rr_AnnualReturn2004	12.45%
2005	rr_AnnualReturn2005	4.58%
2006	rr_AnnualReturn2006	8.37%
2007	rr_AnnualReturn2007	23.48%
2008	rr_AnnualReturn2008	(46.75%)
2009	rr_AnnualReturn2009	57.27%
2010	rr_AnnualReturn2010	32.09%
2011	rr_AnnualReturn2011	(6.92%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.03%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.92%)
5 Years	rr_AverageAnnualReturnYear05	4.92%
10 Years	rr_AverageAnnualReturnYear10	5.21%
Since Inception	rr_AverageAnnualReturnSinceInception
Morgan Stanley Mid Cap Growth Portfolio | Class E
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.87%
Contractual Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[20]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.86%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	278
5 Years	rr_ExpenseExampleYear05	483
10 Years	rr_ExpenseExampleYear10	1,075
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.87%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	7.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 27, 2010
Morgan Stanley Mid Cap Growth Portfolio | Russell Midcap Growth Index (reflects no deduction for mutual fund fees and expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.65%)
5 Years	rr_AverageAnnualReturnYear05	2.44%
10 Years	rr_AverageAnnualReturnYear10	5.29%
Met/Eaton Vance Floating Rate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Met/Eaton Vance Floating Rate Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	A high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the period ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 39.8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.80%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Eaton Vance Management (“Eaton Vance”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s total assets in income producing floating rate loans and other floating rate debt securities. The Portfolio invests primarily in senior floating rate loans of domestic and foreign borrowers (“Senior Loans”). Senior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high yield/high risk, speculative characteristics.

The Portfolio may invest up to 15% of its total assets in foreign Senior Loans and foreign securities and may engage in certain hedging transactions. Foreign Senior Loans must be U.S. dollar denominated or denominated in euros, British pounds, Swiss francs, or Canadian dollars (each such foreign currency, an “Authorized Foreign Currency”). With respect to any investments in foreign Senior Loans denominated in an Authorized Foreign Currency, Eaton Vance intends to hedge against foreign currency fluctuations for such Senior Loans principally through the use of currency exchange contracts as well as other appropriate permitted hedging strategies.

The Portfolio may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”), other floating rate debt securities such as notes and bonds, fixed income debt obligations and money market instruments, such as commercial paper. Those money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets.

Eaton Vance’s portfolio managers monitor the credit quality of the Portfolio’s holdings as well as other investments that are available. In managing the Portfolio, Eaton Vance seeks to invest in a portfolio of loans that it believes will be less volatile over time than the general loan market. Preservation of capital is considered when consistent with the Portfolio’s objective.

For more information about the types of investments in which the Portfolio may invest, please see “Investment Strategies and Risks” in the Statement of Additional Information.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Interest Rate Risk. The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Bank Loan Risk. Investments in bank loans expose the Portfolio to interest rate risk and the credit and counterparty risk of the underlying borrowers of those loans. No active trading market may exist for certain loans. Moreover, adverse market conditions may impair the liquidity of some actively traded loans. The Portfolio may have difficulty valuing and selling bank loans that are illiquid or are less actively traded. Bank loans are also subject to the risk that issuers will prepay the principal more quickly than expected, which could cause the Portfolio to reinvest the repaid principal in investments with lower yields, thereby exposing the Portfolio to a lower rate of return. The Portfolio’s investments in below investment grade loans and other debt securities expose the Portfolio to greater market risk and credit and counterparty risk than a portfolio that invests only in investment grade loans and debt securities. Lower rated securities also may be subject to greater price volatility than higher rated investments.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below shows the volatility of the Portfolio’s returns and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below shows the volatility of the Portfolio’s returns and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	4th — 2011	2.69%
Lowest Quarter	3rd — 2011	-2.43%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	For information on Eaton Vance’s prior performance with a comparable account, see “Additional Information about Management—The Subadviser” in the Prospectus.
Met/Eaton Vance Floating Rate Portfolio | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.68%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	218
5 Years	rr_ExpenseExampleYear05	380
10 Years	rr_ExpenseExampleYear10	849
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.33%
Since Inception	rr_AverageAnnualReturnSinceInception	3.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2010
Met/Eaton Vance Floating Rate Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.93%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	95
3 Years	rr_ExpenseExampleYear03	298
5 Years	rr_ExpenseExampleYear05	517
10 Years	rr_ExpenseExampleYear10	1,147
Bar Chart Table:	rr_BarChartTableAbstract
2011	rr_AnnualReturn2011	2.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.43%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.01%
Since Inception	rr_AverageAnnualReturnSinceInception	3.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2010
Met/Eaton Vance Floating Rate Portfolio | S&P/LSTA Leveraged Loan Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.52%
Since Inception	rr_AverageAnnualReturnSinceInception	3.17%
AllianceBernstein Global Dynamic Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AllianceBernstein Global Dynamic Allocation Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the period ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal period from inception on May 2, 2011 to December 31, 2011, the Portfolio’s portfolio turnover rate was 15.3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.30%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio's subadviser, AllianceBernstein L.P. ("AllianceBernstein"), will allocate substantially all of the Portfolio's assets among individual securities, exchange-traded funds ("ETFs"), and derivatives, such as options, forwards, swaps, and futures, to achieve targeted exposure on a passive basis (based on relevant indexes) to: global stocks, which include domestic equities and international equities; and global bonds, which include domestic government bonds and developed international government bonds. The Portfolio may also invest up to 10% of its total assets in any combination of the following asset classes: emerging market equities and bonds, high yield debt, commodities, Treasury Inflation-Protected Securities ("TIPS"), and real estate securities. The Portfolio is expected to have a normal strategic allocation of 55% in global equities, 40% in global bonds and 5% in real estate securities, which is subject to dynamic adjustments.

The Portfolio uses a Dynamic Asset Allocation Strategy, which makes adjustments to the Portfolio's long-term strategic asset allocation by systematically utilizing AllianceBernstein's proprietary asset allocation models to measure expected risks and returns, in an effort to respond to short-term market changes. By adjusting investment exposure among the various asset classes in the Portfolio, AllianceBernstein will attempt to reduce overall portfolio volatility and mitigate the effects of extreme market environments, while continuing to seek capital appreciation. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. Volatility may result from rapid and dramatic price swings. Furthermore, AllianceBernstein believes that a greater focus on short-term dynamics can improve the distribution of returns through a reduction or mitigation of both extreme losses and outsized gains. The Portfolio's asset allocation exposures may be implemented and adjusted either through transactions in individual securities, ETFs, or through derivatives, primarily through futures.

In implementing the Dynamic Asset Allocation Strategy, AllianceBernstein may make substantial and extensive use of derivatives. It is anticipated that the Portfolio's use of derivatives will be consistent with its overall investment strategy of obtaining and managing exposure to various asset classes. The Portfolio may use index futures, for example, to gain broad exposure to a particular segment of the market, while buying representative securities to achieve exposure to another. AllianceBernstein will choose in each case based on considerations of cost, liquidity and transaction speed. For more information about these derivative instruments in which the Portfolio may invest, please see "Investment Strategies and Risks" in the Statement of Additional Information. The Portfolio will maintain a significant percentage of its assets in cash and cash equivalent instruments (expected under normal market conditions to be approximately 25% of the Portfolio's assets), which will serve as margin or collateral for the Portfolio's obligations under derivative transactions. The Portfolio's holdings may be frequently adjusted to reflect AllianceBernstein's assessment of changing risks, which could result in high portfolio turnover.

As noted, the Portfolio also will invest in globally diverse equity and fixed income securities. The Portfolio may invest in any type of equity or fixed income security, including common and preferred stocks, warrants and convertible securities, government and corporate bonds, real estate-related securities and inflation-protected securities. The Portfolio may invest in U.S., non-U.S. and emerging market issuers. The Portfolio may invest in securities of companies across the capitalization spectrum, including smaller capitalization companies. The Portfolio expects its investment in fixed-income securities to have a broad range of maturities and quality levels. The Portfolio is expected to be highly diversified across industries, sectors and countries, and will choose its positions from several market indices worldwide in a manner that is intended to track the performance (before fees and expenses) of those indices.

The Portfolio also may invest in commodities, currencies, and real estate-related securities. The Portfolio’s commodities exposure may be implemented through investments in commodities or investments intended to provide exposure to one or more commodities, either by investing directly in such instruments, or indirectly by investing in a subsidiary as discussed below. To the extent that the Portfolio invests in non-U.S. Dollar denominated investments, AllianceBernstein will integrate the risks of foreign currency into its investment and asset allocation decision making. AllianceBernstein may seek to hedge the currency exposure resulting from the Portfolio's investments through currency-related derivatives or decide not to hedge this exposure.

AllianceBernstein will seek to limit the total expected volatility contribution of the equity exposure (including exposure to emerging market debt and high yield debt (commonly referred to as "junk bonds")) to 10%. In addition, AllianceBernstein may invest up to 10% of the Portfolio's total assets in any combination of the following asset classes: emerging market equities and bonds, high yield debt, commodities, TIPS, and real estate securities. The Portfolio will also use a combination of interest rate swaps, interest rate futures and total return swaps with a nominal value (meaning the fixed face value, rather than the market value, of these instruments) equal to approximately 25% of the Portfolio's net assets under normal market conditions. This percentage may change in different market environments, but is normally expected to stay within a range of 20% to 30% of net assets. The Adviser expects these instruments to provide additional diversification and balance the sources of risk in the Portfolio. The Adviser anticipates that under normal market conditions these interest rate sensitive instruments will have a maturity of approximately 10 years.

Under normal circumstances, the Portfolio will adhere to the following guidelines:

■

Combined investments in global equity securities, real assets (including commodities, TIPS and real estate securities) and equity-sensitive securities (including emerging market debt and equities and high yield debt, which are deemed by AllianceBernstein to be more sensitive than developed market investment grade bonds to factors that affect the value of equity securities) are limited to 80% of the Portfolio's assets at market value at the time of investment.

■	Investments in foreign equity securities are limited to 60% of the Portfolio's assets at market value at the time of investment.

■	Investments in foreign fixed-income securities are limited to 40% of the Portfolio's fixed income allocation at market value at the time of investment.

The Portfolio may invest up to 10% of its total assets in a wholly-owned and controlled subsidiary of the Portfolio, organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”). AllianceBernstein also manages the assets of the Subsidiary. Generally, the Subsidiary will invest primarily in commodity derivatives, exchange-traded notes and total return swaps. The Portfolio will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Unlike the Portfolio, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary will comply with the same Investment Company Act of 1940 (the “1940 Act”) asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Portfolio’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Portfolio. The Portfolio is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium, or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources, and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Interest Rate Risk. The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The Portfolio’s fixed-income portion will normally have a greater maturity or duration than will its benchmark. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Interest Rate Swap Risk. The risk of interest rate swaps includes changes in market conditions that may affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. Certain interest rate swap arrangements also may involve the risk that they do not fully offset adverse changes in interest rates. Interest rate swaps may in some cases be illiquid and may be difficult to trade or value, especially in the event of market disruptions. Under certain market conditions, the investment performance of the Portfolio may be less favorable than it would have been if the Portfolio had not used the swap agreement.

Credit and Counterparty Risk. The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivative or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Asset Allocation Risk. The Portfolio’s ability to achieve its investment objective depends upon AllianceBernstein’s analysis of various factors and AllianceBernstein’s ability to select the appropriate mix of asset classes based on its analysis of such factors, which may prove incorrect. The Portfolio may experience losses or poor relative performance if AllianceBernstein allocates a significant portion of the Portfolio’s assets to an asset class that does not perform as AllianceBernstein anticipated, including relative to other asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Investment Company and Exchange Traded Fund Risk. An investment in an investment company or ETF involves substantially the same risks as investing directly in the underlying securities. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk. Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value or yield of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price or expected yield before the securities are actually issued or delivered. These investments may create a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Short Sale and Short Position Risk. The Portfolio will incur a loss from a short sale or short position if the value of the security sold short or the reference instrument, in the case of a short position, increases after the time the Portfolio entered into the short sale or short position. Short sales and short positions generally involve a form of leverage, which can exaggerate a Portfolio’s losses, and short positions also may involve credit and counterparty risk. A Portfolio that engages in a short sale or short position may lose more money than the actual cost of the short sale or short position and its potential losses may be unlimited if the Portfolio does not own the security sold short or the reference instrument and it is unable to close out of the short sale or short position. Any gain from a short sale or short position will be offset in whole or in part by the transaction costs associated with the short sale or short position.

Commodities Risk. Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Subsidiary Risk. By investing in the Subsidiary, the Portfolio is indirectly exposed to the commodities risks associated with the Subsidiary’s investments in commodity-related instruments. There can be no assurance that the Subsidiary’s investments will contribute to the Portfolio’s returns. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this Prospectus and could adversely affect the Portfolio, such as by reducing the Portfolio’s investment returns.

Tax Risk. In order for the Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Portfolio must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the Statement of Additional Information. Because income from certain commodity-linked derivative instruments generally is not considered to be qualifying income, the Portfolio does not generally expect to invest directly in such instruments. Rather, the Portfolio’s investment in the Subsidiary is expected to provide the Portfolio with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The Portfolio has obtained an opinion from legal counsel to the effect that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio should constitute “qualifying income” for the purposes of the Portfolio remaining qualified as a regulated investment company for U.S. federal income tax purposes. It is possible that the Internal Revenue Service or a court could disagree with the legal opinion obtained by the Portfolio.

Portfolio Turnover Risk. The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Portfolio commenced operations on May 2, 2011. As a result, it does not have a significant operating history.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Portfolio commenced operations on May 2, 2011. As a result, it does not have a significant operating history.
AllianceBernstein Global Dynamic Allocation Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.03%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	106
3 Years	rr_ExpenseExampleYear03	329
5 Years	rr_ExpenseExampleYear05	571
10 Years	rr_ExpenseExampleYear10	1,264
AQR Global Risk Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AQR Global Risk Balanced Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the period ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal period from inception on April 19, 2011 to December 31, 2011, the Portfolio’s portfolio turnover rate was 7.9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.90%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio utilizes an investment strategy designed to generate returns from a risk diversified portfolio of asset exposures. The Portfolio targets an equal or “neutral” risk allocation from each of the following three major risk sources: (i) equity risk; (ii) nominal interest rate risk (a nominal interest rate is the sum of a real interest rate and an expected inflation rate); and (iii) inflation risk. Targeting a “neutral” risk allocation means that AQR Capital Management, LLC (“AQR”), subadviser to the Portfolio, will target for the Portfolio an equal one-third exposure to each of equity risk, nominal interest rate risk, and inflation risk. The allocation among asset classes is based solely on AQR’s assessment of the risks associated with each asset class, and AQR will adjust the exposure level to respective asset classes as its forecasts of the risk environment change. The Portfolio’s “risk balanced” strategy is managed to target a specific risk level as discussed below.

In seeking to balance the Portfolio’s risks, AQR allocates the Portfolio’s assets among the following major asset classes: global developed and emerging market equities, global nominal and inflation-linked government bonds, and commodities. The face value of an inflation-linked bond rises along with the rate of inflation, while the face value of a nominal bond does not. It is anticipated that the Portfolio’s exposure to equities will primarily be achieved through investments in index futures, swaps on equity index futures and/or equity total return swaps. Nominal bond and commodities exposures will principally be achieved through investments in futures and swaps on futures. Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a pre-determined price in the future. The Portfolio will have exposure to inflation-linked bonds through the direct holding of bonds financed by reverse repurchase agreements. For more information about the types of investments in which the Portfolio may invest, please see “Investment Strategies and Risks” in the Statement of Additional Information.

The Portfolio intends to gain exposure to these asset classes by investing in a portfolio of over 40 Instruments (as defined below). The Portfolio is non-diversified, which means that it can hold securities of a smaller number of issuers and can invest a larger percentage of its assets in a single issuer than a diversified portfolio.

In allocating the Portfolio’s assets among equity risk, nominal interest rate risk, and inflation risk, AQR follows a “risk balanced” approach. The “risk balanced” approach to asset allocation seeks to balance the allocation of risk contributed by asset classes as measured by forecasted volatility, estimated potential loss, and other proprietary measures. For example, a lower risk asset class such as developed government bonds will generally have a higher allocation as measured by the assets underlying the Instruments in which the Portfolio invests than a higher risk asset class such as developed equities. In targeting this equal risk allocation, AQR may utilize leverage to increase the Portfolio’s relative exposure to its lower risk asset classes.

Generally, the Portfolio gains exposure to asset classes by investing in many types of investment vehicles, including, but not limited to: equity index futures, swaps on equity index futures, equity total return swaps, currency forwards, commodity futures, swaps on commodity futures, bond futures, swaps on bond futures, inflation swaps, government bonds, including inflation-protected government bonds (such as Treasury Inflation Protected Securities) financed by reverse repurchase agreements, cash and cash equivalents including, but not limited to, money market fund shares (collectively, the “Instruments”), either by investing directly in those Instruments, or indirectly by investing in a subsidiary as discussed below. The Portfolio may also invest in exchange-traded funds (“ETFs”) or exchange traded notes through which the Portfolio can participate in the performance of one or more instruments.

The Portfolio has no geographic limits on where its investments may be located or where its assets may be exposed, except that its investments in fixed income securities will be limited to those issued by governments located in developed markets and its exposure to emerging markets equities will be limited to no more than 10% of its net assets. The Portfolio may have exposure to equity securities of companies of any market capitalization.

The Portfolio’s use of futures contracts, forward contracts, swaps and certain other Instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an Instrument and results in increased volatility, which means the Portfolio will have the potential for greater gains, as well as the potential for greater losses, than if the Portfolio does not use Instruments that have a leveraging effect. Leveraging also tends to magnify, sometimes significantly, the effect of any increase or decrease in the Portfolio’s exposure to an asset class and may cause the Portfolio’s net asset value (“NAV”) to be volatile. There is no assurance that the Portfolio’s use of Instruments providing enhanced exposure will enable the Portfolio to achieve its investment objective. As a result of the Portfolio’s strategy, the Portfolio may at times have leveraged exposure to one or more asset classes. The Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage.

Although AQR will target a specified volatility level for the Portfolio, the Portfolio’s NAV may be volatile over short-term periods because of the significant use of Instruments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. Volatility may result from rapid and dramatic price swings. AQR normally will target an annualized volatility level for the Portfolio of 10%, however, the actual or realized volatility for longer or shorter periods may be materially higher or lower depending on market conditions. Actual or realized volatility can and will differ from the target volatility. Although an annualized volatility level of 10% is normally targeted for the Portfolio, AQR may, under certain market conditions, target a lower volatility level for the Portfolio.

The Portfolio may invest up to 25% of its total assets in a wholly-owned and controlled subsidiary of the Portfolio, organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”). AQR also manages the assets of the Subsidiary. Generally, the Subsidiary will invest primarily in commodity futures and swaps on commodity futures but it may also invest in other commodity-related instruments such as financial futures, option and swap contracts, equity and fixed income securities, cash and cash equivalents, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Portfolio will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Unlike the Portfolio, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Portfolio’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Portfolio. The Portfolio is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

A significant portion of the assets of the Portfolio may be invested directly or indirectly in money market instruments, which may include, but are not limited to, U.S. Government securities, U.S. Government agency securities, Eurodollar obligations, bankers’ acceptances, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market fund shares, and cash and cash equivalents with one year or less term to maturity. These cash or cash equivalent holdings serve as collateral for the positions the Portfolio takes and also earn income for the Portfolio. The Portfolio may also enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Portfolio sells securities to another party and agrees to repurchase them at a particular date. While the Portfolio normally does not engage in borrowing, leverage will be created when the Portfolio enters into reverse repurchase agreements, engages in futures transactions or uses certain other derivative instruments.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here. In addition, there can be no assurance that employing a “risk balanced” approach will achieve any particular level or return or will, in fact, reduce volatility or potential loss.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Interest Rate Risk. The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

TIPS and Inflation-Linked Bonds Risk. The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including Treasury Inflation Protected Securities, may experience greater losses than other fixed income securities with similar durations.

Commodities Risk. Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodities and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Credit and Counterparty Risk. The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Derivatives Risk. The Portfolio will primarily invest in derivatives, such as futures and forward contracts, and swaps, to seek exposure to certain asset classes and enhance returns. To a lesser extent, the Portfolio may also invest in derivatives to “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks, as well as increase transaction costs. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

Leveraging Risk. Derivatives and other transactions that give rise to leverage may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged. Leveraging also may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leveraging may expose the Portfolio to losses in excess of the amounts invested or borrowed.

Investment Company and Exchange Traded Fund Risk. An investment in an investment company or ETF involves substantially the same risks as investing directly in the underlying securities. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk. Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value or yield of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price or expected yield before the securities are actually issued or delivered. These investments may create a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Repurchase Agreement Risk. Repurchase agreements are subject to credit and counterparty risk. In the event a counterparty defaults, becomes insolvent or otherwise becomes unable or unwilling to honor its obligation to the Portfolio, the Portfolio may incur delays or restrictions on its ability to dispose of the underlying securities and lose all or a part of the income from the repurchase agreement.

Non-diversification Risk. To the extent that the Portfolio holds securities of a smaller number of issuers or invests a larger percentage of its assets in a single issuer than a diversified portfolio, the value of the Portfolio, as compared to the value of a diversified portfolio, will generally be more volatile and more sensitive to the performance of any one of those issuers and to economic, political, market or regulatory events affecting any one of those issuers.

Subsidiary Risk. By investing in the Subsidiary, the Portfolio is indirectly exposed to the commodities risks associated with the Subsidiary’s investments in commodity-related instruments. There can be no assurance that the Subsidiary’s investments will contribute to the Portfolio’s returns. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this Prospectus and could adversely affect the Portfolio, such as by reducing the Portfolio’s investment returns.

Tax Risk. In order for the Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Portfolio must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the Statement of Additional Information. Because income from certain commodity-linked derivative instruments generally is not considered to be qualifying income, the Portfolio does not generally expect to invest directly in such instruments. Rather, the Portfolio’s investment in the Subsidiary is expected to provide the Portfolio with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The Portfolio has obtained a private letter ruling from the Internal Revenue Service confirming that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio will constitute “qualifying income” for the purposes of the Portfolio remaining qualified as a regulated investment company for U.S. federal income tax purposes.

Market Capitalization Risk. Exposure to issuers primarily in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Asset Allocation Risk. The Portfolio’s ability to achieve its investment objective depends upon AQR’s analysis of various factors and AQR’s ability to select the appropriate mix of asset classes based on its analysis of such factors, which may prove incorrect. The Portfolio may experience losses or poor relative performance if AQR allocates a significant portion of the Portfolio’s assets to an asset class that does not perform as AQR anticipated, including relative to other asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Portfolio Turnover Risk. The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
Non-diversification Risk. To the extent that the Portfolio holds securities of a smaller number of issuers or invests a larger percentage of its assets in a single issuer than a diversified portfolio, the value of the Portfolio, as compared to the value of a diversified portfolio, will generally be more volatile and more sensitive to the performance of any one of those issuers and to economic, political, market or regulatory events affecting any one of those issuers.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Portfolio commenced operations on April 19, 2011. As a result, it does not have a significant operating history.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Portfolio commenced operations on April 19, 2011. As a result, it does not have a significant operating history.
AQR Global Risk Balanced Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.63%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.23%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.26%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	129
3 Years	rr_ExpenseExampleYear03	402
5 Years	rr_ExpenseExampleYear05	695
10 Years	rr_ExpenseExampleYear10	1,530
BlackRock Global Tactical Strategies Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BlackRock Global Tactical Strategies Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the period ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”) but do reflect the estimated fees and expenses of the investment companies known as exchange-traded funds in which the Portfolio invests (the “Underlying ETFs”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal period from inception on May 2, 2011 to December 31, 2011, the Portfolio’s portfolio turnover rate was 74.7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.70%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock
As an investor in an Underlying ETF, the Portfolio bears its pro-rata portion of the operating expenses of that Underlying ETF, including such Underlying ETF’s management fee. The percentage shown for Acquired Fund Fees and Expenses (Expenses of Underlying ETFs and Other Investment Companies) shows the fees and expenses that the Portfolio expects to incur indirectly as a result of its investments in shares of the relevant Underlying ETFs during the upcoming fiscal year.

Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the Underlying ETFs and other investment companies, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio’s subadviser, BlackRock Financial Management, Inc. (“BlackRock”), will allocate the Portfolio’s assets in a broad range of asset classes, primarily through Underlying ETFs. The Portfolio can also invest in index derivative instruments. Under normal conditions, the Portfolio will fully invest its assets according to BlackRock’s tactical allocation, while maintaining a small amount of cash for the purpose of serving as collateral for the derivative investments. The tactical portion seeks to position the Portfolio for long-term capital appreciation by actively adjusting the asset allocation mix in response to prevailing market conditions. During periods of high volatility, BlackRock will transfer investments out of the tactical portion into cash. BlackRock will determine the allocation of the Portfolio’s assets invested in the tactical portion and cash and may adjust the balances, based on its expectation of volatility. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. Volatility may result from rapid and dramatic price swings. The Portfolio targets a total return volatility of 10% over a one-year period, but allows for volatility to drift between a lower (7%) and upper (13%) band (excluding any contribution to volatility from exposure to Interest Rate Derivatives, defined below) before any actions are taken to adjust the asset mix. While BlackRock attempts to manage the Portfolio’s volatility exposure to stabilize performance, there can be no guarantee that the Portfolio will reach the targeted volatility or remain within its target volatility range.

Through investment in the Underlying ETFs, the tactical portion of the Portfolio’s investment is expected to have a normal strategic portfolio allocation of 54% in equities, 40% in fixed income, and 6% in real assets, which is subject to tactical adjustments and expectations of volatility. BlackRock will rely on a blend of both fundamental research and quantitative insights to determine potential opportunities and tactical reallocations that tilt the Portfolio away from the normal strategic allocation. The exposure to equities within the tactical portion may range within 15% up or down from the long term strategic allocation in accordance with BlackRock’s investment views and expectations, subject to the volatility ranges. The Portfolio’s exposure to equities may include domestic equities and international equities, including up to 5% in emerging market equities. The exposure to fixed income within the tactical portion may also range within 15% up or down from the normal strategic allocation, subject to the volatility ranges. The Portfolio’s fixed income exposure will come primarily from the investment grade fixed income market, diversified across U.S. dollar denominated government, corporate, and mortgage-backed securities. In addition, the Portfolio may invest up to 5% of total assets in any combination of emerging market debt and high yield debt (commonly referred to as “junk bonds”). The real assets, which have a maximum combined allocation of 6%, are comprised of real estate investment trusts (“REITs”), commodities, and Treasury Inflation-Protected Securities (“TIPS”), and will be invested according to BlackRock’s discretion in the manner deemed most appropriate. Under normal circumstances the combined investments in global equity securities, real assets (REITs, commodities and TIPS) and equity-sensitive securities (including emerging market debt and high yield debt) are limited to 80% of the Portfolio’s assets at market value at the time of investment.

The underlying market exposures will be managed primarily through Underlying ETFs; index derivative instruments may also be used (for example, futures and options on securities indices). For more information about these derivative instruments in which the Portfolio may invest, please see “Investment Strategies and Risks” in the Statement of Additional Information.

The Portfolio will apply a systematic framework that responds to periods of higher or lower expected volatility by rebalancing between the tactical and cash allocation, to attempt to reduce the likelihood of exceeding the upper or lower band of the target volatility range. During periods of increasing expected volatility, the Portfolio will seek to reduce its market exposure by selling assets from Underlying ETFs in its tactical portion and investing instead in cash. During periods of lower expected volatility, the Portfolio will reduce its cash and increase its tactical portion. While the Portfolio may invest substantially all of its assets in the tactical allocation portion, the Subadviser expects to always maintain at least a minimum investment in cash to serve as collateral for derivative investments.

The Portfolio will also use a combination of interest rate swaps, interest rate futures and total return swaps (“Interest Rate Derivatives”) with a nominal value (meaning the fixed face value, rather than the market value, of these instruments) equal to approximately 30% of the Portfolio’s net assets under normal market conditions. This percentage may change in different market environments, but is normally expected to stay within a range of 25% to 35% of net assets. The Adviser expects these instruments to provide additional diversification and balance the sources of risk in the Portfolio. The Adviser anticipates that under normal market conditions these interest rate sensitive instruments will have a maturity of approximately 10 years.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Performance Risk. Performance Risk is a direct risk of investing in the Portfolio. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying ETFs may be adversely affected if the Underlying ETFs are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying ETF that performs poorly, including relative to other Underlying ETFs.

Asset Allocation Risk. The Portfolio’s ability to achieve its investment objective depends upon BlackRock’s analysis of various factors and BlackRock’s ability to select the appropriate mix of asset classes based on its analysis of such factors, which may prove incorrect. The Portfolio may experience losses or poor relative performance if BlackRock allocates a significant portion of the Portfolio’s assets to an asset class that does not perform as BlackRock anticipated, including relative to other asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Interest Rate Risk. Interest rate risk is both a direct and indirect risk of investing in the Portfolio. The value of the Portfolio’s or an Underlying ETF’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The Portfolio’s fixed-income portion will normally have a greater maturity or duration than will its benchmark. The interest earned on the Portfolio’s or an Underlying ETF’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. Credit and counterparty risk is both a direct and indirect risk of investing in the Portfolio. The value of the Portfolio’s or an Underlying ETF’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio or an Underlying ETF fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio or an Underlying ETF files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio or an Underlying ETF.

Interest Rate Swap Risk. The risk of interest rate swaps includes changes in market conditions that may affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. Certain interest rate swap arrangements also may involve the risk that they do not fully offset adverse changes in interest rates. Interest rate swaps may in some cases be illiquid and may be difficult to trade or value, especially in the event of market disruptions. Under certain market conditions, the investment performance of the Portfolio may be less favorable than it would have been if the Portfolio had not used the swap agreement.

Forward and Futures Contract Risk. The successful use of forward and futures contracts will depend upon the Subadviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the forward or futures contract; (ii) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the Subadviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty will default in the performance of its obligations; and (vi) if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

Portfolio Turnover Risk. The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying ETFs) include:

Market Risk. An Underlying ETF’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying ETF.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium, or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources, and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying ETF may outperform or underperform other funds that employ a different investment style.

Mortgage-backed and Asset-backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause an Underlying ETF to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by an Underlying ETF are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of an Underlying ETF receiving payments of principal or interest may be substantially limited.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Portfolio commenced operations on May 2, 2011. As a result, it does not have a significant operating history.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Portfolio commenced operations on May 2, 2011. As a result, it does not have a significant operating history.
BlackRock Global Tactical Strategies Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.68%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.12%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	115
3 Years	rr_ExpenseExampleYear03	358
5 Years	rr_ExpenseExampleYear05	620
10 Years	rr_ExpenseExampleYear10	1,369
MetLife Balanced Plus Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MetLife Balanced Plus Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the period ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”) but do reflect the fees and expenses of the investment companies in which the Portfolio invests (the “Underlying Portfolios”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio, which operates as a fund of funds, does not pay transaction costs when it buys and sells shares of Underlying Portfolios (or “turns over” its portfolio). An Underlying Portfolio pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Underlying Portfolios and the Portfolio. The Portfolio does, however, pay transaction costs when it buys and sells the financial instruments held in the Overlay Portion of the Portfolio. During the most recent fiscal period from inception on May 2, 2011 to December 31, 2011, the Portfolio’s portfolio turnover rate was 10.4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.40%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock
As an investor in an Underlying Portfolio, the Portfolio bears its pro-rata portion of the operating expenses of that Underlying Portfolio, including such Underlying Portfolio’s management fee. The percentage shown for Acquired Fund (Underlying Portfolio) Fees and Expenses shows the fees and expenses that the Portfolio expects to incur indirectly as a result of its investments in shares of the relevant Underlying Portfolios during the upcoming fiscal year.

Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the Underlying Portfolios, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its objective by investing approximately 70% of its assets in Class A shares of the Underlying Portfolios, which are portfolios of Met Investors Series Trust (the "Trust") and Metropolitan Series Fund (the "Fund") (the "Base Portion") and approximately 30% of its assets in a portfolio of fixed income instruments that serve as collateral for equity derivative instruments, primarily stock index futures (the "Overlay Portion"). A stock index future is a contract for the future delivery of a cash payment based on the performance of a stock index such as the S&P 500 Index. In its neutral state, the Portfolio will allocate 60% of its total assets to equity securities or instruments and 40% of its total assets to fixed-income securities or instruments.

MetLife Advisers, LLC ("MetLife Advisers") is the adviser to the Portfolio and is also responsible for managing the Base Portion's investment in Underlying Portfolios. MetLife Advisers establishes specific target investment percentages for the asset classes and the various components of each asset category. Under normal circumstances, the Base Portion invests primarily in Underlying Portfolios in accordance with the target allocations of 30% to equity securities and 40% to fixed-income securities or instruments.

The Base Portion seeks to achieve capital growth through its investments in Underlying Portfolios that invest in equity securities of large-cap U.S. companies, and to a lesser extent, small-cap U.S. companies and foreign companies. The Base Portion seeks to achieve current income through its investments in Underlying Portfolios that invest in fixed income securities, which include both U.S. and foreign investment grade securities, as well as high-yield, high-risk bonds (commonly known as "junk bonds").

For additional information about the Portfolio's investment strategies and the names of the Underlying Portfolios in which the Portfolio may invest, please see "Additional Information about the Portfolio's Investment Strategies" in the Prospectus.

Pacific Investment Management Company LLC (the "Subadviser") is responsible for managing the Overlay Portion, including the management of the fixed-income collateral. The Overlay Portion, which comprises the remaining 30% of the Portfolio's total assets, in its neutral state will provide the Portfolio with an additional 30% exposure to the equity markets utilizing equity derivative instruments, which primarily include stock index futures. The Portfolio may also achieve equity exposure through stock index options, options on stock index futures, and stock index swaps. Because equity derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, the remainder of the assets in the Overlay Portion will be invested in a variety of fixed-income instruments. For more information about these derivative instruments in which the Portfolio may invest, please see "Investment Strategies and Risks" in the Statement of Additional Information.

The Portfolio's investment in equity derivative instruments will be used to increase or decrease the Portfolio's overall equity exposure, and therefore, its volatility. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. Volatility may result from rapid and dramatic price swings. The Subadviser may adjust the Portfolio's equity exposure within a range from approximately 10% to 70%. For example, when the market is in a state of higher volatility, the Subadviser may decrease the Portfolio's equity exposure by holding fewer equity index futures or by taking a short position in equity derivative instruments. A short sale involves the sale by the Portfolio of a security or instrument it does not own with the expectation of purchasing the same security or instrument at a later date at a lower price. When the Portfolio's total equity exposure exceeds 60% the Portfolio may be exposed to leverage. The Subadviser will target an annualized volatility level for the Portfolio of 10%, but will allow volatility to drift between 8% and 12% before any actions are taken to adjust the Portfolio's equity exposure.

In addition to managing the Portfolio’s overall equity exposure as described above, the Subadviser will, within established guidelines, manage the approximately 30% of the Portfolio allocated as collateral in an attempt to enhance the Overlay Portion’s total return as well as balance the sources of risk in the Portfolio. The Subadviser will manage the collateral against an index blended to 60% Barclays Treasury Index/40% Barclays 20-Year U.S. Treasury Index. The blended index is customized to approximate a 10- year duration and the Subadviser has the flexibility to vary duration within two years. The fixed-income instruments will be rated investment grade or higher by a nationally recognized statistical ratings organization, or, if unrated, determined by the Subadviser to be of comparable quality. At least 50% of the Overlay Portion’s assets will be invested in cash bonds issued by the U.S. Government and its agencies with same day or next day settlement. At least 75% of the Overlay Portion’s assets will be invested in securities linked to U.S. Treasuries and interest rates, including, but not limited to cash bonds, repurchase agreements, money market securities and derivatives. The Subadviser is also permitted to invest up to 25% of the Overlay Portion’s assets in other fixed-income securities, including, but not limited to, mortgage-related and asset-backed securities. The Subadviser may also invest in forward commitment, when-issued, or delayed delivery securities.

The Overlay Portion may invest up to 15% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Overlay Portion will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Overlay Portion may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

The following chart sets forth the target allocations set by MetLife Advisers, as of April 30, 2012, to equity and fixed income securities. You should note that these percentages do not directly correspond to investment in equity and fixed income Underlying Portfolios because each Underlying Portfolio may contain one or more asset classes (for example, equity and fixed income) and each Underlying Portfolio may contain various subsets of an asset class (for example, small cap, mid cap and foreign securities). Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio's actual allocations could vary substantially from the target allocations due to both market valuation changes and the Subadviser's management of the Overlay Portion in response to volatility changes.

Asset Class		% of Total Portfolio
Equity	60%
U.S. Large Cap		34%
U.S. Mid Cap		8%
U.S. Small Cap		5%
Foreign Equity		13%
Fixed Income	40%
U.S. Investment Grade		32%
U.S. High Yield		4%
Foreign Fixed Income		4%

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. Market risk is both a direct and indirect risk of investing in the Portfolio. The Portfolio’s or an Underlying Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio or an Underlying Portfolio.

Derivatives Risk. Derivatives risk is both a direct and indirect risk of investing in the Portfolio. The Portfolio or Underlying Portfolios may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s or an Underlying Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio or an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s or an Underlying Portfolio’s volatility and may require such Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Leveraging Risk. Leveraging risk is a direct risk of investing in the Portfolio. Derivatives and other transactions that give rise to leverage may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged. Leveraging also may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leveraging may expose the Portfolio to losses in excess of the amounts invested or borrowed.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk. Forward commitment, when-issued and delayed delivery securities risk is both a direct and indirect risk of investing in the Portfolio. Investments in forward commitments, when-issued and delayed delivery securities are subject to the risk that the value or yield of the securities the Portfolio or Underlying Portfolio is obligated to purchase may decline below the agreed upon purchase price or expected yield before the securities are actually issued or delivered. These investments may create a form of investment leverage, which may increase the Portfolio’s or Underlying Portfolio’s volatility and may require the Portfolio or Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Interest Rate Risk. Interest rate risk is both a direct and indirect risk of investing in the Portfolio. The value of the Portfolio’s or an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The Portfolio’s fixed-income portion will normally have a greater maturity or duration than will its benchmark. The interest earned on the Portfolio’s or an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. Credit and counterparty risk is both a direct and indirect risk of investing in the Portfolio. The value of the Portfolio’s or an Underlying Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio or an Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio or an Underlying Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio or an Underlying Portfolio.

Repurchase Agreement Risk. Repurchase agreement risk is both a direct and indirect risk of investing in the Portfolio. Repurchase agreements are subject to credit and counterparty risk. In the event a counterparty defaults, becomes insolvent or otherwise becomes unable or unwilling to honor its obligation to the Portfolio or an Underlying Portfolio, the Portfolio or Underlying Portfolio may incur delays or restrictions on its ability to dispose of the underlying securities and lose all or a part of the income from the repurchase agreement.

Foreign Investment Risk. Foreign investment risk is both a direct and indirect risk of investing in the Portfolio. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Short Sale and Short Position Risk. The Portfolio or an Underlying Portfolio will incur a loss from a short sale or short position if the value of the security sold short or the reference instrument, in the case of a short position, increases after the time the Portfolio or Underlying Portfolio entered into the short sale or short position. Short sales and short positions generally involve a form of leverage, which can exaggerate a Portfolio’s or Underlying Portfolio’s losses, and short positions also may involve credit and counterparty risk. A Portfolio or Underlying Portfolio that engages in a short sale or short position may lose more money than the actual cost of the short sale or short position and its potential losses may be unlimited if the Portfolio or Underlying Portfolio does not own the security sold short or the reference instrument and it is unable to close out of the short sale or short position. Any gain from a short sale or short position will be offset in whole or in part by the transaction costs associated with the short sale or short position.

Mortgage-backed and Asset-backed Securities Risk. Mortgage-backed and asset-backed securities risk is both a direct and indirect risk of investing in the Portfolio. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio or an Underlying Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio or an Underlying Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio or an Underlying Portfolio receiving payments of principal or interest may be substantially limited.

TIPS and Inflation-Linked Bonds Risk. The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including Treasury Inflation Protected Securities, may experience greater losses than other fixed income securities with similar durations.

Portfolio Turnover Risk. The investment techniques and strategies utilized by the Portfolio and Underlying Portfolios might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s and Underlying Portfolios’ transaction costs, which can adversely affect the Portfolio’s performance and the returns on the Portfolio’s investments in those Underlying Portfolios.

Other direct risks of investing in the Portfolio also include:

Performance Risk. The investment performance of a Portfolio that invests a significant percentage of its assets in Underlying Portfolios may be adversely affected if the Underlying Portfolios are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios.

Asset Allocation Risk. The Portfolio’s ability to achieve its investment objective depends upon MetLife Advisers’ analysis of various factors and MetLife Advisers’ ability to select the appropriate mix of asset classes based on its analysis of such factors, which may prove incorrect. The Portfolio may experience losses or poor relative performance if MetLife Advisers allocates a significant portion of the Portfolio’s assets to an asset class that does not perform as MetLife Advisers anticipated, including relative to other asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Portfolio commenced operations on May 2, 2011. As a result, it does not have a significant operating history.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Portfolio commenced operations on May 2, 2011. As a result, it does not have a significant operating history.
MetLife Balanced Plus Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.27%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.00%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	103
3 Years	rr_ExpenseExampleYear03	320
5 Years	rr_ExpenseExampleYear05	555
10 Years	rr_ExpenseExampleYear10	1,229
Pyramis Government Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pyramis® Government Income Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks a high level of current income, consistent with preservation of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the period ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal period from inception on May 2, 2011 to December 31, 2011, the Portfolio’s portfolio turnover rate was 365.8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	365.80%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Pyramis Global Advisors, LLC (“Pyramis”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s assets in U.S. Government securities and instruments related to U.S. Government securities, such as repurchase agreements on such securities. Certain issuers of U.S. Government securities are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury. Pyramis may also invest the Portfolio’s assets in mortgage-backed and asset-backed securities.

Pyramis uses a blended index comprised of 40% Barclays U.S. Treasury 5+ Year Index/25% Barclays U.S. Agency Index/35% Barclays U.S. MBS Index as a guide in structuring the Portfolio and selecting its investments. Pyramis manages the Portfolio to have similar overall interest rate risk to the blended index.

Pyramis considers other factors when selecting the Portfolio’s investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the Portfolio’s exposure to various risks, including interest rate risk, Pyramis considers, among other things, the market’s overall risk characteristics, the market’s current pricing of those risks, information on the Portfolio’s competitive universe and internal views of potential future market conditions.

Pyramis allocates the Portfolio’s assets among different market sectors (for example, U.S. Treasury or U.S. Government agency securities) and different maturities based on its view of the relative value of each sector or maturity.

Pyramis may engage in transactions that have a leveraging effect on the Portfolio, including investments in derivatives, regardless of whether the Portfolio may own the asset, instrument or components of the index underlying the derivative, and forward-settling securities. Pyramis may invest a significant portion of the Portfolio’s assets in these types of investments. Pyramis may also invest in mortgage dollar roll transactions. Mortgage dollar rolls are transactions in which the Portfolio sells securities for delivery in the current month and simultaneously contracts with the same counter-party to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. Finally, Pyramis may engage in the short selling of securities. For more information about the types of investments in which the Portfolio may invest, please see “Investment Strategies and Risks” in the Statement of Additional Information.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Interest Rate Risk. The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

Repurchase Agreement Risk. Repurchase agreements are subject to credit and counterparty risk. In the event a counterparty defaults, becomes insolvent or otherwise becomes unable or unwilling to honor its obligation to the Portfolio, the Portfolio may incur delays or restrictions on its ability to dispose of the underlying securities and lose all or a part of the income from the repurchase agreement.

Short Sale and Short Position Risk. The Portfolio will incur a loss from a short sale or short position if the value of the security sold short or the reference instrument, in the case of a short position, increases after the time the Portfolio entered into the short sale or short position. Short sales and short positions generally involve a form of leverage, which can exaggerate a Portfolio’s losses, and short positions also may involve credit and counterparty risk. A Portfolio that engages in a short sale or short position may lose more money than the actual cost of the short sale or short position and its potential losses may be unlimited if the Portfolio does not own the security sold short or the reference instrument and it is unable to close out of the short sale or short position. Any gain from a short sale or short position will be offset in whole or in part by the transaction costs associated with the short sale or short position.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk. Investments in forward commitments, when-issued and delayed delivery securities are subject to the risk that the value or yield of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price or expected yield before the securities are actually issued or delivered. These investments may create a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Mortgage Dollar Roll Transactions Risk. Mortgage dollar roll transactions are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price. In addition, the Portfolio may incur higher expenses if its mortgage dollar roll transactions lead to higher portfolio turnover. These transactions also may subject the Portfolio to a form of investment leverage.

TIPS and Inflation-Linked Bonds Risk. The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including Treasury Inflation Protected Securities, may experience greater losses than other fixed income securities with similar durations.

Portfolio Turnover Risk. The Portfolio may engage in active and frequent trading of portfolio securities in an attempt to achieve its investment objectives. High portfolio turnover rates that are associated with active and frequent trading may result in higher transaction costs, which can adversely affect the Portfolio’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Portfolio commenced operations on May 2, 2011. As a result, it does not have a significant operating history.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Portfolio commenced operations on May 2, 2011. As a result, it does not have a significant operating history.
Pyramis Government Income Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.46%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.84%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	269
5 Years	rr_ExpenseExampleYear05	468
10 Years	rr_ExpenseExampleYear10	1,040
Met/Franklin Low Duration Total Return Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Met/Franklin Low Duration Total Return Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide a high level of current income, while seeking preservation of shareholders’ capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the period ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal period from inception on April 29, 2011 to December 31, 2011, the Portfolio’s portfolio turnover rate was 75.5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.50%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that all fee waivers remain in effect only for the period ending April 30, 2013. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Franklin Advisers, Inc. (“Franklin Advisers”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily in investment grade debt securities and investments (as defined below), including government and corporate debt securities, mortgage- and asset-backed securities, investment grade corporate loans, municipal securities and futures with reference securities that are investment grade, targeting an estimated average portfolio duration of three (3) years or less. Duration is a measure of the expected price volatility of a debt instrument as a result of changes in market rates of interest, based on the weighted average timing of the instrument’s expected principal and interest payments and other factors.

Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities. Some of the mortgage securities purchased by the Portfolio are issued or guaranteed by the U.S. government, its agencies or instrumentalities; others are issued by private issuers. The Portfolio may also invest in mortgage dollar rolls, through which the Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the period between the sale and repurchase, the Portfolio forgoes principal and interest paid on the mortgage-backed securities. In addition, the Portfolio may invest a portion of its assets in corporate loans made to, or issued by, borrowers that are U.S. companies, foreign borrowers and U.S. subsidiaries of foreign borrowers and that typically have floating interest rates.

In choosing investments, Franklin Advisers selects securities in various market sectors based on its assessment of changing economic, market, industry and issuer conditions. Franklin Advisers uses a “top-down” analysis of macroeconomic trends, combined with a “bottom-up” fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events. Franklin Advisers evaluates business cycles, changes in yield curves and apparent imbalances in values between and within markets. These factors can impact both income and potential for capital appreciation.

The Portfolio focuses on investment grade securities and investments or in unrated securities and investments that Franklin Advisers determines are comparable. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor’s (S&P®) (rated BBB or better) or Moody’s Investors Service (Moody’s) (rated Baa or higher) are considered investment grade. Securities rated Ba or lower by Moody’s or BB or lower by S&P® are considered to be below investment grade. The Portfolio may invest up to 20% of its total assets in high yield debt securities (commonly referred to as “junk bonds”), including up to 5% in securities rated lower than B by S&P® or Moody’s, which may include defaulted securities. The Portfolio may invest up to 25% of its total assets in foreign securities, including up to 20% of its total assets in non-U.S. dollar denominated securities and up to 10% of its total assets in emerging market securities.

To pursue its investment goals, the Portfolio regularly enters into (which may include purchasing or selling) various derivative transactions, including currency and cross-currency forwards, currency, currency index, bond and interest rate futures contracts and options thereon and swap agreements (including currency, interest rate and credit default swaps) and options thereon. The use of these derivative transactions may allow the Portfolio to obtain net long or short exposures to select currencies, interest rates, countries, duration or credit risks. These derivatives may be used to enhance Portfolio returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Interest Rate Risk. The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Credit Default Swap Risk. Credit default swaps may increase credit and counterparty risk (depending on whether the Portfolio is the buyer or seller of the swaps), and they may in some cases be illiquid. Credit default swaps also may be difficult to trade or value, especially in the event of market disruptions. Credit default swap transactions in which the Portfolio is the seller may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

Mortgage Dollar Roll Transactions Risk. Mortgage dollar roll transactions are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price. In addition, the Portfolio may incur higher expenses if its mortgage dollar roll transactions lead to higher portfolio turnover. These transactions also may subject the Portfolio to a form of investment leverage.

Short Sale and Short Position Risk. The Portfolio will incur a loss from a short sale or short position if the value of the security sold short or the reference instrument, in the case of a short position, increases after the time the Portfolio entered into the short sale or short position. Short sales and short positions generally involve a form of leverage, which can exaggerate a Portfolio’s losses, and short positions also may involve credit and counterparty risk. A Portfolio that engages in a short sale or short position may lose more money than the actual cost of the short sale or short position and its potential losses may be unlimited if the Portfolio does not own the security sold short or the reference instrument and it is unable to close out of the short sale or short position. Any gain from a short sale or short position will be offset in whole or in part by the transaction costs associated with the short sale or short position.

Bank Loan Risk. Investments in bank loans expose the Portfolio to interest rate risk and the credit and counterparty risk of the underlying borrowers of those loans. No active trading market may exist for certain loans. Moreover, adverse market conditions may impair the liquidity of some actively traded loans. The Portfolio may have difficulty valuing and selling bank loans that are illiquid or are less actively traded. Bank loans are also subject to the risk that issuers will prepay the principal more quickly than expected, which could cause the Portfolio to reinvest the repaid principal in investments with lower yields, thereby exposing the Portfolio to a lower rate of return. The Portfolio’s investments in below investment grade loans and other debt securities expose the Portfolio to greater market risk and credit and counterparty risk than a portfolio that invests only in investment grade loans and debt securities. Lower rated securities also may be subject to greater price volatility than higher rated investments.

Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Portfolio commenced operations on April 29, 2011. As a result, it does not have a significant operating history.

For information on Franklin Advisers’ prior performance with a comparable fund, please see “Additional Information about Management—The Subadviser” in the Prospectus.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Portfolio commenced operations on April 29, 2011. As a result, it does not have a significant operating history.
Met/Franklin Low Duration Total Return Portfolio | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.59%
Contractual Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[4]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.56%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	57
3 Years	rr_ExpenseExampleYear03	186
5 Years	rr_ExpenseExampleYear05	327
10 Years	rr_ExpenseExampleYear10	737
Met/Franklin Low Duration Total Return Portfolio | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.84%
Contractual Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[4]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.81%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	83
3 Years	rr_ExpenseExampleYear03	266
5 Years	rr_ExpenseExampleYear05	465
10 Years	rr_ExpenseExampleYear10	1,038

[1]	MetLife Advisers, LLC has contractually agreed, for the period April 30, 2012 through April 30, 2013, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.83% on the first $500 million of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio.
[2]	MetLife Advisers has contractually agreed, for the period April 30, 2012 through April 30, 2013, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.550% of the Portfolio's average daily net assets over $500 million up to $1 billion and to the annual rate of 0.525% of the Portfolio's average daily net assets over $1 billion up to $2 billion. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio.
[3]	Index performance is from 5-2-05.
[4]	MetLife Advisers, LLC has contractually agreed, for the period from April 30, 2012 through April 30, 2013, to waive a portion of the Management Fee reflecting the difference, if any, between the subadvisory fee payable by MetLife Advisers to Franklin Advisers that is calculated based solely on the assets of the Portfolio and the fee that is calculated when the Portfolio's assets are aggregated with those of certain other portfolios. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio.
[5]	MetLife Advisers, LLC has contractually agreed, for the period April 30, 2012 through April 30, 2013, to waive fees or reimburse all expenses (other than Underlying Portfolio fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and any extraordinary expenses) so as to limit Total Annual Operating Expenses (other than Underlying Portfolio fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and any extraordinary expenses) of the Portfolio to 0.05% for Class A shares and 0.30% for Class B shares. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio.
[6]	MetLife Advisers, LLC has contractually agreed, for the period April 30, 2012 through April 30, 2013, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.725% of the Portfolio's average daily net assets over $1 billion. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio.
[7]	MetLife Advisers, LLC has contractually agreed, for the period April 30, 2012 through April 30, 2013, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.575% of the Portfolio's average daily net assets over $1 billion. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio.
[8]	Restated to reflect amended Management Fee schedule.
[9]	MetLife Advisers, LLC has contractually agreed, for the period April 30, 2012 through April 30, 2013, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.650% of the first $900 million of the Portfolio's average daily net assets, plus 0.625% of such assets over $900 million up to $1 billion, plus 0.600% of such assets over $1 billion. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio.
[10]	Index performance is from 11-4-04.
[11]	MetLife Advisers, LLC has contractually agreed, for the period April 30, 2012 through April 30, 2013, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.70% of the first $500 million of the Portfolio's average daily net assets and to the annual rate of 0.55% of the Portfolio's average daily net assets over $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio.
[12]	Index performance is from 5-1-03.
[13]	MetLife Advisers, LLC has contractually agreed, for the period April 30, 2012 through April 30, 2013, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.675% of the first $200 million of the Portfolio's average daily net assets, plus 0.625% of such assets over $200 million up to $500 million, plus 0.600% of such assets over $500 million up to $1 billion, plus 0.575% of such assets over $1 billion up to $2 billion, plus 0.550% of such assets over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio.
[14]	MetLife Advisers, LLC has contractually agreed, for the period April 30, 2012 through April 30, 2013, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.650% of the Portfolio's average daily net assets over $150 million up to $500 million and to the annual rate of 0.625% of the Portfolio's average daily net assets over $500 million up to $1 billion. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio.
[15]	Index performance is from 10-3-05.
[16]	MetLife Advisers, LLC has contractually agreed, for the period April 30, 2012 through April 30, 2013, to waive fees or reimburse expenses (other than acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and any extraordinary expenses) so as to limit Total Annual Operating Expenses (other than acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and any extraordinary expenses) of the Portfolio to 0.80% for Class A shares, to 1.05% for Class B shares and 0.95% for Class E shares. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio. MetLife Advisers, LLC has contractually agreed, for the period from April 30, 2012 through April 30, 2013, to waive a portion of the Management Fee reflecting the difference, if any, between the subadvisory fee payable by MetLife Advisers to Templeton that is calculated based solely on the assets of the Portfolio and the fee that is calculated when the Portfolio's assets are aggregated with those of certain other portfolios. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio.
[17]	Index performance is from 4-28-08.
[18]	MetLife Advisers, LLC has contractually agreed, for the period April 30, 2012 through April 30, 2013, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.650% of the Portfolio's average daily net assets over $1 billion. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio.
[19]	MetLife Advisers, LLC has contractually agreed, for the period April 30, 2012 through April 30, 2013, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.500% of the Portfolio's average daily net assets over $1 billion up to $2 billion and to the annual rate of 0.475% of the Portfolio's average daily net assets over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio.
[20]	MetLife Advisers, LLC has contractually agreed, for the period from April 30, 2012 through April 30, 2013, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% of the first $500 million of the Portfolio's average daily net assets plus 0.625% of such assets over $500 million. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio.